                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      / / Pre-Effective Amendment No. ____
                      / / Post-Effective Amendment No. ____
                        (Check appropriate box or boxes)

                          DELAWARE GROUP TAX-FREE FUND
  -----------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
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                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
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 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
Shares of beneficial  interest,  no par value, of Delaware Tax-Free USA Fund. No filing  fee is due  because  Registrant  is  relying  on  Section  24(f)  of the
                  Investment Company Act of 1940, as amended.

It is  proposed  that this  filing  will  become  effective  on April 21,  2006, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Delaware Investments (R)
A member of Lincoln Financial Group (R)

                                 PROXY MATERIALS

                     Delaware Tax-Free Missouri Insured Fund
                      Delaware Tax-Free Oregon Insured Fund
                         Delaware Tax-Free Insured Fund

Dear Shareholder:

I am  writing  to let you know that a meeting of  shareholders  of the  Delaware
Investments  mutual funds mentioned above (the "Funds") will be held on June 29,
2006.  The  purpose of the  meeting  is to vote on an  important  proposal  that affects the Funds and your  investment in them. As a  shareholder,  you have the opportunity  to voice your opinion on the matters  that affect your Funds.  This
package   contains   information   about  the  proposal   (including  the  three
sub-proposals)  and the  materials  to use when voting by mail,  by telephone or through the Internet.

Please  read the  enclosed  materials  and cast your vote on the proxy  card(s).
Please vote your shares promptly.  Your vote is extremely  important,  no matter how large or small your holdings may be.

The  proposal has been  carefully  reviewed by the Funds'  respective  Boards of
Trustees.  The  Trustees,   most  of  whom  are  not  affiliated  with  Delaware
Investments, are responsible for protecting your interests as a shareholder. The
Trustees  believe the proposal is in the best  interests of  shareholders.  They recommend that you vote FOR the proposal (including each sub-proposal).

The enclosed Q&A is provided to assist you in  understanding  the proposal.  The
proposal   is   described   in   greater    detail   in   the   enclosed   Proxy
Statement/Prospectus.

Voting is quick and easy.  Everything  you need is enclosed.  To cast your vote, simply complete the proxy card(s) enclosed in this package.  Be sure to sign the card(s) before mailing it (them) in the postage-paid envelope. You may also vote your shares by  touch-tone  telephone or through the  Internet.  Simply call the toll-free  number or visit the web site  indicated  on your proxy  card(s),  and follow the recorded or online instructions.

If you have any  questions  before  you vote,  please  call  Computershare  Fund
Services, Inc., the Funds' proxy solicitor, at 1-800-___-________.  They will be glad to help you get your vote in quickly. You may also receive a telephone call from Computershare Fund Services,  Inc. reminding you to vote your shares. Thank you for your participation in this important initiative.

Sincerely,
/s/ Jude T. Driscoll
Jude T. Driscoll
Chairman, President and Chief Executive Officer

                 IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
              AND VOTE ON THE PROPOSAL (INCLUDING 3 SUB-PROPOSALS)

Below is a brief overview of the proposal, including three sub-proposals,  to be voted  upon.  Your  vote is  important.  Please  read the full text of the Proxy
Statement/Prospectus,  which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Delaware Investments at 1-800-523-1918.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposals am I being asked to vote on?

You are  being  asked  to vote  on the  following  proposal  (which  includes  3 sub-proposals) to approve one or more Plans of Reorganization:

     1(a).   To Approve an Agreement and Plan of Reorganization between Delaware
             Tax-Free Missouri Insured Fund and Delaware Tax-Free USA Fund

     1(b).   To Approve an Agreement and Plan of Reorganization between Delaware
             Tax-Free Oregon Insured Fund and Delaware Tax-Free USA Fund

     1(c).   To  Approve a  Plan of Reorganization for Delaware Tax-Free Insured
             Fund and Delaware Tax-Free USA Fund

Proposal:  TO APPROVE PLANS OF REORGANIZATION

What reorganizations are the Boards proposing?

Shareholders  of each of the Funds that are listed below as an Acquired Fund are being asked to consider and approve a reorganization  ("Transaction")  that will have the  effect of  reorganizing  such  Acquired  Fund  with and into  Delaware
Tax-Free USA Fund (the "Acquiring Fund") as follows:

  Sub-Proposal No.

             Acquired Fund                            Acquiring Fund
--------------------------------------------------------------------------------

  1(a)   Delaware Tax-Free Missouri          into [INSERT GRAPHIC OF ARROW]
         Insured Fund, a series of
         Delaware Investments Municipal
         Trust

  1(b)   Delaware Tax-Free Oregon            into  Delaware Tax-Free USA Fund, a
         Insured Fund, a series of                 series of Delaware Group Tax-
         Delaware Investments Municipal                 Free Fund
         Trust                                     [INSERT GRAPHIC OF ARROW]

  1(c)   Delaware Tax-Free Insured Fund,     into  [INSERT GRAPHIC OF ARROW]
         a series of Delaware Group Tax-
         Free Fund

How will the Transactions benefit shareholders?

The  respective  Boards  considered  a number of factors  before  approving  the
Transactions.  After  considering  these  factors,  the  Boards  concluded  that shareholders  will  potentially  benefit from the  Transactions in the following ways:

     o    Shareholders  would  potentially  benefit in the future  from  certain savings in annual  operating  expenses  due to the larger  size of the combined Fund. (There can be no assurance,  however, that such savings will be realized.)

     o    The  Transactions  potentially  would  enhance  asset  growth  for the benefit of  shareholders of the Acquired Funds, as shareholders of the
          Acquiring  Fund,  due,  in part,  to current  low  demand for  insured municipal securities as experienced by the Acquired Funds.

     o    The  investment  strategies  and  policies of the  Acquired  Funds are substantially similar, but not identical, to the investment strategies and policies of the Acquiring Fund.

     o    Although the differences are not necessarily significant in each case, the Acquiring  Fund offers a stronger  track record as compared to the
          Acquired  Funds  over the past 1, 3 and 5 year  periods  and has had a slightly  higher  30-day yield [over that time  period.].  (Of course, past performance is no guarantee of future results.)

How will the Transactions work?

The Acquiring Fund will acquire substantially all of the assets of each Acquired
Fund in exchange for shares of the Acquiring  Fund.  The Acquired Fund will then distribute the Acquiring Fund shares on a pro rata basis to its shareholders. At the time of the  Transactions,  any shares you own of an  Acquired  Fund will be cancelled  and you will  receive  new shares in the same class of the  Acquiring
Fund that will have a value  equal to the value of your  shares in the  Acquired
Fund.  More  detailed  information  about the transfer of assets by the Acquired
Funds and the issuance of shares by the Acquiring Fund can be found in the Proxy
Statement/Prospectus.

What is the anticipated timetable for the Transactions?

The  shareholder  meeting is  scheduled  for [June 29],  2006.  It is  currently anticipated that the Transactions, if approved by shareholders,  will take place on or about  August 25,  2006.  Whether  or not you plan to attend the  Meeting, please vote your shares by mail,  by telephone or through the  Internet.  If you determine at a later date that you wish to attend this  Meeting,  you may revoke
your  proxy  and  vote  in  person,   as   provided   in  the   attached   Proxy
Statement/Prospectus.

                    COMMON QUESTIONS AND GENERAL INFORMATION

Have the Boards of Trustees approved each sub-proposal?

Yes. The Boards of Trustees have  unanimously  approved the proposal,  including each of the sub-proposals, and recommend that you vote to approve them.

How many votes am I entitled to cast?

As a  shareholder,  you are  entitled  to one  vote for each  full  share  and a fractional vote for each fractional  share of each Acquired Fund that you own on the record date. The record date is April [7], 2006.

How do I vote my shares?

You can vote your shares by  completing  and signing the enclosed  proxy card(s)
and  mailing  it in the  enclosed  postage-paid  envelope.  You may also vote by touch-tone  telephone  by calling  the  toll-free  number  printed on your proxy card(s) and following the recorded instructions.  In addition, you may also vote through the Internet by visiting  www.delawareinvestments.com  and following the on-line  instructions.  If you  need  any  assistance,  or  have  any  questions regarding the proposals or sub-proposals or how to vote your shares, please call
Computershare  Fund Services,  Inc.,  the Acquired  Funds' proxy  solicitor,  at
1-800-___-____.

How do I sign the proxy card?

Individual Accounts:   Shareholders should sign exactly as their names appear on
                       the account registration shown on the card.

Joint Accounts:        Either  owner  may  sign,  but  the  name  of  the person
                       signing should conform exactly  to a  name  shown  in the
                       registration.

All  Other Accounts:   The person signing must indicate his or her capacity. For
                       example, if Ms. Ann B. Collins serves as a trustee  for a
                       trust  account  or other type of entity, she should sign,
                       "Ann B. Collins, Trustee."

How can I find more information on the Proposal and each sub-proposal?

You should read the Proxy  Statement/Prospectus  that provides details regarding the  proposal  and the  sub-proposals.  If you have any  questions,  please call
Computershare  Fund  Services,  Inc.,  the Acquired  Funds' proxy  solicitors at
1-800-___-____.

                     DELAWARE TAX-FREE MISSOURI INSURED FUND
                      DELAWARE TAX-FREE OREGON INSURED FUND
             (each a series of Delaware Investments Municipal Trust)

                         DELAWARE TAX-FREE INSURED FUND
                   (a series of Delaware Group Tax-Free Fund)

                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                     NOTICE OF JOINT MEETING OF SHAREHOLDERS

                           To be held on June 29, 2006

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a Joint Meeting (the "Meeting") of Shareholders of Delaware  Tax-Free  Missouri  Insured Fund (the "Missouri Fund") and Delaware
Tax-Free  Oregon  Insured  Fund (the  "Oregon  Fund"),  two  series of  Delaware
Investments  Municipal Trust,  and Delaware  Tax-Free Insured Fund (the "Insured
Fund"),  one series of  Delaware  Group  Tax-Free  Fund,  has been called by the
Boards of Trustees of Delaware  Investments  Municipal  Trust and Delaware Group
Tax-Free Fund, and will be held at the offices of Delaware  Investments  located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on June 29,
2006 at 4:00 p.m.,  Eastern  Time.  The Missouri  Fund,  the Oregon Fund and the
Insured Fund are each  referred to as an  "Acquired  Fund." The Meeting is being called for the following reasons:

     1.   To  approve  the  following  Plans  of   Reorganization   (includes  3
          sub-proposals):

          (a)  For  shareholders  of the Missouri Fund, an Agreement and Plan of
               Reorganization  between Delaware Investments  Municipal Trust, on behalf of the Missouri Fund, and Delaware Group Tax-Free Fund, on
               behalf of the Delaware Tax-Free USA Fund (the "USA Fund");

          (b)  For  shareholders  of the Oregon Fund,  an Agreement  and Plan of
               Reorganization  between Delaware Investments  Municipal Trust, on behalf of the Oregon Fund,  and Delaware  Group Tax-Free Fund, on
               behalf of the USA Fund; and

          (c)  For shareholders of the Insured Fund, a Plan of Reorganization by
               Delaware  Group  Tax-Free Fund, on behalf of the Insured Fund and the USA Fund,

          which  each  provide  for:  (i) the  acquisition  by the USA Fund (the
          "Acquiring  Fund") of substantially  all of the assets of the Acquired
          Fund, in exchange for shares of the Acquiring  Fund; (ii) the pro rata distribution  of shares of the Acquiring Fund to the  shareholders  of such Acquired Fund; and (iii) the  liquidation  and dissolution of the
          Acquired Fund.

     2.   To vote  upon any other  business  as may  properly  come  before  the
          Meeting or any adjournment thereof.

     Shareholders of record of each Acquired Fund as of the close of business on
[April 7, 2006] are  entitled  to notice of, and to vote at, the  Meeting or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by  returning  the proxy card by mail in the  enclosed  postage-paid envelope provided, or by voting by telephone or over the Internet.  Your vote is important.

                                        By Order of the Boards of Trustees,

                                        /s/ David F. Connor
                                        David F. Connor
                                        Secretary

April [24], 2006

To secure the largest possible representation and to save the expense of further mailings,  please mark your proxy card,  sign it, and return it in the  enclosed envelope,  which  requires  no postage if mailed in the  United  States.  If you prefer,  you may instead vote by telephone or the Internet.  You may revoke your
Proxy at any time at or before  the  Meeting or vote in person if you attend the
Meeting, as provided in the attached Proxy Statement/Prospectus.

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS
                                                                           Page

What Are Shareholders Being Asked to Vote On?..................................2

Proposal One:  To Approve a Plan of Reorganization (includes Three(3)
               Sub-Proposals)..................................................3
   What is the purpose of the Proposal?........................................3
   How do the investment objectives, strategies and policies of the

   What are the fees and expenses of each Fund and what might they

   What are the capitalizations of the Funds and what might the capitalizations be after the Transactions? ................................23

Comparison of Investment Objectives, Policies and Risks.......................26
   Are there any significant differences between the investment objectives of the Acquired Funds and the Acquiring Fund? ..................26
   Are there any significant differences between the investment strategies and policies of the Acquired Funds and the Acquiring Fund? .....26
   How do the fundamental investment restrictions of the
   Funds differ? .............................................................29
   What are the risk factors associated with investments in

EXHIBITS

Exhibit A - Form of Agreement and Plan of Reorganization
Exhibit B - Form of Plan of Reorganization by Delaware Group Tax-Free Fund
            (on behalf of the Insured Fund and USA Fund)
Exhibit C - Executive Officers of the Trusts
Exhibit D - Principal Holders of Shares as of [April 7, 2006]

                           PROXY STATEMENT/PROSPECTUS

                             Dated April [24], 2006

                          Acquisition of the Assets of:

      DELAWARE TAX-FREE MISSOURI               DELAWARE TAX-FREE OREGON
            INSURED FUND                             INSURED FUND
(a series of Delaware Investments         (a series of Delaware Investments
           Municipal Trust)                       Municipal Trust)

 By and in exchange for shares of          By and in exchange for shares of

     DELAWARE TAX-FREE USA FUND                DELAWARE TAX-FREE USA FUND

    (a series of Delaware Group               (a series of Delaware Group
            Tax-Free Fund)                           Tax-Free Fund)

                         DELAWARE TAX-FREE INSURED FUND
                   (a series of Delaware Group Tax-Free Fund)

                        By and in exchange for shares of

                           DELAWARE TAX-FREE USA FUND
                   (a series of Delaware Group Tax-Free Fund)

     This Proxy  Statement/Prospectus  solicits proxies to be voted at a Meeting
(the "Meeting") of Shareholders of Delaware  Tax-Free Missouri Insured Fund (the
"Missouri Fund"), Delaware Tax-Free Oregon Insured Fund (the "Oregon Fund"), two
series of Delaware  Investments  Municipal Trust, and Delaware  Tax-Free Insured
Fund (the  "Insured  Fund"),  one series of Delaware  Group  Tax-Free  Fund (the
Missouri  Fund,  the  Oregon  Fund and the  Insured  Fund are  hereinafter  each referred to as an "Acquired Fund" and,  collectively,  as the "Acquired Funds").
The Meeting  has been  called by the Boards of Trustees of Delaware  Investments
Municipal Trust and Delaware Group Tax-Free Fund,  respectively (each, a "Board"
and, collectively,  the "Boards"), to vote on the approval of the Plans (as more fully described below).

     The principal offices of Delaware Investments  Municipal Trust and Delaware
Group   Tax-Free  Fund  (the  "Trusts")  are  located  at  2005  Market  Street,
Philadelphia,  PA 19103. You can reach the offices of the Trusts by telephone by calling 1-800-523-1918.

     The Meeting will be held at the offices of Delaware  Investments located at
2001 Market Street,  2nd Floor Auditorium,  Philadelphia,  PA 19103, on June 29,
2006 at 4:00 p.m.,  Eastern Time. The Boards of Delaware  Investments  Municipal
Trust,  on behalf of the  Missouri  Fund and Oregon  Fund,  and  Delaware  Group
Tax-Free Fund, on behalf of the Insured Fund, are soliciting these proxies. This
Proxy  Statement/Prospectus will first be sent to shareholders on or about April
[24], 2006.

     This  Proxy   Statement/Prospectus  gives  you  the  information  about  an investment  in the  Delaware  Tax-Free  USA Fund (the "USA  Fund" or  "Acquiring
Fund") and about other matters that you should know before voting and investing.
You should retain it for future reference. A Statement of Additional Information dated April [24], 2006 (the "Statement of Additional Information"),  relating to this Proxy  Statement/Prospectus  contains more information  about the Acquiring
Fund, the Acquired Funds (each, a "Fund" and, collectively, the "Funds") and the proposed transactions,  and has been filed with the U.S. Securities and Exchange
Commission (the "SEC") and is incorporated herein by reference.

     The Prospectus of the Acquiring Fund dated December 29, 2005, as amended to date (the "Fund Prospectus"),  is included with and is considered a part of this
Proxy  Statement/Prospectus,  and is intended  to provide  you with  information about the Acquiring Fund.

     You can request a free copy of the Statement of Additional Information, the
Fund  Prospectus  or the Annual Report to  Shareholders  of the USA Fund for the
fiscal year ended  August 31, 2005 by calling  1-800-523-1918,  or by writing to the Trusts at Attention: Account Services, 2005 Market Street, Philadelphia,  PA
19103.

     Like all  mutual  funds,  the SEC has not  approved  or  disapproved  these securities or passed upon the adequacy of this Proxy  Statement/Prospectus.  Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks,  including  the possible loss of principal.

                  WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON?

     Not all of the sub-proposals  described in this Proxy  Statement/Prospectus affect all Acquired Funds. Specifically,  not all shareholders will be voting on each of  Sub-Proposals  1(a),  1(b) and 1(c).  The table below  indicates  which
Acquired Fund's  shareholders will be voting on the  sub-proposals  described in this Proxy Statement/Prospectus.

------------------------------------------------------------ ---------------------------------------------------------
                     Proposal Summary                              Fund Whose Shareholders are Entitled to Vote

------------------------------------------------------------ ---------------------------------------------------------
1.  To approve a Plan of Reorganization that provides for:   Sub-Proposal (a) Missouri Fund - Agreement and Plan of
(i) the acquisition by the Acquiring Fund of substantially   Reorganization between Delaware Investments Municipal
all of the assets of the Acquired Fund, in exchange for      Trust, on behalf of the Missouri Fund, and Delaware
shares of the Acquiring Fund; (ii) the pro rata              Group Tax-Free Fund, on behalf of the USA Fund
distribution of shares of the Acquiring Fund to the
shareholders of the Acquired Fund; and (iii) the             Sub-Proposal (b) Oregon Fund - Agreement and Plan of
liquidation and dissolution of the Acquired Fund.            Reorganization between Delaware Investments Municipal
                                                             Trust, on behalf of the Oregon Fund, and Delaware Group
                                                             Tax-Free Fund, on behalf of the USA Fund

                                                             Sub-Proposal (c) Insured Fund - Plan of Reorganization
                                                             by Delaware Group Tax-Free Fund, on behalf of the
                                                             Insured Fund and the USA Fund

------------------------------------------------------------ ---------------------------------------------------------

PROPOSAL  ONE:  TO  APPROVE  A  PLAN  OF  REORGANIZATION   (Includes  Three  (3)
Sub-Proposals):

     Shareholders  of each of the Acquired Funds are being asked to consider and approve an Agreement and Plan of Reorganization or Plan of Reorganization  (each a "Plan") that will have the effect of reorganizing  that Acquired Fund with and into the Acquiring Fund as summarized in the table above.

     Each Plan  provides  for:  (i) the  acquisition  by the  Acquiring  Fund of substantially  all of the assets of the Acquired  Fund in exchange for shares of the Acquiring  Fund;  (ii) the pro rata  distribution of shares of the Acquiring
Fund to the  shareholders  of the Acquired Fund; and (iii) the  liquidation  and dissolution of the Acquired Fund. If the  shareholders  of an Acquired Fund vote to approve the Plan,  as a  shareholder  of the  Acquired  Fund you will receive
Acquiring  Fund  shares  equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

                                     SUMMARY

     This is only a summary of certain  information  contained in this Proposal.
You  should  read  the  more  complete  information  in the  rest of this  Proxy
Statement/Prospectus, including the Plans (attached as Exhibits A and B) and the
Fund Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Boards of the Trusts  approved  the Plans for the  respective  Acquired
Funds and recommend that shareholders of each Acquired Fund approve the Plan for that  Acquired  Fund.  If  shareholders  of an Acquired  Fund  approve the Plan, substantially  all of the  Acquired  Fund's  assets will be  transferred  to the
Acquiring Fund in exchange for the Acquiring Fund's shares equal in value to the assets of the Acquired  Fund that are  transferred  to the Acquiring  Fund.  The
Acquiring Fund shares will then be distributed  pro rata to the Acquired  Fund's shareholders  and the  Acquired  Fund  will be  liquidated  and  dissolved.  The proposed  transaction  for  each  Acquired  Fund is  referred  to in this  Proxy
Statement/Prospectus  individually as a "Transaction," and, collectively for all the Acquired Funds, as the "Transactions."

     A  Transaction,  if  approved  for an  Acquired  Fund  in  which  you are a shareholder, will result in your shares of the Acquired Fund being exchanged for
Acquiring  Fund  shares of the same  class  equal in value to your  shares of an
Acquired  Fund.  This  means  that you will  cease  to be a  shareholder  of the
Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will  occur on a date  agreed  to by the  parties  to the Plan  (hereafter,  the
"Closing Date"), which is currently expected to be in the second half of 2006.

     For the reasons set forth below under "Reasons for the  Transactions,"  the
Boards  of the  Trusts  have  concluded  that the  Transactions  are in the best interests of the Acquired  Funds and the  Acquiring  Fund.  The Boards have also concluded  that no  dilution in value would  result to the  shareholders  of the
Acquired Funds and the Acquiring Fund as a result of the Transactions.

How do the investment objectives,  strategies and policies of the Acquired Funds and the Acquiring Fund compare?

     Like the Acquired  Funds,  the  Acquiring  Fund is a mutual fund within the
Delaware Investments Family of Funds (the "Delaware  Companies") that is managed by Delaware Management Company ("DMC"), a series of Delaware Management Business
Trust. The investment objective of each Acquired Fund is substantially  similar, but not  identical,  to the  investment  objective of the  Acquiring  Fund.  The
Missouri  Fund and the Oregon  Fund (two of the  Acquired  Funds) seek as high a level of current  income  exempt from  federal  income tax and from the personal income tax in their  respective  states as is consistent  with  preservation  of capital. The investment objective of each of the Insured Fund (an Acquired Fund)
and the USA Fund  (the  Acquiring  Fund)  is to seek as high a level of  current interest  income exempt from federal  income tax as is available  from municipal obligations as is consistent with prudent investment management and preservation of capital.  Each Fund's  investment  objective  is  non-fundamental  and may be changed by the Board without prior shareholder approval.

     In addition,  the investment  strategies and policies of each Acquired Fund are substantially  similar, but not identical,  to the investment strategies and policies of the Acquiring  Fund. Both the Missouri Fund and the Oregon Fund have adopted a  fundamental  investment  policy to seek to achieve  their  investment objectives by investing at least 80% of their net assets in municipal securities that are exempt from federal  income taxes,  including  the federal  alternative minimum tax, and personal income taxes in their respective state.  Likewise, the
Insured Fund has adopted a fundamental  investment policy to seek to achieve its investment  objective  by  investing at least 80% of its net assets in municipal securities  that are exempt from federal  income  taxes,  including  the federal alternative minimum tax. The Acquiring Fund has adopted a fundamental investment policy to seek to achieve its investment  objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. As described below, a Fund may not change its  fundamental  investment  policies and  restrictions  without prior  shareholder  approval.  The  most  significant  differences  between  the
Acquired  Funds and the Acquiring  Fund are that (1) the Acquiring Fund does not have a state-specific  investment  mandate (relevant for the Missouri and Oregon
Funds) and  therefore  does not seek to provide  income  that is exempt from any particular state's income tax and (2) the Acquiring Fund does not have a mandate regarding "insured municipal  securities." Insured municipal securities are debt securities  issued  by or on  behalf  of a state  or  territory,  its  agencies, instrumentalities,  municipalities or other political  sub-divisions,  for which such issuers have  obtained  insurance for the payment of interest and principal
(when due) to the  bondholders.  This  insurance is designed to protect  against certain risks (as described below) - the insurance,  however, does not guarantee the market value of the insured municipal  securities held in a Fund's portfolio and it does not guarantee the value of an investment in a Fund.

     Each of the Acquired Funds has adopted a non-fundamental investment policy, which may be changed with prior notice to shareholders (no shareholder  approval is  required),  to invest at least 80% of its net  assets in  insured  municipal securities.  The  Acquiring  Fund has not  adopted  such an  investment  policy.
Although the Acquiring Fund may invest without  limitation in insured  municipal securities,  such  securities  are typically  not a  significant  portion of the assets of the Acquiring Fund.

     For further information about the investment objectives and policies of the
Funds, see "Comparison of Investment Objectives, Policies and Risks" below.

What are the principal risks associated with investments in the Funds?

     As with most  investments,  investments in the Funds involve certain risks.
There can be no guarantee  against  losses  resulting  from an investment in any
Fund,  nor can there be any assurance  that any Fund will achieve its investment objective.  Investments  in the Funds involve risks  associated  with changes in interest  rates,  market  conditions,  industry  conditions  and  the  financial strength  of  issuers  of the  portfolio  securities  held by a Fund.  The risks associated with an investment in an Acquired Fund are substantially identical to the risks associated with an investment in the Acquiring Fund.  However,  to the extent that an Acquired  Fund  invests  more of its assets in insured  municipal securities as compared to the Acquiring  Fund,  the Acquired Fund may be subject to less credit risk because the payment of interest and  principal  with respect to such insured municipal  securities is insured by an insurance company.  There is no assurance,  however,  that an insurance  company will meet its obligations with respect to the insured municipal securities.

     Also, all of the Funds are considered to be "non-diversified," meaning that they  may  invest  more of  their  assets  in a fewer  number  of  issuers  than diversified funds. Accordingly,  to the extent that a Fund invests its assets in fewer  issuers  as  compared  to a  diversified  fund,  the  Fund  may  be  more susceptible  than a fully  diversified  fund  to  adverse  economic,  political, business,  or regulatory  developments  affecting a single issuer,  industry, or economic sector. This, in turn, can affect the Fund's net asset value.

     For further  information  about the risks of  investing  in the Funds,  see
"Comparison of Investment Objectives, Policies and Risks" below.

What are the general tax consequences of a Transaction?

     It is expected that shareholders of an Acquired Fund will not recognize any gain or loss for  federal  income tax  purposes  as a result of the  exchange of their shares for shares of the  Acquiring  Fund pursuant to a  Transaction.  You should,  however,  consult your tax adviser regarding the effect, if any, of the
Transactions in light of your individual circumstances.  You should also consult your tax adviser about state and local tax consequences of the Transactions,  if any, because the information  about tax consequences in this document relates to the  federal  income tax  consequences  of the  Transactions  only.  For further information about the federal income tax consequences of the  Transactions,  see
"Information  About  the  Transactions  - What are the tax  consequences  of the
Transactions?"

Who manages the Funds?

     The   management   of  the  business  and  affairs  of  each  Fund  is  the
responsibility  of the Board of the  applicable  Trust.  The  Boards  and senior management select officers who are responsible for the day-to-day  operations of the Funds.

     DMC  manages  the  assets  of each  of the  Funds  and  makes  each  Fund's investment  decisions.  DMC is a series of Delaware  Management  Business Trust, which is an indirect,  wholly owned subsidiary of Delaware Management  Holdings,
Inc., and is located at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.
DMC and its predecessors have been managing the assets of the Delaware Companies since 1938.  As of January 31,  2006,  DMC and its  affiliates  within  Delaware
Investments were managing in the aggregate more than $123.6 billion in assets in various  institutional or separately  managed,  investment company and insurance accounts.

     In  addition,  the  portfolio  managers  for  the  Acquired  Funds  and the
Acquiring Fund are the same.  There will be no management  changes involved with the proposed Transactions.  As a result, the following individuals will continue to manage the Acquiring Fund after completion of each Transaction:

     Joseph R. Baxter and Robert F.  Collins  have  primary  responsibility  for making  the  day-to-day  investment  decisions  for the  Acquired  Funds and the
Acquiring Fund. Mr. Baxter assumed  responsibility for the Missouri,  Oregon and
Insured Funds in May 2003 and the USA Fund in January 2003. Mr. Collins  assumed responsibility for the Missouri and Oregon Funds on May 22, 2003 and the Insured
Fund and USA Fund on June 25, 2004.

     Joseph R. Baxter,  Senior Vice  President/Senior  Portfolio  Manager,  is a
graduate  of  LaSalle  University  where he earned his  undergraduate  degree in finance and marketing.  Prior to joining  Delaware  Investments in 1999, he held investment  positions with First Union. Most recently,  he served as a municipal portfolio manager for the Evergreen Funds.

     Robert F. Collins,  Senior Vice  President/Senior  Portfolio Manager,  is a
graduate  of Ursinus  College  where he earned his  Bachelor  of Arts  degree in economics.  Prior to joining  Delaware  Investments  in 2004, he co-managed  the municipal  portfolio  management  group  within  PNC  Advisors,  overseeing  the tax-exempt investments of high-net worth and institutional accounts. Previously,
Mr. Collins headed the municipal fixed income team at Wilmington  Trust Company, managing funds and high-net worth accounts.  Mr. Collins is a CFA  Charterholder and a former president of the Financial Analysts of Wilmington.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transactions?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structure  for each Fund is identical,  and,  except as noted,  the  operating  expenses  shown are based on expenses  incurred  during each Fund's most recent  fiscal year ended August 31,
2005.

                                                            FEE TABLES FOR
                                                  THE MISSOURI FUND AND THE USA FUND

A.  Class A Shares
                                                                      Actual                  Pro forma
                                                      ----------------------------------    -------------
                                                                                             USA Fund -
                                                        Missouri Fund -    USA Fund -       Class A After
                                                           Class A          Class A         Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          4.50%             4.50%            4.50%
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          None(1)           None(1)          None(1)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees......          0.25%             0.27%(2)         0.27%(2)
       Other Expenses(3)..........................          0.18%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          0.93%             0.98%            0.98%
       Fee Waiver/Expense Reimbursement(5)........         (0.03%)           (0.13%)(4)       (0.13%)(4)
       Net Expenses...............................          0.90%             0.85%            0.85%
                                                         ========          ========         ========

B.  Class B Shares
                                                                      Actual                 Pro forma
                                                      ----------------------------------    -------------
                                                                                              USA Fund -
                                                        Missouri Fund -    USA Fund -       Class B After
                                                           Class B          Class B         Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None              None            None
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          4.00%(6)          4.00%(6)         4.00%(6)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees......          1.00%             1.00%            1.00%
       Other Expenses(3)..........................          0.18%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          1.68%             1.71%            1.71%
       Fee Waiver/Expense Reimbursement(5)........         (0.03%)           (0.09%)          (0.09%)
       Net Expenses...............................          1.65%             1.62%            1.62%
                                                         ========          ========         ========

C.  Class C Shares
                                                                      Actual                 Pro forma
                                                      ----------------------------------    -------------
                                                                                              USA Fund -
                                                        Missouri Fund -     USA Fund -      Class C After
                                                           Class C           Class C        Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None              None            None
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          1.00%(7)          1.00%(7)         1.00%(7)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees......          1.00%             1.00%            1.00%
       Other Expenses(3)..........................          0.18%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          1.68%             1.71%            1.71%
       Fee Waiver/Expense Reimbursement(5)........         (0.03%)           (0.09%)          (0.09%)
       Net Expenses...............................          1.65%             1.62%            1.62%
                                                         ========          ========         ========

* Assumes approval and completion of all three proposed  Transactions  involving the Acquired Funds.

(1) A purchase  of Class A shares of $1 million or more may be made at net asset value.  However, if you buy the shares through a financial advisor who is paid a commission,  a contingent  deferred sales charge will apply to redemptions  made within two years of purchase. Additional Class A purchase options that involve a contingent  deferred sales charge may be permitted from time to time and will be disclosed in the applicable Fund's Prospectus if they are available.

(2) The Board has adopted a formula for calculating  12b-1 plan fees for the USA
Fund's  Class A shares  that went into  effect on June 1, 1992.  The total 12b-1 fees to be paid by Class A shareholders of the USA Fund will be the sum of 0.10%
of the average daily net assets  representing shares that were acquired prior to
June 1, 1992 and 0.30% of the average daily net assets  representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate,  the blended rate based upon the  allocation of the 0.10%
and 0.30% rates described above.

(3) "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation  that the
Delaware  Investments  Family of Funds  will not have to  convene a  complexwide shareholders'  meeting during its upcoming  fiscal year.  However,  the Fund may from time to time hold a shareholder meeting.

(4) The USA Fund's  distributor  has  contracted to waive the Class A 12b-1 fees through December 31, 2006 to 0.25% of average daily net assets. This contractual waiver is applied to the shares of the USA Fund that were acquired after June 1,
1992 in calculating the applicable 12b-1 fee rate.

(5) DMC has contracted to waive its fee and/or pay expenses of the Missouri Fund and the USA Fund through  December 31, 2006, in order to prevent total operating
expenses   (excluding  any  12b-1  fees,   taxes,   interest,   brokerage  fees,
extraordinary  expenses and certain  insurance  costs) from  exceeding  0.65% of average  daily net assets of the  Missouri  Fund and 0.62% of average  daily net assets of the USA Fund.

(6) If you redeem Class B shares  during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which declines to 3.00%
during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(7) Class C shares  redeemed  within one year of purchase are subject to a 1.00%
contingent deferred sales charge.

Examples

     These  examples  are intended to help you compare the costs of investing in
Missouri Fund shares with the cost of investing in Acquiring  Fund shares of the comparable class, both before and after the Transactions. You can also use these examples  to compare  the costs of these  Funds  with the costs of other  mutual funds.  We show  the  cumulative  amount  of  Fund  expenses  on a  hypothetical investment of $10,000 in the Missouri  Fund and the Acquiring  Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
The examples  assume a 5% return each  year.(1) This is an example only and does not  represent  future  expenses,  which may be greater or less than those shown below.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions your costs would be:

Class A Shares                                 1 Year     3 Years      5 Years      10 Years
Missouri Fund                                   $538        $730         $939        $1,539
USA Fund                                        $533        $736         $955        $1,586
Pro forma USA Fund (after the Transactions)*    $533        $736         $955        $1,586

Class B Shares(2)                              1 Year     3 Years      5 Years      10 Years
Missouri Fund                                   $568        $752        $1,060       $1,785
USA Fund                                        $565        $755        $1,070       $1,818
Pro forma USA Fund (after the Transactions)*    $565        $755        $1,070       $1,818

Class C Shares                                 1 Year     3 Years      5 Years      10 Years
Missouri Fund                                   $268        $527         $910        $1,984
USA Fund                                        $265        $530         $920        $2,012
Pro forma USA Fund (after the Transactions)*    $265        $530         $920        $2,012

You would pay the following  expenses on the same investment if you did not sell your shares:

Class B Shares(2)                              1 Year     3 Years      5 Years      10 Years
Missouri Fund                                   $168        $527         $910        $1,785
USA Fund                                        $165        $530         $920        $1,818
Pro forma USA Fund (after the Transactions)*    $165        $530         $920        $1,818

Class C Shares                                 1 Year     3 Years      5 Years      10 Years
Missouri Fund                                   $168        $527         $910        $1,984
USA Fund                                        $165        $530         $920        $2,012
Pro forma USA Fund (after the Transactions)*    $165        $530         $920        $2,012

* Assumes approval and completion of all three proposed  Transactions  involving the Acquired Funds.

(1)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical  5% return we used here.  This example  reflects the net  operating expenses with the  contractual  fee waivers and expense  limits for the one-year contractual  period and the total operating expenses without the fee waivers and expense limits for years two through ten.

(2) The Class B example  reflects  the  conversion  of Class B shares to Class A shares after eight  years.  Information  for the ninth and tenth years  reflects expenses of the Class A shares.

     These are just examples.  They do not represent past or future  expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are  reflected  in the net asset value and are not directly  charged to your  account.  The  expenses  of each of the Funds are  comprised  of  expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular  series of that Trust that are allocated among the various series of the Trust.

                                 FEE TABLES FOR
                        THE OREGON FUND AND THE USA FUND

A.  Class A Shares
                                                                      Actual                 Pro forma
                                                      ----------------------------------    -------------
                                                                                              USA Fund -
                                                        Oregon Fund -      USA Fund -       Class A After
                                                           Class A          Class A         Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          4.50%             4.50%            4.50%
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          None(1)           None(1)          None(1)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees......          0.25%             0.27%(2)         0.27%(2)
       Other Expenses(3)..........................          0.19%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          0.94%             0.98%            0.98%
       Fee Waiver/Expense Reimbursement(5)........         (0.09%)           (0.13%)(4)       (0.13%)(4)
       Net Expenses...............................          0.85%             0.85%            0.85%
                                                         ========          ========         ========

B.  Class B Shares
                                                                      Actual                  Pro forma
                                                      ----------------------------------    -------------
                                                                                             USA Fund -
                                                        Oregon Fund -      USA Fund -       Class B After
                                                           Class B          Class B         Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None             None              None
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          4.00%(6)          4.00%(6)         4.00%(6)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees......          1.00%             1.00%            1.00%
       Other Expenses(3)..........................          0.19%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          1.69%             1.71%            1.71%
       Fee Waiver/Expense Reimbursement(5)........         (0.09%)           (0.09%)          (0.09%)
       Net Expenses...............................          1.60%             1.62%            1.62%
                                                         ========          ========         ========

C.  Class C Shares
                                                                      Actual                 Pro forma
                                                      ----------------------------------    -------------
                                                                                              USA Fund -
                                                        Oregon Fund -      USA Fund -       Class C After
                                                           Class C          Class  C        Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None              None            None
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          1.00%(7)          1.00%(7)         1.00%(7)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees......          1.00%             1.00%            1.00%
       Other Expenses(3)..........................          0.19%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          1.69%             1.71%            1.71%
       Fee Waiver/Expense Reimbursement(5)........         (0.09%)           (0.09%)          (0.09%)
       Net Expenses...............................          1.60%             1.62%            1.62%
                                                         ========          ========         ========

* Assumes approval and completion of all three proposed  Transactions  involving the Acquired Funds.

(1) A purchase  of Class A shares of $1 million or more may be made at net asset value.  However, if you buy the shares through a financial advisor who is paid a commission,  a contingent  deferred sales charge will apply to redemptions  made within two years of purchase. Additional Class A purchase options that involve a contingent  deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) The Board has adopted a formula for calculating  12b-1 plan fees for the USA
Fund's  Class A shares  that went into  effect on June 1, 1992.  The total 12b-1 fees to be paid by Class A shareholders of the USA Fund will be the sum of 0.10%
of the average daily net assets  representing shares that were acquired prior to
June 1, 1992 and 0.30% of the average daily net assets  representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate,  the blended rate based upon the  allocation of the 0.10%
and 0.30% rates described above.

(3) "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation  that the
Delaware  Investments  Family of Funds  will not have to  convene a  complexwide shareholders'  meeting during its upcoming  fiscal year.  However,  the Fund may from time to time hold a shareholder meeting.

(4) The USA Fund's  distributor  has  contracted to waive the Class A 12b-1 fees through December 31, 2006 to 0.25% of average daily net assets. This contractual waiver is applied to the shares of the USA Fund that were acquired after June 1,
1992 in calculating the applicable 12b-1 fee rate.

(5) DMC has  contracted  to waive its fee and/or pay expenses of the Oregon Fund and the USA Fund through  December 31, 2006, in order to prevent total operating
expenses   (excluding  any  12b-1  fees,   taxes,   interest,   brokerage  fees,
extraordinary  expenses and certain  insurance  costs) from  exceeding  0.60% of average  daily net  assets of the  Oregon  Fund and 0.62% of  average  daily net assets of the USA Fund.

(6) If you redeem Class B shares  during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which declines to 3.00%
during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(7) Class C shares  redeemed  within one year of purchase are subject to a 1.00%
contingent deferred sales charge.

Examples

     These  examples  are intended to help you compare the costs of investing in
Oregon Fund shares with the cost of investing  in  Acquiring  Fund shares of the comparable class, both before and after the Transactions. You can also use these examples  to compare  the costs of these  Funds  with the costs of other  mutual funds.  We show  the  cumulative  amount  of  Fund  expenses  on a  hypothetical investment  of $10,000 in the Oregon  Fund and the  Acquiring  Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
The examples  assume a 5% return each  year.(1) This is an example only and does not  represent  future  expenses,  which may be greater or less than those shown below.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions your costs would be:

Class A Shares                                 1 Year     3 Years      5 Years      10 Years
Oregon Fund                                     $533        $728         $938        $1,545
USA Fund                                        $533        $736         $955        $1,586
Pro forma USA Fund (after the Transactions)*    $533        $736         $955        $1,586

Class B Shares(2)                              1 Year     3 Years      5 Years      10 Years
Oregon Fund                                     $563        $749        $1,059       $1,791
USA Fund                                        $565        $755        $1,070       $1,818
Pro forma USA Fund (after the Transactions)*    $565        $755        $1,070       $1,818

Class C Shares                                 1 Year     3 Years      5 Years      10 Years
Oregon Fund                                     $263        $524         $909        $1,990
USA Fund                                        $265        $530         $920        $2,012
Pro forma USA Fund (after the Transactions)*    $265        $530         $920        $2,012

You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares(2)                              1 Year     3 Years      5 Years      10 Years
Oregon Fund                                     $163        $524         $909        $1,791
USA Fund                                        $165        $530         $920        $1,818
Pro forma USA Fund (after the Transactions)*    $165        $530         $920        $1,818

Class C Shares                                 1 Year     3 Years      5 Years      10 Years
Oregon Fund                                     $163        $524         $909        $1,990
USA Fund                                        $165        $530         $920        $2,012
Pro forma USA Fund (after the Transactions)*    $165        $530         $920        $2,012

(*) Assumes approval and completion of all three proposed Transactions involving the Acquired Funds.

(1)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical  5% return we used here.  This example  reflects the net  operating expenses with the  contractual  fee waivers and expense  limits for the one-year contractual  period and the total operating expenses without the fee waivers and expense limits for years two through ten.

(2) The Class B example  reflects  the  conversion  of Class B shares to Class A shares after eight  years.  Information  for the ninth and tenth years  reflects expenses of the Class A shares.

     These are just examples.  They do not represent past or future  expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are  reflected  in the net asset value and are not directly  charged to your  account.  The  expenses  of each of the Funds are  comprised  of  expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular  series of that Trust that are allocated among the various series of the Trust.

                                 FEE TABLES FOR
                        THE INSURED FUND AND THE USA FUND

A.  Class A Shares
                                                                      Actual                  Pro forma
                                                      ----------------------------------    -------------
                                                                                             USA Fund -
                                                        Insured Fund -    USA Fund -        Class A After
                                                           Class A           Class A        Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          4.50%             4.50%            4.50%
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          None(1)           None(1)          None(1)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees(2)...          0.27%             0.27%            0.27%
       Other Expenses(3)..........................          0.21%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          0.98%             0.98%            0.98%
       Fee Waiver/Expense Reimbursement(4,5)......         (0.08%)           (0.13%)          (0.13%)
       Net Expenses...............................          0.90%             0.85%            0.85%
                                                         ========          ========         ========

B.  Class B Shares
                                                                      Actual                  Pro forma
                                                      ----------------------------------    -------------
                                                                                             USA Fund -
                                                        Insured Fund -     USA Fund -       Class B After
                                                           Class B          Class B         Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None              None            None
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          4.00%(6)          4.00%(6)         4.00%(6)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees......          1.00%             1.00%            1.00%
       Other Expenses(3)..........................          0.21%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          1.71%             1.71%            1.71%
       Fee Waiver/Expense Reimbursement(5)........         (0.04%)           (0.09%)          (0.09%)
       Net Expenses...............................          1.67%             1.62%            1.62%
                                                         ========          ========         ========

C.  Class C Shares
                                                                      Actual                  Pro forma
                                                      ----------------------------------    -------------
                                                                                              USA Fund -
                                                        Insured Fund -     USA Fund -       Class C After
                                                           Class C          Class C         Transactions*
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................           None              None             None
 Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of
 original purchase price or redemption price,
 whichever is lower)..............................          1.00%(7)          1.00%(7)         1.00%(7)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%             0.55%            0.55%
       Distribution and Service (12b-1) Fees......          1.00%             1.00%            1.00%
       Other Expenses(3)..........................          0.21%             0.16%            0.16%
                                                         --------          --------         --------
       Total Annual Fund Operating Expenses.......          1.71%             1.71%            1.71%
       Fee Waiver/Expense Reimbursement(5)........         (0.04%)           (0.09%)          (0.09%)
       Net Expenses...............................          1.67%             1.62%            1.62%
                                                         ========          ========         ========

* Assumes approval and completion of all three proposed  Transactions  involving the Acquired Funds.

(1) A purchase  of Class A shares of $1 million or more may be made at net asset value.  However, if you buy the shares through a financial advisor who is paid a commission,  a contingent  deferred sales charge will apply to redemptions  made within two years of purchase. Additional Class A purchase options that involve a contingent  deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) The Board has  adopted a formula  for  calculating  12b-1 plan fees for each
Fund's  Class A shares  that went into  effect on June 1, 1992.  The total 12b-1 fees to be paid by Class A shareholders  of the Fund will be the sum of 0.10% of the average daily net assets  representing  shares that were  acquired  prior to
June 1, 1992 and 0.30% of the average daily net assets  representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate,  the blended rate based upon the  allocation of the 0.10%
and 0.30% rates described above.

(3) "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation  that the
Delaware  Investments  Family of Funds  will not have to  convene a  complexwide shareholders'  meeting during its upcoming  fiscal year.  However,  the Fund may from time to time hold a shareholder meeting.

(4) The  Fund's  distributor  has  contracted  to waive the  Class A 12b-1  fees through December 31, 2006 to 0.25% of average daily net assets. This contractual waiver is  applied to the  shares of the Fund that were  acquired  after June 1,
1992 in calculating the applicable 12b-1 fee rate.

(5) DMC has  contracted to waive its fee and/or pay expenses of the Insured Fund and the USA Fund through  December 31, 2006, in order to prevent total operating
expenses   (excluding  any  12b-1  fees,   taxes,   interest,   brokerage  fees,
extraordinary  expenses and certain  insurance  costs) from  exceeding  0.67% of average  daily net assets of the  Insured  Fund and 0.62% of  average  daily net assets of the USA Fund.

(6) If you redeem Class B shares  during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which declines to 3.00%
during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(7) Class C shares  redeemed  within one year of purchase are subject to a 1.00%
contingent deferred sales charge.

Examples

     These  examples  are intended to help you compare the costs of investing in
Insured Fund shares with the cost of  investing in Acquiring  Fund shares of the comparable class, both before and after the Transactions. You can also use these examples  to compare  the costs of these  Funds  with the costs of other  mutual funds.  We show  the  cumulative  amount  of  Fund  expenses  on a  hypothetical investment  of $10,000 in the Insured Fund and the  Acquiring  Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
The examples  assume a 5% return each  year.(1) This is an example only and does not  represent  future  expenses,  which may be greater or less than those shown below.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions your costs would be:

Class A Shares                                 1 Year     3 Years      5 Years      10 Years
Insured Fund                                    $538        $740         $960        $1,590
USA Fund                                        $533        $736         $955        $1,586
Pro forma USA Fund (after the Transactions)*    $533        $736         $955        $1,586

Class B Shares(2)                              1 Year     3 Years      5 Years      10 Years
Insured Fund                                    $570        $760        $1,074       $1,822
USA Fund                                        $565        $755        $1,070       $1,818
Pro forma USA Fund (after the Transactions)*    $565        $755        $1,070       $1,818

Class C Shares                                 1 Year     3 Years      5 Years      10 Years
Insured Fund                                    $270        $535         $924        $2,016
USA Fund                                        $265        $530         $920        $2,012
Pro forma USA Fund (after the Transactions)*    $265        $530         $920        $2,012

You would pay the following  expenses on the same investment if you did not sell your shares:

Class B Shares(2)                              1 Year     3 Years      5 Years      10 Years
Insured Fund                                    $170        $535         $924        $1,822
USA Fund                                        $165        $530         $920        $1,818
Pro forma USA Fund (after the Transactions)*    $165        $530         $920        $1,818

Class C Shares                                 1 Year     3 Years      5 Years      10 Years
Insured Fund                                    $170        $535         $924        $2,016
USA Fund                                        $165        $530         $920        $2,012
Pro forma USA Fund (after the Transactions)*    $165        $530         $920        $2,012

* Assumes approval and completion of all three proposed  Transactions  involving the Acquired Funds.

(1)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical  5% return we used here.  This example  reflects the net  operating expenses with the  contractual  fee waivers and expense  limits for the one-year contractual  period and the total operating expenses without the fee waivers and expense limits for years two through ten.

(2) The Class B example  reflects  the  conversion  of Class B shares to Class A shares after eight  years.  Information  for the ninth and tenth years  reflects expenses of the Class A shares.

     These are just examples.  They do not represent past or future  expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are  reflected  in the net asset value and are not directly  charged to your  account.  The  expenses  of each of the Funds are  comprised  of  expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular  series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section "Reasons for the Transactions," the Board of each  Trust  considered  a number  of  factors  when  reviewing  the  Plans  and considering the proposed Transactions.  The performance history of the Funds, as of December 31,  2005,  was among the factors  that the Boards  considered.  The performance  history of the Funds  (without  sales  charges)  as of that date is shown below:

                          Average Annual Total Returns
                                                                  10 Years or
                                                                     Since
Fund                          1 Year     3 Years      5 Years       Inception(1)

Missouri Fund--Class A         3.69%      3.53%        4.69%          4.80%
Oregon Fund - Class A          3.19%      3.84%        5.03%          5.08%
Insured Fund - Class A         3.23%      4.09%        5.14%          4.82%
Acquiring Fund--Class A        3.80%      5.23%        5.75%          4.76%

Missouri Fund--Class B         3.02%      2.80%        3.91%          4.19%
Oregon Fund  - Class B         2.42%      3.10%        4.27%          4.48%
Insured Fund - Class B         2.44%      3.29%        4.33%          4.15%
Acquiring Fund--Class B        3.00%      4.42%        4.93%          4.09%

Missouri Fund--Class C         2.91%      2.75%        3.90%          3.99%

Class C net assets
Insured Fund - Class C         2.44%      3.29%        4.33%          3.99%
Acquiring Fund--Class C        3.00%      4.42%        4.93%          3.94%

(1) The inception dates for each of the Funds are listed below:

Missouri Fund
Class A: 11/2/92
Class B: 3/12/95
Class C: 11/11/95

Oregon Fund
Class A: 8/1/93
Class B: 3/12/95
Class C: 7/7/95

Insured Fund
Class A: 3/25/85
Class B: 5/2/94
Class C: 11/29/95

Acquiring Fund
Class A: 1/11/84
Class B: 5/2/94
Class C: 11/29/95

Where can I find more financial information about the Funds?

     The Acquiring Fund's Annual Report, which is included with the Statement of
Additional  Information,  and the  Acquired  Funds'  Annual  Reports  contain  a discussion of the Funds'  performance  during the past fiscal year and shows per share  information  for each of the past five fiscal years.  These documents are available upon request.  (See "More Information About the Funds.") The Acquiring
Fund's  Prospectus  also  contains  further  financial   information  about  the
Acquiring Fund.

What are other key features of the Funds?

     Investment  Management  Fees. DMC is the  investment  manager of all of the
Funds. DMC has entered into separate investment  management  agreements relating to each of the Funds that provide for  reductions  in fee rate for a Fund as the assets of the Fund increase. The investment management fees for the Funds are:

------------------------------- ------------------------------------------------
             Fund                     Investment Management Fee
------------------------------- ------------------------------------------------
Acquired Funds                  0.50% on first $500 million
                                0.475% on next $500 million
                                0.45% on next $1,500 million
                                0.425% on assets in excess of $2,500 million
------------------------------- ------------------------------------------------
Acquiring Fund                  0.55% on first $500 million
                                0.50% on next $500 million
                                0.45% on next $1,500 million
                                0.425% on assets in excess of $2,500 million
------------------------------- ------------------------------------------------

     DMC has contracted to waive that portion,  if any, of the annual management fees  payable  by each  Fund and to pay  certain  expenses  of each Fund for the period  through  December  31, 2006 to the extent  necessary  to limit the total operating  expenses  of each  Fund to the  levels  described  in the Fee  Tables beginning on page [7].

     Distribution Services. Pursuant to underwriting agreements relating to each of  the  Funds,  Delaware  Distributors,  L.P.  ("DDLP"),  2005  Market  Street,
Philadelphia,  Pennsylvania  19103,  serves as the national  distributor for the shares of the Funds. DDLP pays the expenses of the promotion and distribution of the Funds' shares, except for payments by the Funds on behalf of Class A shares,
Class B shares and Class C shares under their respective 12b-1 Plans. DDLP is an indirect,  wholly owned subsidiary of Delaware Management Holdings,  Inc. and an affiliate of DMC.

     Pursuant  to  a  contractual   arrangement  with  DDLP,  Lincoln  Financial
Distributors,  Inc.  ("LFD"),  2001 Market  Street,  Philadelphia,  Pennsylvania
19103-7055,  is  primarily  responsible  for  promoting  the sale of Fund shares through broker/dealers,  financial advisors and other financial  intermediaries.
LFD is also an affiliate of DDLP and DMC.

     Rule 12b-1  Plans.  Each Fund has adopted a separate  distribution  plan or
"Rule  12b-1  Plan" for each of its Class A shares,  Class B shares  and Class C shares  (collectively,  the "Rule 12b-1 Plans" and, each  individually,  a "Rule
12b-1 Plan").

     Each Rule 12b-1 Plan permits the relevant  Fund to pay out of the assets of the Class A shares,  Class B shares and Class C shares,  as applicable,  monthly fees to DDLP for its services and expenses in distributing  and promoting shares of such  classes.  These  expenses  may include,  among  others,  preparing  and distributing advertisements,  sales literature and prospectuses and reports used for sales  purposes,  compensating  sales and  marketing  personnel,  and paying distribution  and maintenance  fees to securities  brokers and dealers who enter into dealer agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class
B shares  and  Class C  shares  are also  used to pay  DDLP  for  advancing  the commission costs to dealers with respect to the initial sale of such Class B and
Class C shares.  In  addition,  each Fund's Rule 12b-1 Plan permits the relevant
Fund to make  payments  out of the assets of the Class A shares,  Class B shares and Class C shares to other unaffiliated  parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

     The  maximum  aggregate  annual fee  payable by a Fund under its Rule 12b-1
Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of the Missouri and the Oregon  Funds'  average  daily net assets of Class A shares and up to 0.30% of the  Insured and the USA Funds'  average  daily net assets of
Class A shares (as explained more fully below);  and up to 1.00% (0.25% of which are service fees to be paid to DDLP,  dealers and others for providing  personal service and/or maintaining  shareholder accounts) of Class B shares' and Class C shares'  average  daily net assets.  The Boards for the Trusts may reduce  these amounts at any time.  With regard to the Insured and USA Funds'  Class A shares, the Board has adopted a formula for calculating  12b-1 plan fees for each Fund's
Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Insured  Fund and the USA Fund will be the sum of 0.10% of the  average  daily net  assets  representing  shares  that were acquired  prior  to June 1,  1992 and  0.30% of the  average  daily  net  assets representing  shares  that were  acquired  on or after June 1, 1992.  All of the
Insured Fund's and the USA Fund's Class A  shareholders  will bear 12b-1 fees at the same rate,  which is the blended rate based upon the allocation of the 0.10%
and 0.30% rates described above.  DDLP has contracted to waive the Class A 12b-1 fees  through  December  31,  2006 to 0.25% of average  daily net assets for the
Insured Fund and the USA Fund. This contractual  waiver is applied to the shares of the Insured  Fund and the USA Fund that were  acquired  after June 1, 1992 in calculating  the  applicable  12b-1 fee rate. All of the  distribution  expenses incurred by DDLP and  others,  such as  broker/dealers,  in excess of the amount paid on behalf of Class A shares, Class B shares and Class C shares are borne by such persons without any reimbursement on behalf of such Classes.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and  redemption of each Fund's shares are  identical.  You may refer to the Fund  Prospectus  under the section  entitled  "About Your  Account" for the purchase,  exchange,  and  redemption  procedures  applicable to the  purchases, exchanges and redemptions of the Acquiring Fund's shares.

     Dividends,  Distributions and Taxes. For all Funds,  dividends are declared daily and paid monthly,  while capital gains, if any, are distributed  annually.
For more information about dividends,  distributions and the tax implications of investing  in the  Acquiring  Fund,  please  see the Fund  Prospectus  under the section entitled "About Your Account--Dividends, distributions and taxes."

                          REASONS FOR THE TRANSACTIONS

     Based on the  considerations  described  below,  the Boards,  including the trustees  who are  deemed to be  independent  trustees  (each,  an  "Independent
Trustee" and,  collectively,  the  "Independent  Trustees") under the Investment
Company Act of 1940,  as amended  (the "1940  Act"),  on behalf of the  Acquired
Funds and the Acquiring Fund, have determined that the Transactions  would be in the best  interest of the  Acquired  Funds and the  Acquiring  Fund and that the interests of the Acquired Funds' and the Acquiring Fund's existing  shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Boards for the Trusts held on February  15,  2006,  DMC presented  the Plans to the Trustees  and  provided  the Trustees  with data and analysis  regarding  the  proposed  Transactions.  At the  meeting,  the  Boards considered a number of factors, including the following:

          o    The compatibility of each Acquired Fund's  investment  objective, policies and restrictions with the investment objective, policies and restrictions of the Acquiring Fund;

          o    The relative investment performance and yields of the Funds;

          o    The  relative  size of the  Acquired  Funds  as  compared  to the
               Acquiring Fund both before and after the Transactions;

          o    The relative  past and current  growth in assets of the Funds and the anticipated future inability of the Acquired Funds to achieve satisfactory  asset  growth  as  analyzed  by DDLP as the  Funds'
               distributor;

          o    The  relative  expense  ratios of the  Funds and the  anticipated impact of the proposed  Transactions on the expense ratios of the
               Acquiring Fund;

          o    The   anticipated   federal  income  tax   consequences   of  the
               Transactions with respect to each Fund and its shareholders;

          o    The estimated costs of each of the Transactions and the extent to which the Funds would bear such costs; and

          o    The  potential  benefits  of the  proposed  Transactions  for the shareholders of the Acquired Funds and the Acquiring Fund.

     The Boards noted that the  investment  objective  for each Acquired Fund is substantially  similar to the  investment  objective of the Acquiring  Fund. The
Boards also noted that the  portfolios of each  Acquired Fund have  historically been managed in substantially  the same manner as the portfolio of the Acquiring
Fund.  The  Boards  considered  the  differences  with  respect  to  the  Funds'
investments  in insured  municipal  securities  and the relative  differences in credit  quality.  The materials  provided to the Boards also  explained that the investment  strategies  and  policies of the  Acquired  Funds are  substantially similar to the investment strategies and policies of the Acquiring Fund.

     DMC  informed the Boards that,  in its view,  shareholders  of the Acquired
Funds,  which  are  required  to  invest   substantially  in  insured  municipal
securities,  could  benefit from the  increased  diversification  offered by the
Acquiring  Fund,  which is a  national  municipal  bond  fund  without  a policy requiring  it to invest  substantially  in  insured  municipal  securities.  DMC advised the Boards that, in its view,  single-state  insured funds,  such as the
Oregon and Missouri  Funds,  have less  investment  flexibility as compared to a national  municipal  bond fund such as the Acquiring  Fund. DMC also advised the
Boards that it believes that investors in the Oregon and Missouri Funds would be exposed to less  geographical  risk than  shareholders  of the  Acquiring  Fund.
Furthermore, DDLP informed the Boards that the demand for insured municipal bond funds  is  limited,  especially  in the  current  lower  yield  environment.  In particular,  DDLP noted  that,  based on the  current  market  conditions  where investors are searching for greater yield, the Acquired Funds cannot be grown to a size where economies of scale can be recognized for those Funds.

     With respect to  performance,  the materials  provided to the Boards showed that each of the Acquired Funds had stronger performance than the Acquiring Fund over the trailing  10-year  period;  however,  the Acquiring Fund had a stronger performance  record for the  trailing  1-year,  3-year and  5-year  periods.  In addition,  over the trailing  1-year,  3-year and 5-year periods,  the Acquiring
Fund had a stronger  performance  rank relative to its Lipper category  (General
Municipal Debt Funds) than do the Acquired Funds to theirs  (Missouri  Municipal
Debt  Funds,  Oregon  Municipal  Debt Funds and  Insured  Municipal  Debt Funds,
respectively).  The materials also demonstrated that the 30-day SEC yield of the
Acquiring Fund has been higher than each of the Acquired Funds. Furthermore, DMC advised the Boards that  shareholders of the Acquired Funds would receive higher distribution yields as shareholders of the Acquiring Fund even after considering the loss of the benefit of individual state income tax exclusions.

     The Boards also  considered  sales and  redemption  data and relative asset growth for each Fund as  presented  by DDLP.  The  information  provided  to the
Boards  indicated that the Oregon Fund had positive net cash flow while both the
Missouri  and Insured  Funds had  negative  net cash flows  during the  one-year period ended December 31, 2005.  Although the Oregon Fund had positive cash flow over the one-year  period ended December 31, 2005, DMC noted that those positive cash flows have not been  substantial  enough to raise the Oregon  Fund's  total assets to a viable  level.  Moreover,  DMC and DDLP pointed out that none of the
Acquired  Funds had attracted net assets at a sufficient  rate to make them cost effective,  but that the Acquiring  Fund had strong  positive net cash flows for the one-year  period ended December 31, 2005.  DDLP also reported that combining the  Acquired  Funds with the  Acquiring  Fund should  eliminate  the  duplicate marketing  efforts  for the Funds,  which are  similarly  managed,  and thus the
Transactions  potentially  would reduce  marketing  expenses  and enhance  asset growth for the benefit of shareholders of all Funds.

     In  deciding   whether  to  recommend   approval  of  the  Transactions  to
shareholders,  the Boards also  considered  the fees and  expense  ratios of the
Acquiring Fund and the Acquired Funds and the impact of contractual fees waivers thereon.  The Boards considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base  and  by  reaching  or  utilizing,  to a  greater  extent,  breakpoints  in investment  management fees, although there can be no assurance that operational savings will be realized.  At the Board meetings,  DMC informed the Boards that, with the fee waivers and expense  limitations  in place at that time,  the total expenses  for the  Acquiring  Fund are  lower  than the  total  expenses  of the
Missouri  Fund and the Insured Fund and are the same as the Oregon Fund on Class
A shares, but slightly higher on the Class B and Class C shares. The Boards also considered  that the fee waivers and expense  limitations  were due to expire on
December 31, 2006.  Finally,  the Board considered the proposal of DMC to commit to not raising  the level of the fee cap higher  than the third  quartile of the
Lipper Peer Group for the Acquiring Fund. In addition,  the Board noted that DMC has  implemented  an expense  waiver on the Acquiring  Fund which must remain in effect  through  December  31, 2006 and that this  expense  limitation  will not change as a result of the  Transactions.  Moreover,  DMC informed the Board that any increase in expenses that an Acquired Fund shareholder  might experience may be offset by the higher yield  expected to be generated by the securities of the
Acquiring Fund.  Finally,  DMC also reported that the shareholders could benefit from the  savings  the  Acquiring  Fund  would  realize in  acquiring  municipal securities and other assets in the Transactions as opposed to purchasing them in the open market. Moreover, the Boards noted that investors in the Acquired Funds would  benefit  from  the  higher  yield,  increased  diversification  and  less geographic risk of the Acquiring Fund.

     DMC  informed  the Boards that each  Transaction  will be  structured  as a tax-free  reorganization.  DMC also  informed  the  Boards as to the cost of the
Transactions,  including the costs  associated with the solicitation of proxies.
The Boards  considered  that the  expenses of each  Transaction  would be shared one-third by the Acquiring Fund, one-third by the Acquired Fund and one-third by
DMC.

     The  Boards  of  the  Trusts  approved  the  Plans,   concluding  that  the
Transactions are in the best interests of the respective  Acquired Funds and the
Acquiring Fund and that no dilution of value would result to the shareholders of any Fund  from the  Transaction.  The  Boards  of the  Trusts  then  decided  to
recommend  that   shareholders  of  each  Acquired  Fund  vote  to  approve  the
Transaction  with  respect to that Fund.  The Trustees  approving  the Plans and making the foregoing determinations included all of the Independent Trustees.

For the reasons discussed above, the Boards of Trustees of the Trusts, on behalf of the Acquired Funds, unanimously recommend that you vote FOR the Proposal.

     If the shareholders of an Acquired Fund do not approve the applicable Plan, the Board of the respective  Trust may consider other possible courses of action for such Acquired Fund, including  liquidation and dissolution.  Approval of one
Plan is not contingent upon the approval of any other Plan.

                       INFORMATION ABOUT THE TRANSACTIONS

     This is only a summary  of the  Plans.  You  should  read the  actual  Plan relating to your  Acquired  Fund.  They are attached as Exhibits A and B to this
Proxy Statement/Prospectus and are incorporated herein by reference.

How will the Transactions be carried out?

     If the  shareholders  of an Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions. If the shareholders  of an  Acquired  Fund do not  approve  the  applicable  Plan,  the
Transaction will not take place with respect to that Acquired Fund.

     If the shareholders of an Acquired Fund approve the Plan, the Acquired Fund will  deliver  to the  Acquiring  Fund  substantially  all of its  assets on the
Closing  Date.  In exchange,  the Trust,  on behalf of the Acquired  Fund,  will receive the Acquiring  Fund's shares to be distributed  pro rata to the Acquired
Fund's  shareholders.  The value of the assets to be delivered to the  Acquiring
Fund shall be the value of such  assets  computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.

     If the Transactions are approved,  the stock transfer books of the Acquired
Funds will be permanently  closed as of the close of business of the NYSE on the business day before the Closing Date.  The Acquired  Funds will accept  requests for  redemption  only if received  in proper  form  before  that time.  Requests received  after that time will be  considered  requests to redeem  shares of the
Acquiring Fund.

     To  the  extent  permitted  by  law,  the  Plans  may  be  amended  without shareholder  approval at the  direction of the Boards of Trustees of the Trusts.
The respective  Boards of an Acquired Fund and the Acquiring Fund may also agree to terminate and abandon the respective  Transaction at any time before or after the approval of  shareholders  of the Acquired Fund or may terminate and abandon the  Transaction if certain  conditions  required under the respective Plan have not been satisfied.

Who will pay the expenses of the Transactions?

     The  expenses  resulting  from  an  Acquired  Fund's   participation  in  a
Transaction,  including solicitation of proxies, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the
Acquiring Fund, and 33.34% by DMC. The Funds will bear these  transaction  costs without regard to any of the expense limits noted above.

What are the tax consequences of the Transactions?

     Each  Transaction is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986,  as  amended  (the  "Code").  Based  on  certain  assumptions  made and representations  to be made on behalf of each  Acquired  Fund and the  Acquiring
Fund, it is expected that Stradley,  Ronon,  Stevens & Young, LLP will provide a legal opinion that, for federal  income tax purposes,  (i)  shareholders  of the
Acquired  Funds will not  recognize any gain or loss as a result of the exchange of their shares of an Acquired Fund for shares of the Acquiring  Fund,  and (ii)
the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund's assets.

     Capital  losses can  generally be carried  forward to each of the eight (8)
years  succeeding  the loss  year to  offset  future  capital  gains.  After the
Transactions,  the capital loss carryovers  (together with any current year loss and net unrealized depreciation in the value of the assets) of the Funds will be subject to an annual limitation for federal income tax purposes. This limitation may result in a portion of the capital loss  carryovers  of a Fund,  which might otherwise  have  been  utilized  to  offset  future  capital  gains,  to  expire unutilized.  At August 31,  2005,  the  Missouri  Fund and the  Oregon  Fund had
$32,473 and $189,531,  respectively,  of tax basis capital loss  carryovers that expire in 2008 for the Missouri Fund and in 2009 ($110,  608) and 2010 ($78,923)
for the Oregon Fund. At August 31, 2005, the Insured Fund had fully utilized its capital loss carryover.

     At August 31, 2005,  the Acquiring Fund had $8,276,866 of tax basis capital loss carryovers that expire in 2008  ($8,276,548)  and 2009 ($318).  The capital loss  carryovers  of the  Acquiring  Fund will  continue to be available and not subject to an annual limitation as a result of the Transactions.

     You should  consult  your tax adviser  regarding  the effect,  if any, of a
Transaction in light of your individual  circumstances.  You should also consult your tax  adviser  about the state and  local  tax  consequences,  if any,  of a
Transaction  because  this  discussion  only  relates to the federal  income tax consequences.

What should I know about shares of the Acquiring Fund?

     If a  Transaction  is approved for an Acquired  Fund,  full and  fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired
Fund in accordance with the procedures  described above. When issued, each share will be  validly  issued and fully  paid and  non-assessable.  The shares of the
Acquiring Fund will be recorded  electronically in each  shareholder's  account.
The Acquiring Fund will then send a confirmation to each shareholder.  As of the
Closing Date, any outstanding  certificates,  if any,  representing shares of an
Acquired Fund will be cancelled.

     The Acquiring  Fund shares to be issued in the  Transactions  have the same rights and  privileges as the shares of your  Acquired  Fund.  For example,  all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board.  If this happens,  holders of the  remaining  shares voting will not be able to elect any trustees.

     Like the Acquired Funds,  the Acquiring Fund does not routinely hold annual meetings of  shareholders.  The  Acquiring  Fund may hold  special  meetings for matters  requiring  shareholder  approval.  A meeting  of the  Acquiring  Fund's shareholders  may also be called at any time by the Board or by the  chairperson of the Board or by the president.

     For  purposes of  calculating  any  applicable  contingent  deferred  sales charges,  the  period  you have held your  shares  in an  Acquired  Fund will be counted  toward,  and  carried  over as,  the  holding  period of the shares you receive in the Acquiring Fund.

What are the  capitalizations of the Funds and what might the capitalizations be after the Transactions?

     The  following  table sets  forth,  as of August  31,  2005,  the  separate capitalizations  of the Acquiring Fund and the Acquired Funds, and the estimated capitalization  of the Acquiring Fund as adjusted to give effect to the proposed
Transactions. The capitalization of the Acquiring Fund is likely to be different when the Transactions are actually consummated.

                                                                                 Pro Forma        Acquiring Fund after
                                                                               Adjustments to         Transaction
                                          Missouri Fund     Acquiring Fund   Capitalization(1)        (estimated)*

Net assets (millions)                          $50,672,359     $476,451,701           $(11,210)            $527,112,856
Total shares outstanding                         4,688,927       40,516,197                                  44,825,876

Class A net assets (millions)                  $46,182,308     $453,981,230           $(10,449)            $500,153,089
Class A shares outstanding                       4,273,525       38,605,351                                  42,533,149
Class A net asset value per share                   $11.32           $11.76                                      $11.76

Class B net assets (millions)                   $3,098,612      $16,506,985              $(537)              $9,605,060
Class B shares outstanding                         286,829        1,403,728                                   1,667,268
Class B net asset value per share                   $10.80           $11.76                                      $11.76

Class C net assets (millions)                   $1,391,439       $5,963,492              $(224)              $7,354,707
Class C shares outstanding                         128,573          507,118                                     625,459
Class C net asset value per share                   $10.82           $11.76                                      $11.76

                                                                                 Pro Forma        Acquiring Fund after
                                                                               Adjustments to         Transaction
                                          Oregon Fund       Acquiring Fund   Capitalization(1)        (estimated)*

Net assets (millions)                          $47,574,380     $476,451,701            $(9,760)            $524,016,327
Total shares outstanding                         4,646,316       40,516,197                                  44,562,364

Class A net assets (millions)                  $34,028,754     $453,981,230            $(8,140)            $488,001,844
Class A shares outstanding                       3,194,497       38,605,351                                  41,499,468
Class A net asset value per share                   $10.65           $11.76                                      $11.76

Class B net assets (millions)                   $6,889,418      $16,506,985              $(876)             $23,395,527
Class B shares outstanding                         646,429        1,403,728                                   1,989,675
Class B net asset value per share                   $10.66           $11.76                                      $11.76

Class C net assets (millions)                   $6,656,208       $5,963,492              $(744)             $12,618,956
Class C shares outstanding                         623,390          507,118                                   1,073,221
Class C net asset value per share                   $10.68           $11.76                                      $11.76

                                                                                 Pro Forma        Acquiring Fund after
                                                                               Adjustments to         Transaction
                                          Insured Fund      Acquiring Fund   Capitalization(1)        (estimated)*

Net assets (millions)                          $61,394,898     $476,451,701           $(13,746)            $537,832,859
Total shares outstanding                         5,444,317       40,516,197                                  45,737,836

Class A net assets (millions)                  $52,291,497     $453,981,230           $(12,403)            $506,260,324
Class A shares outstanding                       4,637,117       38,605,351                                  43,052,740
Class A net asset value per share                   $11.28           $11.76                                      $11.76

Class B net assets (millions)                   $6,140,880      $16,506,985              $(925)             $22,646,940
Class B shares outstanding                         544,550        1,403,728                                   1,926,016
Class B net asset value per share                   $11.28           $11.76                                      $11.76

Class C net assets (millions)                   $2,962,521       $5,963,492              $(418)              $8,925,595
Class C shares outstanding                         262,650          507,118                                     759,080
Class C net asset value per share                   $11.28           $11.76                                      $11.76

(1)The adjustments reflect the costs of the Transaction incurred by each Fund.

* If the  Transactions  are approved for all three Acquired Funds, the pro forma capitalization of the Acquiring Fund would be as follows:

                                            Acquiring Fund after
                                          Transaction (estimated)
       Net assets (millions)                         $636,058,628
       Total shares outstanding                        54,093,681

       Class A net assets (millions)                 $586,452,798
       Class A shares outstanding                      49,874,654
       Class A net asset value per share                   $11.76

       Class B net assets (millions)                  $32,633,556
       Class B shares outstanding                       2,775,503
       Class B net asset value per share                   $11.76

       Class C net assets (millions)                  $16,972,274
       Class C shares outstanding                       1,443,524
       Class C net asset value per share                   $11.76

             COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

     This section  describes the  investment  objectives,  principal  investment strategies and the key investment  policies of the Funds, and certain noteworthy differences  between such  objectives,  strategies and policies,  as well as the risks associated with such objectives,  strategies and policies.  For a complete description of the Acquiring Fund's investment  strategies,  policies and risks, you  should  read the  Fund  Prospectus,  which  is  included  with  this  Proxy
Statement/Prospectus.

Are there any significant  differences between the investment  objectives of the
Acquired Funds and the Acquiring Fund?

     The investment  objective of each Acquired Fund is  substantially  similar, but not  identical,  to the  investment  objective of the  Acquiring  Fund.  The
Missouri  Fund and the Oregon  Fund (two of the  Acquired  Funds) seek as high a level of current  income  exempt from  federal  income tax and from the personal income tax in their  respective  states as is consistent  with  preservation  of capital.  Each of the  Insured  Fund (an  Acquired  Fund)  and the USA Fund (the
Acquiring  Fund) seek as high a level of current  interest  income  exempt  from federal income tax as is available  from municipal  obligations as is consistent with prudent  investment  management and  preservation  of capital.  Each Fund's investment  objective  is  non-fundamental  and  may be  changed  without  prior shareholder approval.

Are there any  significant  differences  between the  investment  strategies and policies of the Acquired Funds and the Acquiring Fund?

     The   investment   strategies  and  policies  of  each  Acquired  Fund  are
substantially  similar,  but not  identical,  to the  investment  strategies and policies of the Acquiring  Fund. Both the Missouri Fund and the Oregon Fund have adopted a  fundamental  investment  policy to seek to achieve  their  investment objectives by investing at least 80% of their net assets in municipal securities that are exempt from federal  income taxes,  including  the federal  alternative minimum tax, and personal income taxes in their respective state.  Likewise, the
Insured Fund has adopted a fundamental  investment policy to seek to achieve its investment  objective  by  investing at least 80% of its net assets in municipal securities  that are exempt from federal  income  taxes,  including  the federal alternative minimum tax. The Acquiring Fund has adopted a fundamental investment policy to seek to achieve its investment  objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income taxes,  including the federal alternative minimum tax. A Fund may not change its fundamental  investment  policies and  restrictions  without  prior  shareholder approval. As a result, these fundamental  investment policies for a Fund may not be  changed  without  the  approval  of  the  lesser  of (i) a  majority  of the outstanding  shares of the Fund,  or (ii) 67% or more of the  shares  present at such  meeting  of  shareholders  at which  the  holders  of more than 50% of the outstanding shares are present or represented by proxy at the meeting ("Majority
Vote").

     The  most  significant  differences  between  the  Acquired  Funds  and the
Acquiring  Fund are that (1) the Acquiring  Fund does not have a  state-specific investment  mandate  (relevant  for the  Missouri  and  the  Oregon  Funds)  and therefore  does not seek to provide  income that is exempt  from any  particular state's income tax and (2) the Acquiring Fund does not have a mandate  regarding
"insured municipal securities." Insured municipal securities are debt securities issued by or on behalf of a state or territory, its agencies, instrumentalities, municipalities  or other  political  sub-divisions,  for which such issuers have obtained  insurance for the payment of interest and principal  (when due) to the bondholders.  This  insurance is designed to protect  against  certain risks (as described below) - the insurance,  however,  does not guarantee the market value of the insured  municipal  securities held in a Fund's portfolio and it does not guarantee  the  value  of a  shareholder's  investment  in a  Fund.  Each of the
Acquired Funds has adopted a  non-fundamental  investment  policy,  which may be changed with prior notice to shareholders (no shareholder approval is required), to invest at least 80% of its net assets in insured  municipal  securities.  The
Acquiring Fund has not adopted such an investment policy. Although the Acquiring
Fund may  invest  without  limitation  in  insured  municipal  securities,  such securities  will  typically  not be a  significant  portion of the assets of the
Acquiring Fund.

     Each of the Funds  invests  primarily in tax-exempt  obligations,  commonly known as municipal bonds, which are debt obligations issued by or on behalf of a state or territory,  its agencies,  instrumentalities,  municipalities  or other political  sub-divisions.  There are several different types of municipal bonds,
including  general   obligation   bonds,   revenue  bonds  and  municipal  lease
obligations.  Each  Acquired Fund may invest in general  obligation  and revenue bonds,  as well as other tax-free  municipal  securities,  provided that,  under normal market conditions and after the application of insurance, at least 80% of the  Acquired  Fund's net assets are  invested in insured  municipal  securities that,  in the case of the Missouri and Oregon  Funds,  are rated at least AAA by
Standard & Poor's Ratings  Services  ("S&P") or an equivalent  rating by another nationally recognized statistical rating organization ("NRSRO"), and in the case of the Insured Fund,  are rated in the top four quality grades by S&P or another
NRSRO.  In  addition,  at least 80% of the  Acquired  Fund's net assets  must be invested in bonds that are fully insured by companies  that must have at least a
AAA-rated claims paying ability by S&P or an equivalent rating by another NRSRO.
The Missouri and Oregon Funds do not invest in  non-investment  grade  municipal securities,  commonly referred to as high-yield securities. However, the Insured
Fund may  invest no more than 5% of its assets in high  yield  securities;  this restriction  applies at the time the  Insured  Fund  purchases  a  security.  In addition,  the  Acquired  Funds may  invest up to 20% of their  total  assets in non-insured municipal  securities,  and, with respect to the Missouri and Oregon
Funds, such investments must be rated in the top four quality grades by an NRSRO or of  equivalent  quality,  as  determined  by DMC.  In  addition,  each of the
Missouri and Oregon  Funds may have up to 35% of its total assets in  securities that have been downgraded to AA by S&P or Aa by Moody's Investors Services since each of those Funds initially purchased the securities.

     The Acquiring Fund does not have such  limitations  with respect to insured municipal  securities;  however,  the Acquiring Fund does have  limitations with respect  to the  credit  quality  of its  portfolio  securities.  As a matter of non-fundamental  policy, the Acquiring Fund will primarily invest in bonds rated in the top four rating  categories  by an NRSRO or bonds that are  unrated,  but which DMC, as the investment  manager,  determines to be of comparable  quality.
The  Acquiring  Fund  may  invest  up to 20% of its net  assets  in  high-yield, lower-rated fixed income securities.  The quality limitation applies at the time of purchase.

     As a result of the Transactions,  shareholders in an Acquired Fund, each of
which  invests   primarily  in  insured  municipal   securities,   would  become
shareholders in the Acquiring Fund,  which does not primarily  invest in insured municipal securities.  Although the Acquiring Fund may invest without limitation in  insured  municipal  securities,  such  securities  will  typically  not be a significant portion of the assets of the Acquiring Fund.

     Each Fund may invest up to 20% of its assets in private activity or private placement  bonds.  Such  securities are used to finance  certain  non-government activities,  and the  interest  income from these  securities  is subject to the federal alternative minimum tax.

     Depending on market conditions and other factors, each of the Funds invests in  securities  with  maturities  of  varying  lengths.  In  general,  each Fund maintains an average effective maturity of between 5 and 30 years.

     Each Fund has adopted a non-fundamental policy that prohibits the Fund from concentrating  its investments in the securities of issuers primarily engaged in the same industry.  Generally, this fundamental investment restriction prohibits a Fund  from  investing  25% or  more  of the  value  of the  Fund's  assets  in securities  of  issuers  in  any  one  industry.  Certain  types  of  bonds  and obligations  are  excluded  from this  restriction.  In  particular,  the Funds'
restrictions  on industry  concentration  do not apply to obligations  issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt  securities or  certificates of deposit.  In addition,  each Fund may invest  more than 25% of its total  assets in certain  sectors of the  municipal bond market in  circumstances  in which  other  appropriate  investments  may be limited (e.g.,  housing,  health care and utility).  In addition,  each Fund may invest more than 25% of its total assets in  industrial  development  bonds and, with respect to the Insured Fund and the Acquiring  Fund,  in pollution  control bonds.

     All of the  Funds  are  "non-diversified"  for  purposes  of the 1940  Act.
Generally,  a "diversified"  investment  company may not, with respect to 75% of its assets,  invest more than 5% of its assets in any one issuer and may not own more than 10% of the outstanding  voting  securities of any one issuer.  Because each  Fund  is  non-diversified,  it is not  subject  to  these  diversification requirements.  Although the Funds are  non-diversified  for purposes of the 1940
Act, each Fund intends to meet the  diversification  requirements of a regulated investment  company under  Subchapter M of the Code.  Under the Code,  the Funds have the  flexibility  to invest as much as 50% of their assets in as few as two issuers,  provided that no single issuer  accounts for more than 25% of a Fund's portfolio.  The remaining 50% of a Fund's assets must be  diversified so that no more than 5% of a Fund's  assets  are  invested  in the  securities  of a single issuer.

     Each Fund may invest up to 25% of its assets in inverse  floaters  when the underlying  bond is tax-exempt.  Otherwise,  each Fund's  investments in taxable instruments,  non-insured  securities  (for the Acquired  Funds) and  securities rated below investment  grade,  including inverse floaters on taxable bonds, are limited to 20% of the Fund's net assets.  Inverse  floaters are instruments with floating or  variable  interest  rates that move in the  opposite  direction  to short-term interest rates or interest rate indices.

     Each  Fund  may  invest  up to an  aggregate  of 20% of its net  assets  in futures,  options  and  swaps,  so long  as each  Fund's  investments  in  these
securities  when  aggregated   with  other  taxable   instruments,   non-insured
securities (for the Acquired Funds) and securities  rated below investment grade do not exceed 20% of the Fund's net assets.

     The Funds may invest without limit in short-term, tax-exempt obligations on a temporary,  defensive basis. When DMC, the Funds' investment manager, believes that  unusual or adverse  economic,  market or other  conditions  warrant a more defensive posture,  DMC may temporarily select investments for a Fund other than
those  investments  that  are  the  Fund's  primary  focus,   including  taxable
investments.  When  investing in this manner a Fund may be unable to achieve its investment objective.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted identical  fundamental  investment  policies. A Fund may not  change  any of its  fundamental  investment  policies  without  a prior
Majority Vote of its shareholders.  The Acquiring Fund's fundamental  investment restrictions  are  listed  in  the  Acquiring  Fund's  Statement  of  Additional
Information  dated  December 29, 2005 related to the Fund  Prospectus,  which is incorporated by reference into the Statement of Additional  Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all  investments,  an  investment in any of the Funds  involves  risk.
There is no assurance that the Funds will meet their  investment  objectives.  A
Fund's ability to achieve its objective will depend,  among other things, on the portfolio  managers'  analytical and portfolio  management  skills. As with most investments in mutual funds,  the best results are achieved when  investments in the Funds are held for a number of years.

     The risks of  investing  in the Funds  are  basically  the same as those of other investments in municipal securities of similar quality. Investments in the
Funds are subject to several risks, which are summarized below.

     Interest Rate Risk.  Interest  rate risk is generally the most  significant type of risk for the Funds. Interest rate risk is the risk that securities,  and in particular bonds with longer  maturities,  will decrease in value if interest rates rise.  These changes can be  unpredictable,  and, as such,  the Funds will generally not try to increase  return by  aggressively  capitalizing on interest rate  changes.  Each Fund seeks to manage  this risk by  adjusting  the  average maturity of the Fund's portfolio securities.

     Income Risk. Income risk is the risk that a Fund's income will decrease due to falling  interest rates.  Because a Fund can only distribute what it earns, a
Fund's distributions to its shareholders may decline when interest rates fall.

     Market  Risk.  Market risk is the risk that a majority of  securities  in a certain  market--such  as  bonds--will  decline  in value  because  of  economic conditions, future expectations, or investor confidence. This risk may cause the price  fluctuation of a security  because of the changes in general economic and interest rate conditions that affect the bond market or municipal bond market as a whole. Additionally, all of the Funds may engage in transactions where payment occurs before the actual  delivery of the security.  Because the market price of the security may fluctuate  during the time after payment but prior to delivery, a Fund  assumes the risk that the value of the  security at delivery may be less than the purchase price.

     Credit  Risk.  Credit  risk is the  possibility  that an  issuer  of a debt security--or  an entity that insures the debt  security--will  be unable to make interest payments on, and to pay the principal of, a security when due. A change in the credit  risk  associated  with a  particular  debt  security  may cause a corresponding change in that security's price and, therefore,  impact the Fund's net asset value.  The purpose of insurance is to protect against credit risk. In the  event of a  default  of an  insured  municipal  security,  the  insurer  is contractually  required to make  payments of interest  and  principal  under the terms of the municipal  security.  To the extent that the Acquired  Funds invest more of  their  assets  in  insured  municipal  securities  as  compared  to the
Acquiring Fund, the Acquired Funds may be subject to less credit risk.  There is no  assurance,  however,  that the company  insuring the payment of interest and principal when due to the bondholders will meet its obligations.  Moreover, this insurance  does  not  guarantee  the  market  value  of  the  insured  municipal securities held in a Fund's  portfolio and it does not guarantee the value of an investment in a Fund.

     Call Risk.  Call risk is the  likelihood  that a  security  will be prepaid
(commonly  referred to as being  "called")  before  maturity.  An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest  payments.  If a bond is called,  a Fund may have to replace it with a lower-yielding  security.  DMC takes this type of risk into  consideration,  and when  appropriate,  attempts  to invest in bonds  that protect investors against early prepayment.

     High-Yield Bond Risk.  Investing in lower-rated,  higher-risk bonds entails the risk of losing  principal,  which may be greater  than the risk of principal loss associated with investment-grade bonds. In addition, the risk of default or price  changes due to changes in the  issuer's  credit  quality is greater  with lower-rated  securities.  Issuers of  lower-rated  securities  are  typically in weaker  financial  health than  issuers of  higher-rated  securities,  and their ability to make interest payments or repay principal is less certain. The market price of lower-rated, high-yield securities may fluctuate more than higher-rated securities  and may  decline  significantly  in periods  of general or  regional economic difficulty. High-yield securities may also not trade as frequently, and when they do trade,  their  prices  may be  significantly  higher or lower  than expected.  Thus, high-yield securities may be less liquid and more volatile than higher-quality securities.

     The Missouri and Oregon Funds may not invest in such  high-yield  bonds and the Insured Fund limits its  investments to no more than 5% of its net assets in such high-yield bonds.  However,  the Acquiring Fund may invest up to 20% of its net assets in such  securities,  subject to the minimum  quality  limitations as described in the section entitled "Are there any significant differences between the  investment  strategies and policies of the Acquired Funds and the Acquiring
Fund?" above.  To the extent that the Acquiring Fund invests in such  high-yield bonds,  the Acquiring Fund may be subject to greater risks  associated with such investments,  such as the loss of  principal,  credit risk,  liquidity  risk and volatility, as compared to the Acquired Funds.

     Sector  Risk.  Sector  risk is the risk that the value of  securities  in a particular  sector  will  decline  because  of  changing  expectations  for  the performance  of that sector.  Although the Funds have a fundamental  policy that
prohibits   concentration   in  any  one  industry,   each  Fund  under  certain
circumstances,  as described  above, is permitted to invest more than 25% of its assets in debt securities of issuers within a single segment of the bond market.
To the extent that a Fund  invests in this  manner,  the Fund may have a greater exposure to risks associated with that particular segment of the bond market.

     Geographic   Concentration   Risk.   Largely   because  of  tax   avoidance
considerations, the Missouri and Oregon Funds typically invest primarily in debt obligations  issued by their respective  states and,  therefore,  events in that state are likely to affect such Fund's investments and performance. These events may include  economic or  political  policy  changes;  tax base  erosion;  state constitutional  limits on tax  increases;  budget  deficits and other  financial difficulties;  and changes in the ratings  assigned to municipal  issuers within that state.

     Diversification. Because each Fund is non-diversified (as described above), each  Fund may be more  susceptible  than a fully  diversified  fund to  adverse economic,  political,  business, or regulatory  developments  affecting a single issuer,  industry,  or economic sector. This, in turn, can affect the Fund's net asset value.

     Liquidity Risk. Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately  the price the Fund values them.
Each Fund limits its exposure to illiquid  securities to no more than 15% of the
Fund's net assets.

     Alternative  Minimum Tax Risk. Each Fund may invest up to 20% of its assets in bonds whose  income is subject to the federal  alternative  minimum tax. If a
Fund  invests in bonds whose  income is subject to an  alternative  minimum tax, that portion of the Fund's  distributions  would be taxable for shareholders who are subject to this tax.

What vote is necessary to approve the Plans?

     Required Vote. Provided that "Quorum"  requirements (as defined below) have been satisfied, each Plan must be approved by the affirmative vote of the lesser of (1) more than 50% of the  outstanding  voting  securities  of the  applicable
Acquired  Fund; or (2) 67% or more of the voting  securities  of the  applicable
Acquired  Fund  present at the  Meeting  if the  holders of more than 50% of the
Acquired  Fund's  outstanding  voting  securities  are present or represented by proxy. With respect to each Acquired Fund, "Quorum" means one-third (33 1/3%) of the shares  entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

                        MORE INFORMATION ABOUT THE FUNDS

     Administration,  Transfer  Agency and Fund  Accounting  Services.  Delaware
Service Company,  Inc. ("DSC"), 2005 Market Street,  Philadelphia,  Pennsylvania
19103, an affiliate of DMC, acts as the administrator and shareholder servicing, dividend  disbursing and transfer agent for each Fund and for other mutual funds in the Delaware  Companies.  DSC also provides fund accounting  services to each
Fund.  Those services  include  performing all functions  related to calculating each Fund's net asset value and  providing  all  financial  reporting  services, regulatory  compliance  testing and other related accounting  services.  For its transfer  agency,  shareholder  services,  fund  accounting  and  administration services,  DSC is paid fees by each Fund according to fee schedules that are the same for each retail fund in the Delaware  Companies.  These fees are charged to each Fund on a pro rata basis.

     Custodial  Services.  Mellon Bank, N.A., is the custodian of the securities and other  assets of the Missouri  and Oregon  Funds.  The main office of Mellon
Bank,  N.A. is One Mellon  Center,  Pittsburgh,  PA 15258.  JPMorgan  Chase Bank
serves as custodian of the  securities  and other assets of the Insured Fund and the Acquiring  Fund. The main office of JPMorgan Chase Bank is 4 Chase Metrotech
Center, Brooklyn, NY 11245.

     Additional  Information.  More  information  about  the  Acquiring  Fund is included in (i) the Fund Prospectus,  which is attached to and considered a part of this Proxy Statement/Prospectus, (ii) its Statement of Additional Information
dated December 29, 2005 related to the Fund  Prospectus;  (iii) the  supplement, dated  January 3, 2006, to its  Statement of  Additional  Information;  (iv) its
Annual  Report to  Shareholders  for the year  ended  August 31,  2005  ("Annual
Report"), and (v) the Statement of Additional Information dated April [24], 2006
(relating  to  this  Proxy  Statement/Prospectus),   which  is  incorporated  by
reference  herein.  You may request free copies of the  Statements of Additional
Information  (including any  supplements)  and/or the Annual Report,  which have been filed with the SEC, by calling  1-800-523-1918  or by writing to the Trusts at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

     This Proxy  Statement/Prospectus,  which constitutes part of a Registration
Statement  filed by the Acquiring  Fund with the SEC under the Securities Act of
1933,  as  amended,   omits  certain  of  the  information   contained  in  such
Registration  Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further  information with respect to the  Acquiring  Fund and the shares it offers.  Statements  contained  herein concerning  the  provisions  of  documents  are  necessarily  summaries  of such documents,  and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials,  reports,  and other information with the SEC in accordance  with the  informational  requirements  of the  Securities
Exchange  Act of 1934,  as amended,  and the 1940 Act.  These  materials  can be inspected and copied at the public reference  facilities  maintained by the SEC,
100 F Street,  N.E., Room 1580,  Washington,  D.C. 20549.  Also,  copies of such material can be obtained from the Public  Reference  Branch,  Office of Consumer
Affairs and Information  Services,  SEC, Washington,  D.C. 20549 , at prescribed rates  or from  the  SEC's  Internet  site  at  http:\\www.sec.gov.  To  request information  regarding  the  Funds,  you may also  send an  e-mail to the SEC at
publicinfo@sec.gov.

                               VOTING INFORMATION

How will the shareholder voting be handled?

     Only  shareholders of record of the Acquired Funds at the close of business on April [7], 2006 (the "Record Date") will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus,  and will be entitled to one vote for each full share and a fractional  vote for each fractional  share that they hold. If sufficient  votes to approve a Sub-Proposal on behalf of an Acquired  Fund are not received by the date of the Meeting,  the
Meeting with  respect to that  Sub-Proposal  may be adjourned to permit  further solicitations  of  proxies.  The  holders of a majority of shares of an Acquired
Fund  entitled  to vote on a Proposal at the Meeting and present in person or by proxy (whether or not sufficient to constitute a Quorum) may adjourn the Meeting as to that Fund for that  Sub-Proposal.  The Meeting as to one or more  Acquired
Funds may also be adjourned by the  Chairperson of the Meeting.  Any adjournment may be with respect to one or more  Sub-Proposals,  but not  necessarily for all
Sub-Proposals.  It is  anticipated  that the  persons  named as  proxies  on the enclosed  proxy  cards  will  use  the  authority  granted  to  them  to vote on adjournment in their discretion.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether a Quorum is present at the Meeting for a particular matter, and  will  have the same  effect  as a vote  "against"  a  Sub-Proposal.  Broker non-votes are proxies from brokers or nominees indicating that such persons have not  received  voting  instructions  from the  beneficial  owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing,  signing  and  returning  the  enclosed  proxy card in the  enclosed postage paid  envelope,  or by telephone or through the Internet.  If you return your signed proxy card or vote by telephone or through the Internet,  your votes will be officially  cast at the Meeting by the persons  appointed as proxies.  A proxy card is, in essence,  a ballot. If you simply sign and date the proxy card but  give no  voting  instructions,  your  shares  will be voted in favor of the
Sub-Proposals on which you are entitled to vote and in accordance with the views of  management  upon any  unexpected  matters  that come  before the  Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting,  you should  obtain a Legal Proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders  may  revoke  their  proxy at any time  before  it is voted by sending a written notice to the applicable Trust expressly revoking their proxy, by signing and forwarding to the  applicable  Trust a later-dated  proxy,  or by attending the Meeting and voting in person.  If your shares are held in the name of your broker,  you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The  Boards of the  Trusts do not  intend to bring any  matters  before the
Meeting with respect to the  Acquired  Funds other than those  described in this
Proxy Statement/Prospectus.  The Boards are not aware of any other matters to be brought before the Meeting with respect to the Acquired Funds by others.  If any other matter legally comes before the Meeting,  proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only  shareholders of record on the Record Date will be entitled to vote at the Meeting. The outstanding shares of the Acquired Funds entitled to vote as of the Record Date are set forth in the table below.

                  Fund                             Number of Shares Outstanding

--------------------------------------------------------------------------------
Delaware Investments Municipal Trust
  Delaware Tax-Free Missouri Insured Fund
  Delaware Tax-Free Oregon Insured Fund

Delaware Group Tax-Free Fund
   Delaware Tax-Free Insured Fund

What other solicitations will be made?

     This proxy  solicitation  is being made by the Boards of the Trusts for use at the Meeting.  The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation  by mail,  solicitations  also may be made by advertisement,  telephone,  telegram, facsimile transmission or other electronic media,  or personal  contacts.  The Trusts  will  request  broker-dealer  firms,
custodians,   nominees  and  fiduciaries  to  forward  proxy  materials  to  the
beneficial   owners  of  the  shares  of  record.   The  Trusts  may   reimburse
broker-dealer firms,  custodians,  nominees and fiduciaries for their reasonable expenses  incurred in connection  with such proxy  solicitation.  In addition to solicitations  by mail,  officers  and  employees  of each  Trust  and  Delaware
Management   Business   Trust,   without  extra  pay,  may  conduct   additional
solicitations by telephone,  telecopy and personal  interviews.  The Trusts have engaged Computershare Fund Services,  Inc.  ("Computershare") to solicit proxies from brokers,  banks, other institutional holders and individual shareholders at an anticipated cost of approximately $__________ to $___________,  including out of pocket expenses,  which will be borne as described  below.  Fees and expenses may be greater  depending on the effort necessary to obtain  shareholder  votes.
The  Trusts  have  also  agreed  to  indemnify   Computershare  against  certain
liabilities and expenses,  including  liabilities  under the federal  securities laws.  The Trusts expect that the  solicitations  will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

     As the Meeting date approaches,  certain shareholders of each Acquired Fund may receive a telephone call from a  representative  of  Computershare  if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures  described below. These procedures are  designed to ensure that both the  identity of the  shareholder  casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases  where a  telephonic  proxy is  solicited,  the  Computershare representative is required to ask for each  shareholder's full name and address, or the zip code or  employer  identification  number,  and to  confirm  that the shareholder  has received the proxy materials in the mail. If the shareholder is a corporation or other entity,  the Computershare  representative is required to ask for the person's  title and  confirmation  that the person is  authorized to direct the voting of the shares.  If the information  solicited  agrees with the information provided to Computershare, then the Computershare representative has the  responsibility  to explain the process,  read the Proposal  (including  the
Sub-Proposals)   listed  on  the  proxy  card  and  ask  for  the  shareholder's instructions on each Sub-Proposal.  Although the Computershare representative is permitted to answer  questions about the process,  he or she is not permitted to recommend to the shareholder how to vote, other than to read any  recommendation set forth in this  Proxy  Statement/Prospectus.  Computershare  will  record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the  shareholder to call  Computershare  immediately if his or her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Sub-Proposals?

     The costs of each Transaction, including the costs of soliciting proxies in connection  with the  Meeting,  will be shared by the  following  parties in the percentages  indicated:  33.33% by the Acquired  Fund,  33.33% by the  Acquiring
Fund, and 33.34% by DMC.

How do I submit a shareholder proposal?

     Neither  Trust is  required  to, and they do not intend  to,  hold  regular annual  shareholders'  meetings.  A shareholder wishing to submit a proposal for consideration  for  inclusion in a proxy  statement  for the next  shareholders'
meeting  should  send  his  or  her  written  proposal  to  the  offices  of the appropriate Trust, directed to the attention of its Secretary, at the address of its  principal  executive  office  printed  on the  first  page  of  this  Proxy
Statement/Prospectus, so that it is received within a reasonable time before any such meeting.  The inclusion and/or presentation of any such proposal is subject to the applicable  requirements of the proxy rules under the Securities Exchange
Act of 1934.  Submission of a proposal by a shareholder  does not guarantee that the proposal will be included in a Trust's  proxy  statement or presented at the meeting.

                           PRINCIPAL HOLDERS OF SHARES

     On the Record Date,  the  officers and Trustees of each Trust,  as a group, owned  less than 1% of the  outstanding  voting  shares  of any  Fund,  or class thereof, of that Trust.

     To the best  knowledge  of the Trusts,  as of the Record  Date,  no person, except as set forth in the table at Exhibit C, owned of record 5% or more of the outstanding  shares of any class of the Acquired  Funds and the Acquiring  Fund.
Except as noted therein, the Trusts have no knowledge of beneficial ownership.

                                   EXHIBITS TO

                           PROXY STATEMENT/PROSPECTUS

Exhibit

A    Form of Agreement and Plan of Reorganization  between Delaware  Investments
     Municipal Trust, on behalf of the Missouri  Fund/Oregon  Fund, and Delaware
     Group Tax-Free Fund, on behalf of the USA Fund

B    Form of Plan of  Reorganization  by Delaware Group Tax-Free Fund (on behalf of the Insured Fund and USA Fund)

C    Principal Holder of Shares

                          OTHER DOCUMENTS INCLUDED WITH
                         THIS PROXY STATEMENT/PROSPECTUS

     o    Prospectus of Delaware  Tax-Free USA Fund dated  December 29, 2005, as previously  filed via  EDGAR,  is  incorporated  into  this  filing by
          reference  to  Delaware  Group   Tax-Free   Fund's  filing  [File  No.
          002-86606] under Rule 497 [Accession No.  0000950116-06-000011]  filed on  January 3, 2006 and to the  additional  Rule 497  filings  made on
          January 3, 2006, January 4, 2006 and February 24, 2006.

                                    EXHIBIT A
              FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
        DELAWARE INVESTMENTS MUNICIPAL TRUST, ON BEHALF OF THE MISSOURI
         FUND/OREGON FUND, AND DELAWARE GROUP TAX-FREE FUND, ON BEHALF
                                OF THE USA FUND

          This AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement"),  made as of this ___ day of _____ 2006, by and between  Delaware  Group  Tax-Free Fund, a statutory  trust  created  under  the laws of the  State of  Delaware,  with its principal  place of business at 2005 Market Street,  Philadelphia,  Pennsylvania
19103, on behalf of its series,  Delaware Tax-Free USA Fund ("Acquiring  Fund"), and Delaware  Investments  Municipal  Trust, a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005
Market  Street,  Philadelphia,  Pennsylvania  19103,  on behalf  of its  series,
Delaware Tax-Free [Missouri][Oregon] Insured Fund ("Acquired Fund").

                             PLAN OF REORGANIZATION

          The  reorganization  (hereinafter  referred  to as  the  "Plan")  will consist of: (i) the  acquisition  by Delaware  Group  Tax-Free Fund on behalf of
Acquiring  Fund of  substantially  all of the  property,  assets and goodwill of
Acquired Fund in exchange solely for (a) shares of beneficial interest,  without par value,  of Acquiring Fund - Class A ("Acquiring  Fund Class A Shares"),  (b)
shares of beneficial  interest,  without par value,  of Acquiring Fund - Class B
("Acquiring  Fund  Class B  Shares"),  and (c)  shares of  beneficial  interest, without par value, of Acquiring Fund - Class C ("Acquiring  Fund Class C Shares;
(ii) the  distribution  of (a)  Acquiring  Fund Class A shares to the holders of
Acquired Fund - Class A Shares  ("Acquired Fund Class A Shares"),  (b) Acquiring
Fund Class B Shares to the holders of Acquired Fund - Class B Shares  ("Acquired
Fund Class B Shares"),  and (c) Acquiring  Fund Class C Shares to the holders of
Acquired Fund - Class C Shares  ("Acquired  Fund Class C Shares"),  according to their respective  interests in complete  liquidation of Acquired Fund; and (iii)
the  dissolution of Acquired Fund as soon as  practicable  after the closing (as referenced in Section 3 hereof,  hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

          In order to consummate the Plan and in  consideration  of the premises and of the covenants and agreements  hereinafter set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

     1.   Sale and Transfer of Assets, Liquidation and Dissolution  of Acquired
Fund

          (a)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the  representations  and warranties of Delaware Group Tax-Free Fund herein  contained,  and in  consideration  of the  delivery  by  Delaware  Group
Tax-Free  Fund of the number of its shares of  beneficial  interest of Acquiring
Fund hereinafter  provided,  Delaware Investments  Municipal Trust, on behalf of
Acquired  Fund,  agrees  that it will  sell,  convey,  transfer  and  deliver to
Delaware  Group  Tax-Free  Fund,  on behalf of  Acquiring  Fund,  at the Closing provided for in Section 3, all of the then  existing  assets of Acquired Fund as of the close of business (which  hereinafter  shall be, unless  otherwise noted, the regular  close of business of the New York Stock  Exchange,  Inc.  ("NYSE"))
("Close of  Business")  on the  valuation  date (as defined in Section 3 hereof, hereinafter  called  the  "Valuation  Date"),  free  and  clear  of  all  liens,
encumbrances,   and  claims  whatsoever  (other  than  shareholders'  rights  of redemption  and such  restrictions  as might arise under the  Securities  Act of
1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted  securities  that  Acquired  Fund may have  acquired in the  ordinary course  of  business),  except  for  cash,  bank  deposits,  or cash  equivalent securities in an estimated amount necessary (1) to pay Acquired Fund's costs and expenses of carrying out this Agreement (including,  but not limited to, fees of counsel  and  accountants,  and  expenses  of its  liquidation  and  dissolution contemplated  hereunder),  which costs and expenses  shall be established on the books of Acquired Fund as liability  reserves,  (2) to discharge all of Acquired
Fund's  Liabilities  on its books at the Close of Business on the Valuation Date
including,   but  not  limited  to,  its  income  dividends  and  capital  gains distributions,  if any, payable for any period prior to, and through,  the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of Delaware  Investments  Municipal Trust shall  reasonably deem to exist against  Acquired  Fund, if any, at the Close of Business on the Valuation
Date, for which  contingent and other  appropriate  liability  reserves shall be established on the books of Acquired Fund (hereinafter  "Net Assets").  Delaware
Investments  Municipal  Trust, on behalf of Acquired Fund, shall also retain any and all  rights  that it may have  over and  against  any  person  that may have accrued  up to and  including  the  Close of  Business  on the  Valuation  Date.
Delaware  Investments  Municipal  Trust  agrees to use  commercially  reasonable efforts to identify all of Acquired Fund's liabilities,  debts,  obligations and duties  of any  nature,  whether  accrued,  absolute,  contingent  or  otherwise
("Liabilities")  prior to the  Valuation  Date and to  discharge  all such known
Liabilities  on or prior to the Valuation  Date. In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of the Acquired Fund.

          (b)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the representations and warranties of Delaware Investments Municipal
Trust on behalf of Acquired Fund herein contained,  and in consideration of such sale, conveyance, transfer, and delivery, Delaware Group Tax-Free Fund agrees at the  Closing to deliver to  Delaware  Investments  Municipal  Trust on behalf of
Acquired  Fund:  (i) the number of Acquiring  Fund Class A Shares  determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the
Close of  Business  on the  Valuation  Date by the net asset  value per share of
Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and
multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund
Class B Shares  determined by dividing the net asset value per share of Acquired
Fund Class B Shares as of Close of  Business  on the  Valuation  Date by the net
asset value per share of  Acquiring  Fund Class B Shares as of Close of Business
on the Valuation  Date, and  multiplying the result by the number of outstanding
Acquired Fund Class B Shares as of Close of Business on the Valuation  Date; and
(iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on
the  Valuation  Date by the net asset value per share of Acquiring  Fund Class C
Shares as of Close of Business on the Valuation Date, and multiplying the result by the  number  of  outstanding  Acquired  Fund  Class C  Shares  as of Close of
Business on the  Valuation  Date.  All such values  shall be  determined  in the manner and as of the time set forth in Section 2 hereof.

          (c) As soon as practicable following the Closing, Delaware Investments
Municipal Trust shall dissolve Acquired Fund and distribute pro rata to Acquired
Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of  beneficial  interest of Acquiring  Fund received by Acquired Fund pursuant  to  this  Section  1.  Such  dissolution  and  distribution  shall  be accomplished by the  establishment of accounts on the share records of Acquiring
Fund of the  type and in the  amounts  due such  shareholders  pursuant  to this
Section 1 based on their  respective  holdings of shares of Acquired  Fund as of the Close of Business on the  Valuation  Date.  Fractional  shares of beneficial interest of Acquiring Fund shall be carried to the third decimal  place.  Unless requested,  no  certificates  representing  shares  of  beneficial  interest  of
Acquiring  Fund  will  be  issued  to   shareholders  of  Acquired  Fund  Shares
irrespective  of whether such  shareholders  hold their  shares in  certificated form.

          (d) At the  Closing,  each  outstanding  certificate  that,  prior  to
Closing,  represented  shares of beneficial  interest of Acquired Fund, shall be cancelled and shall no longer be evidence ownership; provided, however, that the shareholders  of Acquired  Fund holding such  certificates  shall be entitled to surrender  such  certificates  to the transfer agent for Delaware Group Tax-Free
Fund and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of Acquiring Fund shares into which the  corresponding  shares of beneficial  interest of Acquired
Fund  theretofore  represented by the certificate or certificates so surrendered shall have been  converted.  Certificates  for  fractional  shares of beneficial interest of Acquiring Fund shall not be issued, but such fractional shares shall continue to be carried by Delaware  Group  Tax-Free  Fund in book entry form for the account of such shareholder.

          (e) At the Closing,  each shareholder of record of Acquired Fund as of the record date (the  "Distribution  Record  Date")  with  respect to any unpaid dividends  and other  distributions  that were  declared  prior to the  Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid  dividends  and  distributions  with respect to the shares of Acquired Fund that such person had on such Distribution
Record Date.

     2.   Valuation

          (a) The  value  of  Acquired  Fund's  Net  Assets  to be  acquired  by
Acquiring  Fund  hereunder  shall be  computed  as of Close of  Business  on the
Valuation  Date using the  valuation  procedures  set forth in  Acquired  Fund's currently effective prospectus and statement of additional information.

          (b) The net asset value of a share of beneficial interest of Acquiring
Fund Class A Shares,  Acquiring  Fund Class B Shares and Acquiring  Fund Class C
Shares shall be  determined to the nearest full cent as of the Close of Business on the  Valuation  Date using the  valuation  procedures  set forth in Acquiring
Fund's currently effective prospectus and statement of additional information.

          (c) The net asset value of a share of beneficial  interest of Acquired
Fund Class A Shares,  Acquired  Fund Class B Shares  and  Acquired  Fund Class C
Shares shall be  determined to the nearest full cent as of the Close of Business on the Valuation Date,  using the valuation  procedures as set forth in Acquired
Fund's currently effective prospectus and statement of additional information.

     3.   Closing and Valuation Date

     The  Valuation  Date  shall be  _______,  2006,  or such  later date as the parties may mutually agree. The Closing shall take place at the principal office of Delaware Group Tax-Free Fund, 2005 Market Street, Philadelphia,  Pennsylvania
19103 at  approximately  [9:00 a.m.],  Eastern Time,  on the first  business day following the Valuation Date.  Notwithstanding  anything herein to the contrary, in the event that on the Valuation  Date (a) the NYSE shall be closed to trading or trading  thereon  shall be  restricted  or (b)  trading or the  reporting  of trading  on such  exchange  or  elsewhere  shall be  disrupted  so that,  in the judgment of Delaware  Group  Tax-Free  Fund or  Delaware  Investments  Municipal
Trust,  accurate  appraisal  of the value of the net assets of Acquired  Fund or
Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first  business  day after the day when  trading  shall have been fully  resumed without  restriction  or  disruption,  reporting  shall have been  restored  and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring
Fund is practicable in the judgment of Delaware Group Tax-Free Fund and Delaware
Investments  Municipal Trust.  Delaware  Investments  Municipal Trust shall have provided for delivery as of the Closing of those Net Assets of Acquired  Fund to be transferred to Delaware Group Tax-Free Fund's Custodian, JPMorgan Chase Bank,
4 Chase Metrotech Center,  Brooklyn, New York, 11245. Also, Delaware Investments
Municipal  Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the  shareholders of record of its Acquired Fund
Shares,  and the number of full and fractional shares of beneficial  interest of such  classes  owned by each such  shareholder,  indicating  thereon  which such shares are  represented  by  outstanding  certificates  and which by  book-entry accounts,  all as of the Close of Business on the Valuation  Date,  certified by its transfer agent, or by its President or  Vice-President  to the best of their knowledge  and belief.  Delaware  Group  Tax-Free Fund shall issue and deliver a certificate  or  certificates  evidencing  the  shares of  Acquiring  Fund to be delivered at the Closing to said  transfer  agent  registered  in such manner as
Delaware   Investments   Municipal  Trust  may  request,   or  provide  evidence
satisfactory to Delaware Investments  Municipal Trust in such manner as Delaware
Investments  Municipal Trust may request that such shares of beneficial interest of  Acquiring  Fund  have been  registered  in an open  account  on the books of
Acquiring Fund.

     4.   Representations and Warranties by Delaware Investments Municipal Trust

     Delaware  Investments  Municipal Trust  represents and warrants to Delaware
Group Tax-Free Fund that:

          (a) Delaware Investments  Municipal Trust is a statutory trust created under the laws of the State of  Delaware  on October  26,  2004,  and is validly existing and in good standing under the laws of that State. Delaware Investments
Municipal Trust, of which Acquired Fund is a separate series, is duly registered under the  Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end,  management investment company. Such registration is in full force and effect as of the date  hereof  and will be in full  force  and  effect as of the
Closing  and all of its  shares  sold have been sold  pursuant  to an  effective registration  statement  filed  under the 1933 Act,  except for any shares  sold pursuant to the private  offering  exemption for the purpose of raising  initial capital.

          (b) Delaware  Investments  Municipal  Trust is  authorized to issue an unlimited number of shares of beneficial  interest of Acquired Fund, with no par value.  Each outstanding  share of Acquired Fund is validly issued,  fully paid, non-assessable and has full voting rights.

          (c) The financial  statements appearing in Acquired Fund Annual Report to Shareholders  for the fiscal year ended August 31, 2005,  audited by Ernest &
Young, LLP, copies of which have been delivered to Delaware Group Tax-Free Fund, and any  unaudited  financial  statements,  copies of which may be  furnished to
Delaware Group Tax-Free Fund, fairly present the financial  position of Acquired
Fund as of the date indicated,  and the results of its operations for the period indicated,  in conformity with generally accepted accounting  principles applied on a consistent basis.

          (d) The books and records of Acquired Fund made  available to Delaware
Group  Tax-Free  Fund and/or its  counsel  are true and correct in all  material respects  and contain no material  omissions  with  respect to the  business and operations of Acquired Fund.

          (e) The  statement  of  assets  and  liabilities  to be  furnished  by
Delaware  Investments  Municipal  Trust  as of  the  Close  of  Business  on the
Valuation Date for the purpose of determining the number of shares of beneficial interest  of  Acquiring  Fund to be issued  pursuant  to  Section 1 hereof  will accurately  reflect the Net Assets of Acquired  Fund and  outstanding  shares of beneficial  interest,  as of such date, in conformity  with  generally  accepted accounting principles applied on a consistent basis.

          (f) At the Closing,  it will have good and marketable  title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature  whatsoever except such restrictions as might arise under the 1933
Act with respect to privately placed or otherwise restricted  securities that it may have acquired in the ordinary course of business and such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

          (g) Delaware Investments Municipal Trust has the necessary trust power and  authority to conduct its business and the business of Acquired Fund as such businesses are now being conducted.

          (h)  Delaware  Investments  Municipal  Trust  is  not  a  party  to or obligated  under  any  provision  of its  Agreement  and  Declaration  of Trust,
By-Laws,   or  any  material  contract  or  any  other  material  commitment  or obligation,  and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

          (i)  Delaware  Investments  Municipal  Trust has full trust  power and authority  to enter into and  perform  its  obligations  under  this  Agreement,
subject  to  approval  of  the  Plan  of   Reorganization   by  Acquired  Fund's
shareholders.  Except as provided in the  immediately  preceding  sentence,  the execution,  delivery  and  performance  of  this  Agreement  have  been  validly authorized,  and  this  Agreement  constitutes  its  legal,  valid  and  binding obligation  enforceable  against it in accordance with its terms,  subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among  creditors,  moratorium,  fraudulent  transfer  or  conveyance,  and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

          (j) Neither Delaware Investments  Municipal Trust nor Acquired Fund is
under the  jurisdiction  of a court in a Title 11 or  similar  case  within  the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended
(the "Code").

          (k) Delaware Investments Municipal Trust does not have any unamortized or unpaid  organizational fees or expenses.

          (l) Delaware Investments Municipal Trust has elected to treat Acquired
Fund as a regulated  investment  company ("RIC") for federal income tax purposes under Part I of  Subchapter M of the Code,  Acquired Fund is a "fund" as defined in Section  851(g)(2) of the Code,  has qualified as a RIC for each taxable year since  its  inception  and  will  qualify  as a  RIC  as  of  the  Closing,  and consummation of the  transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     5.   Representations  and   Warranties  by  Delaware  Group  Tax-Free  Fund
Delaware  Group Tax-Free Fund  represents  and warrants to Delaware  Investments
Municipal Trust that:

          (a) Delaware  Group  Tax-Free Fund is a statutory  trust created under the laws of the State of Delaware on December 17, 1998, and is validly  existing and in good standing under the laws of that State. Delaware Group Tax-Free Fund, of which Acquiring Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full  force  and  effect as of the date  hereof or will be in full  force and effect as of the Closing  and all of its shares sold have been sold  pursuant to an effective  registration  statement  filed under the 1933 Act,  except for any shares  sold  pursuant  to the  private  offering  exemption  for the purpose of raising initial capital.

          (b) Delaware  Group  Tax-Free Fund is authorized to issue an unlimited number of shares of beneficial  interest,  without par value, of Acquiring Fund.
Each outstanding share of Acquiring Fund is fully paid,  non-assessable  and has full voting  rights.  The shares of beneficial  interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

          (c) At the  Closing,  each class of shares of  beneficial  interest of
Acquiring  Fund to be issued  pursuant to this  Agreement  will be eligible  for offering to the public in those states of the United States and jurisdictions in which the corresponding  class of shares of Acquired Fund are presently eligible for  offering  to the  public,  and  there  are an  unlimited  number  of shares registered  under the 1933 Act such that  there is a  sufficient  number of such shares to permit the transfers contemplated by this Agreement to be consummated.

          (d) The statement of assets and  liabilities  of Acquiring  Fund to be furnished  by Delaware  Group  Tax-Free  Fund as of the Close of Business on the
Valuation Date for the purpose of determining the number of shares of beneficial interest  of  Acquiring  Fund to be issued  pursuant  to  Section 1 hereof  will accurately  reflect the net assets of Acquiring Fund and  outstanding  shares of beneficial  interest,  as of such date, in conformity  with  generally  accepted accounting principles applied on a consistent basis.

          (e) At the Closing,  Delaware  Group  Tax-Free Fund will have good and marketable  title  to  all of the  securities  and  other  assets  shown  on the statement of assets and  liabilities  referred to in subsection (d) above,  free and clear of all liens or  encumbrances  of any nature  whatsoever  except  such restrictions as might arise under the 1933 Act with respect to privately  placed or otherwise  restricted  securities  that it may have  acquired in the ordinary course of business and such  imperfections  of title or  encumbrances  as do not materially  detract  from the value or use of the  assets  subject  thereto,  or materially affect title thereto.

          (f) Delaware  Group  Tax-Free Fund has the  necessary  trust power and authority to conduct its  business  and the  business of Acquiring  Fund as such businesses are now being conducted.

          (g) Delaware Group Tax-Free Fund is not a party to or obligated  under any  provision  of its  Agreement  and  Declaration  of Trust,  By-Laws,  or any
material  contract or any other material  commitment or  obligation,  and is not subject to any order or decree  that would be violated  by its  execution  of or performance under this Agreement.

          (h) Delaware Group Tax-Free Fund has full trust power and authority to enter into and perform its  obligations  under this  Agreement.  The  execution, delivery and  performance of this Agreement  have been validly  authorized,  and this Agreement  constitutes its legal, valid and binding obligation  enforceable against it in accordance  with its terms,  subject,  as to  enforcement,  to the effect of bankruptcy,  insolvency reorganization,  arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability  relating to or affecting  creditors  rights and to general equity principles.

          (i) Neither  Delaware  Group Tax-Free Fund nor Acquiring Fund is under the  jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

          (j) The books and records of Acquiring Fund made available to Delaware
Investments  Municipal  Trust  and/or its  counsel  are true and  correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

          (k) Delaware Group  Tax-Free Fund has elected to treat  Acquiring Fund as a regulated  investment company ("RIC") for federal income tax purposes under
Part I of  Subchapter  M of the Code,  Acquiring  Fund is a "fund" as defined in
Section  851(g)(2)  of the Code,  has  qualified  as a RIC for each taxable year since  its  inception  and  will  qualify  as a  RIC  as  of  the  Closing,  and consummation of the  transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     6.   Representations and Warranties by Delaware Investments
          Municipal Trust and Delaware  Group  Tax-Free  Fund

          Delaware Investments  Municipal Trust and Delaware Group Tax-Free Fund
each represents and warrants to the other that:

          (a) Except as discussed in its currently effective  prospectus,  there are no legal,  administrative or other proceedings or investigations against it, or, to its knowledge,  threatened  against it, that would materially  affect its financial  condition or its ability to consummate the transactions  contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or  investigation  of any possible  violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

          (b) There are no known actual or proposed deficiency  assessments with respect to any taxes payable by it.

          (c) It has duly and  timely  filed,  on  behalf  of  Acquired  Fund or
Acquiring Fund, as  appropriate,  all Tax (as defined below) returns and reports
(including information returns), which are required to be filed by such Acquired
Fund or Acquiring  Fund, and all such returns and reports  accurately  state the amount of Tax owed for the periods  covered by the  returns,  or, in the case of information  returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund. On behalf of Acquired Fund or Acquiring
Fund, as appropriate,  it has paid or made provision and properly  accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of
Acquired Fund or Acquiring Fund, as appropriate,  as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles,  be  sufficient  for the  payment of all Taxes of any kind,  whether accrued,  due,  absolute,  contingent or  otherwise,  which were or which may be payable by Acquired Fund or Acquiring Fund, as  appropriate,  for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including  all  Taxes  imposed  before or after  the  Close of  Business  on the
Valuation  Date that are  attributable  to any such  period or fiscal  year.  No return  filed  by  it,  on  behalf  of  Acquired  Fund  or  Acquiring  Fund,  as appropriate,  is currently  being audited by the Internal  Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes"
means all federal,  state,  local and foreign  (whether  imposed by a country or political subdivision or authority  thereunder) income, gross receipts,  excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other  taxes,  stamp taxes and duties,  fees,  assessments  or charges,  whether payable  directly  or  by  withholding,  together  with  any  interest  and  any penalties,  additions  to tax  or  additional  amounts  imposed  by  any  taxing authority  (foreign or domestic) with respect thereto.  To its knowledge,  there are no levies, liens or encumbrances  relating to Taxes existing,  threatened or pending  with  respect to the assets of  Acquired  Fund or  Acquiring  Fund,  as appropriate.

          (d) All information provided to Delaware  Investments  Municipal Trust by Delaware Group Tax-Free Fund, and by Delaware Investments  Municipal Trust to
Delaware  Group  Tax-Free  Fund,  for inclusion  in, or  transmittal  with,  the
Combined Proxy Statement and Prospectus with respect to this Agreement  pursuant to which  approval of Acquired  Fund's  shareholders  will be sought,  shall not contain any untrue  statement  of a material  fact,  or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

          (e) Except in the case of Delaware  Investments  Municipal  Trust with respect to the approval of Acquired  Fund's  shareholders  of the Agreement,  no
consent,  approval,   authorization  or  order  of  any  court  or  governmental authority, or of any other person or entity, is required for the consummation of the  transactions  contemplated by this Agreement,  except as may be required by the 1933 Act, the Securities  Exchange Act of 1934, as amended (the "1934 Act"), the  1940  Act,  or state  securities  laws or  Delaware  statutory  trust  laws
(including,  in the case of each of the  foregoing,  the rules  and  regulations thereunder).

     7.   Covenants of Delaware Investments Municipal Trust

          (a)  Delaware  Investments  Municipal  Trust  covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the
Closing.

          (b) Delaware Investments Municipal Trust undertakes that Acquired Fund will not acquire the shares of  beneficial  interest of  Acquiring  Fund for the
purpose  of  making   distributions   thereof  other  than  to  Acquired  Fund's
shareholders.

          (c)  Delaware  Investments  Municipal  Trust  covenants  that  by  the
Closing,  all of  Acquired  Fund's  federal  and other Tax  returns  and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate  liability reserves shall have been provided for the payment of such
Taxes.

          (d) Delaware  Investments  Municipal Trust will at the Closing provide
Delaware Group Tax-Free Fund with:

               (1) A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

               (2) A copy (which may be in electronic  form) of the  shareholder ledger accounts including,  without limitation,  the name, address and taxpayer  identification  number of each  shareholder  of record,  the number of shares of beneficial interest held by each shareholder,  the dividend  reinvestment  elections applicable to each shareholder,  and
          the   backup    withholding   and   nonresident    alien   withholding
          certifications,  notices or records  on file with  Acquired  Fund with respect to each shareholder,  for all of the shareholders of record of
          Acquired  Fund's  shares as of the Close of Business on the  Valuation
          Date,  who are to become  holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its  Vice-President to the best of their knowledge and belief.

          (e) The Board of  Trustees  of Delaware  Investments  Municipal  Trust
shall call,  and  Delaware  Investments  Municipal  Trust shall hold,  a Special
Meeting of Acquired Fund's shareholders to consider and vote upon this Agreement
(the "Special Meeting") and Delaware Investments  Municipal Trust shall take all other  actions  reasonably  necessary  to obtain  approval  of the  transactions contemplated herein. Delaware Investments Municipal Trust agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this  Agreement  is  to  be  considered,  in  sufficient  time  to  comply  with requirements  as to notice  thereof,  a Combined Proxy  Statement and Prospectus that complies in all material respects with the applicable provisions of Section
14(a) of the 1934 Act and  Section  20(a) of the 1940  Act,  and the  rules  and regulations promulgated thereunder.

          (f)  Delaware  Investments  Municipal  Trust shall  supply to Delaware
Group Tax-Free Fund, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the  requirements described in such Section.

     8.   Covenants of Delaware Group Tax-Free Fund

          (a)  Delaware  Group  Tax-Free  Fund  covenants  that  the  shares  of beneficial  interest of  Acquiring  Fund to be issued and  delivered to Acquired
Fund  pursuant to the terms of Section 1 hereof shall have been duly  authorized as of the Closing and, when so issued and delivered,  shall be registered  under the  1933  Act,  validly  issued,  and  fully  paid and  non-assessable,  and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of  subscription  or  purchase in respect  thereof,  other than any rights created pursuant to this Agreement.

          (b) Delaware  Group Tax-Free Fund covenants to operate the business of
Acquiring Fund as presently conducted between the date hereof and the Closing.

          (c) Delaware Group Tax-Free Fund covenants that by the Closing, all of
Acquiring Fund's federal and other tax returns and reports required by law to be filed on or before  such date shall have been  filed and all  federal  and other taxes  shown as due on said  returns  shall have  either  been paid or  adequate liability reserves shall have been provided for the payment of such taxes.

          (d) Delaware Group Tax-Free Fund shall supply to Delaware  Investments
Municipal  Trust,  at the  Closing,  the  statement  of assets  and  liabilities described in Section 5(d) of this Agreement in conformity with the  requirements described in such Section.

          (e)  Delaware  Group  Tax-Free  Fund will file with the United  States
Securities and Exchange  Commission (the "Commission") a Registration  Statement
on Form N-14  under the 1933 Act  ("Registration  Statement"),  relating  to the shares of beneficial interest of Acquiring Fund issuable hereunder, and will use its best efforts to provide that such  Registration  Statement becomes effective as promptly as  practicable.  At the time such  Registration  Statement  becomes effective,  it (i) will  comply in all  material  respects  with the  applicable provisions  of the 1933 Act,  the 1934 Act and the 1940  Act,  and the rules and regulations  promulgated  thereunder;  and  (ii)  will  not  contain  an  untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements  therein not  misleading.  At the time the Registration  Statement becomes effective,  at the time of Acquired
Fund's  shareholders'  meeting, and at the Closing, the prospectus and statement of  additional  information  included  in the  Registration  Statement  will not contain an untrue  statement of a material fact or omit to state a material fact necessary  to make the  statements  therein,  in the light of the  circumstances under which they were made, not misleading.

     9.   Conditions   Precedent   to  be  Fulfilled  by  Delaware   Investments

          Municipal  Trust and Delaware  Group  Tax-Free Fund

          The obligations of Delaware  Investments  Municipal Trust and Delaware
Group Tax-Free Fund to effectuate this Agreement and the Plan hereunder shall be subject to the following respective conditions:

          (a) That (1) all the representations and warranties of the other party contained  herein shall be true and correct in all  material  respects as of the
Closing  with the same  effect as though  made as of and at such  date;  (2) the other party shall have performed all  obligations  required by this Agreement to be  performed  by it at or prior to the  Closing;  and (3) the other party shall have  delivered  to  such  party  a  certificate  signed  by  the  President  or
Vice-President  and by the  Secretary  or  equivalent  officer to the  foregoing effect.

          (b) That the other party shall have  delivered to such party a copy of the resolutions  approving this Agreement  adopted by the other party's Board of
Trustees, certified by the Secretary or equivalent officer.

          (c) That the Commission shall not have issued an unfavorable  advisory report under Section  25(b) of the 1940 Act, nor  instituted  nor  threatened to
institute   any   proceeding   seeking  to  enjoin  the   consummation   of  the
reorganization  contemplated  hereby under Section 25(c) of the 1940 Act, and no
other  legal,   administrative  or  other  proceeding  shall  be  instituted  or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

          (d) That this Agreement,  the Plan and the  transactions  contemplated hereby shall have been approved by the appropriate action of the shareholders of
Acquired Fund at an annual or special meeting or any adjournment thereof.

          (e)  That  Acquired  Fund  shall  have  declared  a  distribution   or
distributions  prior to the  Valuation  Date that,  together  with all  previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period  from the close of its last  fiscal  year to the Close of Business on the
Valuation Date, and (ii) any undistributed  ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

          (f)  That  all  required  consents  of  other  parties  and all  other consents,  orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities,  including any necessary  "no-action"  positions or exemptive  orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit  would not involve risk of material  adverse  effect on the assets and properties of Acquired Fund or Acquiring Fund.

          (g) That prior to or at the Closing,  Delaware  Investments  Municipal
Trust and Delaware  Group  Tax-Free  Fund shall receive an opinion from Stradley
Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated  hereby is carried out in  accordance  with this  Agreement  and in accordance  with  customary  representations  provided by  Delaware  Investments
Municipal  Trust and Delaware Group Tax-Free Fund in  certificates  delivered to
SRSY:

               (1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange  solely for Acquiring  Fund shares
          to  be  issued   pursuant  to  Section  1  hereof,   followed  by  the
          distribution  by Acquired Fund to its  shareholders  of Acquiring Fund shares in complete  liquidation  of Acquired  Fund,  will qualify as a reorganization  within the meaning of Section  368(a)(1)  of the Code, and  Acquiring  Fund and  Acquired  Fund  will each be a "party to the reorganization"  within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be  recognized by Acquired Fund upon the transfer  of  substantially  all of its  assets to  Acquiring  Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in accordance  with Section 1 hereof) under Section 361(a) and Section
          357(a) of the Code;

               (3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of  substantially  all of the assets of Acquired Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in  accordance  with Section 1 hereof)  under  Section  1032(a) of the
          Code;

               (4) No gain or loss will be  recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under
          Section 361(c)(1) of the Code.

               (5)  The  basis  of the  assets  of  Acquired  Fund  received  by
          Acquiring  Fund  will be the  same as the  basis  of  such  assets  to
          Acquired Fund  immediately  prior to the exchange under Section 362(b)
          of the Code;

               (6) The holding period of the assets of Acquired Fund received by
          Acquiring  Fund will include the period  during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

               (7) No gain or loss will be  recognized  by the  shareholders  of
          Acquired  Fund upon the exchange of their shares in Acquired  Fund for the voting shares  (including  fractional  shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

               (8) The basis of Acquiring Fund shares  received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1)
          of the Code;

               (9) The holding  period of Acquiring  Fund's  shares  received by
          Acquired  Fund's  shareholders  in  accordance  with  Section 1 hereof
          (including  fractional  shares  to which  they may be  entitled)  will include the holding  period of Acquired  Fund's shares  surrendered in exchange  therefor,  provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization  under Section 1223(l)
          of the Code; and

               (10)  Acquiring  Fund will succeed to and take into account as of the date of the transfer (as defined in Section  1.381(b)-1(b)  of the regulations  issued  by the  United  States  Treasury  (the  "Treasury
          Regulations"))  the items of Acquired Fund described in Section 381(c)
          of the Code,  subject to the conditions and  limitations  specified in
          Sections  381,  382,  383  and  384  of the  Code,  and  the  Treasury
          Regulations.

          (h) That Delaware  Group  Tax-Free Fund shall have received an opinion in form and  substance  reasonably  satisfactory  to it from  SRSY,  counsel  to
Delaware  Investments  Municipal  Trust,  to the  effect  that,  subject  in all respects to the effects of bankruptcy,  insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability  relating to or affecting  creditor's rights and to general equity principles:

               (1)  Delaware  Investments  Municipal  Trust  was  created  as  a statutory trust under the laws of the State of Delaware on October 26,
          2004,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2) Delaware  Investments  Municipal Trust is authorized to issue an  unlimited  number of shares of  beneficial  interest,  without par value, of Delaware  Investments  Municipal Trust and of Acquired Fund.
          Assuming that the initial  shares of  beneficial  interest of Acquired
          Fund were issued in  accordance  with the 1940 Act, and the  Agreement and Declaration of Trust and By-Laws of Delaware Investments Municipal
          Trust,  and that all other such  outstanding  shares of Acquired  Fund were  sold,  issued  and paid  for in  accordance  with  the  terms of
          Acquired  Fund  prospectus  in effect at the time of such sales,  each
          such   outstanding   share  is   validly   issued,   fully   paid  and
          non-assessable;

               (3)  Delaware   Investments   Municipal  Trust  is  an  open-end,
          investment company of the management type registered as such under the
          1940 Act;

               (4) Except as disclosed in Acquired  Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Delaware Investments Municipal Trust, the unfavorable outcome of which would materially and adversely affect Delaware  Investments  Municipal
          Trust or Acquired Fund;

               (5)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required for the  consummation  by Delaware  Investments  Municipal
          Trust of the transactions contemplated by this Agreement,  except such as have been obtained  under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws  (including,  in the case of each of the  foregoing, the  rules and  regulations  thereunder)  and such as may be  required under state securities laws;

               (6) Neither  the  execution,  delivery  nor  performance  of this
          Agreement  by  Delaware  Investments   Municipal  Trust  violates  any
          provision of its Agreement and Declaration of Trust,  its By-Laws,  or
          the  provisions  of any agreement or other  instrument,  known to such counsel to which Delaware Investments Municipal Trust is a party or by which Delaware Investments Municipal Trust is otherwise bound; and

               (7) This  Agreement  has been  validly  authorized,  executed and delivered by Delaware  Investments  Municipal Trust and represents the legal, valid and binding obligation of Delaware Investments  Municipal
          Trust and is enforceable against Delaware Investments  Municipal Trust in accordance with its terms.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on certificates of the officers of Delaware Investments  Municipal Trust with regard to matters of fact and certain certifications and written statements of  governmental  officials  with  respect  to the  good  standing  of  Delaware
Investments Municipal Trust.

          (i) That Delaware  Investments  Municipal Trust shall have received an opinion in form and substance  reasonably  satisfactory to it from SRSY, counsel to Delaware Group Tax-Free Fund, to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency, arrangement among creditors, moratorium,
fraudulent   transfer  or   conveyance,   and  other  similar  laws  of  general
applicability  relating to or affecting  creditor's rights and to general equity principles:

               (1) Delaware Group Tax-Free Fund was created as a statutory trust
          (formerly  known as a business  trust)  under the laws of the State of
          Delaware on December  17,  1998,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2)  Delaware  Group  Tax-Free  Fund is  authorized  to  issue an unlimited number of shares of beneficial interest,  without par value.
          Assuming that the initial  shares of beneficial  interest of Acquiring
          Fund were issued in  accordance  with the 1940 Act and Delaware  Group
          Tax-Free Fund's  Agreement and  Declaration of Trust and By-Laws,  and
          that all other such  outstanding  shares of Acquiring  Fund were sold, issued and paid for in accordance  with the terms of Acquiring  Fund's prospectus in effect at the time of such sales,  each such outstanding share is validly issued, fully paid and non-assessable;

               (3)  Delaware  Group  Tax-Free  Fund  is an  open-end  investment company of the management type registered as such under the 1940 Act;

               (4) Except as disclosed in Acquiring Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Delaware Group Tax-Free Fund, the  unfavorable  outcome of which would materially  and  adversely  affect  Delaware  Group  Tax-Free  Fund or
          Acquiring Fund;

               (5) The shares of  beneficial  interest of  Acquiring  Fund to be issued  pursuant  to the  terms of  Section  1 hereof  have  been duly authorized  and,  when  issued  and  delivered  as  provided  in  this
          Agreement,  will have been  validly  issued and fully paid and will be non-assessable  by Delaware Group Tax-Free Fund or Acquiring Fund, and
          to such counsel's  knowledge,  no shareholder has any preemptive right to  subscription  or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

               (6)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required for the  consummation  by Delaware  Group Tax-Free Fund of the transactions  contemplated by this Agreement,  except such as have been  obtained  under the 1933 Act,  the 1934 Act,  the 1940 Act,  and
          Delaware laws  (including,  in the case of each of the foregoing,  the rules and  regulations  thereunder)  and such as may be required under state securities laws;

               (7) Neither  the  execution,  delivery  nor  performance  of this
          Agreement by Delaware  Group  Tax-Free  Fund violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other  instrument,  known to such counsel to which
          Delaware  Group  Tax-Free Fund is a party or by which  Delaware  Group
          Tax-Free Fund is otherwise bound; and

               (8) This  Agreement  has been  validly  authorized,  executed and delivered by Delaware  Group  Tax-Free Fund and  represents the legal, valid and binding  obligation of Delaware  Group  Tax-Free Fund and is enforceable  against  Delaware Group Tax-Free Fund in accordance  with its terms.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on  certificates  of the officers of Delaware  Group  Tax-Free Fund with regard to matters of fact and certain  certifications  and written statements of governmental  officials  with  respect to the good  standing of  Delaware  Group
Tax-Free Fund.

          (j) That Delaware Group Tax-Free  Fund's  Registration  Statement with respect to the shares of beneficial  interest of Acquiring  Fund to be delivered to Acquired  Fund's  shareholders in accordance with Section 1 hereof shall have become  effective,  and  no  stop  order  suspending  the  effectiveness  of the
Registration  Statement or any amendment or supplement thereto,  shall have been issued  prior to the  Closing  or  shall be in  effect  at the  Closing,  and no proceedings  for the issuance of such an order shall be pending or threatened on that date.

          (k) That the shares of  beneficial  interest of  Acquiring  Fund to be delivered  in  accordance  with  Section 1 hereof  shall be eligible for sale by
Delaware  Group  Tax-Free  Fund with each state  commission or agency with which such  eligibility  is  required  in order to permit  the shares  lawfully  to be delivered to each Acquired Fund shareholder.

          (l) That at the Closing,  Delaware  Investments  Municipal  Trust,  on
behalf of Acquired  Fund,  transfers to Acquiring  Fund  aggregate Net Assets of
Acquired  Fund  comprising  at least 90% in fair  market  value of the total net assets and 70% in fair market  value of the total gross  assets  recorded on the books of Acquired Fund at the Close of Business on the Valuation Date.

     10.  Fees and Expenses The  expenses of entering  into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne 33?% by
Acquired Fund; 33?% by Acquiring Fund; and 33?% by Delaware  Management Company,
a series of Delaware Management Business Trust.

     11.  Termination; Waiver; Order

          (a)   Anything   contained   in  this   Agreement   to  the   contrary
notwithstanding,  this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption  thereof by the  shareholders of Acquired
Fund) prior to the Closing as follows:

               (1) by mutual consent of Delaware Investments Municipal Trust and
          Delaware Group Tax-Free Fund;

               (2) by Delaware Group Tax-Free Fund if any condition precedent to its  obligations  set  forth in  Section 9 has not been  fulfilled  or waived by Delaware Group Tax-Free Fund; or

               (3) by  Delaware  Investments  Municipal  Trust if any  condition precedent  to its  obligations  set  forth in  Section  9 has not been fulfilled or waived by Delaware Investments Municipal Trust.

          (b) If the  transactions  contemplated by this Agreement have not been consummated by December 31, 2006, this Agreement shall  automatically  terminate on that  date,  unless a later  date is agreed to by both  Delaware  Investments
Municipal Trust and Delaware Group Tax-Free Fund.

          (c) In the event of  termination  of this  Agreement  pursuant  to the provisions  hereof,  the same shall become void and have no further effect,  and there  shall not be any  liability  on the part of either  Delaware  Investments
Municipal  Trust or  Delaware  Group  Tax-Free  Fund or  persons  who are  their trustees, officers, agents or shareholders in respect of this Agreement.

          (d) At any time prior to the Closing,  any of the terms or  conditions of this Agreement may be waived by either Delaware  Investments  Municipal Trust or Delaware  Group  Tax-Free  Fund,  respectively  (whichever is entitled to the benefit thereof).

          (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither Delaware Investments Municipal Trust nor Delaware Group
Tax-Free  Fund,  nor any of  their  officers,  directors,  trustees,  agents  or shareholders  shall have any liability with respect to such  representations  or warranties  after the  Closing.  This  provision  shall not protect any officer, director,  trustee, agent or shareholder of Delaware Investments Municipal Trust or Delaware  Group  Tax-Free  Fund against any liability to the entity for which that officer,  trustee,  agent or shareholder so acts or to its  shareholders to which that officer,  trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

          (f) If any order or  orders of the  Commission  with  respect  to this
Agreement  shall be issued  prior to the Closing  and shall  impose any terms or conditions  that are  determined  by action of the Board of Trustees of Delaware
Investments  Municipal Trust or the Board of Trustees of Delaware Group Tax-Free
Fund to be acceptable,  such terms and conditions  shall be binding as if a part of this  Agreement  without  further  vote or  approval of the  shareholders  of
Acquired  Fund,  unless such  further vote is required by  applicable  law or by mutual consent of the parties.

     12.  Liability of Delaware  Group  Tax-Free  Fund and Delaware  Investments
          Municipal Trust

          (a)  Each  party  acknowledges  and  agrees  that all  obligations  of
Delaware  Group Tax-Free Fund under this Agreement are binding only with respect to Acquiring Fund; that any liability of Delaware Group Tax-Free Fund under this
Agreement with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Delaware Group Tax-Free
Fund shall be liable with respect to this  Agreement or in  connection  with the
transactions   contemplated   herein;  and  that  neither  Delaware  Investments
Municipal Trust nor Acquired Fund shall seek satisfaction of any such obligation or  liability  from the  shareholders  of  Delaware  Group  Tax-Free  Fund,  the directors, officers, employees or agents of Delaware Group Tax-Free Fund, or any of them.

          (b)  Each  party  acknowledges  and  agrees  that all  obligations  of
Delaware Investments  Municipal Trust under this Agreement are binding only with respect to Acquired Fund; that any liability of Delaware  Investments  Municipal
Trust under this Agreement with respect to Acquired Fund, or in connection  with the  transactions  contemplated  herein with respect to Acquired Fund,  shall be discharged  only out of the assets of  Acquired  Fund;  that no other  series of
Delaware  Investments  Municipal  Trust  shall be liable  with  respect  to this
Agreement or in connection with the transactions  contemplated  herein; and that neither Delaware Group Tax-Free Fund nor Acquiring Fund shall seek  satisfaction
of  any  such  obligation  or  liability  from  the   shareholders  of  Delaware
Investments  Municipal  Trust,  the trustees,  officers,  employees or agents of
Delaware Investments Municipal Trust, or any of them.

     13.  Final Tax Returns and Forms 1099 of Acquired Fund

          (a) After the Closing,  Delaware Investments  Municipal Trust shall or shall  cause its  agents to prepare  any  federal,  state or local Tax  returns, including any Forms 1099, required to be filed by Delaware Investments Municipal
Trust with  respect to  Acquired  Fund's  final  taxable  year  ending  with its complete  liquidation  and for any  prior  periods  or  taxable  years and shall further  cause  such  Tax  returns  and  Forms  1099 to be duly  filed  with the appropriate taxing authorities.

          (b)  Notwithstanding  the provisions of Section 1 hereof, any expenses incurred by Delaware  Investments  Municipal  Trust or Acquired Fund (other than for payment of Taxes) in connection  with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Acquired Fund to the extent such  expenses  have been or should have been accrued by Acquired Fund in the ordinary  course without regard to the Plan  contemplated by this Agreement;
any excess expenses shall be borne by Delaware  Management  Company, a series of
Delaware  Management  Business Trust at the time such Tax returns and Forms 1099 are prepared.

     14.  Cooperation and Exchange of Information

          Delaware Group Tax-Free Fund and Delaware Investments  Municipal Trust
will  provide  each  other  and  their  respective   representatives  with  such
cooperation  and  information  as either of them  reasonably  may request of the other in filing any Tax returns, amended return or claim for refund, determining a  liability  for Taxes or a right to a refund of Taxes or  participating  in or conducting  any audit or other  proceeding  in respect  of Taxes.  Each party or their respective  agents will retain for a period of six (6) years following the
Closing all returns, schedules and work papers and all material records or other documents  relating to Tax matters of Acquired Fund and  Acquiring  Fund for its taxable period first ending after the Closing and for all prior taxable periods.

     15.  Entire Agreement and Amendments

          This Agreement  embodies the entire Agreement  between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended  only by mutual  consent of the parties in writing.  Neither this
Agreement  nor any  interest  herein may be assigned  without the prior  written consent of the other party.

     16.  Counterparts

          This Agreement may be executed in any number of counterparts,  each of which  shall be deemed to be an  original,  but all such  counterparts  together shall constitute but one instrument.

     17.  Notices

          Any notice,  report,  or demand required or permitted by any provision of this Agreement  shall be in writing and shall be deemed to have been given if delivered  or  mailed,  first  class  postage  prepaid,  addressed  to  Delaware
Investments  Municipal  Trust or  Delaware  Group  Tax-Free  Fund at 2005 Market
Street, Philadelphia, PA 19103, Attention: Secretary.

     18.  Governing Law

          This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

     19.  Effect of Facsimile Signature

          A facsimile  signature of an  authorized  officer of a party hereto on this  Agreement  and/or any transfer  document  shall have the same effect as if executed in the original by such officer.

                    [Signatures contained on following page.]

     IN WITNESS WHEREOF, Delaware Investments Municipal Trust and Delaware Group
Tax-Free Fund have each caused this Agreement and Plan of  Reorganization  to be executed on its behalf by its duly  authorized  officers,  all as of the day and year first-above written.

                                 Delaware Investments Municipal Trust, on
                                 behalf of the Delaware Tax-Free [Missouri]
                                 [Oregon] Insured Fund

                                 By:
                                 Title:

                                 Delaware Group Tax-Free Fund, on behalf of the
                                 Delaware Tax-Free USA Fund

                                 By:
                                 Title:

                                   EXHIBIT B
            FORM OF PLAN OF REORGANIZATION BY DELAWARE GROUP TAX-FREE
               FUND (ON BEHALF OF THE INSURED FUND AND USA FUND)

          This PLAN OF  REORGANIZATION  (the "Plan"),  made as of this __ day of
______  2006,  is adopted by  Delaware  Group  Tax-Free  Fund (the  "Trust"),  a
statutory  trust  created  under  the laws of the  State of  Delaware,  with its principal  place of business at 2005 Market Street,  Philadelphia,  Pennsylvania
19103,  on  behalf  of  two of its  series,  Delaware  Tax-Free  USA  Fund  (the
"Acquiring Fund"), and Delaware Tax-Free Insured Fund (the "Acquired Fund").

          The reorganization  (hereinafter  referred to as the "Reorganization")
will consist of: (i) the acquisition by the Acquiring Fund of substantially  all of the property, assets and goodwill of the Acquired Fund in exchange solely for
(a) shares of beneficial  interest,  without par value,  of the Acquiring Fund -
Class A ("Acquiring  Fund Class A Shares"),  (b) shares of beneficial  interest, without par value,  of the  Acquiring  Fund - Class B  ("Acquiring  Fund Class B
Shares"), (c) shares of beneficial interest, without par value, of the Acquiring
Fund - Class C ("Acquiring  Fund Class C Shares");  (ii) the distribution of (a)
Acquiring  Fund Class A shares to the holders of Acquired  Fund - Class A shares
("Acquired  Fund  Class A  Shares"),  (b)  Acquiring  Fund Class B Shares to the
holders of Acquired Fund - Class B Shares ("Acquired Fund Class B Shares"),  and
(c)  Acquiring  Fund Class C Shares to the  holders of  Acquired  Fund - Class C shares ("Acquired Fund Class C Shares"), according to their respective interests in complete  liquidation of the Acquired Fund; and (iii) the  dissolution of the
Acquired Fund as soon as practicable after the closing (as referenced in Section
3 hereof,  hereinafter called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

     1.   Sale  and  Transfer  of  Assets  and   Liabilities,   Liquidation  and
          Dissolution of the Acquired Fund

          (a) Subject to the terms and  conditions of this Plan,  the Trust,  on behalf of the  Acquired  Fund,  will sell,  convey,  transfer and deliver to the
Acquiring  Fund,  at the  Closing  provided  for in  Section  3, all of the then existing  assets  of the  Acquired  Fund  as of the  close  of  business  (which hereinafter  shall be, unless  otherwise noted, the regular close of business of the New York  Stock  Exchange,  Inc.  ("NYSE"))  ("Close  of  Business")  on the
valuation  date  (as  defined  in  Section  3  hereof,  hereinafter  called  the
"Valuation  Date"),  free  and  clear of all  liens,  encumbrances,  and  claims whatsoever (other than shareholders'  rights of redemption and such restrictions as might arise under the  Securities  Act of 1933,  as amended (the "1933 Act"), with respect to privately  placed or otherwise  restricted  securities  that the
Acquired Fund may have acquired in the ordinary course of business),  except for cash,  bank  deposits,  or cash  equivalent  securities  in an estimated  amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this
Plan  (including,  but not  limited to,  fees of counsel  and  accountants,  and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves,  (2) to discharge all of the Acquired Fund's  Liabilities on its books at the Close of Business on the Valuation  Date  including,  but not limited to, its income  dividends and capital gains  distributions,  if any, payable for any period prior to, and through,  the Close of Business on the Valuation  Date, and excluding those  liabilities and obligations  that would otherwise be discharged at a  later  date in the  ordinary  course  of  business,  and  (3) to pay  such contingent  liabilities  as the trustees of the Trust shall  reasonably  deem to exist  against  the  Acquired  Fund,  if any,  at the Close of  Business  on the
Valuation Date, for which contingent and other  appropriate  liability  reserves shall  be  established  on the  books of the  Acquired  Fund  (hereinafter  "Net
Assets").  The  Acquired  Fund shall also  retain any and all rights that it may have over and against any person that may have accrued up to and  including  the
Close of  Business  on the  Valuation  Date.  The Trust  shall use  commercially reasonable  efforts to identify all of the Acquired  Fund's  liabilities  debts, obligations and duties of any nature,  whether accrued  absolute,  contingent or otherwise  ("Liabilities"),  prior to the Valuation Date and shall discharge all such known  Liabilities on or prior to the Valuation  Date. In no event will the
Acquiring  Fund assume or be  responsible  for any  Liabilities  of the Acquired
Fund.

          (b) Subject to the terms and  conditions of this Plan, the Trust shall deliver to the Acquired  Fund:  (i) the number of Acquiring  Fund Class A Shares determined  by dividing  the net asset value per share of Acquired  Fund Class A
Shares as of the Close of Business on the Valuation  Date by the net asset value per  share of  Acquiring  Fund  Class A Shares  as of Close of  Business  on the
Valuation Date, and multiplying the result by the number of outstanding Acquired
Fund Class A Shares as of Close of  Business  on the  Valuation  Date;  (ii) the
number of  Acquiring  Fund Class B Shares  determined  by dividing the net asset value per share of  Acquired  Fund Class B Shares as of Close of Business on the
Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of  outstanding  Acquired  Fund Class B Shares as of Close of Business on
the  Valuation  Date;  and (iii) the  number of  Acquiring  Fund  Class C Shares determined  by dividing  the net asset value per share of Acquired  Fund Class C
Shares as of Close of Business on the Valuation  Date by the net asset value per share of Acquiring  Fund Class C Shares as of Close of Business on the Valuation
Date,  and  multiplying  the result by the number of  outstanding  Acquired Fund
Class C Shares as of Close of Business on the  Valuation  Date.  All such values shall be  determined  in the  manner  and as of the time set forth in  Section 2 hereof.

          (c) As soon as  practicable  following  the  Closing,  the Trust shall dissolve  the  Acquired  Fund and  distribute  pro rata to the  Acquired  Fund's shareholders  of record as of the Close of Business on the Valuation  Date,  the
shares of  beneficial  interest of the  Acquiring  Fund received by the Acquired
Fund  pursuant to this Section 1. Such  dissolution  and  distribution  shall be accomplished  by the  establishment  of  accounts  on the share  records  of the
Acquiring Fund of the type and in the amounts due such shareholders  pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the  Close  of  Business  on the  Valuation  Date.  Fractional  shares  of beneficial  interest of the Acquiring Fund shall be carried to the third decimal place.  Unless  requested,  no  certificates  representing  shares of beneficial interest of the Acquiring  Fund will be issued to  shareholders  of the Acquired
Fund Shares  irrespective  of whether  such  shareholders  hold their  shares in certificated form.

          (d) At the  Closing,  each  outstanding  certificate  that,  prior  to
Closing,  represented shares of beneficial  interest of the Acquired Fund, shall be cancelled and shall no longer be evidence ownership;  provided, however, that the  shareholders  of the  Acquired  Fund  holding  such  certificates  shall be entitled to surrender such  certificates to the transfer agent for the Trust and request in exchange  therefor a certificate  or  certificates  representing  the number of whole shares of  beneficial  interest of the class of  Acquiring  Fund shares  into  which the  corresponding  shares  of  beneficial  interest  of the
Acquired Fund  theretofore  represented by the  certificate or  certificates  so surrendered  shall have been converted.  Certificates  for fractional  shares of beneficial  interest  of the  Acquiring  Fund  shall  not be  issued,  but  such fractional  shares shall  continue to be carried by the Trust in book entry form for the account of such shareholder.

          (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the  "Distribution  Record Date") with respect to any unpaid dividends  and other  distributions  that were  declared  prior to the  Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid  dividends  and  distributions  with respect  to the  shares  of the  Acquired  Fund  that  such  person  had on such
Distribution Record Date.

     2.   Valuation

          (a) The value of the Acquired  Fund's Net Assets to be acquired by the
Acquiring  Fund  hereunder  shall be  computed  as of Close of  Business  on the
Valuation Date using the valuation  procedures set forth in the Acquired  Fund's currently effective prospectus and statement of additional information.

          (b) The net  asset  value of a share  of  beneficial  interest  of the
Acquiring Fund Class A Shares,  Acquiring Fund Class B Shares and Acquiring Fund
Class C Shares shall be  determined  to the nearest full cent as of the Close of
Business on the Valuation  Date using the valuation  procedures set forth in the
Acquiring  Fund's  currently  effective  prospectus  and statement of additional information.

          (c) The net  asset  value of a share  of  beneficial  interest  of the
Acquired  Fund Class A Shares,  Acquired  Fund Class B Shares and Acquired  Fund
Class C Shares shall be  determined  to the nearest full cent as of the Close of
Business on the Valuation Date,  using the valuation  procedures as set forth in the Acquired Fund's currently  effective  prospectus and statement of additional information.

     3.   Closing and Valuation Date

          The  Valuation  Date shall be _______,  2006 or such later date as the
Trust may designate. The Closing shall take place at the principal office of the
Trust,  2005 Market Street,  Philadelphia,  Pennsylvania  19103 at approximately
[9:00 a.m.],  Eastern  Time,  on the first  business day following the Valuation
Date.  Notwithstanding anything herein to the contrary, in the event that on the
Valuation Date (a) the NYSE shall be closed to trading or trading  thereon shall be  restricted  or (b) trading or the  reporting of trading on such  exchange or elsewhere  shall be  disrupted so that,  in the judgment of the Trust,  accurate appraisal of the value of the net assets of the Acquired  Fund or the  Acquiring
Fund is  impracticable,  the Valuation  Date shall be postponed  until the first business day after the day when trading  shall have been fully  resumed  without restriction  or  disruption,  reporting  shall have been  restored  and accurate appraisal of the value of the net assets of the Acquired  Fund and the Acquiring
Fund is practicable in the judgment of the Trust.  The Trust shall have provided for  delivery as of the Closing of those Net Assets of the  Acquired  Fund to be transferred to the Acquiring Fund's Custodian, JPMorgan Chase, 4 Chase Metrotech
Center, Brooklyn, New York 11245. Also, the Trust shall deliver at the Closing a list  (which  may  be  in  electronic  form)  of  names  and  addresses  of  the shareholders  of record of its Acquired Fund Shares,  and the number of full and fractional  shares of  beneficial  interest of such  classes  owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry  accounts,  all as of the Close of Business on the Valuation  Date,  certified by its transfer agent, or by its President or
Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or  certificates  evidencing the registered  shares of the  Acquiring  Fund to be  delivered at the Closing to said  transfer  agent or provide  evidence that such shares of beneficial  interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

     4.   Necessary  Findings of Fact by the Trust on behalf of the Acquired Fund

          The  Trust  hereby  designates  the  following  findings  of fact as a necessary pre-condition to the consummation of the Reorganization:

          (a) The Trust is authorized to issue an unlimited  number of shares of beneficial  interest of the Acquired Fund,  without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

          (b) The financial  statements  appearing in the Acquired Fund's Annual
Report to  Shareholders  for the fiscal year ended August 31,  2005,  audited by
Ernest & Young, LLP, and any unaudited financial statements,  fairly present the financial  position  of the  Acquired  Fund as of the  date  indicated,  and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

          (c) The books and records of the Acquired Fund are true and correct in all  material  respects  and contain no material  omissions  with respect to the business and operations of the Acquired Fund.

          (d) The  statement  of assets and  liabilities  to be furnished by the
Trust as of the Close of  Business  on the  Valuation  Date for the  purpose  of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired  Fund and  outstanding  shares of beneficial  interest,  as of such date, in conformity with generally accepted  accounting  principles applied on a consistent basis.

          (e) At the Closing,  the Trust will have good and marketable  title to all of the  securities  and other  assets  shown on the  statement of assets and liabilities  referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature  whatsoever  except such  restrictions as might arise under the 1933 Act with  respect to  privately  placed or  otherwise  restricted securities that it may have acquired in the ordinary course of business and such imperfections  of title or  encumbrances  as do not materially  detract from the value or use of the assets subject thereto,  or materially affect title thereto.

          (f) The Trust has  elected to treat the  Acquired  Fund as a regulated investment  company  ("RIC") for  federal  income tax  purposes  under Part I of
Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"),  the
Acquired  Fund is a "fund" as  defined  in Section  851(g)(2)  of the Code,  has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing,  and consummation of the  transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     5.   Necessary  Findings  of  Fact  by the Trust on behalf of the Acquiring
          Fund

          The  Trust  hereby  designates  the  following  findings  of fact as a necessary pre-condition to the consummation of the Reorganization:

          (a) The Trust is authorized to issue an unlimited  number of shares of beneficial interest,  without par value, of the Acquiring Fund. Each outstanding share of the Acquiring  Fund is fully paid,  non-assessable  and has full voting rights.  The shares of beneficial  interest of the  Acquiring  Fund to be issued pursuant to Section 1 hereof will,  upon their  issuance,  be validly issued and fully paid and non-assessable, and have full voting rights.

          (b) At the Closing, each class of shares of beneficial interest of the
Acquiring Fund to be issued  pursuant to this Plan will be eligible for offering to the public in those states of the United  States and  jurisdictions  in which the  corresponding  class of shares of the Acquired Fund are presently  eligible for  offering  to the  public,  and  there  are an  unlimited  number  of shares registered  under the 1933 Act such that  there is a  sufficient  number of such shares to permit the transfers contemplated by this Plan to be consummated.

          (c) The statement of assets and  liabilities  of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation  Date for
the purpose of  determining  the number of shares of beneficial  interest of the
Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net  assets of the  Acquiring  Fund and  outstanding  shares  of  beneficial interest,  as of such date, in conformity  with  generally  accepted  accounting principles applied on a consistent basis.

          (d) At the Closing,  the Trust will have good and marketable  title to all of the  securities  and other  assets  shown on the  statement of assets and liabilities  referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature  whatsoever  except such  restrictions as might arise under the 1933 Act with  respect to  privately  placed or  otherwise  restricted securities that it may have acquired in the ordinary course of business and such imperfections  of title or  encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

          (e) The books and records of the  Acquiring  Fund are true and correct in all material  respects and contain no material  omissions with respect to the business and operations of the Acquiring Fund.

          (f) The Trust has elected to treat the  Acquiring  Fund as a regulated investment  company  ("RIC") for  federal  income tax  purposes  under Part I of
Subchapter M of the Code,  the Acquiring  Fund is a "fund" as defined in Section
851(g)(2)  of the Code,  has  qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing,  and  consummation of the transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     6.   Necessary  Findings  of  Fact by  the Trust on behalf of the Acquired
          Fund and the Acquiring Fund

          The  Trust  hereby  designates  the  following  findings  of fact as a necessary pre-condition to the consummation of the Reorganization:

          (a) The Trust is a business  trust created under the laws of the State of Delaware on Delaware 17, 1998,  and is validly  existing and in good standing under the laws of that  state.  The Trust,  of which the  Acquired  Fund and the
Acquiring  Fund are separate  series,  is duly  registered  under the Investment
Company Act of 1940,  as amended  (the "1940 Act"),  as an open-end,  management investment company. Such registration is in full force and effect as of the date hereof  and will be in full force and  effect as of the  Closing  and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private  offering exemption for the purpose of raising initial capital.

          (b) The Trust has the  necessary  trust power and authority to conduct its business and the business of the Acquired  Fund and  Acquiring  Fund as such businesses are now being conducted.

          (c) The Trust is not a party to or  obligated  under any  provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other  material  commitment  or  obligation,  and is not subject to any order or decree that would be  violated by its  execution  of or  performance  under this
Plan.

          (d) The Trust has full  trust  power and  authority  to enter into and
perform  its   obligations   under  this  Plan,   subject  to  approval  of  the
Reorganization  by the Acquired Fund's  shareholders.  Except as provided in the immediately preceding sentence, the execution,  delivery and performance of this
Plan have been validly  authorized,  and this Plan constitutes its legal,  valid and binding  obligation  enforceable  against it in  accordance  with its terms,
subject   as  to   enforcement   to  the  effect  of   bankruptcy,   insolvency,
reorganization,  arrangement among creditors, moratorium, fraudulent transfer or conveyance,  and other  similar  laws of general  applicability  relating  to or affecting creditor's rights and to general equity principles.

          (e) The  Acquired  Fund  does  not  have  any  unamortized  or  unpaid organizational fees or expenses.

          (f) Neither the Trust,  the Acquired  Fund nor the  Acquiring  Fund is
under the  jurisdiction  of a court in a Title 11 or  similar  case  within  the meaning of Section 368(a)(3)(A) of the Code.

          (g) Except as discussed in its currently effective  prospectus,  there are no legal,  administrative or other proceedings or investigations against the
Trust,  the Acquired Fund or the Acquiring  Fund, or, to the Trust's  knowledge, threatened  against  any of them,  that would  materially  affect its  financial condition or its ability to consummate  the  transactions  contemplated  by this
Plan.  The Trust,  the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust's knowledge, threatened with, any violation or investigation of any possible  violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

          (h) There are no known actual or proposed deficiency  assessments with respect to any taxes payable by the Trust.

          (i) It has duly and timely  filed,  on behalf of the Acquired Fund and the  Acquiring  Fund, as  appropriate,  all Tax (as defined  below)  returns and reports (including  information returns),  which are required to be filed by the
Acquired Fund or the Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns,  or, in the case of information  returns,  the amount and character of income required to be reported by the Acquired Fund or Acquiring  Fund. On behalf of the Acquired Fund or the  Acquiring  Fund,  as  appropriate,  it has  paid or made  provision  and properly  accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions  for Taxes in the  books  and  records  of  the  Acquired  Fund  or  the  Acquiring  Fund,  as
appropriate,  as of the Close of Business  on the  Valuation  Date will,  to the extent required by generally accepted accounting  principles,  be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or  otherwise,  which were or which may be payable by the  Acquired  Fund or the
Acquiring  Fund,  as  appropriate,  for any periods or fiscal years prior to and including  the Close of  Business on the  Valuation  Date,  including  all Taxes imposed  before or after the Close of  Business on the  Valuation  Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or the Acquiring Fund, as  appropriate,  is currently being audited  by the  Internal  Revenue  Service  or by any  state  or  local  taxing authority.  As used in this Plan,  "Tax" or "Taxes"  means all  federal,  state, local and foreign  (whether  imposed by a country or  political  subdivision  or authority  thereunder) income, gross receipts,  excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and  duties,  fees,  assessments  or  charges,  whether  payable  directly or by withholding,  together with any interest and any penalties,  additions to tax or additional  amounts imposed by any taxing  authority  (foreign or domestic) with respect thereto.  To its knowledge,  there are no levies,  liens or encumbrances relating to Taxes existing,  threatened or pending with respect to the assets of the Acquired Fund or the Acquiring Fund, as appropriate.

          (j) All  information  provided  by the  Trust  for  inclusion  in,  or transmittal  with, the Combined Proxy  Statement and Prospectus  with respect to this Plan pursuant to which approval of the Acquired Fund  shareholders  will be sought,  shall not contain any untrue  statement  of a material  fact or omit to state a material fact required to be stated in order to make the statements made therein,  in  light  of the  circumstances  under  which  they  were  made,  not misleading.

          (k)  Except  with  respect  to the  approval  of the  Acquired  Fund's shareholders of the Plan, no consent,  approval,  authorization  or order of any court or governmental  authority,  or of any other person or entity, is required for the  consummation of the transactions  contemplated by this Plan,  except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended
(the "1934 Act"), the 1940 Act, or state  securities laws or Delaware  statutory trust  laws  (including,  in the case of each of the  foregoing,  the  rules and regulations thereunder).

     7.   Obligations of the Trust on behalf of the Acquired Fund

          (a) The Trust shall operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

          (b) The Trust,  on behalf of the Acquired Fund,  shall not acquire the shares of beneficial  interest of the  Acquiring  Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

          (c) The Trust shall file, by the Closing,  all of the Acquired  Fund's federal  and other Tax  returns  and  reports  required by law to be filed on or before such date and all  federal  and other Taxes shown as due on said  returns shall have  either  been paid or  adequate  liability  reserves  shall have been provided  for the payment of such  Taxes.

          (d) At the Closing, the Trust shall provide:

               (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

               (2) A copy (which may be in electronic  form) of the  shareholder ledger accounts including,  without limitation,  the name, address and taxpayer  identification  number of each  shareholder  of record,  the number of shares of beneficial interest held by each shareholder,  the dividend  reinvestment  elections applicable to each shareholder,  and
          the   backup    withholding   and   nonresident    alien   withholding
          certifications, notices or records on file with the Acquired Fund with respect to each shareholder,  for all of the shareholders of record of the  Acquired  Fund's  shares  as of  the  Close  of  Business  on the
          Valuation  Date,  who are to become holders of the Acquiring Fund as a result of the  transfer  of assets  that is the  subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

          (e) The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired  Fund's  shareholders  to consider and vote upon this Plan (the  "Special  Meeting")  and the Trust shall take all other  actions reasonably necessary to obtain approval of the transactions contemplated herein.
The Trust  shall  mail to each  shareholder  of record  entitled  to vote at the
Special Meeting at which action on this Plan is to be considered,  in sufficient time to  comply  with  requirements  as to  notice  thereof,  a  Combined  Proxy
Statement  and  Prospectus  that  complies  in all  material  respects  with the applicable  provisions of Section 14(a) of the 1934 Act and Section 20(a) of the
1940 Act, and the rules and regulations promulgated thereunder.

          (f) At the  Closing,  the Trust  shall  provide the  statement  of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

     8.   Obligations of the Trust on behalf of the Acquiring Fund

          (a) The shares of  beneficial  interest  of the  Acquiring  Fund to be issued and  delivered  to the Acquired  Fund  pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered,  shall be registered  under the 1933 Act,  validly issued,  and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof,  other than any rights  deemed to have been  created  pursuant  to this
Plan.

          (b) The Trust shall  operate the  business  of the  Acquiring  Fund as presently conducted between the date hereof and the Closing.

          (c) The Trust shall file, by the Closing,  all of the Acquiring Fund's federal  and other Tax  returns  and  reports  required by law to be filed on or before such date and all  federal  and other taxes shown as due on said  returns shall have  either  been paid or  adequate  liability  reserves  shall have been provided for the payment of such taxes.

          (d) At the Closing,  the Trust shall  provide the  statement of assets and  liabilities  described in Section 5(d) of this Plan in conformity  with the requirements described in such Section.

          (e) The  Trust  will  file  with  the  U.S.  Securities  and  Exchange
Commission (the  "Commission")  a Registration  Statement on Form N-14 under the
1933 Act  ("Registration  Statement"),  relating  to the  shares  of  beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such  Registration  Statement  becomes  effective as promptly as practicable.  At the time such Registration Statement becomes effective,  it (i)
will comply in all material respects with the applicable  provisions of the 1933
Act,  the 1934 Act and the 1940 Act, and the rules and  regulations  promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements  therein not misleading.  At the time the Registration  Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional  information included in the  Registration  Statement  will not  contain  any  untrue  statement  of a material fact or omit to state a material fact  necessary to make the statements therein,  in the light of the  circumstances  under  which they were  made,  not misleading.

     9.   Conditions  Precedent  to be  Fulfilled  by the Trust on behalf of the
          Acquired Fund and the Acquiring Fund

          The consummation of this Plan and the  Reorganization  hereunder shall be subject to the following respective conditions:

          (a) That (1) all the necessary findings of fact contained herein shall be true and correct in all  material  respects  as of the Closing  with the same effect  as  though  made as of and at such  date;  (2)  the  performance  of all obligations  required by this Plan to be  performed by the Trust shall have been performed  at or prior to the Closing;  and (3) the Trust shall have  executed a certificate  signed by the President or  Vice-President  and by the Secretary or
equivalent officer to the foregoing effect.

          (b) The Trust shall provide a copy of the  resolutions  approving this
Plan  adopted by the Trust's  Board of Trustees,  certified by the  Secretary or equivalent officer.

          (c) That the Commission shall not have issued an unfavorable  advisory report under Section  25(b) of the 1940 Act, nor  instituted  nor  threatened to
institute   any   proceeding   seeking  to  enjoin  the   consummation   of  the
reorganization  contemplated  hereby under Section 25(c) of the 1940 Act, and no
other  legal,   administrative  or  other  proceeding  shall  be  instituted  or threatened that would materially and adversely affect the financial condition of the  Trust,  the  Acquired  Fund or the  Acquiring  Fund or would  prohibit  the transactions contemplated hereby.

          (d)  That  this  Plan  and the  Reorganization  and  the  transactions contemplated  hereby shall have been approved by the  appropriate  action of the shareholders  of the  Acquired  Fund at an  annual  or  special  meeting  or any adjournment thereof.

          (e) That the  Acquired  Fund shall have  declared  a  distribution  or distributions  prior to the  Valuation  Date that,  together  with all  previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period  from the close of its last  fiscal  year to the Close of Business on the
Valuation Date, and (ii) any undistributed  ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

          (f)  That  all  required  consents  of  other  parties  and all  other consents,  orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities,  including any necessary  "no-action"  positions or exemptive  orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit  would not involve risk of material  adverse  effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

          (g) That  prior to or at the  Closing,  the  Trust  shall  receive  an opinion from Stradley  Ronon  Stevens & Young,  LLP ("SRSY") to the effect that, provided the acquisition  contemplated  hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

               (1) The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired  Fund in exchange  solely for the Acquiring
          Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring
          Fund shares in complete liquidation of the Acquired Fund, will qualify as a  reorganization  within the meaning of Section  368(a)(1)  of the
          Code,  and the  Acquiring  Fund and the  Acquired  Fund will each be a
          "party to the reorganization"  within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be  recognized by the Acquired Fund upon the transfer of substantially  all of its assets to the Acquiring Fund in exchange  solely for the voting shares of the Acquiring Fund (to be issued in accordance  with Section 1 hereof) under Section  361(a) and
          Section 357(a) of the Code;

               (3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of  substantially  all of the assets of the Acquired
          Fund in exchange  solely for the voting shares of the  Acquiring  Fund
          (to be issued in  accordance  with  Section  1 hereof)  under  Section
          1032(a) of the Code;

               (4) No gain or loss will be  recognized by the Acquired Fund upon the  distribution  of the  Acquiring  Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the
          Acquired Fund under Section 361(c)(1) of the Code.

               (5) The basis of the assets of the Acquired  Fund received by the
          Acquiring  Fund  will be the same as the  basis of such  assets to the
          Acquired Fund  immediately  prior to the exchange under Section 362(b)
          of the Code;

               (6)  The  holding  period  of the  assets  of the  Acquired  Fund received by the  Acquiring  Fund will include the period  during which such assets were held by the Acquired  Fund under  Section  1223(2) of the Code;

               (7) No gain or loss will be recognized by the shareholders of the
          Acquired  Fund upon the exchange of their shares in the Acquired  Fund for the voting shares  (including  fractional shares to which they may be entitled) of the Acquiring  Fund (to be issued in  accordance  with
          Section 1 hereof) under Section 354(a) of the Code;

               (8) The  basis  of the  Acquiring  Fund  shares  received  by the
          Acquired  Fund  shareholders  in  accordance  with  Section  1  hereof
          (including  fractional  shares to which they may be entitled)  will be the same as the basis of the  shares of the  Acquired  Fund  exchanged therefor under Section 358(a)(1) of the Code;

               (9) The holding period of the Acquiring Fund's shares received by the Acquired  Fund's  shareholders in accordance with Section 1 hereof
          (including  fractional  shares  to which  they may be  entitled)  will include the holding period of the Acquired  Fund's shares  surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital  asset on the date of the  Reorganization  under  Section
          1223(l) of the Code; and

               (10) The Acquiring  Fund will succeed to and take into account as of the date of the  transfer (as defined in Section  1.381(b)-1(b)  of the regulations issued by the United States Department of the Treasury
          (the "Treasury Regulations")) the items of the Acquired Fund described in  Section  381(c)  of  the  Code,  subject  to  the  conditions  and limitations  specified in Sections  381, 382, 383 and 384 of the Code, and the Treasury Regulations.

          (h)  That  the  Trust  shall  have  received  an  opinion  in form and substance reasonably  satisfactory to it from SRSY, counsel to the Trust, to the effect that:

               (1) The Trust was  created as a business  trust under the laws of the State of Delaware on December  17, 1998,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2)  The  Trust  is  an  open-end,   investment  company  of  the
          management type registered as such under the 1940 Act;

               (3) The  Trust is  authorized  to issue an  unlimited  number  of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund.

               [(4) Assuming that the initial  shares of beneficial  interest of the Acquired Fund were issued in accordance with the 1940 Act, and the
          Plan and  Declaration of Trust and By-Laws of the Trust,  and that all other such outstanding  shares of the Acquired Fund were sold,  issued and  paid  for in  accordance  with the  terms  of the  Acquired  Fund prospectus in effect at the time of such sales,  each such outstanding share is validly issued, fully paid and non-assessable];

               [(5) Assuming that the initial  shares of beneficial  interest of the Acquiring Fund were issued in accordance with the 1940 Act and the
          Trust's Plan and Declaration of Trust and By-Laws,  and that all other such  outstanding  shares of the Acquiring Fund were sold,  issued and paid  for  in  accordance  with  the  terms  of the  Acquiring  Fund's prospectus in effect at the time of such sales,  each such outstanding share is validly issued, fully paid and non-assessable];

               (6)  Except  as  disclosed  in each of the  Acquired  Fund's  and
          Acquiring Fund's currently effective prospectus, such counsel does not know  of  any  material  suit,  action,  or  legal  or  administrative proceeding  pending or threatened  against the Trust,  the unfavorable outcome of which would  materially and adversely affect the Trust, the
          Acquired Fund or the Acquiring Fund;

               (7) The shares of beneficial interest of the Acquiring Fund to be issued  pursuant  to the  terms of  Section  1 hereof  have  been duly authorized  and,  when issued and  delivered as provided in this Plan,
          will  have  been   validly   issued   and  fully   paid  and  will  be
          non-assessable  by  the  Trust  or the  Acquiring  Fund,  and to  such counsel's  knowledge,  no  shareholder  has any  preemptive  right  to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

               (8)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is  required  for the  consummation  by the Trust of the  transactions contemplated by this Plan, except such as have been obtained under the
          1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the  case  of  each  of  the  foregoing,  the  rules  and  regulations thereunder and such as may be required under state  securities  laws);
          and

               (9) Neither the  execution  nor  performance  of this Plan by the
          Trust  violates any  provision of its  Agreement  and  Declaration  of
          Trust,  its  By-Laws,  or the  provisions  of any  agreement  or other instrument,  known to such counsel to which the Trust is a party or by which the Trust is otherwise  bound.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

          (j) That the Trust's Registration Statement with respect to the shares of  beneficial  interest of the  Acquiring  Fund to be delivered to the Acquired
Fund's  shareholders  in  accordance  with  Section 1 hereof  shall have  become effective,  and no stop order  suspending the  effectiveness of the Registration
Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing or shall be in effect at the Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

          (k) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance  with Section 1 hereof shall be eligible for sale by the
Trust with each state  commission  or agency  with  which  such  eligibility  is required in order to permit the shares lawfully to be delivered to each Acquired
Fund shareholder.

          (l) That at the Closing,  the Trust,  on behalf of the Acquired  Fund, transfers  to the  Acquiring  Fund  aggregate  Net Assets of the  Acquired  Fund comprising  at least 90% in fair market value of the total net assets and 70% in fair  market  value of the  total  gross  assets  recorded  on the  books of the
Acquired Fund at the Close of Business on the Valuation Date.

     10.  Fees and Expenses; Other Plans

          The expenses of entering into and carrying out the  provisions of this
Agreement,  whether or not  consummated,  shall be borne  33.33% by the Acquired
Fund; 33.33% by the Acquiring Fund; and 33.34% by Delaware Management Company, a
series of Delaware Management Business Trust ("DMC").

     11.  Termination; Waiver; Order

          (a) Anything  contained in this Plan to the contrary  notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time  (whether  before or after  adoption  thereof  by the  shareholders  of the
Acquired Fund) prior to the Closing.

          (b) If the  transactions  contemplated  by this  Plan  have  not  been consummated  by December 31, 2006,  this Plan shall  automatically  terminate on that date, unless a later date is established by the Trust.

          (c)  In  the  event  of  termination  of  this  Plan  pursuant  to the provisions  hereof,  the same shall become void and have no further effect,  and there  shall  not be any  liability  on the part of the  Trust or its  trustees, officers, agents or shareholders in respect of this Plan.

          (d) At any time prior to the Closing,  any of the terms or  conditions of this Plan may be waived by the Trust.

          (e)  The  respective   necessary  findings  of  fact  and  obligations
contained in Sections 4-8 hereof shall expire with,  and be  terminated  by, the consummation  of the Plan,  and  neither  the  Trust,  nor any of its  officers, trustees,  agents or shareholders  shall have any liability with respect to such necessary  findings of fact or  obligations  after the Closing.  This  provision shall not  protect  any  officer,  trustee,  agent or  shareholder  of the Trust against any  liability  for which such officer,  trustee,  agent or  shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties in the conduct of such office.

          (f) If any order or orders of the Commission with respect to this Plan shall be issued  prior to the Closing and shall  impose any terms or  conditions that are  determined  by  action  of the  Board of  Trustees  of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without  further  vote or approval of the  shareholders  of the  Acquired  Fund, unless such further vote is required by applicable law.

     12.  Liability of the Trust

          The Trust  acknowledges  that: (i) all  obligations of the Trust under this Plan are binding only with respect to the Trust,  the Acquired Fund and the
Acquiring  Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions  contemplated  herein with respect to Acquiring  Fund,  shall be discharged  only out of the assets of the  Acquiring  Fund;  (iii) any  liability  of the Trust  under  this Plan with
respect  to  the  Acquired  Fund,  or  in  connection   with  the   transactions
contemplated  herein with respect to the Acquired Fund, shall be discharged only out of the assets of the  Acquired  Fund;  and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated  herein,  and that  neither the Trust,  the  Acquired  Fund nor the
Acquiring Fund shall seek  satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

     13.  Final Tax Returns and Forms 1099 of the Acquired Fund

          (a) After the  Closing,  the Trust  shall or shall cause its agents to prepare  any  federal,  state or local Tax  returns,  including  any Forms 1099, required  to be filed by the Trust with  respect to the  Acquired  Fund's  final taxable year ending with its complete  liquidation  and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

          (b) Any  expenses  incurred by the Trust or the  Acquired  Fund (other than for payment of Taxes) in connection with the preparation and filing of said
Tax returns  and Forms 1099 after the  Closing,  shall be borne by the  Acquired
Fund to the extent such  expenses  have been or should have been  accrued by the
Acquired  Fund in the  ordinary  course  without  regard  to the  Reorganization contemplated by this Plan; any excess expenses shall be borne by DMC at the time such Tax returns and Forms 1099 are prepared.

     14.  Amendments

          This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

     15.  Governing Law

          This Plan shall be governed by and carried out in accordance  with the laws of the State of Delaware.

          The Trust has  adopted  this  Plan of  Reorganization  and it shall be deemed effective, all as of the day and year first-above written.

          Delaware Group  Tax-Free Fund, on behalf of the Delaware  Tax-Free USA
     Fund and the Delaware Tax-Free Insured Fund

                                          By
                                          Title

                                    EXHIBIT C
                           PRINCIPAL HOLDER OF SHARES

-----------------------------------------------------------------------------------------------
FUND NAME / CLASS                    NAME AND ADDRESS OF ACCOUNT   SHARE AMOUNT  PERCENTAGE
-----------------------------------------------------------------------------------------------
Delaware Tax-Free Missouri Insured
Fund - Class A Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free Missouri Insured
Fund - Class B Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free Missouri Insured
Fund - Class C Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free Oregon Insured
Fund - Class B Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free Oregon Insured
Fund - Class C Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free Insured Fund -
Class B Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free Insured Fund -
Class C Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free USA Fund -
Class A Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free USA Fund -
Class B Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Delaware Tax-Free USA Fund -
Class C Shares
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

              DELAWARE TAX-FREE MISSOURI INSURED FUND (THE "FUND")

                  JOINT MEETING OF SHAREHOLDERS - JUNE 29, 2006
                    PROXY SOLICITED BY THE BOARD OF TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Michael P. Bishof,
David F. Connor and Kathryn R.  Williams  or any of them,  attorneys,  with full power of substitution,  to vote all shares of the Fund, as indicated above, that the  undersigned  is  entitled  to vote at the above  stated  Joint  Meeting  of
Shareholders to be held at the offices of Delaware  Investments  located at 2001
Market Street,  2nd Floor  Auditorium,  Philadelphia,  PA 19103-7055 on June 29,
2006 at 4:00 p.m., Eastern Time and at any adjournments  thereof. All powers may be  exercised  by two or more of said  proxy  holders or  substitutes  voting or acting or, if only one votes and acts,  then by that one.  This  proxy  shall be voted on the proposal described in the Proxy  Statement/Prospectus  as specified on the reverse side. Receipt of the Notice of Joint Meeting and the accompanying
Proxy Statement/Prospectus is hereby acknowledged.

To vote by mail: (1) Read the proxy statement;  (2) Check the appropriate box on the reverse  side;  (3) Sign and date the proxy card  below;  and (4) Return the proxy card in the envelope provided.

To vote by  telephone:  (1) Read the proxy  statement and have the proxy card at hand; (2) Call 1-800 690-6903; and (3) Follow the recorded instructions.

To vote by  internet:  (1) Read the proxy  statement  and have the proxy card at hand; (2) Go to www.proxyweb.com; and (3) Follow the on-line directions.

                           MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____
                           OK TO PRINT AS IS* ____________ *By signing this form
                           you are authorizing MIS to print this form in its
                           current state.

                           ____________________________________________________
                           SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# ______
DELAWARE INVESTMENTS #___
DELAWARE TAX-FREE MISSOURI INSURED FUND
ORIGINAL2UP [____________]
DOREEN (DELAWARE __________________)
REVISION #1 [___________]
REVIEW #1 [_____________]

   UNLESS YOU'RE VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND RETURN
           PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED.

                        Date: __________________________

[GRAPHIC OMITTED]

           Signature(s) (Title(s), if applicable) (Please sign in box)

NOTE:  Please sign exactly as your name appears on this proxy card. When signing in a fiduciary capacity,  such as executor,  administrator,  trustee,  attorney, guardian, etc., please so indicate.  Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

THIS PROXY IS SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES  WITH RESPECT TO THE
FUND.  THE  FOLLOWING  MATTER IS  PROPOSED BY THE FUND.  THE BOARD OF  DIRECTORS
RECOMMENDS A VOTE FOR THE PROPOSAL.  IF NO  SPECIFICATION IS MADE AND THIS PROXY
IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.  PLEASE REFER
TO THE PROXY  STATEMENT/PROSPECTUS  FOR A DISCUSSION OF THE  PROPOSAL.  IF OTHER
MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES  REPRESENTED
BY THE PROXY  HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE
WITH THE VIEWS OF MANAGEMENT.

PLEASE FILL IN BOX AS SHOWN  USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.  PLEASE
DO NOT USE FINE POINT PENS. [X]

Proposal:                                                      For   Against   Abstain

To approve an Agreement and Plan of  Reorganization  between   [ ]     [ ]       [ ]
Delaware Investments  Municipal Trust, on behalf of Delaware
Tax-Free  Missouri Insured Fund, and Delaware Group Tax-Free
Fund,  on  behalf  of  Delaware  Tax-Free  USA  Fund,  which provides for: (i) the  acquisition by Delaware  Tax-Free USA
Fund  (the  "Acquiring  Fund") of  substantially  all of the assets  of  Delaware  Tax-Free  Missouri  Insured  Fund (the
"Acquired  Fund"),  in exchange for shares of the  Acquiring
Fund;  (ii)  the pro  rata  distribution  of  shares  of the
Acquiring  Fund to the  shareholders  of such Acquired Fund;
and (iii) the  liquidation  and  dissolution of the Acquired
Fund.

                           MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____
                           OK TO PRINT AS IS* ____________ *By signing this form
                           you are authorizing MIS to print this form in its
                           current state.

                           ____________________________________________________
                           SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# ______
DELAWARE INVESTMENTS #___
DELAWARE TAX-FREE MISSOURI INSURED FUND
ORIGINAL2UP [____________]
DOREEN (DELAWARE __________________)
REVISION #1 [___________]
REVIEW #1 [_____________]

               DELAWARE TAX-FREE OREGON INSURED FUND (THE "FUND")

                  JOINT MEETING OF SHAREHOLDERS - JUNE 29, 2006
                    PROXY SOLICITED BY THE BOARD OF TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Michael P. Bishof,
David F. Connor and Kathryn R.  Williams  or any of them,  attorneys,  with full power of substitution,  to vote all shares of the Fund, as indicated above, that the  undersigned  is  entitled  to vote at the above  stated  Joint  Meeting  of
Shareholders to be held at the offices of Delaware  Investments  located at 2001
Market Street,  2nd Floor  Auditorium,  Philadelphia,  PA 19103-7055 on June 29,
2006 at 4:00 p.m., Eastern Time and at any adjournments  thereof. All powers may be  exercised  by two or more of said  proxy  holders or  substitutes  voting or acting or, if only one votes and acts,  then by that one.  This  proxy  shall be voted on the proposal described in the Proxy  Statement/Prospectus  as specified on the reverse side. Receipt of the Notice of Joint Meeting and the accompanying
Proxy Statement/Prospectus is hereby acknowledged.

To vote by mail: (1) Read the proxy statement;  (2) Check the appropriate box on the reverse  side;  (3) Sign and date the proxy card  below;  and (4) Return the proxy card in the envelope provided.

To vote by  telephone:  (1) Read the proxy  statement and have the proxy card at hand; (2) Call 1-800 690-6903; and (3) Follow the recorded instructions.

To vote by  internet:  (1) Read the proxy  statement  and have the proxy card at hand; (2) Go to www.proxyweb.com; and (3) Follow the on-line directions.

                           MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____
                           OK TO PRINT AS IS* ____________ *By signing this form
                           you are authorizing MIS to print this form in its
                           current state.

                           ____________________________________________________
                           SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# ______
DELAWARE INVESTMENTS #___
DELAWARE TAX-FREE OREGON INSURED FUND
ORIGINAL2UP [____________]
DOREEN (DELAWARE __________________)
REVISION #1 [___________]
REVIEW #1 [_____________]

   UNLESS YOU'RE VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND RETURN
           PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED.

                        Date: __________________________

[GRAPHIC OMITTED]

           Signature(s) (Title(s), if applicable) (Please sign in box)

NOTE:  Please sign exactly as your name appears on this proxy card. When signing in a fiduciary capacity,  such as executor,  administrator,  trustee,  attorney, guardian, etc., please so indicate.  Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

THIS PROXY IS SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES  WITH RESPECT TO THE
FUND.  THE  FOLLOWING  MATTER IS  PROPOSED BY THE FUND.  THE BOARD OF  DIRECTORS
RECOMMENDS A VOTE FOR THE PROPOSAL.  IF NO  SPECIFICATION IS MADE AND THIS PROXY
IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.  PLEASE REFER
TO THE PROXY  STATEMENT/PROSPECTUS  FOR A DISCUSSION OF THE  PROPOSAL.  IF OTHER
MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES  REPRESENTED
BY THE PROXY  HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE
WITH THE VIEWS OF MANAGEMENT.

PLEASE FILL IN BOX AS SHOWN  USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.  PLEASE
DO NOT USE FINE POINT PENS. [X]

Proposal:                                                      For   Against   Abstain

To approve an Agreement and Plan of  Reorganization  between   [ ]     [ ]       [ ]
Delaware Investments  Municipal Trust, on behalf of Delaware
Tax-Free  Oregon  Insured Fund,  and Delaware Group Tax-Free
Fund,  on  behalf  of  Delaware  Tax-Free  USA  Fund,  which provides for: (i) the  acquisition by Delaware  Tax-Free USA
Fund  (the  "Acquiring  Fund") of  substantially  all of the
assets  of  Delaware   Tax-Free  Oregon  Insured  Fund  (the
"Acquired  Fund"),  in exchange for shares of the  Acquiring
Fund;  (ii)  the pro  rata  distribution  of  shares  of the
Acquiring  Fund to the  shareholders  of such Acquired Fund;
and (iii) the  liquidation  and  dissolution of the Acquired
Fund.

                           MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____
                           OK TO PRINT AS IS* ____________ *By signing this form
                           you are authorizing MIS to print this form in its
                           current state.

                           ____________________________________________________
                           SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# ______
DELAWARE INVESTMENTS #___
DELAWARE TAX-FREE OREGON INSURED FUND
ORIGINAL2UP [____________]
DOREEN (DELAWARE __________________)
REVISION #1 [___________]
REVIEW #1 [_____________]

                   DELAWARE TAX-FREE INSURED FUND (THE "FUND")

                  JOINT MEETING OF SHAREHOLDERS - JUNE 29, 2006
                    PROXY SOLICITED BY THE BOARD OF TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Michael P. Bishof,
David F. Connor and Kathryn R.  Williams  or any of them,  attorneys,  with full power of substitution,  to vote all shares of the Fund, as indicated above, that the  undersigned  is  entitled  to vote at the above  stated  Joint  Meeting  of
Shareholders to be held at the offices of Delaware  Investments  located at 2001
Market Street,  2nd Floor  Auditorium,  Philadelphia,  PA 19103-7055 on June 29,
2006 at 4:00 p.m., Eastern Time and at any adjournments  thereof. All powers may be  exercised  by two or more of said  proxy  holders or  substitutes  voting or acting or, if only one votes and acts,  then by that one.  This  proxy  shall be voted on the proposal described in the Proxy  Statement/Prospectus  as specified on the reverse side. Receipt of the Notice of Joint Meeting and the accompanying
Proxy Statement/Prospectus is hereby acknowledged.

To vote by mail: (1) Read the proxy statement;  (2) Check the appropriate box on the reverse  side;  (3) Sign and date the proxy card  below;  and (4) Return the proxy card in the envelope provided.

To vote by  telephone:  (1) Read the proxy  statement and have the proxy card at hand; (2) Call 1-800 690-6903; and (3) Follow the recorded instructions.

To vote by  internet:  (1) Read the proxy  statement  and have the proxy card at hand; (2) Go to www.proxyweb.com; and (3) Follow the on-line directions.

                           MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____
                           OK TO PRINT AS IS* ____________ *By signing this form
                           you are authorizing MIS to print this form in its
                           current state.

                           ____________________________________________________
                           SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# ______
DELAWARE INVESTMENTS #___
DELAWARE TAX-FREE INSURED FUND
ORIGINAL2UP [____________]
DOREEN (DELAWARE __________________)
REVISION #1 [___________]
REVIEW #1 [_____________]

   UNLESS YOU'RE VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND RETURN
           PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED.

                        Date: __________________________

[GRAPHIC OMITTED]

           Signature(s) (Title(s), if applicable) (Please sign in box)

NOTE:  Please sign exactly as your name appears on this proxy card. When signing in a fiduciary capacity,  such as executor,  administrator,  trustee,  attorney, guardian, etc., please so indicate.  Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

THIS PROXY IS SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES  WITH RESPECT TO THE
FUND.  THE  FOLLOWING  MATTER IS  PROPOSED BY THE FUND.  THE BOARD OF  DIRECTORS
RECOMMENDS A VOTE FOR THE PROPOSAL.  IF NO  SPECIFICATION IS MADE AND THIS PROXY
IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.  PLEASE REFER
TO THE PROXY  STATEMENT/PROSPECTUS  FOR A DISCUSSION OF THE  PROPOSAL.  IF OTHER
MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES  REPRESENTED
BY THE PROXY  HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE
WITH THE VIEWS OF MANAGEMENT.

PLEASE FILL IN BOX AS SHOWN  USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.  PLEASE
DO NOT USE FINE POINT PENS. [X]

Proposal:                                                      For   Against   Abstain

To  approve  a Plan  of  Reorganization  by  Delaware  Group   [ ]     [ ]       [ ]
Tax-Free Fund, on behalf of Delaware  Tax-Free  Insured Fund and Delaware  Tax-Free USA Fund, which provides for: (i) the acquisition  by Delaware  Tax-Free USA Fund (the  "Acquiring
Fund")  of  substantially  all of  the  assets  of  Delaware
Tax-Free Insured Fund (the "Acquired Fund"), in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the  shareholders of such
Acquired Fund; and (iii) the  liquidation and dissolution of the Acquired Fund.

                           MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____
                           OK TO PRINT AS IS* ____________ *By signing this form
                           you are authorizing MIS to print this form in its
                           current state.

                           ____________________________________________________
                           SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# ______
DELAWARE INVESTMENTS #___
DELAWARE TAX-FREE INSURED FUND
ORIGINAL2UP [____________]
DOREEN (DELAWARE __________________)
REVISION #1 [___________]
REVIEW #1 [_____________]

                      STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           DELAWARE TAX-FREE USA FUND
                                   a series of
                          DELAWARE GROUP TAX-FREE FUND

                             Dated April [24], 2006

                      Acquisition of the Assets of:

    DELAWARE TAX-FREE MISSOURI                       DELAWARE TAX-FREE OREGON
            INSURED FUND                                   INSURED FUND
(a series of Delaware Investments              (a series of Delaware Investments
          Municipal Trust)                               Municipal Trust)

By and in exchange for shares of                By and in exchange for shares of

   DELAWARE TAX-FREE USA FUND                       DELAWARE TAX-FREE USA FUND
  a series of Delaware Group                     (a series of Delaware Group
       Tax-Free Fund)                                     Tax-Free Fund)

                         DELAWARE TAX-FREE INSURED FUND
                   (a series of Delaware Group Tax-Free Fund)

                        By and in exchange for shares of

                           DELAWARE TAX-FREE USA FUND
                   (a series of Delaware Group Tax-Free Fund)

This Statement of Additional  Information  ("SAI") relates  specifically to: (1)
the proposed acquisition of substantially all of the assets of Delaware Tax-Free
Missouri  Insured Fund (the "Missouri  Fund") in exchange for shares of Delaware
Tax-Free  USA  Fund  (the  "USA  Fund");   (2)  the  proposed   acquisition   of
substantially  all of the assets of Delaware  Tax-Free  Oregon Insured Fund (the
"Oregon  Fund") in  exchange  for shares of the USA Fund;  and (3) the  proposed acquisition of substantially all of the assets of Delaware Tax-Free Insured Fund
(the "Insured Fund") in exchange for shares of the USA Fund.

This SAI consists of this Cover Page and the following documents,  each of which is attached to and is legally considered to be a part of this SAI.

     1.   Statement of Additional  Information  of the USA Fund,  dated December
          29,  2005 as  previously  filed  via EDGAR is  incorporated  herein by reference  to Delaware  Group  Tax-Free  Fund's  filing under Rule 497
          [Accession No. 0000950116-06-000011] filed January 3, 2006 and will be mailed to any Shareholder who requests this SAI.

     2.   Supplement to the Statement of Additional Information of the USA Fund,
          dated December 29, 2005 as previously  filed via EDGAR is incorporated herein by reference to Delaware  Group  Tax-Free  Fund's  filing under
          Rule 497  [Accession No.  0000728552-06-000006]  filed January 3, 2006 and will be mailed to any Shareholder who requests this SAI.

     3.   Annual  Report of the USA Fund for the fiscal  year  ended  August 31,
          2005 as previously filed via EDGAR is incorporated herein by reference
          to   Delaware   Group   Tax-Free    Fund's   N-CSR    [Accession   No.
          0000950116-05-003424] filed November 4, 2005 and will be mailed to any
          Shareholder who requests this SAI.

     4.   Pro Forma Financial  Statements for the  Reorganization  of the Oregon
          Fund into the USA Fund.

     5.   Pro Forma Financial  Statements for the Reorganization of the Missouri
          Fund into the USA Fund.

     6.   Pro Forma Financial  Statements for the  Reorganization of the Insured
          Fund into the USA Fund.

     7.   Pro Forma Financial  Statements for the  Reorganizations of the Oregon
          Fund, the Missouri Fund and the Insured Fund into the USA Fund

     This SAI is not a prospectus;  you should read this SAI in conjunction with
the  Proxy   Statement/Prospectus  dated  April  [24],  2006,  relating  to  the
above-referenced   transactions.   You  can   request   a  copy  of  the   Proxy
Statement/Prospectus  by calling  1-800-523-1918  or by writing to the  Delaware
Tax-Free  USA  Fund  at  Attention:   Account  Services,   2005  Market  Street,
Philadelphia, PA 19103-7094.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                % of Total
                                                                                Investments
                                                                                (Pro Forma         Delaware Tax-Free USA Fund
                                                                                 Combined)           Par          Market Value
                                                                               ------------  ------------------------------------
                                                                               ------------  ------------------------------------

Municipal Bonds                                                                      95.80%
Airline Revenue Bonds                                                                 0.65%
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%                             $1,300,000          $1,187,862
  4/1/25 (AMT)
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
  Corp.) 7.35% 12/1/11                                                                              2,250,000           2,252,880
                                                                                                              -------------------
                                                                                                                        3,440,742
                                                                                                              -------------------

Airport Revenue Bonds                                                                 1.82%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                            2,500,000           2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                                       2,395,000           2,431,931
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                           920,000             966,892
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                                        2,000,000           2,087,100
Portland Airport Revenue (Portland International Airport) Series 11
  5.625% 7/1/26 (FGIC)(AMT)                                                                                 0                   0
                                                                                                              -------------------
                                                                                                                        8,028,123
                                                                                                              -------------------

City General Obligation Bonds                                                         3.16%
New York City, New York
  Series H 6.125% 8/1/25                                                                            4,245,000           4,511,798
  Series I 5.125% 3/1/23                                                                            5,875,000           6,262,398
  Series J 5.25% 6/1/28                                                                             5,400,000           5,817,690
                                                                                                              -------------------
                                                                                                                       16,591,886
                                                                                                              -------------------

Continuing Care/Retirement Revenue Bonds                                              1.55%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                             3,000,000           3,148,440
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                            1,777,611           1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                          1,000,000           1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                              2,000,000           2,172,740
                                                                                                              -------------------
                                                                                                                        8,155,709
                                                                                                              -------------------

Corporate-Backed Revenue Bonds                                                        3.05%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                                        2,000,000           2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                     1,695,000           1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                                  800,000             228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                                2,000,000           2,120,260
Phenix City, Alabama Industrial Development Board Environmental Improvement
  Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                          3,000,000           3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
  6.25% 11/15/13                                                                                    1,250,000           1,303,338
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95%
  11/15/25 (AMT)                                                                                    5,000,000           5,299,800
                                                                                                              -------------------
                                                                                                                       16,012,574
                                                                                                              -------------------

Dedicated Tax & Fees Revenue Bonds                                                    3.84%
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
  Cross County Project) Series B 5.00% 10/1/32 (FSA)                                                1,000,000           1,058,180
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                                    10,000,000          10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
  5.75% 6/15/34                                                                                     2,000,000           2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                        5,000,000           5,267,150
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                           1,000,000           1,019,300
                                                                                                              -------------------
                                                                                                                       20,213,290
                                                                                                              -------------------

Escrowed to Maturity Bonds                                                            7.89%
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                             5,555,000           6,476,408
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                               5,000,000           5,715,200
  5.50% 1/1/15 (FGIC)                                                                               7,310,000           8,405,477
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                              13,535,000          16,953,399
Umatilla County Hospital Facility Authority Revenue (Catholic Health
  Initiatives) Series A 5.50% 3/1/32                                                                        0                   0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                              2,200,000           2,833,490
                                                                                                              -------------------
                                                                                                                       40,383,974
                                                                                                              -------------------

Higher Education Revenue Bonds                                                        9.64%
Chattanooga Tennessee Health Educational & Housing Facilities
  Board Revenue Series A 5.125% 10/1/35                                                             3,500,000           3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                                      5,000,000           5,420,200
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                               1,125,000           1,192,601
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                                     1,000,000           1,071,430
  6.125% 10/1/29                                                                                    1,000,000           1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                              1,000,000           1,092,630
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                                 3,070,000           3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                                    2,085,000           2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                                    20,000,000          23,918,200
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                                       0                   0
  ^5.50% 7/1/21 (MBIA)                                                                                      0                   0
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A 5.45% 10/1/32                                                0                   0
  (College Independent Student Housing Project)
  Series A 5.25% 7/1/30 (XLCA)                                                                              0                   0
  (Linfield College Project) Series A 5.00% 10/1/30                                                         0                   0
  (Willamette University Project) Series A
  5.00% 10/1/34 (FGIC)                                                                                      0                   0
  5.125% 10/1/25 (FGIC)                                                                                     0                   0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                               1,000,000           1,060,090
                                                                                                              -------------------
                                                                                                                       43,585,942
                                                                                                              -------------------

Hospital Revenue Bonds                                                               11.30%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                            3,000,000           3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                             1,000,000           1,011,810
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                                     1,000,000           1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                             7,500,000           8,064,300
Deschutes County Hospital Facilities Authority Hospital Revenue
  (Cascade Health Services) 5.60% 1/1/32                                                                    0                   0
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                             5,825,000           6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                              2,355,000           2,558,189
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                         3,140,000           3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                                 2,000,000           2,141,020
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                                        1,500,000           1,558,530
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                          2,345,000           2,420,063
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                            3,500,000           3,718,925
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                  2,500,000           2,688,000
  (Trinity Health Credit) Series C 5.375% 12/1/30                                                   6,000,000           6,380,400
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                          3,000,000           3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                                2,500,000           2,584,600
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                                 1,250,000           1,320,963
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                           1,750,000           1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                               4,000,000           4,198,840
                                                                                                              -------------------
                                                                                                                       57,539,676
                                                                                                              -------------------

Investor Owned Utilities Revenue Bonds                                                8.86%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                              3,500,000           3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                         8,000,000           8,127,199
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                          3,050,000           3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                              3,000,000           3,084,480
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                                      3,250,000           3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                              4,250,000           4,555,703
  6.625% 12/1/24                                                                                    4,500,000           4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                               2,000,000           2,089,520
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                             4,000,000           4,145,760
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                               3,500,000           3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                         5,000,000           5,190,600
                                                                                                              -------------------
                                                                                                                       45,973,855
                                                                                                              -------------------

Miscellaneous Revenue Bonds                                                           1.29%
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                                      1,500,000           1,508,235
  5.125% 1/1/37                                                                                     1,500,000           1,513,740
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                                       0                   0
Oregon State Department of Administrative Services Lottery Revenue
  Refunding Series A 5.00% 4/1/18 (FSA)                                                                     0                   0
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                              2,000,000           2,326,240
                                                                                                              -------------------
                                                                                                                        5,348,215
                                                                                                              -------------------

Multifamily Housing Revenue Bonds                                                     1.05%
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                        1,455,000           1,545,254
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                                     1,300,000           1,330,758
Oregon Health, Housing, Educational, & Cultural Facilities Authority
  (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                                     0                   0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                         1,500,000           1,547,415
                                                                                                              -------------------
                                                                                                                        4,423,427
                                                                                                              -------------------

Municipal Lease Revenue Bonds                                                         4.99%
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                   5,000,000           5,618,500
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                                       2,750,000           2,972,035
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue
  Series A 5.00% 6/1/45 (AMBAC)                                                                    10,000,000          10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                 350,000             333,907
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                                     1,000,000           1,061,860
  5.50% 12/1/24                                                                                       980,000           1,047,973
  5.625% 12/1/28                                                                                    2,930,000           3,146,498
Oregon State Department of Administrative Services Certificates of
  Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                                               0                   0
  Series C 5.25% 11/1/15 (MBIA)                                                                             0                   0
                                                                                                              -------------------
                                                                                                                       24,615,373
                                                                                                              -------------------

Political Subdivision General Obligation Bonds                                        0.45%
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                              0                   0
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                          0                   0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                             0                   0
                                                                                                              -------------------
                                                                                                                                -
                                                                                                              -------------------

§Pre-Refunded Bonds - 12.21%                                                       10.53%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                                         0                   0
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                           1,000,000           1,023,420
Deschutes County Administrative School District #1 Series A
  5.125% 6/15/21-11 (FSA)                                                                                   0                   0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                                   7,500,000           8,519,850
  5.625% 6/1/38-13                                                                                  7,500,000           8,583,074
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                                     0                   0
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                                    0                   0
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                                     0                   0
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                                  8,130,000           8,161,544
  8.125% 10/1/21-05                                                                                 4,000,000           4,097,200
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                                 2,070,000           2,337,527
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                       0                   0
New York City, New York Series H 6.125% 8/1/25-07                                                     755,000             808,401
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                                       0                   0
Oregon State Department of Administrative Services Certificates of
  Participation Series A 5.80% 5/1/24-07 (AMBAC)                                                            0                   0
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                             4,000,000           4,623,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                          0                   0
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                                  3,495,000           3,849,288
  5.375% 7/1/21-07 (MBIA)                                                                              50,000              52,954
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                                         0                   0
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                                  1,000,000           1,051,950
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                               835,000             948,877
                                                                                                              -------------------
                                                                                                                       44,057,845
                                                                                                              -------------------

Public Power Revenue Bonds                                                            3.06%
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                             15,000,000          16,107,450
                                                                                                              -------------------
                                                                                                                       16,107,450
                                                                                                              -------------------

Public Utility District Revenue Bonds                                                 3.17%
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                 5,000,000           5,333,950
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                             0                   0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                    10,000,000          10,531,300
                                                                                                              -------------------
                                                                                                                       15,865,250
                                                                                                              -------------------

School District General Obligation Bonds                                              1.45%
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                                   0                   0
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                                   0                   0
Clackamas County School District #12 (North Clackamas)
  5.00% 6/15/16 (FSA)                                                                                       0                   0
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                                 0                   0
Lane County School District #19 Springfield Refunding
  6.00% 10/15/14 (FGIC)
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                                     2,160,000           2,382,286
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                         0                   0
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                                      0                   0
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                             0                   0
                                                                                                              -------------------
                                                                                                                        2,382,286
                                                                                                              -------------------

Single Family Housing Revenue Bonds                                                   0.43%
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                        310,000             313,896
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                                  265,000             275,873
Oregon State Housing & Community Services Department Mortgage
  Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                                       0                   0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                     215,000             215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                          20,000              20,431
                                                                                                              -------------------
                                                                                                                          826,058
                                                                                                              -------------------

Tax Increment / Special Assessment Bonds                                              0.44%
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                  1,000,000           1,074,170
Portland River District Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.00% 6/15/23 (AMBAC)                                                                   0                   0
Portland, Oregon Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.25% 6/15/20 (FGIC)                                                                    0                   0
                                                                                                              -------------------
                                                                                                                        1,074,170
                                                                                                              -------------------

Territorial General Obligation Bonds                                                  1.80%
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                               8,000,000           9,485,520
                                                                                                              -------------------
                                                                                                                        9,485,520
                                                                                                              -------------------

Territorial Revenue Bonds                                                             9.77%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series G 5.00% 7/1/42                                                                             6,750,000           7,063,335
  Series J 5.50% 7/1/22                                                                                     0                   0
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                                   1,000,000           1,056,880
^Puerto Rico Commonwealth Infrarastructure Financing Authority
  Series A 0.00% 7/1/30 (FGIC)                                                                              0                   0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                             8,000,000           8,436,240
Puerto Rico Commonwealth Public Improvement (Unrefunded
  Balance) 5.125% 7/1/30 (FSA)                                                                              0                   0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                  6,880,000           7,209,483
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                            6,000,000           6,448,980
  Series NN 5.125% 7/1/29                                                                                   0                   0
  Series PP 5.00% 7/1/25 (FGIC)                                                                             0                   0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                     1,240,000           1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                               1,200,000           1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                            12,000,000          12,948,720
  Series J 5.00% 7/1/36 (AMBAC)                                                                             0                   0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                              510,000             526,422
                                                                                                              -------------------
                                                                                                                       46,179,351
                                                                                                              -------------------

Turnpike / Toll Road Revenue Bonds                                                    1.74%
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                              5,000,000           6,012,350
  5.50% 2/15/26 (FGIC)                                                                              2,590,000           3,135,325
                                                                                                              -------------------
                                                                                                                        9,147,675
                                                                                                              -------------------

Water & Sewer Revenue Bonds                                                           3.84%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                          3,375,000           3,692,216
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                                     12,125,000          12,927,432
Portland Sewer Systems Revenue (Second Lien) Series A
  5.00% 6/1/23 (FSA)                                                                                        0                   0
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                  2,890,000           3,249,892
                                                                                                                       19,869,540
                                                                                                              -------------------
Total Municipal Bonds                                                                                                 459,307,931
                                                                                                              -------------------

Short-Term Investments                                                                4.20%
Money Market Instruments                                                              0.31%
Dreyfus Tax-Exempt Cash Management Fund                                                                     0                   0
                                                                                                              -------------------
                                                                                                                                -
                                                                                                              -------------------

oVariable Rate Demand Notes                                                           3.89%
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                                6,000,000           6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                               4,400,000           4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                 9,000,000           9,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
  Project) 2.40% 12/1/11 UBC                                                                                0                   0
                                                                                                              -------------------
                                                                                                                       19,400,000
                                                                                                              -------------------
Total Short Term Investments                                                                                           19,400,000
                                                                                                              -------------------

                                                                                                              -------------------
Total Investments at Market                                                         100.00%                           478,707,931
                                                                                                              -------------------

Total Investments at Cost                                                                                             441,884,365
                                                                                                              -------------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                Delaware Tax-Free Oregon Insured Fund
                                                                                       Par           Market Value
                                                                               -------------------------------------
                                                                               -------------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%                          $0                $0
  4/1/25 (AMT)
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
  Corp.) 7.35% 12/1/11                                                                           0                 0
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                         0                 0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                                    0                 0
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                      0                 0
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                                     0                 0
Portland Airport Revenue (Portland International Airport) Series 11
  5.625% 7/1/26 (FGIC)(AMT)                                                              1,500,000         1,555,335
                                                                                                  ------------------
                                                                                                           1,555,335
                                                                                                  ------------------

City General Obligation Bonds
New York City, New York
  Series H 6.125% 8/1/25                                                                         0                 0
  Series I 5.125% 3/1/23                                                                         0                 0
  Series J 5.25% 6/1/28                                                                          0                 0
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                          0                 0
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                         0                 0
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                       0                 0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                           0                 0
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                                     0                 0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                  0                 0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                             0                 0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                             0                 0
Phenix City, Alabama Industrial Development Board Environmental Improvement
  Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                       0                 0
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
  6.25% 11/15/13                                                                                 0                 0
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95%
  11/15/25 (AMT)                                                                                 0                 0
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
  Cross County Project) Series B 5.00% 10/1/32 (FSA)                                             0                 0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                                  0                 0
New Jersey Economic Development Authority (Cigarette Tax)
  5.75% 6/15/34                                                                                  0                 0
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                     0                 0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                        0                 0
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------

Escrowed to Maturity Bonds
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                          0                 0
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                            0                 0
  5.50% 1/1/15 (FGIC)                                                                            0                 0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                            0                 0
Umatilla County Hospital Facility Authority Revenue (Catholic Health
  Initiatives) Series A 5.50% 3/1/32                                                     1,000,000         1,108,190
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                           0                 0
                                                                                                  ------------------
                                                                                                           1,108,190
                                                                                                  ------------------

Higher Education Revenue Bonds
Chattanooga Tennessee Health Educational & Housing Facilities
  Board Revenue Series A 5.125% 10/1/35                                                          0                 0
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                                   0                 0
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                            0                 0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                                  0                 0
  6.125% 10/1/29                                                                                 0                 0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                           0                 0
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                              0                 0
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                                 0                 0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                                  0                 0
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                    2,000,000         2,112,260
  ^5.50% 7/1/21 (MBIA)                                                                   2,000,000         1,016,560
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A 5.45% 10/1/32                             1,000,000         1,034,890
  (College Independent Student Housing Project)
  Series A 5.25% 7/1/30 (XLCA)                                                             630,000           685,717
  (Linfield College Project) Series A 5.00% 10/1/30                                        600,000           618,924
  (Willamette University Project) Series A
  5.00% 10/1/34 (FGIC)                                                                   1,000,000         1,067,260
  5.125% 10/1/25 (FGIC)                                                                    500,000           547,935
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                            0                 0
                                                                                                  ------------------
                                                                                                           7,083,546
                                                                                                  ------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                         0                 0
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                          0                 0
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                                  0                 0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                          0                 0
Deschutes County Hospital Facilities Authority Hospital Revenue
  (Cascade Health Services) 5.60% 1/1/32                                                 1,250,000         1,335,825
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                          0                 0
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                           0                 0
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                      0                 0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                              0                 0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                                     0                 0
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                       0                 0
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                         0                 0
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                               0                 0
  (Trinity Health Credit) Series C 5.375% 12/1/30                                                0                 0
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                 500,000           546,395
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                             0                 0
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                              0                 0
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                        0                 0
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                            0                 0
                                                                                                  ------------------
                                                                                                           1,882,220
                                                                                                  ------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                           0                 0
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                      0                 0
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                       0                 0
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                           0                 0
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                                   0                 0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                           0                 0
  6.625% 12/1/24                                                                                 0                 0
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                      600,000           626,856
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                          0                 0
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                            0                 0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                      0                 0
                                                                                                  ------------------
                                                                                                             626,856
                                                                                                  ------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                                   0                 0
  5.125% 1/1/37                                                                                  0                 0
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                      800,000           884,576
Oregon State Department of Administrative Services Lottery Revenue
  Refunding Series A 5.00% 4/1/18 (FSA)                                                    500,000           545,300
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                           0                 0
                                                                                                  ------------------
                                                                                                           1,429,876
                                                                                                  ------------------

Multifamily Housing Revenue Bonds
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                     0                 0
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                                  0                 0
Oregon Health, Housing, Educational, & Cultural Facilities Authority
  (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                  1,095,000         1,102,566
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                      0                 0
                                                                                                  ------------------
                                                                                                           1,102,566
                                                                                                  ------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                0                 0
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                                    0                 0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue
  Series A 5.00% 6/1/45 (AMBAC)                                                                  0                 0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                            0                 0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                                  0                 0
  5.50% 12/1/24                                                                                  0                 0
  5.625% 12/1/28                                                                                 0                 0
Oregon State Department of Administrative Services Certificates of
  Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                              500,000           532,915
  Series C 5.25% 11/1/15 (MBIA)                                                          1,000,000         1,097,910
                                                                                                  ------------------
                                                                                                           1,630,825
                                                                                                  ------------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                             500,000           545,790
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                       1,100,000         1,176,868
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                            620,000           662,123
                                                                                                  ------------------
                                                                                                           2,384,781
                                                                                                  ------------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                      1,500,000         1,533,405
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                        0                 0
Deschutes County Administrative School District #1 Series A
  5.125% 6/15/21-11 (FSA)                                                                1,000,000         1,097,560
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                                0                 0
  5.625% 6/1/38-13                                                                               0                 0
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                  1,175,000         1,282,583
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                 2,000,000         2,295,361
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                    500,000           504,465
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                               0                 0
  8.125% 10/1/21-05                                                                              0                 0
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                              0                 0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                      500,000           503,410
New York City, New York Series H 6.125% 8/1/25-07                                                0                 0
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                    1,000,000         1,022,180
Oregon State Department of Administrative Services Certificates of
  Participation Series A 5.80% 5/1/24-07 (AMBAC)                                         1,000,000         1,056,300
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                          0                 0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                         920,000         1,013,260
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                               0                 0
  5.375% 7/1/21-07 (MBIA)                                                                        0                 0
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                      1,000,000         1,020,980
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                               0                 0
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                          0                 0
                                                                                                  ------------------
                                                                                                          11,329,504
                                                                                                  ------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                           0                 0
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                              0                 0
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                            750,000           825,420
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                  0                 0
                                                                                                  ------------------
                                                                                                             825,420
                                                                                                  ------------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                1,000,000         1,076,020
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                  500,000           541,615
Clackamas County School District #12 (North Clackamas)
  5.00% 6/15/16 (FSA)                                                                    1,000,000         1,118,980
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                500,000           537,745
Lane County School District #19 Springfield Refunding
  6.00% 10/15/14 (FGIC)                                                                    500,000           595,280
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                                  0                 0
Lincoln County School District 5.25% 6/15/12 (FGIC)                                        700,000           750,246
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                     500,000           543,865
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)            200,000            95,202
                                                                                                  ------------------
                                                                                                           5,258,953
                                                                                                  ------------------

Single Family Housing Revenue Bonds
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                   0                 0
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                             0                 0
Oregon State Housing & Community Services Department Mortgage
  Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                    1,365,000         1,410,031
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                0                 0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                    0                 0
                                                                                                  ------------------
                                                                                                           1,410,031
                                                                                                  ------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                               0                 0
Portland River District Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.00% 6/15/23 (AMBAC)                                                  250,000           267,870
Portland, Oregon Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.25% 6/15/20 (FGIC)                                                   890,000           991,923
                                                                                                  ------------------
                                                                                                           1,259,793
                                                                                                  ------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                            0                 0
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series G 5.00% 7/1/42                                                                          0                 0
  Series J 5.50% 7/1/22                                                                    400,000           445,516
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                                0                 0
^Puerto Rico Commonwealth Infrarastructure Financing Authority
  Series A 0.00% 7/1/30 (FGIC)                                                           1,000,000           332,620
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                          0                 0
Puerto Rico Commonwealth Public Improvement (Unrefunded
  Balance) 5.125% 7/1/30 (FSA)                                                             580,000           623,923
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                               0                 0
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                         0                 0
  Series NN 5.125% 7/1/29                                                                1,000,000         1,075,310
  Series PP 5.00% 7/1/25 (FGIC)                                                          1,500,000         1,607,295
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                  0                 0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                            0                 0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                          0                 0
  Series J 5.00% 7/1/36 (AMBAC)                                                          1,000,000         1,095,190
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                         0                 0
                                                                                                  ------------------
                                                                                                           5,179,854
                                                                                                  ------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                           0                 0
  5.50% 2/15/26 (FGIC)                                                                           0                 0
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                       0                 0
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                                   0                 0
Portland Sewer Systems Revenue (Second Lien) Series A
  5.00% 6/1/23 (FSA)                                                                       325,000           348,134
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                               0                 0
                                                                                                             348,134
                                                                                                  ------------------
Total Municipal Bonds                                                                                     44,415,884
                                                                                                  ------------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                  1,645,048         1,645,048
                                                                                                  ------------------
                                                                                                           1,645,048
                                                                                                  ------------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                             0                 0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                            0                 0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                              0                 0
Portland, Oregon Multi-Family Housing Revenue (South Park Block
  Project) 2.40% 12/1/11 UBC                                                             1,050,000         1,050,000
                                                                                                  ------------------
                                                                                                           1,050,000
                                                                                                  ------------------
Total Short Term Investments                                                                               2,695,048
                                                                                                  ------------------

                                                                                                  ------------------
Total Investments at Market                                                                               47,110,932
                                                                                                  ------------------

Total Investments at Cost                                                                               $ 44,393,036
                                                                                                  ------------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                       Delaware Tax-Free USA Fund
                                                                                           Pro Forma Combined
                                                                                     Par/Shares         Market Value
                                                                               -----------------------------------------
                                                                               -----------------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%                    $1,300,000          $1,187,862
  4/1/25 (AMT)
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
  Corp.) 7.35% 12/1/11                                                                     2,250,000           2,252,880
                                                                                                    --------------------
                                                                                                               3,440,742
                                                                                                    --------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                   2,500,000           2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                              2,395,000           2,431,931
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                  920,000             966,892
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                               2,000,000           2,087,100
Portland Airport Revenue (Portland International Airport) Series 11
  5.625% 7/1/26 (FGIC)(AMT)                                                                1,500,000           1,555,335
                                                                                                    --------------------
                                                                                                               9,583,458
                                                                                                    --------------------

City General Obligation Bonds
New York City, New York
  Series H 6.125% 8/1/25                                                                   4,245,000           4,511,798
  Series I 5.125% 3/1/23                                                                   5,875,000           6,262,398
  Series J 5.25% 6/1/28                                                                    5,400,000           5,817,690
                                                                                                    --------------------
                                                                                                              16,591,886
                                                                                                    --------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                    3,000,000           3,148,440
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                   1,777,611           1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                 1,000,000           1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                     2,000,000           2,172,740
                                                                                                    --------------------
                                                                                                               8,155,709
                                                                                                    --------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                               2,000,000           2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                            1,695,000           1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                         800,000             228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                       2,000,000           2,120,260
Phenix City, Alabama Industrial Development Board Environmental Improvement
  Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                 3,000,000           3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
  6.25% 11/15/13                                                                           1,250,000           1,303,338
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95%
  11/15/25 (AMT)                                                                           5,000,000           5,299,800
                                                                                                    --------------------
                                                                                                              16,012,574
                                                                                                    --------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
  Cross County Project) Series B 5.00% 10/1/32 (FSA)                                       1,000,000           1,058,180
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                           10,000,000          10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
  5.75% 6/15/34                                                                            2,000,000           2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31               5,000,000           5,267,150
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                  1,000,000           1,019,300
                                                                                                    --------------------
                                                                                                              20,213,290
                                                                                                    --------------------

Escrowed to Maturity Bonds
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                    5,555,000           6,476,408
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                      5,000,000           5,715,200
  5.50% 1/1/15 (FGIC)                                                                      7,310,000           8,405,477
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                     13,535,000          16,953,399
Umatilla County Hospital Facility Authority Revenue (Catholic Health
  Initiatives) Series A 5.50% 3/1/32                                                       1,000,000           1,108,190
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                     2,200,000           2,833,490
                                                                                                    --------------------
                                                                                                              41,492,164
                                                                                                    --------------------

Higher Education Revenue Bonds
Chattanooga Tennessee Health Educational & Housing Facilities
  Board Revenue Series A 5.125% 10/1/35                                                    3,500,000           3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                             5,000,000           5,420,200
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                      1,125,000           1,192,601
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                            1,000,000           1,071,430
  6.125% 10/1/29                                                                           1,000,000           1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                     1,000,000           1,092,630
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                        3,070,000           3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                           2,085,000           2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                           20,000,000          23,918,200
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                      2,000,000           2,112,260
  ^5.50% 7/1/21 (MBIA)                                                                     2,000,000           1,016,560
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A 5.45% 10/1/32                               1,000,000           1,034,890
  (College Independent Student Housing Project)
  Series A 5.25% 7/1/30 (XLCA)                                                               630,000             685,717
  (Linfield College Project) Series A 5.00% 10/1/30                                          600,000             618,924
  (Willamette University Project) Series A
  5.00% 10/1/34 (FGIC)                                                                     1,000,000           1,067,260
  5.125% 10/1/25 (FGIC)                                                                      500,000             547,935
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                      1,000,000           1,060,090
                                                                                                    --------------------
                                                                                                              50,669,488
                                                                                                    --------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                   3,000,000           3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                    1,000,000           1,011,810
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                            1,000,000           1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                    7,500,000           8,064,300
Deschutes County Hospital Facilities Authority Hospital Revenue
  (Cascade Health Services) 5.60% 1/1/32                                                   1,250,000           1,335,825
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                    5,825,000           6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                     2,355,000           2,558,189
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                3,140,000           3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                        2,000,000           2,141,020
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                               1,500,000           1,558,530
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                 2,345,000           2,420,063
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                   3,500,000           3,718,925
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                         2,500,000           2,688,000
  (Trinity Health Credit) Series C 5.375% 12/1/30                                          6,000,000           6,380,400
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                 3,500,000           3,824,765
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                       2,500,000           2,584,600
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                        1,250,000           1,320,963
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                  1,750,000           1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                      4,000,000           4,198,840
                                                                                                    --------------------
                                                                                                              59,421,896
                                                                                                    --------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                     3,500,000           3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                8,000,000           8,127,199
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                 3,050,000           3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                     3,000,000           3,084,480
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                             3,250,000           3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                     4,250,000           4,555,703
  6.625% 12/1/24                                                                           4,500,000           4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                      2,600,000           2,716,376
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                    4,000,000           4,145,760
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                      3,500,000           3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                5,000,000           5,190,600
                                                                                                    --------------------
                                                                                                              46,600,711
                                                                                                    --------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                             1,500,000           1,508,235
  5.125% 1/1/37                                                                            1,500,000           1,513,740
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                        800,000             884,576
Oregon State Department of Administrative Services Lottery Revenue
  Refunding Series A 5.00% 4/1/18 (FSA)                                                      500,000             545,300
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                     2,000,000           2,326,240
                                                                                                    --------------------
                                                                                                               6,778,091
                                                                                                    --------------------

Multifamily Housing Revenue Bonds
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                               1,455,000           1,545,254
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                            1,300,000           1,330,758
Oregon Health, Housing, Educational, & Cultural Facilities Authority
  (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                    1,095,000           1,102,566
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                1,500,000           1,547,415
                                                                                                    --------------------
                                                                                                               5,525,993
                                                                                                    --------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                          5,000,000           5,618,500
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                              2,750,000           2,972,035
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue
  Series A 5.00% 6/1/45 (AMBAC)                                                           10,000,000          10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                        350,000             333,907
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                            1,000,000           1,061,860
  5.50% 12/1/24                                                                              980,000           1,047,973
  5.625% 12/1/28                                                                           2,930,000           3,146,498
Oregon State Department of Administrative Services Certificates of
  Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                                500,000             532,915
  Series C 5.25% 11/1/15 (MBIA)                                                            1,000,000           1,097,910
                                                                                                    --------------------
                                                                                                              26,246,198
                                                                                                    --------------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                               500,000             545,790
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                         1,100,000           1,176,868
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                              620,000             662,123
                                                                                                    --------------------
                                                                                                               2,384,781
                                                                                                    --------------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                        1,500,000           1,533,405
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                  1,000,000           1,023,420
Deschutes County Administrative School District #1 Series A
  5.125% 6/15/21-11 (FSA)                                                                  1,000,000           1,097,560
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                          7,500,000           8,519,850
  5.625% 6/1/38-13                                                                         7,500,000           8,583,074
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                    1,175,000           1,282,583
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                   2,000,000           2,295,361
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                      500,000             504,465
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                         8,130,000           8,161,544
  8.125% 10/1/21-05                                                                        4,000,000           4,097,200
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                        2,070,000           2,337,527
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                        500,000             503,410
New York City, New York Series H 6.125% 8/1/25-07                                            755,000             808,401
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                      1,000,000           1,022,180
Oregon State Department of Administrative Services Certificates of
  Participation Series A 5.80% 5/1/24-07 (AMBAC)                                           1,000,000           1,056,300
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                    4,000,000           4,623,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                           920,000           1,013,260
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                         3,495,000           3,849,288
  5.375% 7/1/21-07 (MBIA)                                                                     50,000              52,954
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                        1,000,000           1,020,980
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                         1,000,000           1,051,950
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                      835,000             948,877
                                                                                                    --------------------
                                                                                                              55,387,349
                                                                                                    --------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                    15,000,000          16,107,450
                                                                                                    --------------------
                                                                                                              16,107,450
                                                                                                    --------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                        5,000,000           5,333,950
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                              750,000             825,420
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                           10,000,000          10,531,300
                                                                                                    --------------------
                                                                                                              16,690,670
                                                                                                    --------------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                  1,000,000           1,076,020
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                    500,000             541,615
Clackamas County School District #12 (North Clackamas)
  5.00% 6/15/16 (FSA)                                                                      1,000,000           1,118,980
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                  500,000             537,745
Lane County School District #19 Springfield Refunding
  6.00% 10/15/14 (FGIC)                                                                      500,000             595,280
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                            2,160,000           2,382,286
Lincoln County School District 5.25% 6/15/12 (FGIC)                                          700,000             750,246
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                       500,000             543,865
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)              200,000              95,202
                                                                                                    --------------------
                                                                                                               7,641,239
                                                                                                    --------------------

Single Family Housing Revenue Bonds
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                               310,000             313,896
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                         265,000             275,873
Oregon State Housing & Community Services Department Mortgage
  Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                      1,365,000           1,410,031
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                            215,000             215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                 20,000              20,431
                                                                                                    --------------------
                                                                                                               2,236,089
                                                                                                    --------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                         1,000,000           1,074,170
Portland River District Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.00% 6/15/23 (AMBAC)                                                    250,000             267,870
Portland, Oregon Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.25% 6/15/20 (FGIC)                                                     890,000             991,923
                                                                                                    --------------------
                                                                                                               2,333,963
                                                                                                    --------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                      8,000,000           9,485,520
                                                                                                    --------------------
                                                                                                               9,485,520
                                                                                                    --------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series G 5.00% 7/1/42                                                                    6,750,000           7,063,335
  Series J 5.50% 7/1/22                                                                      400,000             445,516
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                          1,000,000           1,056,880
^Puerto Rico Commonwealth Infrarastructure Financing Authority
  Series A 0.00% 7/1/30 (FGIC)                                                             1,000,000             332,620
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                    8,000,000           8,436,240
Puerto Rico Commonwealth Public Improvement (Unrefunded
  Balance) 5.125% 7/1/30 (FSA)                                                               580,000             623,923
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                         6,880,000           7,209,483
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                   6,000,000           6,448,980
  Series NN 5.125% 7/1/29                                                                  1,000,000           1,075,310
  Series PP 5.00% 7/1/25 (FGIC)                                                            1,500,000           1,607,295
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                            1,240,000           1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                      1,200,000           1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                   12,000,000          12,948,720
  Series J 5.00% 7/1/36 (AMBAC)                                                            1,000,000           1,095,190
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                     510,000             526,422
                                                                                                    --------------------
                                                                                                              51,359,205
                                                                                                    --------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                     5,000,000           6,012,350
  5.50% 2/15/26 (FGIC)                                                                     2,590,000           3,135,325
                                                                                                    --------------------
                                                                                                               9,147,675
                                                                                                    --------------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                 3,375,000           3,692,216
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                            12,125,000          12,927,432
Portland Sewer Systems Revenue (Second Lien) Series A
  5.00% 6/1/23 (FSA)                                                                         325,000             348,134
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                         2,890,000           3,249,892
                                                                                                              20,217,674
                                                                                                    --------------------
Total Municipal Bonds                                                                                        503,723,815
                                                                                                    --------------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                    1,645,048           1,645,048
                                                                                                    --------------------
                                                                                                               1,645,048
                                                                                                    --------------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                       6,000,000           6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                      4,400,000           4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                        9,000,000           9,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
  Project) 2.40% 12/1/11 UBC                                                               1,050,000           1,050,000
                                                                                                    --------------------
                                                                                                              20,450,000
                                                                                                    --------------------
Total Short Term Investments                                                                                  22,095,048
                                                                                                    --------------------

                                                                                                    --------------------
Total Investments at Market                                                                                  525,818,863
                                                                                                    --------------------

Total Investments at Cost                                                                                  $ 486,277,401
                                                                                                    --------------------

----------------------------------------------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance
VA - Insured by the Veterans Administration

§  Pre-Refunded  Bonds are municipals that are generally  backed or secured by
     U.S.  Treasury  bonds.  For  Pre-Refunded  Bonds,  the stated  maturity  is followed by the year in which the bond is pre-refunded.

o    Variable  rate notes.  The interest rate shown is the rate as of August 31,
     2005.

&    An  inverse  floater  bond is a type  of bond  with  variable  or  floating interest rates that move in the opposite  direction of short-term  interest rates. Interest rate disclosed is in effect as of August 31, 2005.

‡   Non-income producing security. Security is currently in default.

(A) No adjustments  are shown to the unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment advisor of any of the Funds  from  buying or  selling  securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2005
(Unaudited)

                                                                                        Delaware Tax-Free
                                                        Delaware                            USA Fund
                                      Delaware Tax-     Tax-Free Oregon    Pro Forma        Pro Forma
                                      Free USA Fund     Insured Fund       Adjustments      Combined
                                     ----------------  -----------------   -----------  -----------------
Assets

Investments, at market value            $ 478,707,931       $ 47,110,932          $ -      $ 525,818,863
Cash                                        9,275,957              3,400                       9,279,357
Receivable for securities sold              2,667,450                  -                       2,667,450
Receivable for fund shares sold                84,296             15,837                         100,133
Interest receivable                         5,663,922            559,689                       6,223,611
                                     ----------------  -----------------   -----------  -----------------
     Total Assets                         496,399,556         47,689,858            -        544,089,414
                                     ----------------  -----------------   -----------  -----------------

Liabilities

Accrued expenses and other
  liabilities                               1,384,449            110,197                       1,494,646
Payable for securities purchased           18,563,400                 -                       18,563,400
Payable for fund shares purchased                                  5,281                           5,281
Transaction costs payable                          -                  -          9,760 *           9,760
                                     ----------------  -----------------   -----------  -----------------
     Total Liabilities                     19,947,849            115,478         9,760        20,073,087
                                     ----------------  -----------------   -----------  -----------------
Net Assets                              $ 476,451,707       $ 47,574,380      $ (9,760)    $ 524,016,327
                                     ================  =================   ===========  =================

Investment at Cost                      $ 441,884,365       $ 44,393,036          $ -      $ 486,277,401

Analysis of Net Assets

Accumulated paid in capital             $ 447,927,164       $ 45,032,032          $ -      $ 492,959,196
Distributions in excess of net
  investment income                           (12,071)                 -        (9,760)*         (21,831)
Accumulated net realized gain
  (loss) on investments                    (8,286,952)          (175,548)                     (8,462,500)
Unrealized appreciation of
  investments                              36,823,566          2,717,896                      39,541,462
                                     ----------------  -----------------                -----------------
Net Assets                              $ 476,451,707       $ 47,574,380      $ (9,760)    $ 524,016,327
                                     ================  =================   ===========  =================

* Adjustment reflects the costs of the transaction to be incurred by the funds.

Shares Outstanding                         40,516,197          4,464,316      (418,149)       44,562,364

Retail Class A Shares                      38,605,351          3,194,497      (300,380)       41,499,468
Retail Class B Shares                       1,403,728            646,429       (60,482)        1,989,675
Retail Class C Shares                         507,118            623,390       (57,287)        1,073,221
                                                                              (418,149)
Net Assets:

Retail Class A Shares                   $ 453,981,230       $ 34,028,754       ($8,140)    $ 488,001,844
Retail Class B Shares                      16,506,985          6,889,418         ($876)       23,395,527
Retail Class C Shares                       5,963,492          6,656,208         ($744)       12,618,956

Net asset value per share:

Retail Class A Shares                          $11.76             $10.65                          $11.76
Retail Class B Shares                          $11.76             $10.66                          $11.76
Retail Class C Shares                          $11.76             $10.68                          $11.76

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2005
(Unaudited)

                                                                                        Delaware Tax-Free
                                                        Delaware                            USA Fund
                                      Delaware Tax-     Tax-Free Oregon    Pro Forma        Pro Forma
                                      Free USA Fund     Insured Fund       Adjustments      Combined
                                     ----------------  -----------------   -----------  -----------------
Investment Income
  Interest income                        $ 25,231,691        $ 2,184,541          $ -       $ 27,416,232
                                      ---------------   ----------------   -----------  ----------------

Expenses
  Management fees                           2,621,345            226,722        18,338 (A)     2,866,405
  Distribution expenses - Class A           1,229,782             79,429                       1,309,211
  Distribution expenses - Class B             189,661             70,849                         260,510
  Distribution expenses - Class C              58,662             65,012                         123,674
  Dividend disbursing and transfer
   agent fees and expenses                    307,953             27,334                         335,287
  Accounting and administration
   expenses                                   165,019             15,712                         180,731
  Reports and statements to
   shareholders                                61,001              7,881        (6,750)(B)        62,132
  Legal and professional fees                  72,803             20,398       (11,500)(B)        81,701
  Registration fees                            55,087              1,417        (1,417)(B)        55,087
  Insurance fees                               30,506              3,188                          33,694
  Trustees' fees                               24,809              2,240                          27,049
  Custodian fees                               17,682              3,083        (1,988)(B)        18,777
  Pricing fees                                  4,179              3,037        (3,037)(B)         4,179
  Taxes (other than taxes on
   income)                                      2,785                 89                           2,874
  Other                                        17,445                857                          18,302
                                      ---------------   ----------------   -----------  ----------------
                                            4,858,719            527,248        (6,354)        5,379,613
  Less expenses absorbed or waived           (375,304)           (38,527)      (40,124)(C)      (453,955)
  Less waived distribution
   expenses - Class A                        (194,110)                 -                        (194,110)
  Less expenses paid indirectly               (12,079)              (130)          130 (B)       (12,079)
                                      ---------------   ----------------   -----------  ----------------
  Total expenses                            4,277,226            488,591       (46,348)        4,719,469
                                      ---------------   ----------------   -----------  ----------------

Net Investment Income                      20,954,465          1,695,950        46,348        22,696,763
                                      ---------------   ----------------   -----------  ----------------

Net Realized and Unrealized Gain/(Loss) on Investments:

  Net realized gain on investments          2,541,488            106,456            -          2,647,944
  Change in unrealized appreciation
   /(depreciation) of investments           9,862,168            366,029            -         10,228,197
                                      ---------------   ----------------   -----------  ----------------
Net Realized and Unrealized Gain
  on Investments                           12,403,656            472,485            -         12,876,141

Change in Net Assets Resulting
  from Operations                        $ 33,358,121        $ 2,168,435      $ 46,348      $ 35,572,904
                                      ===============   ================   ===========  ================

(A) Increase to reflect higher management fee for the surviving fund.
(B) Decrease to reflect appropriate expense levels by merging the funds.
(C) Increase to reflect appropriate expense levels by merging the funds.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers three series: Delaware Tax-Free Insured Fund, Delaware Tax-Free
USA Fund and Delaware Tax-Free USA Intermediate Fund. These financial statements and related  notes pertain to the Delaware  Tax-Free USA Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C shares.  Class A shares are sold with a front-end  sales charge of up to 4.50%. Class B shares are sold with a contingent  deferred sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt for federal income tax as is available from municipal  obligations as is consistent with prudent investment management and preservation of capital.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Tax-Free Oregon Insured Fund by Delaware
Tax-Free  USA Fund,  as if such  acquisition  had taken place as of September 1,
2004.

Under the  terms of the Plan of  Reorganization,  the  combination  of  Delaware
Tax-Free  Oregon  Insured Fund and Delaware  Tax-Free USA Fund will be accounted for by a method of accounting for tax-free mergers of investment companies.  The acquisition  would  be  accomplished  by an  acquisition  of the net  assets  of
Delaware  Tax-Free  Oregon  Insured  Fund in exchange for shares of the Delaware
Tax-Free USA Fund at net asset value.  The  statement of assets and  liabilities and the related statement of operations of Delaware Tax-Free Oregon Insured Fund and  Delaware  Tax-Free  USA Fund have been  combined  as of and for the  twelve months ended August 31, 2005.

The  accompanying pro forma financial  statements  should be read in conjunction with the  financial  statements  of Delaware  Tax-Free  Insured  Fund,  Delaware
Tax-Free  Missouri  Insured  Fund,  Delaware  Tax-Free  Oregon  Insured Fund and
Delaware  Tax-Free  USA Fund  included in their  annual  report dated August 31,
2005.

The following notes refer to the accompanying pro forma financial  statements as if the above-mentioned  acquisition of Delaware Tax-Free Oregon Insured Fund and
Delaware Tax-Free USA Fund had taken place as of September 1, 2004.

2.  Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive  earnings  credits from its  custodian  when  positive cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended August 31, 2005 were approximately  $12,079.
The  expenses  paid under the above  arrangement  is included in the  "custodian fees"  expense  caption on the Statement of  Operations  with the  corresponding expense offset shown as "expenses paid indirectly."

3.  Investment Management, Administration Agreements and Other Transactions with
Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, and extraordinary  expenses,  do not exceed 0.62% of average daily net assets of the Fund for at least one year after the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  Effective May
19, 2005,  each Fund pays DSC a monthly fee computed at the annual rate of 0.04%
of each  Fund's  average  daily net assets  for  accounting  and  administration services.  Prior to May 19,  2005,  the Fund  paid DSC a  monthly  fee  based on average net assets subject to certain minimums for accounting and administration services.  The Fund paid DSC a monthly  fee based on the  number of  shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% and 1.00% of the average daily  net  assets  of the  Class B and C shares  for all  Funds.  The  Board of
Trustees  has  adopted a formula  for  calculating  12b-1  plan fees for Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by
Class A  shareholders  of the Fund will be the sum of 0.10% of the average daily net assets  representing  shares  that were  acquired  prior to June 1, 1992 and
0.30%, waived to 0.25%, of the average daily net assets representing shares that were  acquired  on or after June 1, 1992.  The  contractual  12b-1 fee waiver of
0.25% of  average  daily net assets is applied to the Class A shares of the Fund acquired on or after June 1, 1992 in calculating the applicable  12b-1 fee rate.
All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described  above.  DDLP has contracted to waive  distribution  and  service  fees  through  December  31, 2006 in order to prevent  distribution  and service fees of Class A from  exceeding  0.25% of the average daily net assets.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

4.  Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $177,300,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2005, or at any time during the period.

5.  Credit and Market Risks
The Fund concentrates  it's investments in securities issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Statements of Net Assets.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At
August 31, 2005,  there were no Rule 144A securities and no securities have been
determined  to  be  illiquid  under  the  Funds'  liquidity  procedures.   While
maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining  whether individual  securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

6.  Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current refunding".  "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from  Moody's,  S&P,  and/or Fitch due to the strong  credit  quality of the escrow  securities and the irrevocable  nature of the escrow deposit  agreement.
Tax Free Insured Funds will  purchase  escrow  secured bonds without  additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

7.  Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                % of Total
                                                                                Investments
                                                                                (Pro Forma        Delaware Tax-Free USA Fund
                                                                                 Combined)         Par            Market Value
                                                                                ----------- --------------------------------------
                                                                                ----------- --------------------------------------

Municipal Bonds                                                                      96.13%
Airline Revenue Bonds                                                                 0.65%
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
  4/1/25 (AMT)                                                                                     $1,300,000         $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                             2,250,000          2,252,880
                                                                                                              ------------------
                                                                                                                       3,440,742
                                                                                                              ------------------

Airport Revenue Bonds                                                                 1.86%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                            2,500,000          2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                                       2,395,000          2,431,931
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                           920,000            966,892
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                                        2,000,000          2,087,100
St. Louis Airport (Capital Improvement Project) Series A
  5.375% 7/1/21 (MBIA)                                                                                      0                  0
                                                                                                              ------------------
                                                                                                                       8,028,123
                                                                                                              ------------------

City General Obligation Bonds                                                         3.35%
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                                   0                  0
New York City, New York
  Series H 6.125% 8/1/25                                                                            4,245,000          4,511,798
  Series I 5.125% 3/1/23                                                                            5,875,000          6,262,398
  Series J 5.25% 6/1/28                                                                             5,400,000          5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                           0                  0
                                                                                                              ------------------
                                                                                                                      16,591,886
                                                                                                              ------------------

Continuing Care/Retirement Revenue Bonds                                              1.54%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                             3,000,000          3,148,440
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                            1,777,611          1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                          1,000,000          1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                              2,000,000          2,172,740
                                                                                                              ------------------
                                                                                                                       8,155,709
                                                                                                              ------------------

Corporate-Backed Revenue Bonds                                                        3.23%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                                        2,000,000          2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                     1,695,000          1,721,086
§Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                                  800,000            228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                                2,000,000          2,120,260
Missouri State Development Finance Board Infrastructure Facilities
  (Triumph Foods Project) Series A 5.25% 3/1/25                                                             0                  0
Phenix City, Alabama Industrial Development Board Environmental Improvement
  Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                          3,000,000          3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25% 11/15/13                     1,250,000          1,303,338
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                       5,000,000          5,299,800
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                                        0                  0
                                                                                                              ------------------
                                                                                                                      16,012,574
                                                                                                              ------------------

Dedicated Tax & Fees Revenue Bonds                                                    4.22%
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
  Cross County Project) Series B 5.00% 10/1/32 (FSA)                                                1,000,000          1,058,180
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                                      0                  0
Massachusetts School Building Authority (Ax Revser) Series A 5.00% 8/15/30 (FSA)                   10,000,000         10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
  5.75% 6/15/34                                                                                     2,000,000          2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                        5,000,000          5,267,150
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                           1,000,000          1,019,300
                                                                                                              ------------------
                                                                                                                      20,213,290
                                                                                                              ------------------

Escrowed to Maturity Bonds                                                            7.96%
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                      0                  0
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  (Private Mortgage Insurance) 6.10% 3/1/16                                                                 0                  0
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                                                       0                  0
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                             5,555,000          6,476,408
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                               5,000,000          5,715,200
  5.50% 1/1/15 (FGIC)                                                                               7,310,000          8,405,477
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                              13,535,000         16,953,399
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                              2,200,000          2,833,490
                                                                                                              ------------------
                                                                                                                      40,383,974
                                                                                                              ------------------

Higher Education Revenue Bonds                                                        8.44%
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                            3,500,000          3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                                      5,000,000          5,420,200
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                               1,125,000          1,192,601
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                                     1,000,000          1,071,430
  6.125% 10/1/29                                                                                    1,000,000          1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                              1,000,000          1,092,630
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                    0                  0
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                                 3,070,000          3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                                    2,085,000          2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                                    20,000,000         23,918,200
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                               1,000,000          1,060,090
                                                                                                              ------------------
                                                                                                                      43,585,942
                                                                                                              ------------------

Hospital Revenue Bonds                                                               12.03%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                            3,000,000          3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                             1,000,000          1,011,810
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                         0                  0
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                                        0                  0
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                                     1,000,000          1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                             7,500,000          8,064,300
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                             5,825,000          6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                              2,355,000          2,558,189
Hannibal Industrial Development Authority Health Facilities Revenue
  Refunding (Hannibal Regional Hospital) Series A
  5.625% 3/1/12 (FSA)                                                                                       0                  0
  5.75% 3/1/22 (FSA)                                                                                        0                  0
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                         3,140,000          3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                                 2,000,000          2,141,020
Joplin Industrial Development Authority Health Facilities Revenue
  (Freeman Health System Project)
  5.375% 2/15/35                                                                                            0                  0
  5.75% 2/15/35                                                                                             0                  0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                                        1,500,000          1,558,530
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                          2,345,000          2,420,063
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                            3,500,000          3,718,925
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                  2,500,000          2,688,000
  (Trinity Health Credit) Series C 5.375% 12/1/30                                                   6,000,000          6,380,400
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                                                       0                  0
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                           0                  0
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                          3,000,000          3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                                2,500,000          2,584,600
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                                 1,250,000          1,320,963
North Kansas City Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                                      0                  0
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                           1,750,000          1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                               4,000,000          4,198,840
                                                                                                              ------------------
                                                                                                                      57,539,676
                                                                                                              ------------------

Investor Owned Utilities Revenue Bonds                                                9.12%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                              3,500,000          3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                         8,000,000          8,127,199
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                          3,050,000          3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                              3,000,000          3,084,480
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph Light &
  Power Company Project) 5.85% 2/1/13 (AMBAC)                                                               0                  0
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                                      3,250,000          3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                              4,250,000          4,555,703
  6.625% 12/1/24                                                                                    4,500,000          4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                               2,000,000          2,089,520
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                             4,000,000          4,145,760
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                               3,500,000          3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                         5,000,000          5,190,600
                                                                                                              ------------------
                                                                                                                      45,973,855
                                                                                                              ------------------

Miscellaneous Revenue Bonds                                                           1.21%
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                                      1,500,000          1,508,235
  5.125% 1/1/37                                                                                     1,500,000          1,513,740
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control  Revenue Unrefunded Balance (State
  Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                                       0                  0
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                              2,000,000          2,326,240
                                                                                                              ------------------
                                                                                                                       5,348,215
                                                                                                              ------------------

Multifamily Housing Revenue Bonds                                                     1.42%
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                        1,455,000          1,545,254
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                                    0                  0
  San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                                 0                  0
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                                     1,300,000          1,330,758
St. Louis County Industrial Development Authority Housing
  Development Revenue Refunding Sub (Southfield & Oak Forest
  Apartment-A) 5.20% 1/20/36 (GNMA)                                                                         0                  0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                         1,500,000          1,547,415
                                                                                                              ------------------
                                                                                                                       4,423,427
                                                                                                              ------------------

Municipal Lease Revenue Bonds                                                         6.03%
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                   5,000,000          5,618,500
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                                       2,750,000          2,972,035
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                                            0                  0
  Series A 5.00% 6/1/45 (AMBAC)                                                                    10,000,000         10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                 350,000            333,907
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                                     1,000,000          1,061,860
  5.50% 12/1/24                                                                                       980,000          1,047,973
  5.625% 12/1/28                                                                                    2,930,000          3,146,498
Missouri State Development Finance Board Infrastructure Facilities Revenue
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                                         0                  0
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                                   0                  0
St. Charles County Public Water Supply District #2 Certificate of
  Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                                             0                  0
  Series B 5.10% 12/1/25 (MBIA)                                                                             0                  0
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                                          0                  0
^St. Louis Industrial Development Authority Leasehold Revenue
  (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                                           0                  0
                                                                                                              ------------------
                                                                                                                      24,615,373
                                                                                                              ------------------

Political Subdivision General Obligation Bonds                                        0.20%
Taney County Reorganization School District R-V Hollister School
  District 5.00% 3/1/22 (FSA)                                                                               0                  0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                             0                  0
                                                                                                              ------------------
                                                                                                                              -
                                                                                                              ------------------

§Pre-Refunded Bonds - 12.21%                                                        9.46%
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                           1,000,000          1,023,420
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                                   7,500,000          8,519,850
  5.625% 6/1/38-13                                                                                  7,500,000          8,583,074
Kansas City Land Clearance Redevelopment Authority Lease
  Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                                0                  0
Liberty Sewer System Revenue
  6.15% 2/1/15-09 (MBIA)                                                                                    0                  0
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                                  8,130,000          8,161,544
  8.125% 10/1/21-05                                                                                 4,000,000          4,097,200
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                                 2,070,000          2,337,527
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (Central Missouri State University Project)
  5.75% 10/1/25-05 (AMBAC)                                                                                  0                  0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                       0                  0
New York City, New York Series H 6.125% 8/1/25-07                                                     755,000            808,401
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                             4,000,000          4,623,760
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                                  3,495,000          3,849,288
  5.375% 7/1/21-07 (MBIA)                                                                              50,000             52,954
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                                  1,000,000          1,051,950
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                          0                  0
St. Louis Municipal Finance Corporation Leasehold Revenue
  Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                                       0                  0
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                               835,000            948,877
                                                                                                              ------------------
                                                                                                                      44,057,845
                                                                                                              ------------------

Public Power Revenue Bonds                                                            3.27%
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                             15,000,000         16,107,450
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                                     0                  0
                                                                                                              ------------------
                                                                                                                      16,107,450
                                                                                                              ------------------

Public Utility District Revenue Bonds                                                 3.00%
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                 5,000,000          5,333,950
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                    10,000,000         10,531,300
                                                                                                              ------------------
                                                                                                                      15,865,250
                                                                                                              ------------------

School District General Obligation Bonds                                              1.14%
Camdenton Reorganized School District R-III Camden County
  Refunding & Improvement 5.25% 3/1/24 (FSA)                                                                0                  0
Greene County Reorganization School District R8 (Direct Deposit
  Project) 5.10% 3/1/22 (FSA)                                                                               0                  0
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                                     2,160,000          2,382,286
^St. Charles County Francis Howell School District (Capital
  Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                                         0                  0
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                             0                  0
                                                                                                              ------------------
                                                                                                                       2,382,286
                                                                                                              ------------------

Single Family Housing Revenue Bonds                                                   0.33%
Missouri State Housing Development Commission Mortgage
  Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                                           0                  0
Missouri State Housing Development Commission Mortgage
  Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                                     0                  0
  Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                                     0                  0
  Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                                     0                  0
Missouri State Housing Development Commission Mortgage Revenue
  Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                                           0                  0
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                        310,000            313,896
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                                  265,000            275,873
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                     215,000            215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                          20,000             20,431
                                                                                                              ------------------
                                                                                                                         826,058
                                                                                                              ------------------

Tax Increment / Special Assessment Bonds                                              0.20%
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                  1,000,000          1,074,170
                                                                                                              ------------------
                                                                                                                       1,074,170
                                                                                                              ------------------

Territorial General Obligation Bonds                                                  1.90%
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                                  0                  0
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                               8,000,000          9,485,520
                                                                                                              ------------------
                                                                                                                       9,485,520
                                                                                                              ------------------

Territorial Revenue Bonds                                                             9.71%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series A 4.75% 7/1/38 (MBIA)                                                                              0                  0
  Series G 5.00% 7/1/42                                                                             6,750,000          7,063,335
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                                   1,000,000          1,056,880
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                             8,000,000          8,436,240
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                  6,880,000          7,209,483
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                            6,000,000          6,448,980
  Series NN 5.125% 7/1/29                                                                                   0                  0
  Series PP 5.00% 7/1/25 (FGIC)                                                                             0                  0
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
  ROLs 6.345% 7/1/19 (FSA)                                                                                  0                  0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                     1,240,000          1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                               1,200,000          1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                            12,000,000         12,948,720
University of the Virgin Islands Series A 5.375% 6/1/34                                                     0                  0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                              510,000            526,422
                                                                                                              ------------------
                                                                                                                      46,179,351
                                                                                                              ------------------

Turnpike / Toll Road Revenue Bonds                                                    1.73%
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                              5,000,000          6,012,350
  5.50% 2/15/26 (FGIC)                                                                              2,590,000          3,135,325
                                                                                                              ------------------
                                                                                                                       9,147,675
                                                                                                              ------------------

Water & Sewer Revenue Bonds                                                           4.13%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                          3,375,000          3,692,216
Metropolitan St. Louis Sewer District Wastewater Revenue
  5.00% 5/1/34 (MBIA)                                                                                       0                  0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                                          0                  0
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                                     12,125,000         12,927,432
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                  2,890,000          3,249,892
                                                                                                                      19,869,540
                                                                                                              ------------------
Total Municipal Bonds                                                                                                459,307,931
                                                                                                              ------------------

Short-Term Investments                                                                3.87%
Money Market Instruments                                                              0.20%
Dreyfus Tax-Exempt Cash Management Fund                                                                     0                  0
                                                                                                              ------------------
                                                                                                                              -
                                                                                                              ------------------

o Variable Rate Demand Notes                                                          3.67%
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                                6,000,000          6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                               4,400,000          4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                 9,000,000          9,000,000
                                                                                                              ------------------
                                                                                                                      19,400,000
                                                                                                              ------------------
Total Short Term Investments                                                                                          19,400,000
                                                                                                              ------------------

                                                                                                              ------------------
Total Investments at Market                                                         100.00%                          478,707,931
                                                                                                              ------------------

Total Investments at Cost                                                                                            441,884,365
                                                                                                              ------------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                    Delaware Tax-Free Missouri Insured Fund
                                                                                          Par                 Market Value
                                                                                ------------------------------------------------
                                                                                ------------------------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
  4/1/25 (AMT)                                                                                        $0                    $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                                0                     0
                                                                                                        ----------------------
                                                                                                                             -
                                                                                                        ----------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                               0                     0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                                          0                     0
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                            0                     0
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                                           0                     0
St. Louis Airport (Capital Improvement Project) Series A
  5.375% 7/1/21 (MBIA)                                                                         1,635,000             1,790,668
                                                                                                        ----------------------
                                                                                                                     1,790,668
                                                                                                        ----------------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                      1,000,000             1,135,880
New York City, New York
  Series H 6.125% 8/1/25                                                                               0                     0
  Series I 5.125% 3/1/23                                                                               0                     0
  Series J 5.25% 6/1/28                                                                                0                     0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                      0                     0
                                                                                                        ----------------------
                                                                                                                     1,135,880
                                                                                                        ----------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                                0                     0
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                               0                     0
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                             0                     0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                                 0                     0
                                                                                                        ----------------------
                                                                                                                            -
                                                                                                        ----------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                                           0                     0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                        0                     0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                                   0                     0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                                   0                     0
Missouri State Development Finance Board Infrastructure Facilities
  (Triumph Foods Project) Series A 5.25% 3/1/25                                                  500,000               518,790
Phenix City, Alabama Industrial Development Board Environmental Improvement
  Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                             0                     0
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25% 11/15/13                        0                     0
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                          0                     0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                             500,000               524,025
                                                                                                        ----------------------
                                                                                                                     1,042,815
                                                                                                        ----------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
  Cross County Project) Series B 5.00% 10/1/32 (FSA)                                           1,000,000             1,058,180
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                         1,000,000             1,057,500
Massachusetts School Building Authority (Ax Revser) Series A 5.00% 8/15/30 (FSA)                       0                     0
New Jersey Economic Development Authority (Cigarette Tax)
  5.75% 6/15/34                                                                                        0                     0
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                           0                     0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                              0                     0
                                                                                                        ----------------------
                                                                                                                     2,115,680
                                                                                                        ----------------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                           440,000               490,701
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  (Private Mortgage Insurance) 6.10% 3/1/16                                                    1,225,000               802,424
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                                            380,000               406,630
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                                0                     0
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                                  0                     0
  5.50% 1/1/15 (FGIC)                                                                                  0                     0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                                  0                     0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                                 0                     0
                                                                                                        ----------------------
                                                                                                                     1,699,755
                                                                                                        ----------------------

Higher Education Revenue Bonds
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                               0                     0
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                                         0                     0
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                                  0                     0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                                        0                     0
  6.125% 10/1/29                                                                                       0                     0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                                 0                     0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                       1,000,000             1,041,210
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                                    0                     0
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                                       0                     0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                                        0                     0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                                  0                     0
                                                                                                        ----------------------
                                                                                                                     1,041,210
                                                                                                        ----------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                               0                     0
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                                0                     0
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                              560,000               618,733
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                           1,000,000             1,062,390
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                                        0                     0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                                0                     0
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                                0                     0
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                                 0                     0
Hannibal Industrial Development Authority Health Facilities Revenue
  Refunding (Hannibal Regional Hospital) Series A
  5.625% 3/1/12 (FSA)                                                                          1,000,000             1,032,290
  5.75% 3/1/22 (FSA)                                                                           1,000,000             1,032,540
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                            0                     0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                                    0                     0
Joplin Industrial Development Authority Health Facilities Revenue
  (Freeman Health System Project)
  5.375% 2/15/35                                                                                 255,000               266,518
  5.75% 2/15/35                                                                                  405,000               440,790
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                                           0                     0
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                             0                     0
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                               0                     0
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                     0                     0
  (Trinity Health Credit) Series C 5.375% 12/1/30                                                      0                     0
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                                            500,000               535,840
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                500,000               567,835
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                             0                     0
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                                   0                     0
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                                    0                     0
North Kansas City Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                           500,000               531,235
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                              0                     0
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                                  0                     0
                                                                                                        ----------------------
                                                                                                                     6,088,171
                                                                                                        ----------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                                 0                     0
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                            0                     0
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                             0                     0
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                                 0                     0
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph Light &
  Power Company Project) 5.85% 2/1/13 (AMBAC)                                                  2,200,000             2,227,346
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                                         0                     0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                                 0                     0
  6.625% 12/1/24                                                                                       0                     0
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                                  0                     0
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                                0                     0
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                                  0                     0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                            0                     0
                                                                                                        ----------------------
                                                                                                                     2,227,346
                                                                                                        ----------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                                         0                     0
  5.125% 1/1/37                                                                                        0                     0
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control  Revenue Unrefunded Balance (State
  Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                          1,060,000             1,073,324
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                                 0                     0
                                                                                                        ----------------------
                                                                                                                     1,073,324
                                                                                                        ----------------------

Multifamily Housing Revenue Bonds
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                           0                     0
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                       1,435,000             1,512,662
  San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                      500,000               522,665
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                                        0                     0
St. Louis County Industrial Development Authority Housing
  Development Revenue Refunding Sub (Southfield & Oak Forest
  Apartment-A) 5.20% 1/20/36 (GNMA)                                                            1,000,000             1,038,060
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                            0                     0
                                                                                                        ----------------------
                                                                                                                     3,073,387
                                                                                                        ----------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                      0                     0
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                                          0                     0
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                               1,000,000             1,085,540
  Series A 5.00% 6/1/45 (AMBAC)                                                                        0                     0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                  0                     0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                                  435,000               461,909
  5.50% 12/1/24                                                                                  500,000               534,680
  5.625% 12/1/28                                                                                       0                     0
Missouri State Development Finance Board Infrastructure Facilities Revenue
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                              500,000               514,295
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                        335,000               359,623
St. Charles County Public Water Supply District #2 Certificate of
  Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                                1,000,000             1,083,980
  Series B 5.10% 12/1/25 (MBIA)                                                                  500,000               527,510
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                             1,000,000             1,077,980
^St. Louis Industrial Development Authority Leasehold Revenue
  (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                              3,035,000             1,609,674
                                                                                                        ----------------------
                                                                                                                     7,255,191
                                                                                                        ----------------------

Political Subdivision General Obligation Bonds
Taney County Reorganization School District R-V Hollister School
  District 5.00% 3/1/22 (FSA)                                                                  1,000,000             1,071,270
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                        0                     0
                                                                                                        ----------------------
                                                                                                                     1,071,270
                                                                                                        ----------------------

§Pre-Refunded Bonds - 12.21%
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                              0                     0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                                      0                     0
  5.625% 6/1/38-13                                                                                     0                     0
Kansas City Land Clearance Redevelopment Authority Lease
  Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                   1,000,000             1,027,680
Liberty Sewer System Revenue
  6.15% 2/1/15-09 (MBIA)                                                                       1,500,000             1,650,150
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                                     0                     0
  8.125% 10/1/21-05                                                                                    0                     0
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                                    0                     0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (Central Missouri State University Project)
  5.75% 10/1/25-05 (AMBAC)                                                                     1,000,000             1,002,490
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                  0                     0
New York City, New York Series H 6.125% 8/1/25-07                                                      0                     0
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                                0                     0
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                                     0                     0
  5.375% 7/1/21-07 (MBIA)                                                                              0                     0
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                                     0                     0
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                             1,250,000             1,269,525
St. Louis Municipal Finance Corporation Leasehold Revenue
  Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                          1,000,000             1,034,020
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                                0                     0
                                                                                                        ----------------------
                                                                                                                     5,983,865
                                                                                                        ----------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                                 0                     0
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                        1,000,000             1,171,310
                                                                                                        ----------------------
                                                                                                                     1,171,310
                                                                                                        ----------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                    0                     0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                        0                     0
                                                                                                        ----------------------
                                                                                                                            -
                                                                                                        ----------------------

School District General Obligation Bonds
Camdenton Reorganized School District R-III Camden County
  Refunding & Improvement 5.25% 3/1/24 (FSA)                                                   1,000,000             1,110,930
Greene County Reorganization School District R8 (Direct Deposit
  Project) 5.10% 3/1/22 (FSA)                                                                  1,500,000             1,618,365
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                                        0                     0
^St. Charles County Francis Howell School District (Capital
  Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                            1,500,000               938,460
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                        0                     0
                                                                                                        ----------------------
                                                                                                                     3,667,755
                                                                                                        ----------------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
  Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                                185,000               185,235
Missouri State Housing Development Commission Mortgage
  Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                          140,000               140,878
  Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                           70,000                70,083
  Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                          160,000               162,659
Missouri State Housing Development Commission Mortgage Revenue
  Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                                345,000               354,919
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                         0                     0
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                                   0                     0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                      0                     0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                          0                     0
                                                                                                        ----------------------
                                                                                                                       913,774
                                                                                                        ----------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                     0                     0
                                                                                                        ----------------------
                                                                                                                            -
                                                                                                        ----------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                       500,000               544,155
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                                  0                     0
                                                                                                        ----------------------
                                                                                                                       544,155
                                                                                                        ----------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series A 4.75% 7/1/38 (MBIA)                                                                 1,000,000             1,057,650
  Series G 5.00% 7/1/42                                                                                0                     0
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                                      0                     0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                                0                     0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                     0                     0
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                               0                     0
  Series NN 5.125% 7/1/29                                                                        400,000               430,124
  Series PP 5.00% 7/1/25 (FGIC)                                                                1,000,000             1,081,090
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
  ROLs 6.345% 7/1/19 (FSA)                                                                     1,925,000             2,062,695
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                        0                     0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                                  0                     0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                                0                     0
University of the Virgin Islands Series A 5.375% 6/1/34                                          500,000               533,625
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                               0                     0
                                                                                                        ----------------------
                                                                                                                     5,165,184
                                                                                                        ----------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                                 0                     0
  5.50% 2/15/26 (FGIC)                                                                                 0                     0
                                                                                                        ----------------------
                                                                                                                            -
                                                                                                        ----------------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                             0                     0
Metropolitan St. Louis Sewer District Wastewater Revenue
  5.00% 5/1/34 (MBIA)                                                                          1,250,000             1,327,075
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                               605,000               625,050
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                                         0                     0
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                     0                     0
                                                                                                                     1,952,125
                                                                                                        ----------------------
Total Municipal Bonds                                                                                               49,012,865
                                                                                                        ----------------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                        1,068,051             1,068,051
                                                                                                        ----------------------
                                                                                                                     1,068,051
                                                                                                        ----------------------

o Variable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                                   0                     0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                                  0                     0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                    0                     0
                                                                                                        ----------------------
                                                                                                                            -
                                                                                                        ----------------------
Total Short Term Investments                                                                                         1,068,051
                                                                                                        ----------------------

                                                                                                        ----------------------
Total Investments at Market                                                                                         50,080,916
                                                                                                        ----------------------

Total Investments at Cost                                                                                           46,957,112
                                                                                                        ----------------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                           Delaware Tax-Free USA Fund
                                                                                               Pro Forma Combined
                                                                                      Par/Shares             Market Value
                                                                                -------------------------------------------------
                                                                                -------------------------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
  4/1/25 (AMT)                                                                               $1,300,000              $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                       2,250,000               2,252,880
                                                                                                       ------------------------
                                                                                                                      3,440,742
                                                                                                       ------------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                      2,500,000               2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                                 2,395,000               2,431,931
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                     920,000                 966,892
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                                  2,000,000               2,087,100
St. Louis Airport (Capital Improvement Project) Series A
  5.375% 7/1/21 (MBIA)                                                                        1,635,000               1,790,668
                                                                                                       ------------------------
                                                                                                                      9,818,791
                                                                                                       ------------------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                     1,000,000               1,135,880
New York City, New York
  Series H 6.125% 8/1/25                                                                      4,245,000               4,511,798
  Series I 5.125% 3/1/23                                                                      5,875,000               6,262,398
  Series J 5.25% 6/1/28                                                                       5,400,000               5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                    -                       -
                                                                                                       ------------------------
                                                                                                                     17,727,766
                                                                                                       ------------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                       3,000,000               3,148,440
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                      1,777,611               1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                    1,000,000               1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                        2,000,000               2,172,740
                                                                                                       ------------------------
                                                                                                                      8,155,709
                                                                                                       ------------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                                  2,000,000               2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                               1,695,000               1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                            800,000                 228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                          2,000,000               2,120,260
Missouri State Development Finance Board Infrastructure Facilities
  (Triumph Foods Project) Series A 5.25% 3/1/25                                                 500,000                 518,790
Phenix City, Alabama Industrial Development Board Environmental Improvement
  Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                    3,000,000               3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25% 11/15/13               1,250,000               1,303,338
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                 5,000,000               5,299,800
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                            500,000                 524,025
                                                                                                       ------------------------
                                                                                                                     17,055,389
                                                                                                       ------------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
  Cross County Project) Series B 5.00% 10/1/32 (FSA)                                          2,000,000               2,116,360
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                        1,000,000               1,057,500
Massachusetts School Building Authority (Ax Revser) Series A 5.00% 8/15/30 (FSA)             10,000,000              10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
  5.75% 6/15/34                                                                               2,000,000               2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                  5,000,000               5,267,150
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                     1,000,000               1,019,300
                                                                                                       ------------------------
                                                                                                                     22,328,970
                                                                                                       ------------------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                          440,000                 490,701
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  (Private Mortgage Insurance) 6.10% 3/1/16                                                   1,225,000                 802,424
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                                           380,000                 406,630
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                       5,555,000               6,476,408
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                         5,000,000               5,715,200
  5.50% 1/1/15 (FGIC)                                                                         7,310,000               8,405,477
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                        13,535,000              16,953,399
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                        2,200,000               2,833,490
                                                                                                       ------------------------
                                                                                                                     42,083,729
                                                                                                       ------------------------

Higher Education Revenue Bonds
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                      3,500,000               3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                                5,000,000               5,420,200
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                         1,125,000               1,192,601
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                               1,000,000               1,071,430
  6.125% 10/1/29                                                                              1,000,000               1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                        1,000,000               1,092,630
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                      1,000,000               1,041,210
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                           3,070,000               3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                              2,085,000               2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                              20,000,000              23,918,200
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                         1,000,000               1,060,090
                                                                                                       ------------------------
                                                                                                                     44,627,152
                                                                                                       ------------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                      3,000,000               3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                       1,000,000               1,011,810
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                             560,000                 618,733
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                          1,000,000               1,062,390
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                               1,000,000               1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                       7,500,000               8,064,300
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                       5,825,000               6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                        2,355,000               2,558,189
Hannibal Industrial Development Authority Health Facilities Revenue
  Refunding (Hannibal Regional Hospital) Series A
  5.625% 3/1/12 (FSA)                                                                         1,000,000               1,032,290
  5.75% 3/1/22 (FSA)                                                                          1,000,000               1,032,540
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                   3,140,000               3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                           2,000,000               2,141,020
Joplin Industrial Development Authority Health Facilities Revenue
  (Freeman Health System Project)
  5.375% 2/15/35                                                                                255,000                 266,518
  5.75% 2/15/35                                                                                 405,000                 440,790
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                                  1,500,000               1,558,530
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                    2,345,000               2,420,063
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                      3,500,000               3,718,925
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                            2,500,000               2,688,000
  (Trinity Health Credit) Series C 5.375% 12/1/30                                             6,000,000               6,380,400
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                                           500,000                 535,840
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                               500,000                 567,835
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                    3,000,000               3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                          2,500,000               2,584,600
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                           1,250,000               1,320,963
North Kansas City Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                          500,000                 531,235
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                     1,750,000               1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                         4,000,000               4,198,840
                                                                                                       ------------------------
                                                                                                                     63,627,847
                                                                                                       ------------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                        3,500,000               3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                   8,000,000               8,127,199
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                    3,050,000               3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                        3,000,000               3,084,480
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph Light &
  Power Company Project) 5.85% 2/1/13 (AMBAC)                                                 2,200,000               2,227,346
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                                3,250,000               3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                        4,250,000               4,555,703
  6.625% 12/1/24                                                                              4,500,000               4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                         2,000,000               2,089,520
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                       4,000,000               4,145,760
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                         3,500,000               3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                   5,000,000               5,190,600
                                                                                                       ------------------------
                                                                                                                     48,201,201
                                                                                                       ------------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                                1,500,000               1,508,235
  5.125% 1/1/37                                                                               1,500,000               1,513,740
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control  Revenue Unrefunded Balance (State
  Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                         1,060,000               1,073,324
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                        2,000,000               2,326,240
                                                                                                       ------------------------
                                                                                                                      6,421,539
                                                                                                       ------------------------

Multifamily Housing Revenue Bonds
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                  1,455,000               1,545,254
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                      1,435,000               1,512,662
  San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                     500,000                 522,665
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                               1,300,000               1,330,758
St. Louis County Industrial Development Authority Housing
  Development Revenue Refunding Sub (Southfield & Oak Forest
  Apartment-A) 5.20% 1/20/36 (GNMA)                                                           1,000,000               1,038,060
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                   1,500,000               1,547,415
                                                                                                       ------------------------
                                                                                                                      7,496,814
                                                                                                       ------------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                             5,000,000               5,618,500
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                                 2,750,000               2,972,035
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                              1,000,000               1,085,540
  Series A 5.00% 6/1/45 (AMBAC)                                                              10,000,000              10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                           350,000                 333,907
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                               1,435,000               1,523,769
  5.50% 12/1/24                                                                               1,480,000               1,582,653
  5.625% 12/1/28                                                                              2,930,000               3,146,498
Missouri State Development Finance Board Infrastructure Facilities Revenue
  (Crackerneck Creek Project) Series C 5.00% 3/1/26                                             500,000                 514,295
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                       335,000                 359,623
St. Charles County Public Water Supply District #2 Certificate of
  Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                               1,000,000               1,083,980
  Series B 5.10% 12/1/25 (MBIA)                                                                 500,000                 527,510
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                            1,000,000               1,077,980
^St. Louis Industrial Development Authority Leasehold Revenue
  (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                             3,035,000               1,609,674
                                                                                                       ------------------------
                                                                                                                     31,870,564
                                                                                                       ------------------------

Political Subdivision General Obligation Bonds
Taney County Reorganization School District R-V Hollister School
  District 5.00% 3/1/22 (FSA)                                                                 1,000,000               1,071,270
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                      -                       -
                                                                                                       ------------------------
                                                                                                                      1,071,270
                                                                                                       ------------------------

§Pre-Refunded Bonds - 12.21%
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                     1,000,000               1,023,420
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                             7,500,000               8,519,850
  5.625% 6/1/38-13                                                                            7,500,000               8,583,074
Kansas City Land Clearance Redevelopment Authority Lease
  Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                  1,000,000               1,027,680
Liberty Sewer System Revenue
  6.15% 2/1/15-09 (MBIA)                                                                      1,500,000               1,650,150
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                            8,130,000               8,161,544
  8.125% 10/1/21-05                                                                           4,000,000               4,097,200
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                           2,070,000               2,337,527
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (Central Missouri State University Project)
  5.75% 10/1/25-05 (AMBAC)                                                                    1,000,000               1,002,490
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                -                       -
New York City, New York Series H 6.125% 8/1/25-07                                               755,000                 808,401
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                       4,000,000               4,623,760
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                            3,495,000               3,849,288
  5.375% 7/1/21-07 (MBIA)                                                                        50,000                  52,954
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                            1,000,000               1,051,950
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                            1,250,000               1,269,525
St. Louis Municipal Finance Corporation Leasehold Revenue
  Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                         1,000,000               1,034,020
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                         835,000                 948,877
                                                                                                       ------------------------
                                                                                                                     50,041,710
                                                                                                       ------------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                       15,000,000              16,107,450
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                       1,000,000               1,171,310
                                                                                                       ------------------------
                                                                                                                     17,278,760
                                                                                                       ------------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                           5,000,000               5,333,950
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                              10,000,000              10,531,300
                                                                                                       ------------------------
                                                                                                                     15,865,250
                                                                                                       ------------------------

School District General Obligation Bonds
Camdenton Reorganized School District R-III Camden County
  Refunding & Improvement 5.25% 3/1/24 (FSA)                                                  1,000,000               1,110,930
Greene County Reorganization School District R8 (Direct Deposit
  Project) 5.10% 3/1/22 (FSA)                                                                 1,500,000               1,618,365
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                               2,160,000               2,382,286
^St. Charles County Francis Howell School District (Capital
  Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                           1,500,000                 938,460
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                      -                       -
                                                                                                       ------------------------
                                                                                                                      6,050,041
                                                                                                       ------------------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
  Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                               185,000                 185,235
Missouri State Housing Development Commission Mortgage
  Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                         140,000                 140,878
  Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                          70,000                  70,083
  Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                         160,000                 162,659
Missouri State Housing Development Commission Mortgage Revenue
  Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                               345,000                 354,919
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                  310,000                 313,896
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                            265,000                 275,873
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                               215,000                 215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                    20,000                  20,431
                                                                                                       ------------------------
                                                                                                                      1,739,832
                                                                                                       ------------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                            1,000,000               1,074,170
                                                                                                       ------------------------
                                                                                                                      1,074,170
                                                                                                       ------------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                      500,000                 544,155
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                         8,000,000               9,485,520
                                                                                                       ------------------------
                                                                                                                     10,029,675
                                                                                                       ------------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series A 4.75% 7/1/38 (MBIA)                                                                1,000,000               1,057,650
  Series G 5.00% 7/1/42                                                                       6,750,000               7,063,335
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                             1,000,000               1,056,880
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                       8,000,000               8,436,240
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                            6,880,000               7,209,483
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                      6,000,000               6,448,980
  Series NN 5.125% 7/1/29                                                                       400,000                 430,124
  Series PP 5.00% 7/1/25 (FGIC)                                                               1,000,000               1,081,090
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
  ROLs 6.345% 7/1/19 (FSA)                                                                    1,925,000               2,062,695
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                               1,240,000               1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                         1,200,000               1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                      12,000,000              12,948,720
University of the Virgin Islands Series A 5.375% 6/1/34                                         500,000                 533,625
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                        510,000                 526,422
                                                                                                       ------------------------
                                                                                                                     51,344,535
                                                                                                       ------------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                        5,000,000               6,012,350
  5.50% 2/15/26 (FGIC)                                                                        2,590,000               3,135,325
                                                                                                       ------------------------
                                                                                                                      9,147,675
                                                                                                       ------------------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                    3,375,000               3,692,216
Metropolitan St. Louis Sewer District Wastewater Revenue
  5.00% 5/1/34 (MBIA)                                                                         1,250,000               1,327,075
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                              605,000                 625,050
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                               12,125,000              12,927,432
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                            2,890,000               3,249,892
                                                                                                                     21,821,665
                                                                                                       ------------------------
Total Municipal Bonds                                                                                               508,320,796
                                                                                                       ------------------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                       1,068,051               1,068,051
                                                                                                       ------------------------
                                                                                                                      1,068,051
                                                                                                       ------------------------

o Variable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                          6,000,000               6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                         4,400,000               4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                           9,000,000               9,000,000
                                                                                                       ------------------------
                                                                                                                     19,400,000
                                                                                                       ------------------------
Total Short Term Investments                                                                                         20,468,051
                                                                                                       ------------------------

                                                                                                       ------------------------
Total Investments at Market                                                                                         528,788,847
                                                                                                       ------------------------

Total Investments at Cost                                                                                         $ 441,884,365
                                                                                                       ------------------------

------------------------------------------------------------------------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance
VA - Insured by the Veterans Administration

§Pre-Refunded  Bonds are  municipals  that are generally  backed or secured by
U.S. Treasury bonds. For Pre-Refunded  Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

oVariable rate notes. The interest rate shown is the rate as of August 31, 2005.

&An inverse  floater bond is a type of bond with  variable or floating  interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2005.

‡Non-income producing security. Security is currently in default.

(A) No adjustments  are shown to the unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment advisor of any of the Funds  from  buying or  selling  securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2005
(Unaudited)

                                                                                        Delaware Tax-Free
                                                        Delaware                            USA Fund
                                      Delaware Tax-     Tax-Free Missouri  Pro Forma        Pro Forma
                                      Free USA Fund     Insured Fund       Adjustments      Combined
                                     ----------------  -----------------   -----------  -----------------
Assets

Investments, at market value            $ 478,707,931       $ 50,080,916          $ -       $ 528,788,847
Cash                                        9,275,957              2,302                        9,278,259
Receivable for securities sold              2,667,450             70,000                        2,737,450
Receivable for fund shares sold                84,296            144,953                          229,249
Interest receivable                         5,663,922            619,406                        6,283,328
                                     ----------------  -----------------   -----------  -----------------
     Total Assets                         496,399,556         50,917,577            -         547,317,133
                                     ----------------  -----------------   -----------  -----------------

Liabilities

Accrued expenses and other
 liabilities                                1,384,449            129,718                        1,514,167
Payable for securities purchased           18,563,400                  -                       18,563,400
Payable for fund shares purchased                                115,500                          115,500
Transaction costs payable                           -                  -        11,210 *           11,210
                                     ----------------  -----------------   -----------  -----------------
     Total Liabilities                     19,947,849            245,218        11,210         20,204,277
                                     ----------------  -----------------   -----------  -----------------
Net Assets                              $ 476,451,707       $ 50,672,359     $ (11,210)     $ 527,112,856
                                     ================  =================   ===========  =================

Investment at Cost                      $ 441,884,365       $ 46,957,112          $ -       $ 488,841,477

Analysis of Net Assets

Accumulated paid in capital             $ 447,927,164       $ 47,554,884          $ -       $ 495,482,048
Distributions in excess of net
 investment income                            (12,071)                 -       (11,210)*          (23,281)
Accumulated net realized gain
 (loss) on investments                     (8,286,952)            (6,329)                      (8,293,281)
Unrealized appreciation of
 investments                               36,823,566          3,123,804                       39,947,370
                                     ----------------  -----------------   -----------  -----------------
Net Assets                              $ 476,451,707       $ 50,672,359     $ (11,210)     $ 527,112,856
                                     ================  =================   ===========  =================

* Adjustment reflects the costs of the transaction to be incurred by the funds.

Shares Outstanding                         40,516,197          4,688,927      (379,248)        44,825,876

Retail Class A Shares                      38,605,351          4,273,525      (345,727)        42,533,149
Retail Class B Shares                       1,403,728            286,829       (23,289)         1,667,268
Retail Class C Shares                         507,118            128,573       (10,232)           625,459

Net Assets:

Retail Class A Shares                   $ 453,981,230       $ 46,182,308      ($10,449)     $ 500,153,089
Retail Class B Shares                      16,506,985          3,098,612         ($537)        19,605,060
Retail Class C Shares                       5,963,492          1,391,439         ($224)         7,354,707

Net asset value per share:

Retail Class A Shares                          $11.76             $11.32                           $11.76
Retail Class B Shares                          $11.76             $10.80                           $11.76
Retail Class C Shares                          $11.76             $10.82                           $11.76

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2005
(Unaudited)

                                                                                        Delaware Tax-Free
                                                        Delaware                            USA Fund
                                      Delaware Tax-     Tax-Free Missouri  Pro Forma        Pro Forma
                                      Free USA Fund     Insured Fund       Adjustments      Combined
                                     ----------------  -----------------   -----------  -----------------

Investment Income
  Interest income                        $ 25,231,691        $ 2,598,108          $ -        $ 27,829,799
                                     ----------------  -----------------   -----------  -----------------

Expenses
  Management fees                           2,621,345            256,217        18,368 (A)      2,895,930
  Distribution expenses - Class A           1,229,782            115,325                        1,345,107
  Distribution expenses - Class B             189,661             38,115                          227,776
  Distribution expenses - Class C              58,662             13,598                           72,260
  Dividend disbursing and transfer
   agent fees and expenses                    307,953             33,637                          341,590
  Accounting and administration
   expenses                                   165,019             17,708                          182,727
  Reports and statements to
   shareholders                                61,001              4,446        (3,250)(B)         62,197
  Legal and professional fees                  72,803             22,105       (11,000)(B)         83,908
  Registration fees                            55,087              2,789        (2,789)(B)         55,087
  Insurance fees                               30,506              3,615                           34,121
  Trustees' fees                               24,809              2,430                           27,239
  Custodian fees                               17,682              3,264        (1,981)(B)         18,965
  Pricing fees                                  4,179              3,408        (3,408)(B)          4,179
  Taxes (other than taxes on income)            2,785                149                            2,934
  Other                                        17,445                833                           18,278
                                     ----------------  -----------------   -----------  -----------------
                                            4,858,719            517,639        (4,060)         5,372,298
  Less expenses absorbed or waived           (375,304)           (11,390)      (75,646)(C)      (462,340)
  Less waived distribution
   expenses - Class A                        (194,110)                 -                        (194,110)
  Less expenses paid indirectly               (12,079)               (60)           60 (B)       (12,079)
                                     ----------------  -----------------   -----------  -----------------
  Total expenses                            4,277,226            506,189       (79,646)         4,703,769
                                     ----------------  -----------------   -----------  -----------------

Net Investment Income                      20,954,465          2,091,919        79,646         23,126,030
                                     ----------------  -----------------   -----------  -----------------

Net Realized and Unrealized Gain/(Loss) on Investments:

  Net realized gain on investments          2,541,488            130,115            -           2,671,603
  Change in unrealized appreciation/
   (depreciation) of investments            9,862,168            380,933            -          10,243,101
                                     ----------------  -----------------   -----------  -----------------
Net Realized and Unrealized Gain
 on Investments                            12,403,656            511,048            -          12,914,704

Change in Net Assets Resulting
 from Operations                         $ 33,358,121        $ 2,602,967      $ 79,646       $ 36,040,734
                                     ================ ==================  ============  =================

(A) Increase to reflect higher management fee for the surviving fund.
(B) Decrease to reflect appropriate expense levels by merging the funds.
(C) Increase to reflect appropriate expense levels by merging the funds.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers three series: Delaware Tax-Free Insured Fund, Delaware Tax-Free
USA Fund and Delaware Tax-Free USA Intermediate Fund. These financial statements and related  notes pertain to the Delaware  Tax-Free USA Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C shares.  Class A shares are sold with a front-end  sales charge of up to 4.50%. Class B shares are sold with a contingent  deferred sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt for federal income tax as is available from municipal  obligations as is consistent with prudent investment management and preservation of capital.

1.   Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed  acquisition of Delaware  Tax-Free  Missouri Insured Fund and by
Delaware  Tax-Free  USA  Fund,  as if such  acquisition  had  taken  place as of
September 1, 2004.

Under the  terms of the Plan of  Reorganization,  the  combination  of  Delaware
Tax-Free  Missouri Insured Fund and Delaware Tax-Free USA Fund will be accounted for by a method of accounting for tax-free mergers of investment companies.  The acquisition  would  be  accomplished  by an  acquisition  of the net  assets  of
Delaware  Tax-Free  Missouri Insured Fund in exchange for shares of the Delaware
Tax-Free USA Fund at net asset value.  The  statement of assets and  liabilities and the related  statement of operations of Delaware  Tax-Free  Missouri Insured
Fund and Delaware  Tax-Free USA Fund have been combined as of and for the twelve months ended August 31, 2005.

The  accompanying pro forma financial  statements  should be read in conjunction with the  financial  statements  of Delaware  Tax-Free  Insured  Fund,  Delaware
Tax-Free  Missouri  Insured  Fund,  Delaware  Tax-Free  Oregon  Insured Fund and
Delaware  Tax-Free  USA Fund  included in their  annual  report dated August 31,
2005.

The following notes refer to the accompanying pro forma financial  statements as if the  above-mentioned  acquisition of Delaware  Tax-Free Missouri Insured Fund and Delaware Tax-Free USA Fund had taken place as of September 1, 2004.

2.   Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive  earnings  credits from its  custodian  when  positive cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended August 31, 2005 were approximately  $12,079.
The  expenses  paid under the above  arrangement  is included in the  "custodian fees"  expense  caption on the Statement of  Operations  with the  corresponding expense offset shown as "expenses paid indirectly."

3.   Investment  Management,  Administration  Agreements and Other  Transactions
with Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, and extraordinary  expenses,  do not exceed 0.62% of average daily net assets of the Fund for at least one year after the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  Effective May
19, 2005,  each Fund pays DSC a monthly fee computed at the annual rate of 0.04%
of each  Fund's  average  daily net assets  for  accounting  and  administration services.  Prior to May 19,  2005,  the Fund  paid DSC a  monthly  fee  based on average net assets subject to certain minimums for accounting and administration services.  The Fund paid DSC a monthly  fee based on the  number of  shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% and 1.00% of the average daily  net  assets  of the  Class B and C shares  for all  Funds.  The  Board of
Trustees  has  adopted a formula  for  calculating  12b-1  plan fees for Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by
Class A  shareholders  of the Fund will be the sum of 0.10% of the average daily net assets  representing  shares  that were  acquired  prior to June 1, 1992 and
0.30%, waived to 0.25%, of the average daily net assets representing shares that were  acquired  on or after June 1, 1992.  The  contractual  12b-1 fee waiver of
0.25% of  average  daily net assets is applied to the Class A shares of the Fund acquired on or after June 1, 1992 in calculating the applicable  12b-1 fee rate.
All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described  above.  DDLP has contracted to waive  distribution  and  service  fees  through  December  31, 2006 in order to prevent  distribution  and service fees of Class A from  exceeding  0.25% of the average daily net assets.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

4.   Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $177,300,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2005, or at any time during the period.

5.   Credit and Market Risks
The Fund concentrates  it's investments in securities issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Statements of Net Assets.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At
August 31, 2005,  there were no Rule 144A securities and no securities have been
determined  to  be  illiquid  under  the  Funds'  liquidity  procedures.   While
maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining  whether individual  securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

6.   Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current refunding".  "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from  Moody's,  S&P,  and/or Fitch due to the strong  credit  quality of the escrow  securities and the irrevocable  nature of the escrow deposit  agreement.
Tax Free Insured Funds will  purchase  escrow  secured bonds without  additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

7.   Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005                                         % of Total
(Unaudited)                                                   Investments
                                                              (Pro Forma         Delaware Tax-Free USA Fund
                                                               Combined)                     Par                     Market Value
                                                           ------------------   ----------------------------------------------------

Municipal Bonds                                             96.21%
Airline Revenue Bonds                                        0.64%
Minneapolis/St. Paul Metropolitan Airports Commission
   Special Facilities Revenue (Northwest Airlines,
   Inc. Project) Series A 7.00% 4/1/25 (AMT)                                            $1,300,000                   $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue
   (American Airlines Corp.) 7.35% 12/1/11                                               2,250,000                    2,252,880
                                                                                                   -----------------------------
                                                                                                                      3,440,742
                                                                                                   -----------------------------

Airport Revenue Bonds                                        1.79%
Capital Trust Agency Florida Revenue (Fort Lauderdale
   /Cargo Acquistion Project) 5.75% 1/1/32 (AMT)                                         2,500,000                    2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo
   Aquisition Project) 6.75% 1/1/32 (AMT)                                                2,395,000                    2,431,931
Dallas-Fort Worth, Texas International Airport
   Revenue Series A 5.50% 11/1/31 (FGIC)(AMT)                                                    0                            0
Grapevine, Texas Industrial Development Corporate
   Revenue (Air Cargo) 6.50% 1/1/24 (AMT)                                                  920,000                      966,892
Houston, Texas Industrial Development Corporate
   Revenue (Air Cargo) 6.375% 1/1/23 (AMT)                                               2,000,000                    2,087,100
                                                                                                   -----------------------------
                                                                                                                      8,028,123
                                                                                                   -----------------------------

City General Obligation Bonds                                3.75%
Melrose Park, Illinois Tax Increment Series B 6.00%
   12/15/19 (FSA)                                                                                0                            0
New York City, New York
   Series H 6.125% 8/1/25                                                                4,245,000                    4,511,798
   Series I 5.125% 3/1/23                                                                5,875,000                    6,262,398
   Series J 5.25% 6/1/28                                                                 5,400,000                    5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                0                            0
                                                                                                   -----------------------------
                                                                                                                     16,591,886
                                                                                                   -----------------------------

Continuing Care/Retirement Revenue Bonds                     1.76%
Colorado Health Facilities Authority Revenue
  (Evangelical Lutheran) Series A 5.25% 6/1/34                                           3,000,000                    3,148,440
Delaware County, Pennsylvania Industrial Development
   Authority Revenue Care Institute (Main Line Care
   Institute Project) 9.00% 8/1/31                                                       1,777,611                    1,718,719
Gainesville & Hall County, Georgia Development
   Authority Revenue (Lanier Village Estates
  Project) Series C 7.25% 11/15/29                                                       1,000,000                    1,115,810
Lucas County, Ohio Health Care Facility Revenue
   (Sunset Retirement Communities) Series A
   6.625% 8/15/30                                                                        2,000,000                    2,172,740
                                                                                                   -----------------------------
                                                                                                                      8,155,709
                                                                                                   -----------------------------

Corporate-Backed Revenue Bonds                               3.12%
Alliance, Texas Airport Authority Special Facilities
   Revenue (Federal Express Corp. Project) 6.375%
   4/1/21 (AMT)                                                                          2,000,000                    2,079,660
Cloquet, Minnesota Pollution Control Revenue
   (Potlatch Corp. Project) 5.90% 10/1/26                                                1,695,000                    1,721,086
‡Columbus, Kansas Industrial Revenue (ACE
   Electrical Acquisition)  7.00% 8/1/17 (AMT)                                             800,000                      228,000
Indianapolis, Indiana Airport Authority Revenue
   (Federal Express Corp. Project) 5.10% 1/15/17
   (AMT)                                                                                 2,000,000                    2,120,260
Phenix City, Alabama Industrial Development Board
   Environmental Improvement Revenue (Mead Westvaco
   Corporation Project) Series A 6.35% 5/15/35 (AMT)                                     3,000,000                    3,260,430
Puerto Rico Industrial, Medical & Environmental
   Pollution Control Facilities Financing Authority
   Revenue (PepsiCo, Inc. Project) 6.25% 11/15/13                                        1,250,000                    1,303,338
Richmond County, Georgia Development Authority
   Environmental Improvement Revenue (International
   Paper Co.) Series B 5.95% 11/15/25 (AMT)                                              5,000,000                    5,299,800
                                                                                                   -----------------------------
                                                                                                                     16,012,574
                                                                                                   -----------------------------

Dedicated Tax & Fees Revenue Bonds                           4.38%
Bi-State Development Agency Missouri, Illinois
   Metropolitan District (Metrolink Cross County
   Project) Series B 5.00% 10/1/32 (FSA)                                                 1,000,000                    1,058,180
Massachusetts School Building Authority (Ax Revser)
   Series A 5.00% 8/15/30 (FSA)                                                         10,000,000                   10,716,800
New Jersey Economic Development Authority
(Cigarette Tax)
   5.50% 6/15/331                                                                                0                            0
   5.75% 6/15/34                                                                         2,000,000                    2,151,860
New York City, New York Transitional Finance
   Authority Series D 5.00% 2/1/31                                                       5,000,000                    5,267,150
New York State Sales Tax Asset Receivables Series
   A 5.25% 10/15/27 (AMBAC)                                                                      0                            0
Tampa, Florida Sports Authority Revenue (Tampa Bay
   Arena Project) Sales Tax 5.75% 10/1/20 (MBIA)                                                 0                            0
Truth or Consequences, New Mexico Gross Receipts
   Tax Revenue 6.30% 7/1/16                                                              1,000,000                    1,019,300
                                                                                                   -----------------------------
                                                                                                                     20,213,290
                                                                                                   -----------------------------

Escrowed to Maturity Bonds                                   7.71%
Louisiana Public Facilities Authority Hospital
   Revenue (Southern Baptist Hospital, Inc.) 8.00%
   5/15/12                                                                               5,555,000                    6,476,408
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                   5,000,000                    5,715,200
   5.50% 1/1/15 (FGIC)                                                                   7,310,000                    8,405,477
   5.50% 1/1/16 (FGIC)                                                                           0                            0
Oklahoma State Turnpike Authority Revenue (First
   Senior) 6.00% 1/1/22                                                                 13,535,000                   16,953,399
Virgin Islands Public Finance Authority Revenue
   Series A 7.30% 10/1/18                                                                2,200,000                    2,833,490
                                                                                                   -----------------------------
                                                                                                                     40,383,974
                                                                                                   -----------------------------

Higher Education Revenue Bonds                               9.80%
Amherst, New York Industrial Development Agency
   Civic Facilities Revenue (UBF Faculty Student
   Housing) Series A 5.75% 8/1/30 (AMBAC)                                                        0                            0
Chattanooga Tennessee Health Educational &
   Housing Facilities Board Revenue Series A 5.125%
   10/1/35                                                                               3,500,000                    3,535,560
Illinois Educational Facilities Authority
Student Housing Revenue (Educational Advancement
Fund-University Center Project)
   6.25% 5/1/30                                                                          5,000,000                    5,420,200
   6.25% 5/1/34                                                                                  0                            0
Maryland State Economic Development Corporation,
   Student Housing Revenue (University of Maryland
   College Park Project) 5.625% 6/1/35                                                   1,125,000                    1,192,601
Massachusetts State Development Finance Agency
   Revenue (Massachusetts College of Pharmacy
   Project) Series C 5.75% 7/1/33                                                                0                            0
Massachusetts State Industrial Finance Agency
   Revenue Higher Education (Clark University
   Project) 6.10% 7/1/16                                                                         0                            0
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project) Series
C
   6.00% 10/1/17                                                                         1,000,000                    1,071,430
   6.125% 10/1/29                                                                        1,000,000                    1,064,460
Milledgeville-Baldwin County, Georgia Development
   Authority Revenue (Georgia College & State
   University Foundation Project) 6.00% 9/1/33                                           1,000,000                    1,092,630
New Hampshire Higher Educational & Health Facilities
   Authority Revenue (New Hampton School Issue)
   5.375% 10/1/28                                                                        3,070,000                    3,025,946
New Jersey State Educational Facilities Authority
   Revenue (Stevens Institute of Technology) Series
   B 5.25% 7/1/24                                                                        2,085,000                    2,204,825
&New York State Dormitory Authority Revenue
   (Drivers-107) Inverse Floater 6.465%
   5/15/15 (MBIA)                                                                       20,000,000                   23,918,200
New York State Dormitory Authority Revenue
   (Fashion Institute Student Housing Corp.)
   5.00% 7/1/13 (FGIC)                                                                           0                            0
Oregon State Facilities Authority Revenue
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                                  0                            0
Pennsylvania State Higher Educational Facilities
   Authority Revenue (Widener University)
   5.375% 7/15/29                                                                                0                            0
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                             0                            0
University of Central Florida Athletics Association
   Certificates of Participation Series A
   5.25% 10/1/34 (FGIC)                                                                          0                            0
Vermont University & State Agriculture College
   5.125% 10/1/37 (AMBAC)                                                                1,000,000                    1,060,090
                                                                                                   -----------------------------
                                                                                                                     43,585,942
                                                                                                   -----------------------------

Hospital Revenue Bonds                                      11.08%
Akron Bath Copley, Ohio Joint Township Hospital
   District Revenue (Summa Health System) Series A
   5.25% 11/15/31 (RADIAN)                                                               3,000,000                    3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner
   County Medical Center Project) 7.125% 8/1/22                                          1,000,000                    1,011,810
Chatham County, Georgia Hospital Authority Revenue
   (Memorial Health Medical Center) Series A
   6.125% 1/1/24                                                                         1,000,000                    1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic
   Health Systems) Series A 5.50% 1/1/29                                                 7,500,000                    8,064,300
Duluth Economic Development Authority Health Care
   Facilities Revenue (Benedictine Health
   System-St. Mary's Hospital) 5.25% 2/15/33                                             5,825,000                    6,123,007
Florence County, South Carolina Hospital Revenue
   (McLeod Regional Medical Center Project)
   Series A 5.25% 11/1/27 (FSA)                                                          2,355,000                    2,558,189
Henrico County, Virginia Economic Development
   Authority Revenue (Bon Secours Health
   System, Inc.) Series A 5.60% 11/15/30                                                 3,140,000                    3,344,571
Illinois Health Facilities Authority Revenue
   (Elmhurst Memorial Healthcare Project)
   5.625% 1/1/28                                                                         2,000,000                    2,141,020
Knox County, Tennessee Health Educational
   & Housing Facilities Board Hospital Revenue
   (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                                  0                            0
Louisiana Public Facilities Authority Revenue
   (Ochsner Clinic Foundation Project)
   Series B 5.50% 5/15/32                                                                1,500,000                    1,558,530
Maryland State Health & Higher Educational
   Facilities Authority Revenue (Union Hospital
   Cecil county Issue) 5.00% 7/1/40                                                      2,345,000                    2,420,063
Michigan State Hospital Finance Authority Revenue
   (Ascension HealthCredit Group) Series B
   5.25% 11/15/26                                                                        3,500,000                    3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                      2,500,000                    2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                       6,000,000                    6,380,400
Multnomah County, Oregon Hospital Facilities
   Authority Revenue (Providence Health System)
   5.25% 10/1/22                                                                         3,000,000                    3,278,370
New York State Dormitory Authority (Catholic Health
   Services of Long Island- St. Francis Hospital
   Project) 5.10% 7/1/34                                                                 2,500,000                    2,584,600
North Carolina Medical Care Commission Hospital
   Revenue (Northeast Medical Center Project)
   5.125% 11/1/34                                                                        1,250,000                    1,320,963
Prince William County, Virgina Industrial
   Development Authority Hospital Revenue (Potomac
   Hospital Corp.) 5.35% 10/1/36                                                         1,750,000                    1,864,328
South Miami, Florida Health Facilities Authority
   Hospital  Revenue (Baptist Health South Florida
   Group) 5.25% 11/15/33                                                                 4,000,000                    4,198,840
                                                                                                   -----------------------------
                                                                                                                     57,539,676
                                                                                                   -----------------------------

Investor Owned Utilities Revenue Bonds                       9.40%
Brazos, Texas River Authority Pollution Revenue
   (TXU Energy Co. Project) Series B 6.30% 7/1/32
   (AMT)                                                                                 3,500,000                    3,797,640
Clark County, Nevada Industrial Development Revenue
   Nevada Power Co. Project) Series C 7.20% 10/1/22                                      8,000,000                    8,127,199
Mason County, West Virginia Pollution Control
   Revenue (Appalachian Power Co. Project)
   Series K 6.05% 12/1/24 (AMBAC)                                                                0                            0
Midland County, Michigan Economic Development
   Subordinate Limited Obligation (Midland
   Congeneration Project) Series A 6.875% 7/23/09
   (AMT)                                                                                 3,050,000                    3,206,008
Mississippi Business Finance Corporation Pollution
   Control Revenue (System Energy Resources, Inc.
   Project) 5.90% 5/1/22                                                                 3,000,000                    3,084,480
Pennsylvania Economic Development Financing
   (Reliant Energy) Series B 6.75% 12/1/36 (AMT)                                         3,250,000                    3,508,310
Petersburg, Indiana Pollution Control Revenue
   (Indianapolis Power & Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                  4,250,000                    4,555,703
   6.625% 12/1/24                                                                        4,500,000                    4,600,845
Port Morrow, Oregon Pollution Control Revenue
   (Portland General Electric Co.) Series A
   5.20% 5/1/33                                                                          2,000,000                    2,089,520
Sabine, Texas River Authority Pollution
   Control Revenue (Southwestern Electric Power Co.)
   6.10% 4/1/18 (MBIA)                                                                   4,000,000                    4,145,760
South Carolina Jobs Economic Development Authority
   Industrial Revenue (South Carolina Electric &
   Gas Co. Project) Series B 5.45% 11/1/32
   (AMBAC)(AMT)                                                                                  0                            0
Suffolk County, New York Industrial Agency
   Development Revenue (Keyspan-Port Jefferson
   Project) 5.25% 6/1/27 (AMT)                                                           3,500,000                    3,667,790
Sweetwater County, Wyoming Pollution Control Revenue
   (Idaho Power Co. Project) Series A 6.05% 7/15/26                                      5,000,000                    5,190,600
                                                                                                   -----------------------------
                                                                                                                     45,973,855
                                                                                                   -----------------------------

Miscellaneous Revenue Bonds                                  0.99%
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
   5.00% 1/1/32                                                                          1,500,000                    1,508,235
   5.125% 1/1/37                                                                         1,500,000                    1,513,740
Wisconsin Center District Tax Revenue (Junior
   Dedicated) 5.25% 12/15/23 (FSA)                                                       2,000,000                    2,326,240
                                                                                                   -----------------------------
                                                                                                                      5,348,215
                                                                                                   -----------------------------

Multifamily Housing Revenue Bonds                            1.98%
Franklin County, Ohio Multi Family Revenue (Alger
   Green) Series A 5.80% 5/20/44 (GNMA)(AMT)                                                     0                            0
Illinois Development Finance Authority Revenue
   (Section 8) Series A 5.80% 7/1/28 (FHA)(MBIA)                                                 0                            0
Illinois Housing Development Authority Multi Family
   Revenue (Crystal Lake Preservation)
   Series A-1 5.80% 12/20/41 (GNMA)                                                              0                            0
Milwaukee, Wisconsin Redevelopment Authority
   Multifamily Revenue (City Hall Square)
   6.30% 8/1/38 (FHA)(AMT)                                                               1,455,000                    1,545,254
North Dakota State Housing Finance Agency
   Multifamily Revenue Series A 6.15% 12/1/17 (FNMA)                                     1,300,000                    1,330,758
Waukesha, Wisconsin Housing Authority (Westgrove
   Woods) Series A 6.00% 12/1/31 (GNMA)(AMT)                                             1,500,000                    1,547,415
                                                                                                   -----------------------------
                                                                                                                      4,423,427
                                                                                                   -----------------------------

Municipal Lease Revenue Bonds                                5.32%
Alexandria, Virginia Industrial Development
   Authority Revenue (Institute for Defense
   Analyses) Series A 5.90% 10/1/30 (AMBAC)                                              5,000,000                    5,618,500
California State Public Works Board (Department of
   General Services-Butterfield) Series A
   5.25% 6/1/30                                                                          2,750,000                    2,972,035
Golden State, California Tobacco Securitization
Corporation Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                             0                            0
   Series A 5.00% 6/1/45 (AMBAC)                                                        10,000,000                   10,434,600
#Linn County, Kansas Certificates of Participation
   7.25% 3/1/13 (AMT)                                                                      350,000                      333,907
Loudoun County, Virginia Industrial Development
   Authority Public Safety Facility Lease Revenue
   Series A 5.25% 12/15/23 (FSA)                                                                 0                            0
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A
   5.25% 12/1/19                                                                         1,000,000                    1,061,860
   5.50% 12/1/24                                                                           980,000                    1,047,973
   5.625% 12/1/28                                                                        2,930,000                    3,146,498
                                                                                                   -----------------------------
                                                                                                                     24,615,373
                                                                                                   -----------------------------

Political Subdivision General Obligation Bonds               0.11%
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                  0                            0
                                                                                                   -----------------------------
                                                                                                                              -
                                                                                                   -----------------------------

§Pre-Refunded Bonds - 12.21%                               9.13%
Cudahy, Wisconsin Community Development Authority
   Lease Revenue 6.00% 6/1/11-06                                                         1,000,000                    1,023,420
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Series B
   5.50% 6/1/43-13                                                                       7,500,000                    8,519,850
   5.625% 6/1/38-13                                                                      7,500,000                    8,583,074
Jackson, Ohio Local School District (Stark & Summit
   Counties) School Facilities Construction &
   Improvement 5.625% 12/1/25-10  (FSA)                                                          0                            0
Michigan State Hospital Finance Authority Revenue
   (Genesys Health Systems) Series A
   7.50% 10/1/27-05                                                                      8,130,000                    8,161,544
   8.125% 10/1/21-05                                                                     4,000,000                    4,097,200
Mississippi Development Bank Special Obligation
   (Madison County Hospital Project) 6.30% 7/1/22-09                                     2,070,000                    2,337,527
New York City, New York Series H 6.125% 8/1/25-07                                          755,000                      808,401
Payne County, Oklahoma Economic Development
   Authority Student Housing Revenue (Collegiate
   Housing Foundation-Oklahoma State University)
   Series A 6.375% 6/1/30-11                                                             4,000,000                    4,623,760
Puerto Rico Commonwealth Public Improvement
Series A
   5.125% 7/1/31-11                                                                      3,495,000                    3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                  50,000                       52,954
Southeast Wisconsin Professional Baseball Park
   District Sales Tax Revenue 5.80% 12/15/26-07
   (MBIA)                                                                                1,000,000                    1,051,950
Vancouver, Washington Limited Tax 5.50% 12/1/25-10
   (AMBAC)                                                                                       0                            0
Wisconsin Housing & Economic Developing Authority
   Revenue 6.10% 6/1/21-17 (FHA)                                                           835,000                      948,877
                                                                                                   -----------------------------
                                                                                                                     44,057,845
                                                                                                   -----------------------------

Public Power Revenue Bonds                                   2.99%
Salt River Project Arizona Agriculture Improvement
   & Power District Electric Revsalt River Project
   Series A 5.00% 1/1/35                                                                15,000,000                   16,107,450
                                                                                                   -----------------------------
                                                                                                                     16,107,450
                                                                                                   -----------------------------

Public Utility District Revenue Bonds                        2.94%
Chelan County, Washington Public Utilities
   District #001Consolidated Revenue
   (Chelan Hydro System) Series A 5.45% 7/1/37
   (AMBAC) (AMT)                                                                         5,000,000                    5,333,950
Richmond, Virginia Public Utilities Revenue
   5.00% 1/15/27 (FSA)                                                                  10,000,000                   10,531,300
                                                                                                   -----------------------------
                                                                                                                     15,865,250
                                                                                                   -----------------------------

School District General Obligation Bonds                     0.93%
Kenowa Hills, Michigan Public Schools Refunding
   5.00% 5/1/25 (FGIC)                                                                           0                            0
Lewisville, Texas Independent School District
   Permanent School Fund 6.15% 8/15/21                                                   2,160,000                    2,382,286
Pomona, California United School District Series A
   6.55% 8/1/29 (MBIA)                                                                           0                            0
South Redford, Michigan School District 5.00%
   5/1/21 (FGIC)                                                                                 0                            0
                                                                                                    -----------------------------
                                                                                                                      2,382,286
                                                                                                   -----------------------------

Single Family Housing Revenue Bonds                          0.27%
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                            310,000                      313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                      265,000                      275,873
New Mexico Mortgage Finance Authority Single
   Family Mortgage Program Series C 6.20%
   7/1/26 (GNMA)(FNMA)                                                                           0                            0
Santa Fe, New Mexico Single Family Mortgage
   Revenue Series B -1 6.20% 11/1/16
   (GNMA)(FNMA)(AMT)                                                                       215,000                      215,858
Utah State Housing Finance Agency Single Family
   Mortgage Series A-2 7.20% 1/1/27 (FHA)(VA)(AMT)                                          20,000                       20,431
                                                                                                   -----------------------------
                                                                                                                        826,058
                                                                                                   -----------------------------

Tax Increment / Special Assessment Bonds                     0.20%
Midtown Miami, Florida Community Development
   District Special Assessment Revenue
   (Infrastructure Project Series B 6.50% 5/1/37                                         1,000,000                    1,074,170
                                                                                                   -----------------------------
                                                                                                                      1,074,170
                                                                                                   -----------------------------

Territorial General Obligation Bonds                         1.98%
Puerto Rico Commonwealth Public Improvement
   Series A 5.50% 7/1/19 (MBIA)                                                          8,000,000                    9,485,520
                                                                                                   -----------------------------
                                                                                                                      9,485,520
                                                                                                   -----------------------------

Territorial Revenue Bonds                                    9.43%
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
   Series E 5.50% 7/1/19 (FSA)                                                                   0                            0
   Series G 5.00% 7/1/42                                                                 6,750,000                    7,063,335
Puerto Rico Commonwealth Industrial Development
   Company General Purpose Revenues Series B
   5.375% 7/1/16                                                                         1,000,000                    1,056,880
Puerto Rico Commonwealth Infrastructure Financing
   Authority Tax Revser B 5.00% 7/1/41                                                   8,000,000                    8,436,240
Puerto Rico Commonwealth Public Improvement
   Series A 5.125% 7/1/31                                                                6,880,000                    7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                6,000,000                    6,448,980
Puerto Rico Housing, Bank & Finance Agency Single
   Family Mortgage Revenue 6.25% 4/1/29
   (GNMA)(FNMA)(FHLMC)(AMT)                                                              1,240,000                    1,268,867
Puerto Rico Industrial, Tourist, Educational,
   Medical & Environmental Control Facilities
   (Hospital Auxilio Mutuo Obligated Group)
   Series A 6.25% 7/1/24 (MBIA)                                                          1,200,000                    1,220,424
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
   Series I 5.25% 7/1/33                                                                12,000,000                   12,948,720
   Series J 5.00% 7/1/36 (AMBAC)                                                                 0                            0
Virgin Islands Water & Power Authority Water System
   Revenue 5.50% 7/1/17                                                                    510,000                      526,422
                                                                                                   -----------------------------
                                                                                                                     46,179,351
                                                                                                   -----------------------------

Turnpike / Toll Road Revenue Bonds                           1.80%
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                  5,000,000                    6,012,350
   5.50% 2/15/26 (FGIC)                                                                  2,590,000                    3,135,325
Pennsylvania State Turnpike Commission Series A
   5.00% 12/1/34 (AMBAC)                                                                         0                            0
                                                                                                   -----------------------------
                                                                                                                      9,147,675
                                                                                                   -----------------------------

Water & Sewer Revenue Bonds                                  4.70%
Atlanta, Georgia Water & Waste Water Revenue 5.00%
   11/1/18 (FSA)                                                                                 0                            0
Augusta, Georgia Water & Sewer Revenue 5.25%
   10/1/34 (FSA)                                                                         3,375,000                    3,692,216
Clovis, California Public Financing Authority
   Wastewater Revenue 5.25% 8/1/30 (MBIA)                                                        0                            0
Fulton County, Georgia Water & Sewer Revenue
   5.25% 1/1/35 (FGIC)                                                                           0                            0
Green Bay, Wisconsin Water Systems Revenue
   Refunding and Improvements Bonds 5.25%
   11/1/22 (FSA)                                                                                 0                            0
New York City, New York Municipal Water Finance
   Authority Water & Sewer System Revenue
   Series A 5.125% 6/15/34                                                              12,125,000                   12,927,432
West Virginia State Water Development Authority
   Revenue (Loan Program III) Series A 6.375%
   7/1/39 (AMBAC)(AMT)                                                                   2,890,000                    3,249,892
                                                                                                   -----------------------------
                                                                                                                     19,869,540
                                                                                                   -----------------------------
Total Municipal Bonds                                                                                               459,307,931
                                                                                                   -----------------------------

Short-Term Investments                                       3.79%
oVariable Rate Demand Notes                                  3.79%
Chester County, Pennsylvania Industrial
   Development Authority Revenue (Archdiocese of
   Philadelphia) 2.30% 7/1/31                                                            6,000,000                    6,000,000
Pennsylvania Turnpike Commission Series Q -
   Pennsylvania 2.30% 6/1/27                                                             4,400,000                    4,400,000
Philadelphia, Pennsylvania Authority for Industrial
   Development Revenue (Newcourtland Elder
   Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                         9,000,000                    9,000,000
                                                                                                   -----------------------------
                                                                                                                     19,400,000
                                                                                                   -----------------------------
Total Short-Term Investments                                                                                         19,400,000
                                                                                                   -----------------------------

                                                                                                   -----------------------------
Total Investments at Market                                100.00%                                                  478,707,931
                                                                                                   -----------------------------

Total Investments at Cost                                                                                           441,884,365
                                                                                                   -----------------------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)
                                                           Delaware Tax Free Insured Fund
                                                                       Par                     Market Value
                                                           --------------------------------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission
   Special Facilities Revenue (Northwest Airlines,
   Inc. Project) Series A 7.00% 4/1/25 (AMT)                               $0                         $0
Tulsa, Oklahoma Municipal Airport Trust Revenue
   (American Airlines Corp.) 7.35% 12/1/11                                  0                          0
                                                                              ---------------------------
                                                                                                       -
                                                                              ---------------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale
   /Cargo Acquistion Project) 5.75% 1/1/32 (AMT)                            0                          0
Capital Trust Agency Florida Revenue (Orlando/Cargo
   Aquisition Project) 6.75% 1/1/32 (AMT)                                   0                          0
Dallas-Fort Worth, Texas International Airport
   Revenue Series A 5.50% 11/1/31 (FGIC)(AMT)                       1,500,000                  1,602,780
Grapevine, Texas Industrial Development Corporate
   Revenue (Air Cargo) 6.50% 1/1/24 (AMT)                                   0                          0
Houston, Texas Industrial Development Corporate
   Revenue (Air Cargo) 6.375% 1/1/23 (AMT)                                  0                          0
                                                                              ---------------------------
                                                                                               1,602,780
                                                                              ---------------------------

City General Obligation Bonds
Melrose Park, Illinois Tax Increment Series B 6.00%
   12/15/19 (FSA)                                                   1,250,000                  1,410,225
New York City, New York
   Series H 6.125% 8/1/25                                                   0                          0
   Series I 5.125% 3/1/23                                                   0                          0
   Series J 5.25% 6/1/28                                                    0                          0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                   2,000,000                  2,229,660
                                                                              ---------------------------
                                                                                               3,639,885
                                                                              ---------------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue
  (Evangelical Lutheran) Series A 5.25% 6/1/34                      1,275,000                  1,338,087
Delaware County, Pennsylvania Industrial Development
   Authority Revenue Care Institute (Main Line Care
   Institute Project) 9.00% 8/1/31                                          0                          0
Gainesville & Hall County, Georgia Development
   Authority Revenue (Lanier Village Estates
  Project) Series C 7.25% 11/15/29                                          0                          0
Lucas County, Ohio Health Care Facility Revenue
   (Sunset Retirement Communities) Series A
   6.625% 8/15/30                                                           0                          0
                                                                              ---------------------------
                                                                                               1,338,087
                                                                              ---------------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities
   Revenue (Federal Express Corp. Project) 6.375%
   4/1/21 (AMT)                                                             0                          0
Cloquet, Minnesota Pollution Control Revenue
   (Potlatch Corp. Project) 5.90% 10/1/26                                   0                          0
‡Columbus, Kansas Industrial Revenue (ACE
   Electrical Acquisition)  7.00% 8/1/17 (AMT)                              0                          0
Indianapolis, Indiana Airport Authority Revenue
   (Federal Express Corp. Project) 5.10% 1/15/17
   (AMT)                                                              750,000                    795,098
Phenix City, Alabama Industrial Development Board
   Environmental Improvement Revenue (Mead Westvaco
   Corporation Project) Series A 6.35% 5/15/35 (AMT)                        0                          0
Puerto Rico Industrial, Medical & Environmental
   Pollution Control Facilities Financing Authority
   Revenue (PepsiCo, Inc. Project) 6.25% 11/15/13                           0                          0
Richmond County, Georgia Development Authority
   Environmental Improvement Revenue (International
   Paper Co.) Series B 5.95% 11/15/25 (AMT)                                 0                          0
                                                                              ---------------------------
                                                                                                 795,098
                                                                              ---------------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois
   Metropolitan District (Metrolink Cross County
   Project) Series B 5.00% 10/1/32 (FSA)                                    0                          0
Massachusetts School Building Authority (Ax Revser)
   Series A 5.00% 8/15/30 (FSA)                                             0                          0
New Jersey Economic Development Authority
(Cigarette Tax)
   5.50% 6/15/331                                                   1,000,000                  1,058,090
   5.75% 6/15/34                                                            0                          0
New York City, New York Transitional Finance
   Authority Series D 5.00% 2/1/31                                          0                          0
New York State Sales Tax Asset Receivables Series
   A 5.25% 10/15/27 (AMBAC)                                         1,000,000                  1,103,150
Tampa, Florida Sports Authority Revenue (Tampa Bay
   Arena Project) Sales Tax 5.75% 10/1/20 (MBIA)                    1,000,000                  1,210,050
Truth or Consequences, New Mexico Gross Receipts
   Tax Revenue 6.30% 7/1/16                                                 0                          0
                                                                              ---------------------------
                                                                                               3,371,290
                                                                              ---------------------------

Escrowed to Maturity Bonds
Louisiana Public Facilities Authority Hospital
   Revenue (Southern Baptist Hospital, Inc.) 8.00%
   5/15/12                                                                  0                          0
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                      0                          0
   5.50% 1/1/15 (FGIC)                                                      0                          0
   5.50% 1/1/16 (FGIC)                                              1,000,000                  1,154,750
Oklahoma State Turnpike Authority Revenue (First
   Senior) 6.00% 1/1/22                                                     0                          0
Virgin Islands Public Finance Authority Revenue
   Series A 7.30% 10/1/18                                                   0                          0
                                                                              ---------------------------
                                                                                               1,154,750
                                                                              ---------------------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency
   Civic Facilities Revenue (UBF Faculty Student
   Housing) Series A 5.75% 8/1/30 (AMBAC)                           1,300,000                  1,459,860
Chattanooga Tennessee Health Educational &
   Housing Facilities Board Revenue Series A 5.125%
   10/1/35                                                                  0                          0
Illinois Educational Facilities Authority
Student Housing Revenue (Educational Advancement
Fund-University Center Project)
   6.25% 5/1/30                                                             0                          0
   6.25% 5/1/34                                                     1,000,000                  1,031,210
Maryland State Economic Development Corporation,
   Student Housing Revenue (University of Maryland
   College Park Project) 5.625% 6/1/35                                      0                          0
Massachusetts State Development Finance Agency
   Revenue (Massachusetts College of Pharmacy
   Project) Series C 5.75% 7/1/33                                     500,000                    535,695
Massachusetts State Industrial Finance Agency
   Revenue Higher Education (Clark University
   Project) 6.10% 7/1/16                                            1,250,000                  1,296,988
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project) Series
C
   6.00% 10/1/17                                                            0                          0
   6.125% 10/1/29                                                           0                          0
Milledgeville-Baldwin County, Georgia Development
   Authority Revenue (Georgia College & State
   University Foundation Project) 6.00% 9/1/33                              0                          0
New Hampshire Higher Educational & Health Facilities
   Authority Revenue (New Hampton School Issue)
   5.375% 10/1/28                                                           0                          0
New Jersey State Educational Facilities Authority
   Revenue (Stevens Institute of Technology) Series
   B 5.25% 7/1/24                                                           0                          0
&New York State Dormitory Authority Revenue
   (Drivers-107) Inverse Floater 6.465%
   5/15/15 (MBIA)                                                           0                          0
New York State Dormitory Authority Revenue
   (Fashion Institute Student Housing Corp.)
   5.00% 7/1/13 (FGIC)                                              1,000,000                  1,104,470
Oregon State Facilities Authority Revenue
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                     1,000,000                  1,088,440
Pennsylvania State Higher Educational Facilities
   Authority Revenue (Widener University)
   5.375% 7/15/29                                                   1,000,000                  1,057,070
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                1,000,000                  1,082,370
University of Central Florida Athletics Association
   Certificates of Participation Series A
   5.25% 10/1/34 (FGIC)                                               500,000                    543,420
Vermont University & State Agriculture College
   5.125% 10/1/37 (AMBAC)                                                   0                          0
                                                                              ---------------------------
                                                                                               9,199,523
                                                                              ---------------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital
   District Revenue (Summa Health System) Series A
   5.25% 11/15/31 (RADIAN)                                                  0                          0
Cando, North Dakota Nursing Facility Revenue (Towner
   County Medical Center Project) 7.125% 8/1/22                             0                          0
Chatham County, Georgia Hospital Authority Revenue
   (Memorial Health Medical Center) Series A
   6.125% 1/1/24                                                            0                          0
Cuyahoga County, Ohio Revenue (Cleveland Clinic
   Health Systems) Series A 5.50% 1/1/29                                    0                          0
Duluth Economic Development Authority Health Care
   Facilities Revenue (Benedictine Health
   System-St. Mary's Hospital) 5.25% 2/15/33                                0                          0
Florence County, South Carolina Hospital Revenue
   (McLeod Regional Medical Center Project)
   Series A 5.25% 11/1/27 (FSA)                                     1,000,000                  1,086,280
Henrico County, Virginia Economic Development
   Authority Revenue (Bon Secours Health
   System, Inc.) Series A 5.60% 11/15/30                                    0                          0
Illinois Health Facilities Authority Revenue
   (Elmhurst Memorial Healthcare Project)
   5.625% 1/1/28                                                            0                          0
Knox County, Tennessee Health Educational
   & Housing Facilities Board Hospital Revenue
   (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                     1,000,000                  1,075,190
Louisiana Public Facilities Authority Revenue
   (Ochsner Clinic Foundation Project)
   Series B 5.50% 5/15/32                                                   0                          0
Maryland State Health & Higher Educational
   Facilities Authority Revenue (Union Hospital
   Cecil county Issue) 5.00% 7/1/40                                         0                          0
Michigan State Hospital Finance Authority Revenue
   (Ascension HealthCredit Group) Series B
   5.25% 11/15/26                                                           0                          0
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                         0                          0
   (Trinity Health Credit) Series C 5.375% 12/1/30                          0                          0
Multnomah County, Oregon Hospital Facilities
   Authority Revenue (Providence Health System)
   5.25% 10/1/22                                                            0                          0
New York State Dormitory Authority (Catholic Health
   Services of Long Island- St. Francis Hospital
   Project) 5.10% 7/1/34                                                    0                          0
North Carolina Medical Care Commission Hospital
   Revenue (Northeast Medical Center Project)
   5.125% 11/1/34                                                           0                          0
Prince William County, Virgina Industrial
   Development Authority Hospital Revenue (Potomac
   Hospital Corp.) 5.35% 10/1/36                                            0                          0
South Miami, Florida Health Facilities Authority
   Hospital  Revenue (Baptist Health South Florida
   Group) 5.25% 11/15/33                                                    0                          0
                                                                              ---------------------------
                                                                                               2,161,470
                                                                              ---------------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue
   (TXU Energy Co. Project) Series B 6.30% 7/1/32
   (AMT)                                                                    0                          0
Clark County, Nevada Industrial Development Revenue
   Nevada Power Co. Project) Series C 7.20% 10/1/22                         0                          0
Mason County, West Virginia Pollution Control
   Revenue (Appalachian Power Co. Project)
   Series K 6.05% 12/1/24 (AMBAC)                                   3,000,000                  3,351,840
Midland County, Michigan Economic Development
   Subordinate Limited Obligation (Midland
   Congeneration Project) Series A 6.875% 7/23/09
   (AMT)                                                                    0                          0
Mississippi Business Finance Corporation Pollution
   Control Revenue (System Energy Resources, Inc.
   Project) 5.90% 5/1/22                                                    0                          0
Pennsylvania Economic Development Financing
   (Reliant Energy) Series B 6.75% 12/1/36 (AMT)                            0                          0
Petersburg, Indiana Pollution Control Revenue
   (Indianapolis Power & Light Co. Project)
   6.375% 11/2/29 (AMT)                                               750,000                    803,948
   6.625% 12/1/24                                                           0                          0
Port Morrow, Oregon Pollution Control Revenue
   (Portland General Electric Co.) Series A
   5.20% 5/1/33                                                             0                          0
Sabine, Texas River Authority Pollution
   Control Revenue (Southwestern Electric Power Co.)
   6.10% 4/1/18 (MBIA)                                                      0                          0
South Carolina Jobs Economic Development Authority
   Industrial Revenue (South Carolina Electric &
   Gas Co. Project) Series B 5.45% 11/1/32
   (AMBAC)(AMT)                                                       500,000                    537,630
Suffolk County, New York Industrial Agency
   Development Revenue (Keyspan-Port Jefferson
   Project) 5.25% 6/1/27 (AMT)                                              0                          0
Sweetwater County, Wyoming Pollution Control Revenue
   (Idaho Power Co. Project) Series A 6.05% 7/15/26                         0                          0
                                                                              ---------------------------
                                                                                               4,693,418
                                                                              ---------------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
   5.00% 1/1/32                                                             0                          0
   5.125% 1/1/37                                                            0                          0
Wisconsin Center District Tax Revenue (Junior
   Dedicated) 5.25% 12/15/23 (FSA)                                          0                          0
                                                                              ---------------------------
                                                                                                       -
                                                                              ---------------------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger
   Green) Series A 5.80% 5/20/44 (GNMA)(AMT)                        1,150,000                  1,220,702
Illinois Development Finance Authority Revenue
   (Section 8) Series A 5.80% 7/1/28 (FHA)(MBIA)                    2,790,000                  2,899,759
Illinois Housing Development Authority Multi Family
   Revenue (Crystal Lake Preservation)
   Series A-1 5.80% 12/20/41 (GNMA)                                 2,000,000                  2,133,140
Milwaukee, Wisconsin Redevelopment Authority
   Multifamily Revenue (City Hall Square)
   6.30% 8/1/38 (FHA)(AMT)                                                  0                          0
North Dakota State Housing Finance Agency
   Multifamily Revenue Series A 6.15% 12/1/17 (FNMA)                        0                          0
Waukesha, Wisconsin Housing Authority (Westgrove
   Woods) Series A 6.00% 12/1/31 (GNMA)(AMT)                                0                          0
                                                                              ---------------------------
                                                                                               6,253,601
                                                                              ---------------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development
   Authority Revenue (Institute for Defense
   Analyses) Series A 5.90% 10/1/30 (AMBAC)                         1,000,000                  1,123,700
California State Public Works Board (Department of
   General Services-Butterfield) Series A
   5.25% 6/1/30                                                             0                          0
Golden State, California Tobacco Securitization
Corporation Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                1,000,000                  1,061,140
   Series A 5.00% 6/1/45 (AMBAC)                                            0                          0
#Linn County, Kansas Certificates of Participation
   7.25% 3/1/13 (AMT)                                                       0                          0
Loudoun County, Virginia Industrial Development
   Authority Public Safety Facility Lease Revenue
   Series A 5.25% 12/15/23 (FSA)                                      700,000                    769,979
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A
   5.25% 12/1/19                                                            0                          0
   5.50% 12/1/24                                                    1,000,000                  1,069,360
   5.625% 12/1/28                                                           0                          0
                                                                              ---------------------------
                                                                                               4,024,179
                                                                              ---------------------------

Political Subdivision General Obligation Bonds
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                       565,000                    609,737
                                                                              ---------------------------
                                                                                                 609,737
                                                                              ---------------------------

§Pre-Refunded Bonds - 12.21%
Cudahy, Wisconsin Community Development Authority
   Lease Revenue 6.00% 6/1/11-06                                            0                          0
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Series B
   5.50% 6/1/43-13                                                  1,000,000                  1,135,980
   5.625% 6/1/38-13                                                         0                          0
Jackson, Ohio Local School District (Stark & Summit
   Counties) School Facilities Construction &
   Improvement 5.625% 12/1/25-10  (FSA)                             1,000,000                  1,100,540
Michigan State Hospital Finance Authority Revenue
   (Genesys Health Systems) Series A
   7.50% 10/1/27-05                                                 1,500,000                  1,505,819
   8.125% 10/1/21-05                                                        0                          0
Mississippi Development Bank Special Obligation
   (Madison County Hospital Project) 6.30% 7/1/22-09                        0                          0
New York City, New York Series H 6.125% 8/1/25-07                           0                          0
Payne County, Oklahoma Economic Development
   Authority Student Housing Revenue (Collegiate
   Housing Foundation-Oklahoma State University)
   Series A 6.375% 6/1/30-11                                                0                          0
Puerto Rico Commonwealth Public Improvement
Series A
   5.125% 7/1/31-11                                                         0                          0
   5.375% 7/1/21-07 (MBIA)                                                  0                          0
Southeast Wisconsin Professional Baseball Park
   District Sales Tax Revenue 5.80% 12/15/26-07
   (MBIA)                                                                   0                          0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10
   (AMBAC)                                                          1,250,000                  1,386,075
Wisconsin Housing & Economic Developing Authority
   Revenue 6.10% 6/1/21-17 (FHA)                                            0                          0
                                                                              ---------------------------
                                                                                               5,128,414
                                                                              ---------------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement
   & Power District Electric Revsalt River Project
   Series A 5.00% 1/1/35                                                    0                          0
                                                                              ---------------------------
                                                                                                       -
                                                                              ---------------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities
   District #001Consolidated Revenue
   (Chelan Hydro System) Series A 5.45% 7/1/37
   (AMBAC) (AMT)                                                            0                          0
Richmond, Virginia Public Utilities Revenue
   5.00% 1/15/27 (FSA)                                                      0                          0
                                                                              ---------------------------
                                                                                                       -
                                                                              ---------------------------

School District General Obligation Bonds
Kenowa Hills, Michigan Public Schools Refunding
   5.00% 5/1/25 (FGIC)                                                490,000                    528,328
Lewisville, Texas Independent School District
   Permanent School Fund 6.15% 8/15/21                                      0                          0
Pomona, California United School District Series A
   6.55% 8/1/29 (MBIA)                                              1,000,000                  1,342,280
South Redford, Michigan School District 5.00%
   5/1/21 (FGIC)                                                      700,000                    758,548
                                                                               ---------------------------
                                                                                               2,629,156
                                                                              ---------------------------

Single Family Housing Revenue Bonds
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                             0                          0
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                       0                          0
New Mexico Mortgage Finance Authority Single
   Family Mortgage Program Series C 6.20%
   7/1/26 (GNMA)(FNMA)                                                630,000                    643,362
Santa Fe, New Mexico Single Family Mortgage
   Revenue Series B -1 6.20% 11/1/16
   (GNMA)(FNMA)(AMT)                                                        0                          0
Utah State Housing Finance Agency Single Family
   Mortgage Series A-2 7.20% 1/1/27 (FHA)(VA)(AMT)                          0                          0
                                                                              ---------------------------
                                                                                                 643,362
                                                                              ---------------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development
   District Special Assessment Revenue
   (Infrastructure Project Series B 6.50% 5/1/37                            0                          0
                                                                              ---------------------------
                                                                                                       -
                                                                              ---------------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement
   Series A 5.50% 7/1/19 (MBIA)                                     1,000,000                  1,185,690
                                                                              ---------------------------
                                                                                               1,185,690
                                                                              ---------------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
   Series E 5.50% 7/1/19 (FSA)                                      3,000,000                  3,557,070
   Series G 5.00% 7/1/42                                                    0                          0
Puerto Rico Commonwealth Industrial Development
   Company General Purpose Revenues Series B
   5.375% 7/1/16                                                            0                          0
Puerto Rico Commonwealth Infrastructure Financing
   Authority Tax Revser B 5.00% 7/1/41                                      0                          0
Puerto Rico Commonwealth Public Improvement
   Series A 5.125% 7/1/31                                                   0                          0
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                   0                          0
Puerto Rico Housing, Bank & Finance Agency Single
   Family Mortgage Revenue 6.25% 4/1/29
   (GNMA)(FNMA)(FHLMC)(AMT)                                                 0                          0
Puerto Rico Industrial, Tourist, Educational,
   Medical & Environmental Control Facilities
   (Hospital Auxilio Mutuo Obligated Group)
   Series A 6.25% 7/1/24 (MBIA)                                             0                          0
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
   Series I 5.25% 7/1/33                                                    0                          0
   Series J 5.00% 7/1/36 (AMBAC)                                    1,000,000                  1,095,190
Virgin Islands Water & Power Authority Water System
   Revenue 5.50% 7/1/17                                                     0                          0
                                                                              ---------------------------
                                                                                               4,652,260
                                                                              ---------------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                     0                          0
   5.50% 2/15/26 (FGIC)                                                     0                          0
Pennsylvania State Turnpike Commission Series A
   5.00% 12/1/34 (AMBAC)                                              500,000                    533,330
                                                                              ---------------------------
                                                                                                 533,330
                                                                              ---------------------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00%
   11/1/18 (FSA)                                                    1,000,000                  1,090,080
Augusta, Georgia Water & Sewer Revenue 5.25%
   10/1/34 (FSA)                                                    1,000,000                  1,093,990
Clovis, California Public Financing Authority
   Wastewater Revenue 5.25% 8/1/30 (MBIA)                           1,000,000                  1,097,600
Fulton County, Georgia Water & Sewer Revenue
   5.25% 1/1/35 (FGIC)                                              1,000,000                  1,088,900
Green Bay, Wisconsin Water Systems Revenue
   Refunding and Improvements Bonds 5.25%
   11/1/22 (FSA)                                                    1,000,000                  1,105,180
New York City, New York Municipal Water Finance
   Authority Water & Sewer System Revenue
   Series A 5.125% 6/15/34                                                  0                          0
West Virginia State Water Development Authority
   Revenue (Loan Program III) Series A 6.375%
   7/1/39 (AMBAC)(AMT)                                                      0                          0
                                                                              ---------------------------
                                                                                               5,475,750
                                                                              ---------------------------
Total Municipal Bonds                                                                         59,091,780
                                                                              ---------------------------

Short-Term Investments
oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial
   Development Authority Revenue (Archdiocese of
   Philadelphia) 2.30% 7/1/31                                               0                          0
Pennsylvania Turnpike Commission Series Q -
   Pennsylvania 2.30% 6/1/27                                                0                          0
Philadelphia, Pennsylvania Authority for Industrial
   Development Revenue (Newcourtland Elder
   Services Project) 2.30% 3/1/27 (LOC PNC Bank)                    1,000,000                  1,000,000
                                                                              ---------------------------
                                                                                               1,000,000
                                                                              ---------------------------
Total Short-Term Investments                                                                   1,000,000
                                                                              ---------------------------

                                                                              ---------------------------
Total Investments at Market                                                                   60,091,780
                                                                              ---------------------------

Total Investments at Cost                                                                     55,980,051
                                                                              ---------------------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)                                                                Delaware Tax-Free USA Fund
                                                                               Pro Forma Combined
                                                                     Par/Shares                    Market Value
                                                          --------------------------------------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission
   Special Facilities Revenue (Northwest Airlines,
   Inc. Project) Series A 7.00% 4/1/25 (AMT)                          $1,300,000                   $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue
   (American Airlines Corp.) 7.35% 12/1/11                             2,250,000                    2,252,880
                                                                                 -----------------------------
                                                                                                    3,440,742
                                                                                 -----------------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale
   /Cargo Acquistion Project) 5.75% 1/1/32 (AMT)                       2,500,000                    2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo
   Aquisition Project) 6.75% 1/1/32 (AMT)                              2,395,000                    2,431,931
Dallas-Fort Worth, Texas International Airport
   Revenue Series A 5.50% 11/1/31 (FGIC)(AMT)                          1,500,000                    1,602,780
Grapevine, Texas Industrial Development Corporate
   Revenue (Air Cargo) 6.50% 1/1/24 (AMT)                                920,000                      966,892
Houston, Texas Industrial Development Corporate
   Revenue (Air Cargo) 6.375% 1/1/23 (AMT)                             2,000,000                    2,087,100
                                                                                 -----------------------------
                                                                                                    9,630,903
                                                                                 -----------------------------

City General Obligation Bonds
Melrose Park, Illinois Tax Increment Series B 6.00%
   12/15/19 (FSA)                                                      1,250,000                    1,410,225
New York City, New York
   Series H 6.125% 8/1/25                                              4,245,000                    4,511,798
   Series I 5.125% 3/1/23                                              5,875,000                    6,262,398
   Series J 5.25% 6/1/28                                               5,400,000                    5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                      2,000,000                    2,229,660
                                                                                 -----------------------------
                                                                                                   20,231,771
                                                                                 -----------------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue
  (Evangelical Lutheran) Series A 5.25% 6/1/34                         4,275,000                    4,486,527
Delaware County, Pennsylvania Industrial Development
   Authority Revenue Care Institute (Main Line Care
   Institute Project) 9.00% 8/1/31                                     1,777,611                    1,718,719
Gainesville & Hall County, Georgia Development
   Authority Revenue (Lanier Village Estates
  Project) Series C 7.25% 11/15/29                                     1,000,000                    1,115,810
Lucas County, Ohio Health Care Facility Revenue
   (Sunset Retirement Communities) Series A
   6.625% 8/15/30                                                      2,000,000                    2,172,740
                                                                                 -----------------------------
                                                                                                    9,493,796
                                                                                 -----------------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities
   Revenue (Federal Express Corp. Project) 6.375%
   4/1/21 (AMT)                                                        2,000,000                    2,079,660
Cloquet, Minnesota Pollution Control Revenue
   (Potlatch Corp. Project) 5.90% 10/1/26                              1,695,000                    1,721,086
‡Columbus, Kansas Industrial Revenue (ACE
   Electrical Acquisition)  7.00% 8/1/17 (AMT)                           800,000                      228,000
Indianapolis, Indiana Airport Authority Revenue
   (Federal Express Corp. Project) 5.10% 1/15/17
   (AMT)                                                               2,750,000                    2,915,358
Phenix City, Alabama Industrial Development Board
   Environmental Improvement Revenue (Mead Westvaco
   Corporation Project) Series A 6.35% 5/15/35 (AMT)                   3,000,000                    3,260,430
Puerto Rico Industrial, Medical & Environmental
   Pollution Control Facilities Financing Authority
   Revenue (PepsiCo, Inc. Project) 6.25% 11/15/13                      1,250,000                    1,303,338
Richmond County, Georgia Development Authority
   Environmental Improvement Revenue (International
   Paper Co.) Series B 5.95% 11/15/25 (AMT)                            5,000,000                    5,299,800
                                                                                 -----------------------------
                                                                                                   16,807,672
                                                                                 -----------------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois
   Metropolitan District (Metrolink Cross County
   Project) Series B 5.00% 10/1/32 (FSA)                               1,000,000                    1,058,180
Massachusetts School Building Authority (Ax Revser)
   Series A 5.00% 8/15/30 (FSA)                                       10,000,000                   10,716,800
New Jersey Economic Development Authority
(Cigarette Tax)
   5.50% 6/15/331                                                      1,000,000                    1,058,090
   5.75% 6/15/34                                                       2,000,000                    2,151,860
New York City, New York Transitional Finance
   Authority Series D 5.00% 2/1/31                                     5,000,000                    5,267,150
New York State Sales Tax Asset Receivables Series
   A 5.25% 10/15/27 (AMBAC)                                            1,000,000                    1,103,150
Tampa, Florida Sports Authority Revenue (Tampa Bay
   Arena Project) Sales Tax 5.75% 10/1/20 (MBIA)                       1,000,000                    1,210,050
Truth or Consequences, New Mexico Gross Receipts
   Tax Revenue 6.30% 7/1/16                                            1,000,000                    1,019,300
                                                                                 -----------------------------
                                                                                                   23,584,580
                                                                                 -----------------------------

Escrowed to Maturity Bonds
Louisiana Public Facilities Authority Hospital
   Revenue (Southern Baptist Hospital, Inc.) 8.00%
   5/15/12                                                             5,555,000                    6,476,408
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                 5,000,000                    5,715,200
   5.50% 1/1/15 (FGIC)                                                 7,310,000                    8,405,477
   5.50% 1/1/16 (FGIC)                                                 1,000,000                    1,154,750
Oklahoma State Turnpike Authority Revenue (First
   Senior) 6.00% 1/1/22                                               13,535,000                   16,953,399
Virgin Islands Public Finance Authority Revenue
   Series A 7.30% 10/1/18                                              2,200,000                    2,833,490
                                                                                 -----------------------------
                                                                                                   41,538,724
                                                                                 -----------------------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency
   Civic Facilities Revenue (UBF Faculty Student
   Housing) Series A 5.75% 8/1/30 (AMBAC)                              1,300,000                    1,459,860
Chattanooga Tennessee Health Educational &
   Housing Facilities Board Revenue Series A 5.125%
   10/1/35                                                             3,500,000                    3,535,560
Illinois Educational Facilities Authority
Student Housing Revenue (Educational Advancement
Fund-University Center Project)
   6.25% 5/1/30                                                        5,000,000                    5,420,200
   6.25% 5/1/34                                                        1,000,000                    1,031,210
Maryland State Economic Development Corporation,
   Student Housing Revenue (University of Maryland
   College Park Project) 5.625% 6/1/35                                 1,125,000                    1,192,601
Massachusetts State Development Finance Agency
   Revenue (Massachusetts College of Pharmacy
   Project) Series C 5.75% 7/1/33                                        500,000                      535,695
Massachusetts State Industrial Finance Agency
   Revenue Higher Education (Clark University
   Project) 6.10% 7/1/16                                               1,250,000                    1,296,988
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project) Series
C
   6.00% 10/1/17                                                       1,000,000                    1,071,430
   6.125% 10/1/29                                                      1,000,000                    1,064,460
Milledgeville-Baldwin County, Georgia Development
   Authority Revenue (Georgia College & State
   University Foundation Project) 6.00% 9/1/33                         1,000,000                    1,092,630
New Hampshire Higher Educational & Health Facilities
   Authority Revenue (New Hampton School Issue)
   5.375% 10/1/28                                                      3,070,000                    3,025,946
New Jersey State Educational Facilities Authority
   Revenue (Stevens Institute of Technology) Series
   B 5.25% 7/1/24                                                      2,085,000                    2,204,825
&New York State Dormitory Authority Revenue
   (Drivers-107) Inverse Floater 6.465%
   5/15/15 (MBIA)                                                     20,000,000                   23,918,200
New York State Dormitory Authority Revenue
   (Fashion Institute Student Housing Corp.)
   5.00% 7/1/13 (FGIC)                                                 1,000,000                    1,104,470
Oregon State Facilities Authority Revenue
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                        1,000,000                    1,088,440
Pennsylvania State Higher Educational Facilities
   Authority Revenue (Widener University)
   5.375% 7/15/29                                                      1,000,000                    1,057,070
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                   1,000,000                    1,082,370
University of Central Florida Athletics Association
   Certificates of Participation Series A
   5.25% 10/1/34 (FGIC)                                                  500,000                      543,420
Vermont University & State Agriculture College
   5.125% 10/1/37 (AMBAC)                                              1,000,000                    1,060,090
                                                                                 -----------------------------
                                                                                                   52,785,465
                                                                                 -----------------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital
   District Revenue (Summa Health System) Series A
   5.25% 11/15/31 (RADIAN)                                             3,000,000                    3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner
   County Medical Center Project) 7.125% 8/1/22                        1,000,000                    1,011,810
Chatham County, Georgia Hospital Authority Revenue
   (Memorial Health Medical Center) Series A
   6.125% 1/1/24                                                       1,000,000                    1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic
   Health Systems) Series A 5.50% 1/1/29                               7,500,000                    8,064,300
Duluth Economic Development Authority Health Care
   Facilities Revenue (Benedictine Health
   System-St. Mary's Hospital) 5.25% 2/15/33                           5,825,000                    6,123,007
Florence County, South Carolina Hospital Revenue
   (McLeod Regional Medical Center Project)
   Series A 5.25% 11/1/27 (FSA)                                        3,355,000                    3,644,469
Henrico County, Virginia Economic Development
   Authority Revenue (Bon Secours Health
   System, Inc.) Series A 5.60% 11/15/30                               3,140,000                    3,344,571
Illinois Health Facilities Authority Revenue
   (Elmhurst Memorial Healthcare Project)
   5.625% 1/1/28                                                       2,000,000                    2,141,020
Knox County, Tennessee Health Educational
   & Housing Facilities Board Hospital Revenue
   (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                        1,000,000                    1,075,190
Louisiana Public Facilities Authority Revenue
   (Ochsner Clinic Foundation Project)
   Series B 5.50% 5/15/32                                              1,500,000                    1,558,530
Maryland State Health & Higher Educational
   Facilities Authority Revenue (Union Hospital
   Cecil county Issue) 5.00% 7/1/40                                    2,345,000                    2,420,063
Michigan State Hospital Finance Authority Revenue
   (Ascension HealthCredit Group) Series B
   5.25% 11/15/26                                                      3,500,000                    3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                    2,500,000                    2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                     6,000,000                    6,380,400
Multnomah County, Oregon Hospital Facilities
   Authority Revenue (Providence Health System)
   5.25% 10/1/22                                                       3,000,000                    3,278,370
New York State Dormitory Authority (Catholic Health
   Services of Long Island- St. Francis Hospital
   Project) 5.10% 7/1/34                                               2,500,000                    2,584,600
North Carolina Medical Care Commission Hospital
   Revenue (Northeast Medical Center Project)
   5.125% 11/1/34                                                      1,250,000                    1,320,963
Prince William County, Virgina Industrial
   Development Authority Hospital Revenue (Potomac
   Hospital Corp.) 5.35% 10/1/36                                       1,750,000                    1,864,328
South Miami, Florida Health Facilities Authority
   Hospital  Revenue (Baptist Health South Florida
   Group) 5.25% 11/15/33                                               4,000,000                    4,198,840
                                                                                 -----------------------------
                                                                                                   59,701,146
                                                                                 -----------------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue
   (TXU Energy Co. Project) Series B 6.30% 7/1/32
   (AMT)                                                               3,500,000                    3,797,640
Clark County, Nevada Industrial Development Revenue
   Nevada Power Co. Project) Series C 7.20% 10/1/22                    8,000,000                    8,127,199
Mason County, West Virginia Pollution Control
   Revenue (Appalachian Power Co. Project)
   Series K 6.05% 12/1/24 (AMBAC)                                      3,000,000                    3,351,840
Midland County, Michigan Economic Development
   Subordinate Limited Obligation (Midland
   Congeneration Project) Series A 6.875% 7/23/09
   (AMT)                                                               3,050,000                    3,206,008
Mississippi Business Finance Corporation Pollution
   Control Revenue (System Energy Resources, Inc.
   Project) 5.90% 5/1/22                                               3,000,000                    3,084,480
Pennsylvania Economic Development Financing
   (Reliant Energy) Series B 6.75% 12/1/36 (AMT)                       3,250,000                    3,508,310
Petersburg, Indiana Pollution Control Revenue
   (Indianapolis Power & Light Co. Project)
   6.375% 11/2/29 (AMT)                                                5,000,000                    5,359,651
   6.625% 12/1/24                                                      4,500,000                    4,600,845
Port Morrow, Oregon Pollution Control Revenue
   (Portland General Electric Co.) Series A
   5.20% 5/1/33                                                        2,000,000                    2,089,520
Sabine, Texas River Authority Pollution
   Control Revenue (Southwestern Electric Power Co.)
   6.10% 4/1/18 (MBIA)                                                 4,000,000                    4,145,760
South Carolina Jobs Economic Development Authority
   Industrial Revenue (South Carolina Electric &
   Gas Co. Project) Series B 5.45% 11/1/32
   (AMBAC)(AMT)                                                          500,000                      537,630
Suffolk County, New York Industrial Agency
   Development Revenue (Keyspan-Port Jefferson
   Project) 5.25% 6/1/27 (AMT)                                         3,500,000                    3,667,790
Sweetwater County, Wyoming Pollution Control Revenue
   (Idaho Power Co. Project) Series A 6.05% 7/15/26                    5,000,000                    5,190,600
                                                                                 -----------------------------
                                                                                                   50,667,273
                                                                                 -----------------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
   5.00% 1/1/32                                                        1,500,000                    1,508,235
   5.125% 1/1/37                                                       1,500,000                    1,513,740
Wisconsin Center District Tax Revenue (Junior
   Dedicated) 5.25% 12/15/23 (FSA)                                     2,000,000                    2,326,240
                                                                                 -----------------------------
                                                                                                    5,348,215
                                                                                 -----------------------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger
   Green) Series A 5.80% 5/20/44 (GNMA)(AMT)                           1,150,000                    1,220,702
Illinois Development Finance Authority Revenue
   (Section 8) Series A 5.80% 7/1/28 (FHA)(MBIA)                       2,790,000                    2,899,759
Illinois Housing Development Authority Multi Family
   Revenue (Crystal Lake Preservation)
   Series A-1 5.80% 12/20/41 (GNMA)                                    2,000,000                    2,133,140
Milwaukee, Wisconsin Redevelopment Authority
   Multifamily Revenue (City Hall Square)
   6.30% 8/1/38 (FHA)(AMT)                                             1,455,000                    1,545,254
North Dakota State Housing Finance Agency
   Multifamily Revenue Series A 6.15% 12/1/17 (FNMA)                   1,300,000                    1,330,758
Waukesha, Wisconsin Housing Authority (Westgrove
   Woods) Series A 6.00% 12/1/31 (GNMA)(AMT)                           1,500,000                    1,547,415
                                                                                 -----------------------------
                                                                                                   10,677,028
                                                                                 -----------------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development
   Authority Revenue (Institute for Defense
   Analyses) Series A 5.90% 10/1/30 (AMBAC)                            6,000,000                    6,742,200
California State Public Works Board (Department of
   General Services-Butterfield) Series A
   5.25% 6/1/30                                                        2,750,000                    2,972,035
Golden State, California Tobacco Securitization
Corporation Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                   1,000,000                    1,061,140
   Series A 5.00% 6/1/45 (AMBAC)                                      10,000,000                   10,434,600
#Linn County, Kansas Certificates of Participation
   7.25% 3/1/13 (AMT)                                                    350,000                      333,907
Loudoun County, Virginia Industrial Development
   Authority Public Safety Facility Lease Revenue
   Series A 5.25% 12/15/23 (FSA)                                         700,000                      769,979
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A
   5.25% 12/1/19                                                       1,000,000                    1,061,860
   5.50% 12/1/24                                                       1,980,000                    2,117,333
   5.625% 12/1/28                                                      2,930,000                    3,146,498
                                                                                 -----------------------------
                                                                                                   28,639,552
                                                                                 -----------------------------

Political Subdivision General Obligation Bonds
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                          565,000                      609,737
                                                                                 -----------------------------
                                                                                                      609,737
                                                                                 -----------------------------

§Pre-Refunded Bonds - 12.21%
Cudahy, Wisconsin Community Development Authority
   Lease Revenue 6.00% 6/1/11-06                                       1,000,000                    1,023,420
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Series B
   5.50% 6/1/43-13                                                     8,500,000                    9,655,830
   5.625% 6/1/38-13                                                    7,500,000                    8,583,074
Jackson, Ohio Local School District (Stark & Summit
   Counties) School Facilities Construction &
   Improvement 5.625% 12/1/25-10  (FSA)                                1,000,000                    1,100,540
Michigan State Hospital Finance Authority Revenue
   (Genesys Health Systems) Series A
   7.50% 10/1/27-05                                                    9,630,000                    9,667,363
   8.125% 10/1/21-05                                                   4,000,000                    4,097,200
Mississippi Development Bank Special Obligation
   (Madison County Hospital Project) 6.30% 7/1/22-09                   2,070,000                    2,337,527
New York City, New York Series H 6.125% 8/1/25-07                        755,000                      808,401
Payne County, Oklahoma Economic Development
   Authority Student Housing Revenue (Collegiate
   Housing Foundation-Oklahoma State University)
   Series A 6.375% 6/1/30-11                                           4,000,000                    4,623,760
Puerto Rico Commonwealth Public Improvement
Series A
   5.125% 7/1/31-11                                                    3,495,000                    3,849,288
   5.375% 7/1/21-07 (MBIA)                                                50,000                       52,954
Southeast Wisconsin Professional Baseball Park
   District Sales Tax Revenue 5.80% 12/15/26-07
   (MBIA)                                                              1,000,000                    1,051,950
Vancouver, Washington Limited Tax 5.50% 12/1/25-10
   (AMBAC)                                                             1,250,000                    1,386,075
Wisconsin Housing & Economic Developing Authority
   Revenue 6.10% 6/1/21-17 (FHA)                                         835,000                      948,877
                                                                                 -----------------------------
                                                                                                   49,186,259
                                                                                 -----------------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement
   & Power District Electric Revsalt River Project
   Series A 5.00% 1/1/35                                              15,000,000                   16,107,450
                                                                                 -----------------------------
                                                                                                   16,107,450
                                                                                 -----------------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities
   District #001Consolidated Revenue
   (Chelan Hydro System) Series A 5.45% 7/1/37
   (AMBAC) (AMT)                                                       5,000,000                    5,333,950
Richmond, Virginia Public Utilities Revenue
   5.00% 1/15/27 (FSA)                                                10,000,000                   10,531,300
                                                                                 -----------------------------
                                                                                                   15,865,250
                                                                                 -----------------------------

School District General Obligation Bonds
Kenowa Hills, Michigan Public Schools Refunding
   5.00% 5/1/25 (FGIC)                                                   490,000                      528,328
Lewisville, Texas Independent School District
   Permanent School Fund 6.15% 8/15/21                                 2,160,000                    2,382,286
Pomona, California United School District Series A
   6.55% 8/1/29 (MBIA)                                                 1,000,000                    1,342,280
South Redford, Michigan School District 5.00%
   5/1/21 (FGIC)                                                         700,000                      758,548
                                                                                  -----------------------------
                                                                                                    5,011,442
                                                                                 -----------------------------

Single Family Housing Revenue Bonds
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                          310,000                      313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                    265,000                      275,873
New Mexico Mortgage Finance Authority Single
   Family Mortgage Program Series C 6.20%
   7/1/26 (GNMA)(FNMA)                                                   630,000                      643,362
Santa Fe, New Mexico Single Family Mortgage
   Revenue Series B -1 6.20% 11/1/16
   (GNMA)(FNMA)(AMT)                                                     215,000                      215,858
Utah State Housing Finance Agency Single Family
   Mortgage Series A-2 7.20% 1/1/27 (FHA)(VA)(AMT)                        20,000                       20,431
                                                                                 -----------------------------
                                                                                                    1,469,420
                                                                                 -----------------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development
   District Special Assessment Revenue
   (Infrastructure Project Series B 6.50% 5/1/37                       1,000,000                    1,074,170
                                                                                 -----------------------------
                                                                                                    1,074,170
                                                                                 -----------------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement
   Series A 5.50% 7/1/19 (MBIA)                                        9,000,000                   10,671,210
                                                                                 -----------------------------
                                                                                                   10,671,210
                                                                                 -----------------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
   Series E 5.50% 7/1/19 (FSA)                                         3,000,000                    3,557,070
   Series G 5.00% 7/1/42                                               6,750,000                    7,063,335
Puerto Rico Commonwealth Industrial Development
   Company General Purpose Revenues Series B
   5.375% 7/1/16                                                       1,000,000                    1,056,880
Puerto Rico Commonwealth Infrastructure Financing
   Authority Tax Revser B 5.00% 7/1/41                                 8,000,000                    8,436,240
Puerto Rico Commonwealth Public Improvement
   Series A 5.125% 7/1/31                                              6,880,000                    7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                              6,000,000                    6,448,980
Puerto Rico Housing, Bank & Finance Agency Single
   Family Mortgage Revenue 6.25% 4/1/29
   (GNMA)(FNMA)(FHLMC)(AMT)                                            1,240,000                    1,268,867
Puerto Rico Industrial, Tourist, Educational,
   Medical & Environmental Control Facilities
   (Hospital Auxilio Mutuo Obligated Group)
   Series A 6.25% 7/1/24 (MBIA)                                        1,200,000                    1,220,424
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
   Series I 5.25% 7/1/33                                              12,000,000                   12,948,720
   Series J 5.00% 7/1/36 (AMBAC)                                       1,000,000                    1,095,190
Virgin Islands Water & Power Authority Water System
   Revenue 5.50% 7/1/17                                                  510,000                      526,422
                                                                                 -----------------------------
                                                                                                   50,831,611
                                                                                 -----------------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                5,000,000                    6,012,350
   5.50% 2/15/26 (FGIC)                                                2,590,000                    3,135,325
Pennsylvania State Turnpike Commission Series A
   5.00% 12/1/34 (AMBAC)                                                 500,000                      533,330
                                                                                 -----------------------------
                                                                                                    9,681,005
                                                                                 -----------------------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00%
   11/1/18 (FSA)                                                       1,000,000                    1,090,080
Augusta, Georgia Water & Sewer Revenue 5.25%
   10/1/34 (FSA)                                                       4,375,000                    4,786,206
Clovis, California Public Financing Authority
   Wastewater Revenue 5.25% 8/1/30 (MBIA)                              1,000,000                    1,097,600
Fulton County, Georgia Water & Sewer Revenue
   5.25% 1/1/35 (FGIC)                                                 1,000,000                    1,088,900
Green Bay, Wisconsin Water Systems Revenue
   Refunding and Improvements Bonds 5.25%
   11/1/22 (FSA)                                                       1,000,000                    1,105,180
New York City, New York Municipal Water Finance
   Authority Water & Sewer System Revenue
   Series A 5.125% 6/15/34                                            12,125,000                   12,927,432
West Virginia State Water Development Authority
   Revenue (Loan Program III) Series A 6.375%
   7/1/39 (AMBAC)(AMT)                                                 2,890,000                    3,249,892
                                                                                 -----------------------------
                                                                                                   25,345,290
                                                                                 -----------------------------
Total Municipal Bonds                                                                             518,399,711
                                                                                 -----------------------------

Short-Term Investments
oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial
   Development Authority Revenue (Archdiocese of
   Philadelphia) 2.30% 7/1/31                                          6,000,000                    6,000,000
Pennsylvania Turnpike Commission Series Q -
   Pennsylvania 2.30% 6/1/27                                           4,400,000                    4,400,000
Philadelphia, Pennsylvania Authority for Industrial
   Development Revenue (Newcourtland Elder
   Services Project) 2.30% 3/1/27 (LOC PNC Bank)                      10,000,000                   10,000,000
                                                                                 -----------------------------
                                                                                                   20,400,000
                                                                                 -----------------------------
Total Short-Term Investments                                                                       20,400,000
                                                                                 -----------------------------

                                                                                 -----------------------------
Total Investments at Market                                                                       538,799,711
                                                                                 -----------------------------

Total Investments at Cost                                                                       $ 497,864,416
                                                                                 -----------------------------

--------------------------------------------------------------------------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance
VA - Insured by the Veterans Administration

§  Pre-Refunded  Bonds are municipals that are generally  backed or secured by
     U.S.  Treasury  bonds.  For  Pre-Refunded  Bonds,  the stated  maturity  is followed by the year in which the bond is pre-refunded.

o    Variable  rate notes.  The interest rate shown is the rate as of August 31,
     2005.

&    An  inverse  floater  bond is a type  of bond  with  variable  or  floating interest rates that move in the opposite  direction of short-term  interest rates. Interest rate disclosed is in effect as of August 31, 2005.

‡   Non-income producing security. Security is currently in default.

(A) No adjustments  are shown to the unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment advisor of any of the Funds  from  buying or  selling  securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2005
(Unaudited)
                                                                                                   Delaware Tax-
                                                                                                   Free USA Fund
                                         Delaware Tax-        Delaware Tax Free   Pro Forma            Pro Forma
                                         Free USA Fund             Insured Fund   Adjustments           Combined
                                      -----------------   ---------------------   -----------    ----------------
Assets

Investments, at market value             $ 478,707,931            $ 60,091,780           $ -       $ 538,799,711
Cash                                         9,275,957                 531,670                         9,807,627
Receivable for securities sold               2,667,450                       -                         2,667,450
Receivable for fund shares sold                 84,296                 217,624                           301,920
Interest receivable                          5,663,922                 721,654                         6,385,576
                                      -----------------   ---------------------   -----------    ----------------
         Total Assets                      496,399,556              61,562,728             -         557,962,284
                                      -----------------   ---------------------   -----------    ----------------

Liabilities

Accrued expenses and other
  liabilities                                1,384,449                 167,830                         1,552,279
Payable for securities purchased            18,563,400                       -                        18,563,400
Payable for fund shares purchased                                                                              -
Transaction costs payable                            -                       -        13,746 *            13,746
                                      -----------------   ---------------------   -----------    ----------------
Total Liabilities                           19,947,849                 167,830        13,746          20,129,425
                                      -----------------   ---------------------   -----------    ----------------
Net Assets                               $ 476,451,707            $ 61,394,898     $ (13,746)      $ 537,832,859
                                      =================   =====================   ===========    ================

Investment at Cost                       $ 441,884,365            $ 55,980,051           $ -       $ 497,864,416

Analysis of Net Assets

Accumulated paid in capital              $ 447,927,164            $ 56,575,484           $ -       $ 504,502,648
Distributions in excess of net
  investment income                            (12,071)                 (1,790)      (13,746)*           (27,607)
Accumulated net realized gain
  (loss) on investments                     (8,286,952)                709,475                        (7,577,477)
Unrealized appreciation of
  investments                               36,823,566               4,111,729                        40,935,295
                                      -----------------   ---------------------   -----------    ----------------
Net Assets                               $ 476,451,707            $ 61,394,898     $ (13,746)      $ 537,832,859
                                      =================   =====================   ===========    ================

*    Adjustment  reflects  the costs of the  transaction  to be  incurred by the funds.

Shares Outstanding                          40,516,197               5,444,317      (222,678)         45,737,836

Retail Class A Shares                       38,605,351               4,637,117      (189,728)         43,052,740
Retail Class B Shares                        1,403,728                 544,550       (22,262)          1,926,016
Retail Class C Shares                          507,118                 262,650       (10,688)            759,080

Net Assets:

Retail Class A Shares                    $ 453,981,230            $ 52,291,497       (12,403)      $ 506,260,324
Retail Class B Shares                       16,506,985               6,140,880          (925)         22,646,940
Retail Class C Shares                        5,963,492               2,962,521          (418)          8,925,595

Net asset value per share:

Retail Class A Shares                           $11.76                  $11.28                            $11.76
Retail Class B Shares                           $11.76                  $11.28                            $11.76
Retail Class C Shares                           $11.76                  $11.28                            $11.76

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2005
(Unaudited)

                                                                                                  Delaware Tax-
                                                                                                  Free USA Fund
                                              Delaware Tax-   Delaware Tax Free    Pro Forma          Pro Forma
                                              Free USA Fund        Insured Fund    Adjustments         Combined
                                          -----------------   ------------------   -----------    -------------

Investment Income
  Interest income                             $ 25,231,691          $ 2,952,129        $ -         $ 28,183,820
                                          -----------------   ------------------  ---------       -------------

Expenses
  Management fees                                2,621,345              309,141     30,943  (A)       2,961,429
  Distribution expenses - Class A                1,229,782              144,780                       1,374,562
  Distribution expenses - Class B                  189,661               62,930                         252,591
  Distribution expenses - Class C                   58,662               23,137                          81,799
  Dividend disbursing and transfer agent
    fees and expenses                              307,953               35,772                         343,725
  Accounting and administration expenses           165,019               21,394                         186,413
  Reports and statements to shareholders            61,001                5,027                          66,028
  Legal and professional fees                       72,803               18,171    (12,000) (B)          78,974
  Registration fees                                 55,087               35,615    (35,415) (B)          55,287
  Insurance fees                                    30,506                4,337                          34,843
  Trustees' fees                                    24,809                3,217                          28,026
  Custodian fees                                    17,682                2,360       (801) (B)          19,241
  Pricing fees                                       4,179                1,608     (1,608) (B)           4,179
  Taxes (other than taxes on income)                 2,785                  365                           3,150
  Other                                             17,445                2,757                          20,202
                                          -----------------   ------------------  ---------       -------------
                                                 4,858,719              670,611    (18,881)           5,510,449
  Less expenses absorbed or waived                (375,304)             (29,966)   (52,973) (C)        (458,243)
  Less waived distribution expenses
     - Class A                                    (194,110)             (22,759)                       (216,869)
  Less expenses paid indirectly                    (12,079)              (1,583)     1,583  (B)         (12,079)
                                          -----------------   ------------------  ---------       -------------
  Total expenses                                 4,277,226              616,303    (70,271)           4,823,258
                                          -----------------   ------------------  ---------       -------------

Net Investment Income                           20,954,465            2,335,826     70,271           23,360,562
                                          -----------------   ------------------  ---------       -------------

Net Realized and Unrealized Gain/(Loss)
on Investments:
  Net realized gain on investments               2,541,488              837,585          -            3,379,073
  Change in unrealized appreciation/
    (depreciation) of investments                9,862,168              173,220          -           10,035,388
                                          -----------------   ------------------  ---------       -------------
Net Realized and Unrealized Gain
on Investments                                  12,403,656            1,010,805          -           13,414,461

Change in Net Assets Resulting
from Operations                               $ 33,358,121          $ 3,346,631   $ 70,271         $ 36,775,023
                                          =================   ==================  =========       =============

(A)  Increase to reflect higher management fee for the surviving fund.

(B)  Decrease to reflect appropriate expense levels by merging the funds.

(C)  Increase to reflect appropriate expense levels by merging the funds.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers three series: Delaware Tax-Free Insured Fund, Delaware Tax-Free
USA Fund and Delaware Tax-Free USA Intermediate Fund. These financial statements and related  notes pertain to the Delaware  Tax-Free USA Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C shares.  Class A shares are sold with a front-end  sales charge of up to 4.50%. Class B shares are sold with a contingent  deferred sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

1. Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the  proposed  acquisition  of  Delaware  Tax-Free  Insured  Fund by Delaware
Tax-Free  USA Fund,  as if such  acquisition  had taken place as of September 1,
2004.

Under the  terms of the Plan of  Reorganization,  the  combination  of  Delaware
Tax-Free Insured Fund and Delaware  Tax-Free USA Fund will be accounted for by a
method  of  accounting  for  tax-free  mergers  of  investment  companies.   The
acquisition  would  be  accomplished  by an  acquisition  of the net  assets  of
Delaware  Tax-Free Insured Fund in exchange for shares of the Delaware  Tax-Free
USA Fund at net asset value.  The  statement of assets and  liabilities  and the related  statement of operations of Delaware  Tax-Free Insured Fund and Delaware
Tax-Free  USA Fund have been  combined  as of and for the  twelve  months  ended
August 31, 2005.

The  accompanying pro forma financial  statements  should be read in conjunction with the  financial  statements of Delaware  Tax-Free  Insured Fund and Delaware
Tax-Free USA Fund included in their annual report dated August 31, 2005.

The following notes refer to the accompanying pro forma financial  statements as if the above-mentioned acquisition of Delaware Tax-Free Insured Fund by Delaware
Tax-Free USA Fund had taken place as of September 1, 2004.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive  earnings  credits from its  custodian  when  positive cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended August 31, 2005 were approximately  $12,079.
The  expenses  paid under the above  arrangement  is included in the  "custodian fees"  expense  caption on the Statement of  Operations  with the  corresponding expense offset shown as "expenses paid indirectly."

3. Investment Management,  Administration Agreements and Other Transactions with
Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, and extraordinary  expenses,  do not exceed 0.62% of average daily net assets of the Fund for at least one year after the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  Effective May
19, 2005,  each Fund pays DSC a monthly fee computed at the annual rate of 0.04%
of each  Fund's  average  daily net assets  for  accounting  and  administration services.  Prior to May 19,  2005,  the Fund  paid DSC a  monthly  fee  based on average net assets subject to certain minimums for accounting and administration services.  The Fund paid DSC a monthly  fee based on the  number of  shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class  B and C  shares.  The  Board  of  Trustees  has  adopted  a  formula  for calculating  12b-1 plan fees for Class A shares that went into effect on June 1,
1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the  average  daily net assets  representing  shares that were acquired prior to June 1, 1992 and 0.30%,  waived to 0.25%,  of the average daily net assets  representing  shares  that were  acquired  on or after June 1,
1992. The  contractual  12b-1 fee waiver of 0.25% of average daily net assets is applied to the Class A shares of the Fund  acquired  on or after June 1, 1992 in calculating  the applicable  12b-1 fee rate. All Class A shareholders  will bear
12b-1 fees at the same rate,  the blended rate based upon the  allocation of the rates described  above.  DDLP has contracted to waive  distribution  and service fees through December 31, 2006 in order to prevent distribution and service fees of Class A from exceeding 0.25% of the average daily net assets.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

4. Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $177,300,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2005, or at any time during the period.

5.  Credit and Market Risks
The Fund concentrates  it's investments in securities issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Statements of Net Assets.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At
August 31, 2005,  there were no Rule 144A securities and no securities have been
determined  to  be  illiquid  under  the  Funds'  liquidity  procedures.   While
maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining  whether individual  securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

6. Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current refunding".  "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from  Moody's,  S&P,  and/or Fitch due to the strong  credit  quality of the escrow  securities and the irrevocable  nature of the escrow deposit  agreement.
Tax Free Insured Funds will  purchase  escrow  secured bonds without  additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

7. Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                % of Total
                                                                                Investments
                                                                                (Pro Forma           Delaware Tax-Free USA Fund
                                                                                Combined)             Par          Market Value
                                                                                -------------- -----------------------------------
                                                                                -------------- -----------------------------------

Municipal Bonds                                                                      96.19%
Airline Revenue Bonds                                                                 0.54%
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project)
  Series A 7.00% 4/1/25 (AMT)                                                                      $1,300,000         $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
  Corp.) 7.35% 12/1/11                                                                              2,250,000          2,252,880
                                                                                                                  --------------
                                                                                                                       3,440,742
                                                                                                                  --------------

Airport Revenue Bonds                                                                 2.05%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                            2,500,000          2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                                       2,395,000          2,431,931
Dallas-Fort Worth, Texas International Airport Revenue Series A
  5.50% 11/1/31 (FGIC)(AMT)                                                                                 0                  0
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                           920,000            966,892
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                                        2,000,000          2,087,100
Portland Airport Revenue (Portland International Airport) Series 11
  5.625% 7/1/26 (FGIC)(AMT)                                                                                 0                  0
St. Louis Airport (Capital Improvement Project) Series A
  5.375% 7/1/21 (MBIA)                                                                                      0                  0
                                                                                                                  --------------
                                                                                                                       8,028,123
                                                                                                                  --------------

City General Obligation Bonds                                                         3.37%
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                                   0                  0
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                          0                  0
New York City, New York
  Series H 6.125% 8/1/25                                                                            4,245,000          4,511,798
  Series I 5.125% 3/1/23                                                                            5,875,000          6,262,398
  Series J 5.25% 6/1/28                                                                             5,400,000          5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                           0                  0
                                                                                                                  --------------
                                                                                                                      16,591,886
                                                                                                                  --------------

Continuing Care/Retirement Revenue Bonds                                              1.50%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                             3,000,000          3,148,440
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00% 8/1/31                                                                                      1,777,611          1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                          1,000,000          1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                              2,000,000          2,172,740
                                                                                                                  --------------
                                                                                                                       8,155,709
                                                                                                                  --------------

Corporate-Backed Revenue Bonds                                                        2.81%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                                        2,000,000          2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                                            1,695,000          1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                                  800,000            228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                                2,000,000          2,120,260
Missouri State Development Finance Board Infrastructure Facilities
  (Triumph Foods Project) Series A 5.25% 3/1/25                                                             0                  0
Phenix City, Alabama Industrial Development Board Environmental
  Improvement Revenue (Mead Westvaco Corporation Project)
  Series A 6.35% 5/15/35 (AMT)                                                                      3,000,000          3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
  6.25% 11/15/13                                                                                    1,250,000          1,303,338
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95%
  11/15/25 (AMT)                                                                                    5,000,000          5,299,800
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                                        0                  0
                                                                                                                  --------------
                                                                                                                      16,012,574
                                                                                                                  --------------

Dedicated Tax & Fees Revenue Bonds                                                    4.05%
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                                     1,000,000          1,058,180
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                                      0                  0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                                    10,000,000         10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
  5.50% 6/15/331                                                                                            0                  0
  5.75% 6/15/34                                                                                     2,000,000          2,151,860
New York City, New York Transitional Finance Authority Series D
  5.00% 2/1/31                                                                                      5,000,000          5,267,150
New York State Sales Tax Asset Receivables Series A 5.25%
  10/15/27 (AMBAC)                                                                                          0                  0
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
  Sales Tax 5.75% 10/1/20 (MBIA)                                                                            0                  0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue
  6.30% 7/1/16                                                                                      1,000,000          1,019,300
                                                                                                                  --------------
                                                                                                                      20,213,290
                                                                                                                  --------------

Escrowed to Maturity Bonds                                                            6.99%
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                      0                  0
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  (Private Mortgage Insurance) 6.10% 3/1/16                                                                 0                  0
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                                                       0                  0
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                             5,555,000          6,476,408
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                               5,000,000          5,715,200
  5.50% 1/1/15 (FGIC)                                                                               7,310,000          8,405,477
  5.50% 1/1/16 (FGIC)                                                                                       0                  0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                              13,535,000         16,953,399
Umatilla County Hospital Facility Authority Revenue (Catholic Health
  Initiatives) Series A 5.50% 3/1/32                                                                        0                  0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                              2,200,000          2,833,490
                                                                                                                  --------------
                                                                                                                      40,383,974
                                                                                                                  --------------

Higher Education Revenue Bonds                                                        9.60%
Amherst, New York Industrial Development Agency Civic Facilities
  Revenue (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                       0                  0
Chattanooga Tennessee Health Educational & Housing Facilities
  Board Revenue Series A 5.125% 10/1/35                                                             3,500,000          3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                                      5,000,000          5,420,200
  6.25% 5/1/34                                                                                              0                  0
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                               1,125,000          1,192,601
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                                         0                  0
Massachusetts State Industrial Finance Agency Revenue Higher
  Education (Clark University Project) 6.10% 7/1/16                                                         0                  0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                                     1,000,000          1,071,430
  6.125% 10/1/29                                                                                    1,000,000          1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                              1,000,000          1,092,630
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                    0                  0
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                                 3,070,000          3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                                    2,085,000          2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                                    20,000,000         23,918,200
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                                0                  0
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                                       0                  0
  ^5.50% 7/1/21 (MBIA)                                                                                      0                  0
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A 5.45% 10/1/32                                                0                  0
  (College Independent Student Housing Project)
  Series A 5.25% 7/1/30 (XLCA)                                                                              0                  0
  (Linfield College Project) Series A 5.00% 10/1/30                                                         0                  0
  (Willamette University Project) Series A
  5.00% 10/1/34 (FGIC)                                                                                      0                  0
  5.125% 10/1/25 (FGIC)                                                                                     0                  0
Pennsylvania State Higher Educational Facilities Authority Revenue
  (Widener University) 5.375% 7/15/29                                                                       0                  0
University Massachusetts Building Authority Revenue
  (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                                         0                  0
University of Central Florida Athletics Association Certificates of
  Participation Series A 5.25% 10/1/34 (FGIC)                                                               0                  0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                               1,000,000          1,060,090
                                                                                                                  --------------
                                                                                                                      43,585,942
                                                                                                                  --------------

Hospital Revenue Bonds                                                               10.42%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                            3,000,000          3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                             1,000,000          1,011,810
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                         0                  0
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                                        0                  0
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                                     1,000,000          1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                             7,500,000          8,064,300
Deschutes County Hospital Facilities Authority Hospital Revenue
  (Cascade Health Services) 5.60% 1/1/32                                                                    0                  0
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                             5,825,000          6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                              2,355,000          2,558,189
Hannibal Industrial Development Authority Health Facilities Revenue
  Refunding (Hannibal Regional Hospital) Series A
  5.625% 3/1/12 (FSA)                                                                                       0                  0
  5.75% 3/1/22 (FSA)                                                                                        0                  0
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                         3,140,000          3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                                 2,000,000          2,141,020
Joplin Industrial Development Authority Health Facilities Revenue
  (Freeman Health System Project)
  5.375% 2/15/35                                                                                            0                  0
  5.75% 2/15/35                                                                                             0                  0
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project) Series B
  5.75% 7/1/33                                                                                              0                  0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                                        1,500,000          1,558,530
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                          2,345,000          2,420,063
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                            3,500,000          3,718,925
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                  2,500,000          2,688,000
  (Trinity Health Credit) Series C 5.375% 12/1/30                                                   6,000,000          6,380,400
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                                                       0                  0
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                           0                  0
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                          3,000,000          3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                                2,500,000          2,584,600
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                                 1,250,000          1,320,963
North Kansas City Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                                      0                  0
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                           1,750,000          1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                               4,000,000          4,198,840
                                                                                                                  --------------
                                                                                                                      57,539,676
                                                                                                                  --------------

Investor Owned Utilities Revenue Bonds                                                8.44%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                              3,500,000          3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                         8,000,000          8,127,199
Mason County, West Virginia Pollution Control Revenue (Appalachian
  Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                                         0                  0
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875%
  7/23/09 (AMT)                                                                                     3,050,000          3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                              3,000,000          3,084,480
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph Light &
  Power Company Project) 5.85% 2/1/13 (AMBAC)                                                               0                  0
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                                      3,250,000          3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                              4,250,000          4,555,703
  6.625% 12/1/24                                                                                    4,500,000          4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                               2,000,000          2,089,520
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                             4,000,000          4,145,760
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC)(AMT)                                                                                0                  0
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                               3,500,000          3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                         5,000,000          5,190,600
                                                                                                                  --------------
                                                                                                                      45,973,855
                                                                                                                  --------------

Miscellaneous Revenue Bonds                                                           1.24%
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                                      1,500,000          1,508,235
  5.125% 1/1/37                                                                                     1,500,000          1,513,740
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control  Revenue Unrefunded Balance
  (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                                0                  0
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                                       0                  0
Oregon State Department of Administrative Services Lottery Revenue
  Refunding Series A 5.00% 4/1/18 (FSA)                                                                     0                  0
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                              2,000,000          2,326,240
                                                                                                                  --------------
                                                                                                                       5,348,215
                                                                                                                  --------------

Multifamily Housing Revenue Bonds                                                     2.34%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA)(AMT)                                                                                 0                  0
Illinois Development Finance Authority Revenue (Section 8) Series A
  5.80% 7/1/28 (FHA)(MBIA)                                                                                  0                  0
Illinois Housing Development Authority Multi Family Revenue (Crystal
  Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                                       0                  0
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                        1,455,000          1,545,254
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                                    0                  0
  San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                                 0                  0
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                                     1,300,000          1,330,758
Oregon Health, Housing, Educational, & Cultural Facilities Authority
  (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                                     0                  0
St. Louis County Industrial Development Authority Housing
  Development Revenue Refunding Sub (Southfield & Oak Forest
  Apartment-A) 5.20% 1/20/36 (GNMA)                                                                         0                  0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                         1,500,000          1,547,415
                                                                                                                  --------------
                                                                                                                       4,423,427
                                                                                                                  --------------

Municipal Lease Revenue Bonds                                                         5.91%
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                   5,000,000          5,618,500
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                                       2,750,000          2,972,035
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                                            0                  0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue
  Series 2005A 5.00% 6/1/21 (AMBAC)                                                                         0                  0
  Series A 5.00% 6/1/45 (AMBAC)                                                                    10,000,000         10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                 350,000            333,907
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                               0                  0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                                     1,000,000          1,061,860
  5.50% 12/1/24                                                                                       980,000          1,047,973
  5.625% 12/1/28                                                                                    2,930,000          3,146,498
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Crackerneck Creek Project) Series C 5.00% 3/1/26                                                 0                  0
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                                   0                  0
Oregon State Department of Administrative Services Certificates of
  Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                                               0                  0
  Series C 5.25% 11/1/15 (MBIA)                                                                             0                  0
St. Charles County Public Water Supply District #2 Certificate of
  Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                                             0                  0
  Series B 5.10% 12/1/25 (MBIA)                                                                             0                  0
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                                          0                  0
^St. Louis Industrial Development Authority Leasehold Revenue
  (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                                           0                  0
                                                                                                                  --------------
                                                                                                                      24,615,373
                                                                                                                  --------------

Political Subdivision General Obligation Bonds                                        0.64%
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                              0                  0
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                          0                  0
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                             0                  0
Taney County Reorganization School District R-V Hollister School
  District 5.00% 3/1/22 (FSA)                                                                               0                  0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                             0                  0
                                                                                                                  --------------
                                                                                                                               -
                                                                                                                  --------------

ss.Pre-Refunded Bonds - 12.21%                                                       10.48%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                                         0                  0
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                           1,000,000          1,023,420
Deschutes County Administrative School District #1 Series A
  5.125% 6/15/21-11 (FSA)                                                                                   0                  0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                                   7,500,000          8,519,850
  5.625% 6/1/38-13                                                                                  7,500,000          8,583,074
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                                     0                  0
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                                     0                  0
Kansas City Land Clearance Redevelopment Authority Lease
  Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                                0                  0
Liberty Sewer System Revenue
  6.15% 2/1/15-09 (MBIA)                                                                                    0                  0
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                                    0                  0
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                                     0                  0
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                                  8,130,000          8,161,544
  8.125% 10/1/21-05                                                                                 4,000,000          4,097,200
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                                 2,070,000          2,337,527
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (Central Missouri State University Project)
  5.75% 10/1/25-05 (AMBAC)                                                                                  0                  0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                       0                  0
New York City, New York Series H 6.125% 8/1/25-07                                                     755,000            808,401
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                                       0                  0
Oregon State Department of Administrative Services Certificates of
  Participation Series A 5.80% 5/1/24-07 (AMBAC)                                                            0                  0
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                             4,000,000          4,623,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                          0                  0
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                                  3,495,000          3,849,288
  5.375% 7/1/21-07 (MBIA)                                                                              50,000             52,954
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                                         0                  0
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                                  1,000,000          1,051,950
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                          0                  0
St. Louis Municipal Finance Corporation Leasehold Revenue
  Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                                       0                  0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                                  0                  0
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                               835,000            948,877
                                                                                                                  --------------
                                                                                                                      44,057,845
                                                                                                                  --------------

Public Power Revenue Bonds                                                            2.72%
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                             15,000,000         16,107,450
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                                     0                  0
                                                                                                                  --------------
                                                                                                                      16,107,450
                                                                                                                  --------------

Public Utility District Revenue Bonds                                                 2.63%
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                 5,000,000          5,333,950
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                             0                  0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                    10,000,000         10,531,300
                                                                                                                  --------------
                                                                                                                      15,865,250
                                                                                                                  --------------

School District General Obligation Bonds                                              2.20%
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                                   0                  0
Camdenton Reorganized School District R-III Camden County
  Refunding & Improvement 5.25% 3/1/24 (FSA)                                                                0                  0
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                                   0                  0
Clackamas County School District #12 (North Clackamas)
  5.00% 6/15/16 (FSA)                                                                                       0                  0
Greene County Reorganization School District R8 (Direct Deposit
  Project) 5.10% 3/1/22 (FSA)                                                                               0                  0
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                                 0                  0
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                         0                  0
Lane County School District #19 Springfield Refunding
  6.00% 10/15/14 (FGIC)
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                                     2,160,000          2,382,286
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                         0                  0
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                                      0                  0
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                                      0                  0
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                                 0                  0
^St. Charles County Francis Howell School District (Capital
  Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                                         0                  0
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22
  (AMBAC)                                                                                                   0                  0
                                                                                                                  --------------
                                                                                                                       2,382,286
                                                                                                                  --------------

Single Family Housing Revenue Bonds                                                   0.60%
Missouri State Housing Development Commission Mortgage
  Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                                           0                  0
Missouri State Housing Development Commission Mortgage
  Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                                     0                  0
  Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                                     0                  0
  Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                                     0                  0
Missouri State Housing Development Commission Mortgage Revenue
  Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                                           0                  0
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                        310,000            313,896
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                                  265,000            275,873
New Mexico Mortgage Finance Authority Single Family Mortgage
  Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                                                0                  0
Oregon State Housing & Community Services Department Mortgage
  Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                                       0                  0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                     215,000            215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                          20,000             20,431
                                                                                                                  --------------
                                                                                                                         826,058
                                                                                                                  --------------

Tax Increment / Special Assessment Bonds                                              0.37%
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                  1,000,000          1,074,170
Portland River District Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.00% 6/15/23 (AMBAC)                                                                   0                  0
Portland, Oregon Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.25% 6/15/20 (FGIC)                                                                    0                  0
                                                                                                                  --------------
                                                                                                                       1,074,170
                                                                                                                  --------------

Territorial General Obligation Bonds                                                  1.77%
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                                  0                  0
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                               8,000,000          9,485,520
                                                                                                                  --------------
                                                                                                                       9,485,520
                                                                                                                  --------------

Territorial Revenue Bonds                                                             9.64%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series A 4.75% 7/1/38 (MBIA)                                                                              0                  0
  Series E 5.50% 7/1/19 (FSA)                                                                               0                  0
  Series G 5.00% 7/1/42                                                                             6,750,000          7,063,335
  Series J 5.50% 7/1/22                                                                                     0                  0
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                                   1,000,000          1,056,880
^Puerto Rico Commonwealth Infrarastructure Financing Authority
  Series A 0.00% 7/1/30 (FGIC)                                                                              0                  0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                             8,000,000          8,436,240
Puerto Rico Commonwealth Public Improvement (Unrefunded
  Balance) 5.125% 7/1/30 (FSA)                                                                              0                  0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                  6,880,000          7,209,483
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                            6,000,000          6,448,980
  Series NN 5.125% 7/1/29                                                                                   0                  0
  Series PP 5.00% 7/1/25 (FGIC)                                                                             0                  0
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
  ROLs 6.345% 7/1/19 (FSA)                                                                                  0                  0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                     1,240,000          1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                               1,200,000          1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                            12,000,000         12,948,720
  Series J 5.00% 7/1/36 (AMBAC)                                                                             0                  0
University of the Virgin Islands Series A 5.375% 6/1/34                                                     0                  0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                              510,000            526,422
                                                                                                                  --------------
                                                                                                                      46,179,351
                                                                                                                  --------------

Turnpike / Toll Road Revenue Bonds                                                    1.53%
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                              5,000,000          6,012,350
  5.50% 2/15/26 (FGIC)                                                                              2,590,000          3,135,325
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                                       0                  0
                                                                                                                  --------------
                                                                                                                       9,147,675
                                                                                                                  --------------

Water & Sewer Revenue Bonds                                                           4.36%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                            0                  0
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                          3,375,000          3,692,216
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                                                       0                  0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                            0                  0
Green Bay, Wisconsin Water Systems Revenue Refunding and
  Improvements Bonds 5.25% 11/1/22 (FSA)                                                                    0                  0
Metropolitan St. Louis Sewer District Wastewater Revenue
  5.00% 5/1/34 (MBIA)                                                                                       0                  0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                                          0                  0
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                                     12,125,000         12,927,432
Portland Sewer Systems Revenue (Second Lien) Series A
  5.00% 6/1/23 (FSA)                                                                                        0                  0
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                  2,890,000          3,249,892
                                                                                                                      19,869,540
                                                                                                                  --------------
Total Municipal Bonds                                                                                                459,307,931
                                                                                                                  --------------

Short-Term Investments                                                                3.81%
Money Market Instruments                                                              0.43%
Dreyfus Tax-Exempt Cash Management Fund                                                                     0                  0
                                                                                                                  --------------
                                                                                                                               -
                                                                                                                  --------------

oVariable Rate Demand Notes                                                           3.38%
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                                6,000,000          6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                               4,400,000          4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                 9,000,000          9,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
  Project) 2.40% 12/1/11 UBC                                                                                0                  0
                                                                                                                  --------------
                                                                                                                      19,400,000
                                                                                                                  --------------
Total Short Term Investments                                                                                          19,400,000
                                                                                                                  --------------

                                                                                                                  --------------
Total Investments at Market                                                         100.00%                          478,707,931
                                                                                                                  --------------

Total Investments at Cost                                                                                            441,884,365
                                                                                                                  --------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                Delaware Tax Free Insured Fund
                                                                                   Par         Market Value
                                                                                --------------------------------
                                                                                --------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project)
  Series A 7.00% 4/1/25 (AMT)                                                             $0                $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
  Corp.) 7.35% 12/1/11                                                                     0                 0
                                                                                            ------------------
                                                                                                             -
                                                                                            ------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                   0                 0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                              0                 0
Dallas-Fort Worth, Texas International Airport Revenue Series A
  5.50% 11/1/31 (FGIC)(AMT)                                                        1,500,000         1,602,780
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                0                 0
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                               0                 0
Portland Airport Revenue (Portland International Airport) Series 11
  5.625% 7/1/26 (FGIC)(AMT)                                                                0                 0
St. Louis Airport (Capital Improvement Project) Series A
  5.375% 7/1/21 (MBIA)                                                                     0                 0
                                                                                            ------------------
                                                                                                     1,602,780
                                                                                            ------------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                  0                 0
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                 1,250,000         1,410,225
New York City, New York
  Series H 6.125% 8/1/25                                                                   0                 0
  Series I 5.125% 3/1/23                                                                   0                 0
  Series J 5.25% 6/1/28                                                                    0                 0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                  2,000,000         2,229,660
                                                                                            ------------------
                                                                                                     3,639,885
                                                                                            ------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                            1,275,000         1,338,087
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00% 8/1/31                                                                             0                 0
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                 0                 0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                     0                 0
                                                                                            ------------------
                                                                                                     1,338,087
                                                                                            ------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Projec‡t) 6.375% 4/1/21 (AMT)                                               0                 0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                                   0                 0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                       0                 0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                 750,000           795,098
Missouri State Development Finance Board Infrastructure Facilities
  (Triumph Foods Project) Series A 5.25% 3/1/25                                            0                 0
Phenix City, Alabama Industrial Development Board Environmental
  Improvement Revenue (Mead Westvaco Corporation Project)
  Series A 6.35% 5/15/35 (AMT)                                                             0                 0
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
  6.25% 11/15/13                                                                           0                 0
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95%
  11/15/25 (AMT)                                                                           0                 0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                       0                 0
                                                                                            ------------------
                                                                                                       795,098
                                                                                            ------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                            0                 0
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                     0                 0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                            0                 0
New Jersey Economic Development Authority (Cigarette Tax)
  5.50% 6/15/331                                                                   1,000,000         1,058,090
  5.75% 6/15/34                                                                            0                 0
New York City, New York Transitional Finance Authority Series D
  5.00% 2/1/31                                                                             0                 0
New York State Sales Tax Asset Receivables Series A 5.25%
  10/15/27 (AMBAC)                                                                 1,000,000         1,103,150
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
  Sales Tax 5.75% 10/1/20 (MBIA)                                                   1,000,000         1,210,050
Truth or Consequences, New Mexico Gross Receipts Tax Revenue
  6.30% 7/1/16                                                                             0                 0
                                                                                            ------------------
                                                                                                     3,371,290
                                                                                            ------------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                     0                 0
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  (Private Mortgage Insurance) 6.10% 3/1/16                                                0                 0
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                                      0                 0
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                    0                 0
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                      0                 0
  5.50% 1/1/15 (FGIC)                                                                      0                 0
  5.50% 1/1/16 (FGIC)                                                              1,000,000         1,154,750
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                      0                 0
Umatilla County Hospital Facility Authority Revenue (Catholic Health
  Initiatives) Series A 5.50% 3/1/32                                                       0                 0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                     0                 0
                                                                                            ------------------
                                                                                                     1,154,750
                                                                                            ------------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities
  Revenue (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)              1,300,000         1,459,860
Chattanooga Tennessee Health Educational & Housing Facilities
  Board Revenue Series A 5.125% 10/1/35                                                    0                 0
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                             0                 0
  6.25% 5/1/34                                                                     1,000,000         1,031,210
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                      0                 0
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                  500,000           535,695
Massachusetts State Industrial Finance Agency Revenue Higher
  Education (Clark University Project) 6.10% 7/1/16                                1,250,000         1,296,988
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                            0                 0
  6.125% 10/1/29                                                                           0                 0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                     0                 0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                   0                 0
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                        0                 0
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                           0                 0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                            0                 0
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                       1,000,000         1,104,470
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                      0                 0
  ^5.50% 7/1/21 (MBIA)                                                                     0                 0
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A 5.45% 10/1/32                               0                 0
  (College Independent Student Housing Project)
  Series A 5.25% 7/1/30 (XLCA)                                                     1,000,000         1,088,440
  (Linfield College Project) Series A 5.00% 10/1/30                                        0                 0
  (Willamette University Project) Series A
  5.00% 10/1/34 (FGIC)                                                                     0                 0
  5.125% 10/1/25 (FGIC)                                                                    0                 0
Pennsylvania State Higher Educational Facilities Authority Revenue
  (Widener University) 5.375% 7/15/29                                              1,000,000         1,057,070
University Massachusetts Building Authority Revenue
  (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                1,000,000         1,082,370
University of Central Florida Athletics Association Certificates of
  Participation Series A 5.25% 10/1/34 (FGIC)                                        500,000           543,420
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                      0                 0
                                                                                            ------------------
                                                                                                     9,199,523
                                                                                            ------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                   0                 0
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                    0                 0
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                        0                 0
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                       0                 0
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                            0                 0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                    0                 0
Deschutes County Hospital Facilities Authority Hospital Revenue
  (Cascade Health Services) 5.60% 1/1/32                                                   0                 0
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                    0                 0
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                             1,000,000         1,086,280
Hannibal Industrial Development Authority Health Facilities Revenue
  Refunding (Hannibal Regional Hospital) Series A
  5.625% 3/1/12 (FSA)                                                                      0                 0
  5.75% 3/1/22 (FSA)                                                                       0                 0
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                0                 0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                        0                 0
Joplin Industrial Development Authority Health Facilities Revenue
  (Freeman Health System Project)
  5.375% 2/15/35                                                                           0                 0
  5.75% 2/15/35                                                                            0                 0
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project) Series B
  5.75% 7/1/33                                                                     1,000,000         1,075,190
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32                                               0                 0
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                 0                 0
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                   0                 0
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                         0                 0
  (Trinity Health Credit) Series C 5.375% 12/1/30                                          0                 0
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                                      0                 0
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                          0                 0
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                 0                 0
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                       0                 0
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                        0                 0
North Kansas City Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                     0                 0
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                  0                 0
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                      0                 0
                                                                                            ------------------
                                                                                                     2,161,470
                                                                                            ------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                     0                 0
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                0                 0
Mason County, West Virginia Pollution Control Revenue (Appalachian
  Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                3,000,000         3,351,840
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875%
  7/23/09 (AMT)                                                                            0                 0
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                     0                 0
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph Light &
  Power Company Project) 5.85% 2/1/13 (AMBAC)                                              0                 0
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                             0                 0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                               750,000           803,948
  6.625% 12/1/24                                                                           0                 0
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                      0                 0
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                    0                 0
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC)(AMT)                                                         500,000           537,630
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                      0                 0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                0                 0
                                                                                            ------------------
                                                                                                     4,693,418
                                                                                            ------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                             0                 0
  5.125% 1/1/37                                                                            0                 0
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control  Revenue Unrefunded Balance
  (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                               0                 0
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                      0                 0
Oregon State Department of Administrative Services Lottery Revenue
  Refunding Series A 5.00% 4/1/18 (FSA)                                                    0                 0
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                     0                 0
                                                                                            ------------------
                                                                                                             -
                                                                                            ------------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA)(AMT)                                                        1,150,000         1,220,702
Illinois Development Finance Authority Revenue (Section 8) Series A
  5.80% 7/1/28 (FHA)(MBIA)                                                         2,790,000         2,899,759
Illinois Housing Development Authority Multi Family Revenue (Crystal
  Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                              2,000,000         2,133,140
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                               0                 0
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                   0                 0
  San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                0                 0
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                            0                 0
Oregon Health, Housing, Educational, & Cultural Facilities Authority
  (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                    0                 0
St. Louis County Industrial Development Authority Housing
  Development Revenue Refunding Sub (Southfield & Oak Forest
  Apartment-A) 5.20% 1/20/36 (GNMA)                                                        0                 0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                0                 0
                                                                                            ------------------
                                                                                                     6,253,601
                                                                                            ------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                  1,000,000         1,123,700
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                              0                 0
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                           0                 0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue
  Series 2005A 5.00% 6/1/21 (AMBAC)                                                1,000,000         1,061,140
  Series A 5.00% 6/1/45 (AMBAC)                                                            0                 0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                      0                 0
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                        700,000           769,979
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                            0                 0
  5.50% 12/1/24                                                                    1,000,000         1,069,360
  5.625% 12/1/28                                                                           0                 0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Crackerneck Creek Project) Series C 5.00% 3/1/26                                0                 0
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                  0                 0
Oregon State Department of Administrative Services Certificates of
  Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                              0                 0
  Series C 5.25% 11/1/15 (MBIA)                                                            0                 0
St. Charles County Public Water Supply District #2 Certificate of
  Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                            0                 0
  Series B 5.10% 12/1/25 (MBIA)                                                            0                 0
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                         0                 0
^St. Louis Industrial Development Authority Leasehold Revenue
  (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                          0                 0
                                                                                            ------------------
                                                                                                     4,024,179
                                                                                            ------------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                             0                 0
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                         0                 0
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                      565,000           609,737
Taney County Reorganization School District R-V Hollister School
  District 5.00% 3/1/22 (FSA)                                                              0                 0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                            0                 0
                                                                                            ------------------
                                                                                                       609,737
                                                                                            ------------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                        0                 0
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                  0                 0
Deschutes County Administrative School District #1 Series A
  5.125% 6/15/21-11 (FSA)                                                                  0                 0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                  1,000,000         1,135,980
  5.625% 6/1/38-13                                                                         0                 0
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                    0                 0
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)            1,000,000         1,100,540
Kansas City Land Clearance Redevelopment Authority Lease
  Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                               0                 0
Liberty Sewer System Revenue
  6.15% 2/1/15-09 (MBIA)                                                                   0                 0
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                   0                 0
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                    0                 0
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                 1,500,000         1,505,819
  8.125% 10/1/21-05                                                                        0                 0
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                        0                 0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (Central Missouri State University Project)
  5.75% 10/1/25-05 (AMBAC)                                                                 0                 0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                      0                 0
New York City, New York Series H 6.125% 8/1/25-07                                          0                 0
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                      0                 0
Oregon State Department of Administrative Services Certificates of
  Participation Series A 5.80% 5/1/24-07 (AMBAC)                                           0                 0
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                    0                 0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                         0                 0
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                         0                 0
  5.375% 7/1/21-07 (MBIA)                                                                  0                 0
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                        0                 0
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                         0                 0
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                         0                 0
St. Louis Municipal Finance Corporation Leasehold Revenue
  Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                      0                 0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                         1,250,000         1,386,075
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                    0                 0
                                                                                            ------------------
                                                                                                     5,128,414
                                                                                            ------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                     0                 0
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                    0                 0
                                                                                            ------------------
                                                                                                             -
                                                                                            ------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                        0                 0
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                            0                 0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                            0                 0
                                                                                            ------------------
                                                                                                             -
                                                                                            ------------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                  0                 0
Camdenton Reorganized School District R-III Camden County
  Refunding & Improvement 5.25% 3/1/24 (FSA)                                               0                 0
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                  0                 0
Clackamas County School District #12 (North Clackamas)
  5.00% 6/15/16 (FSA)                                                                      0                 0
Greene County Reorganization School District R8 (Direct Deposit
  Project) 5.10% 3/1/22 (FSA)                                                              0                 0
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                0                 0
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                  490,000           528,328
Lane County School District #19 Springfield Refunding
  6.00% 10/15/14 (FGIC)
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                            0                 0
Lincoln County School District 5.25% 6/15/12 (FGIC)                                        0                 0
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)             1,000,000         1,342,280
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                     0                 0
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                          700,000           758,548
^St. Charles County Francis Howell School District (Capital
  Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                        0                 0
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22
  (AMBAC)                                                                                  0                 0
                                                                                            ------------------
                                                                                                     2,629,156
                                                                                            ------------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
  Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                          0                 0
Missouri State Housing Development Commission Mortgage
  Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                    0                 0
  Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                    0                 0
  Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                    0                 0
Missouri State Housing Development Commission Mortgage Revenue
  Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                          0                 0
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                             0                 0
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                       0                 0
New Mexico Mortgage Finance Authority Single Family Mortgage
  Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                         630,000           643,362
Oregon State Housing & Community Services Department Mortgage
  Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                      0                 0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                          0                 0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                              0                 0
                                                                                            ------------------
                                                                                                       643,362
                                                                                            ------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                         0                 0
Portland River District Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.00% 6/15/23 (AMBAC)                                                  0                 0
Portland, Oregon Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.25% 6/15/20 (FGIC)                                                   0                 0
                                                                                            ------------------
                                                                                                             -
                                                                                            ------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                 0                 0
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                              1,000,000         1,185,690
                                                                                            ------------------
                                                                                                     1,185,690
                                                                                            ------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series A 4.75% 7/1/38 (MBIA)                                                             0                 0
  Series E 5.50% 7/1/19 (FSA)                                                      3,000,000         3,557,070
  Series G 5.00% 7/1/42                                                                    0                 0
  Series J 5.50% 7/1/22                                                                    0                 0
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                          0                 0
^Puerto Rico Commonwealth Infrarastructure Financing Authority
  Series A 0.00% 7/1/30 (FGIC)                                                             0                 0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                    0                 0
Puerto Rico Commonwealth Public Improvement (Unrefunded
  Balance) 5.125% 7/1/30 (FSA)                                                             0                 0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                         0                 0
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                   0                 0
  Series NN 5.125% 7/1/29                                                                  0                 0
  Series PP 5.00% 7/1/25 (FGIC)                                                            0                 0
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
  ROLs 6.345% 7/1/19 (FSA)                                                                 0                 0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                            0                 0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                      0                 0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                    0                 0
  Series J 5.00% 7/1/36 (AMBAC)                                                    1,000,000         1,095,190
University of the Virgin Islands Series A 5.375% 6/1/34                                    0                 0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                   0                 0
                                                                                            ------------------
                                                                                                     4,652,260
                                                                                            ------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                     0                 0
  5.50% 2/15/26 (FGIC)                                                                     0                 0
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                500,000           533,330
                                                                                            ------------------
                                                                                                       533,330
                                                                                            ------------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                   1,000,000         1,090,080
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                         1,000,000         1,093,990
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                              1,000,000         1,097,600
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                   1,000,000         1,088,900
Green Bay, Wisconsin Water Systems Revenue Refunding and
  Improvements Bonds 5.25% 11/1/22 (FSA)                                           1,000,000         1,105,180
Metropolitan St. Louis Sewer District Wastewater Revenue
  5.00% 5/1/34 (MBIA)                                                                      0                 0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                         0                 0
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                             0                 0
Portland Sewer Systems Revenue (Second Lien) Series A
  5.00% 6/1/23 (FSA)                                                                       0                 0
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                         0                 0
                                                                                                     5,475,750
                                                                                            ------------------
Total Municipal Bonds                                                                               59,091,780
                                                                                            ------------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                    0                 0
                                                                                            ------------------
                                                                                                             -
                                                                                            ------------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                       0                 0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                      0                 0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                1,000,000         1,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
  Project) 2.40% 12/1/11 UBC                                                               0                 0
                                                                                            ------------------
                                                                                                     1,000,000
                                                                                            ------------------
Total Short Term Investments                                                                         1,000,000
                                                                                            ------------------

                                                                                            ------------------
Total Investments at Market                                                                         60,091,780
                                                                                            ------------------

Total Investments at Cost                                                                           55,980,051
                                                                                            ------------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                               Delaware Tax-Free Missouri
                                                                                      Insured Fund
                                                                                  Par       Market Value
                                                                              ----------------------------
                                                                              ----------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project)
  Series A 7.00% 4/1/25 (AMT)                                                            $0           $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
  Corp.) 7.35% 12/1/11                                                                    0            0
                                                                                           -------------
                                                                                                       -
                                                                                           -------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                  0            0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                             0            0
Dallas-Fort Worth, Texas International Airport Revenue Series A
  5.50% 11/1/31 (FGIC)(AMT)                                                               0            0
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                               0            0
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                              0            0
Portland Airport Revenue (Portland International Airport) Series 11
  5.625% 7/1/26 (FGIC)(AMT)                                                               0            0
St. Louis Airport (Capital Improvement Project) Series A
  5.375% 7/1/21 (MBIA)                                                            1,635,000    1,790,668
                                                                                           -------------
                                                                                               1,790,668
                                                                                           -------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                         1,000,000    1,135,880
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                        0            0
New York City, New York
  Series H 6.125% 8/1/25                                                                  0            0
  Series I 5.125% 3/1/23                                                                  0            0
  Series J 5.25% 6/1/28                                                                   0            0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                         0            0
                                                                                           -------------
                                                                                               1,135,880
                                                                                           -------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                   0            0
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00% 8/1/31                                                                            0            0
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                0            0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                    0            0
                                                                                           -------------
                                                                                                       -
                                                                                           -------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                              0            0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                                  0            0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                      0            0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                      0            0
Missouri State Development Finance Board Infrastructure Facilities
  (Triumph Foods Project) Series A 5.25% 3/1/25                                     500,000      518,790
Phenix City, Alabama Industrial Development Board Environmental
  Improvement Revenue (Mead Westvaco Corporation Project)
  Series A 6.35% 5/15/35 (AMT)                                                            0            0
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
  6.25% 11/15/13                                                                          0            0
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95%
  11/15/25 (AMT)                                                                          0            0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                500,000      524,025
                                                                                           -------------
                                                                                               1,042,815
                                                                                           -------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                   1,000,000    1,058,180
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                            1,000,000    1,057,500
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                           0            0
New Jersey Economic Development Authority (Cigarette Tax)
  5.50% 6/15/331                                                                          0            0
  5.75% 6/15/34                                                                           0            0
New York City, New York Transitional Finance Authority Series D
  5.00% 2/1/31                                                                            0            0
New York State Sales Tax Asset Receivables Series A 5.25%
  10/15/27 (AMBAC)                                                                        0            0
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
  Sales Tax 5.75% 10/1/20 (MBIA)                                                          0            0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue
  6.30% 7/1/16                                                                            0            0
                                                                                           -------------
                                                                                               2,115,680
                                                                                           -------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)              440,000      490,701
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  (Private Mortgage Insurance) 6.10% 3/1/16                                       1,225,000      802,424
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                               380,000      406,630
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                   0            0
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                     0            0
  5.50% 1/1/15 (FGIC)                                                                     0            0
  5.50% 1/1/16 (FGIC)                                                                     0            0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                     0            0
Umatilla County Hospital Facility Authority Revenue (Catholic Health
  Initiatives) Series A 5.50% 3/1/32                                                      0            0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                    0            0
                                                                                           -------------
                                                                                               1,699,755
                                                                                           -------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities
  Revenue (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                     0            0
Chattanooga Tennessee Health Educational & Housing Facilities
  Board Revenue Series A 5.125% 10/1/35                                                   0            0
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                            0            0
  6.25% 5/1/34                                                                            0            0
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                     0            0
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                       0            0
Massachusetts State Industrial Finance Agency Revenue Higher
  Education (Clark University Project) 6.10% 7/1/16                                       0            0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                           0            0
  6.125% 10/1/29                                                                          0            0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                    0            0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)          1,000,000    1,041,210
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                       0            0
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                          0            0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                           0            0
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                              0            0
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                     0            0
  ^5.50% 7/1/21 (MBIA)                                                                    0            0
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A 5.45% 10/1/32                              0            0
  (College Independent Student Housing Project)
  Series A 5.25% 7/1/30 (XLCA)                                                            0            0
  (Linfield College Project) Series A 5.00% 10/1/30                                       0            0
  (Willamette University Project) Series A
  5.00% 10/1/34 (FGIC)                                                                    0            0
  5.125% 10/1/25 (FGIC)                                                                   0            0
Pennsylvania State Higher Educational Facilities Authority Revenue
  (Widener University) 5.375% 7/15/29                                                     0            0
University Massachusetts Building Authority Revenue
  (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                       0            0
University of Central Florida Athletics Association Certificates of
  Participation Series A 5.25% 10/1/34 (FGIC)                                             0            0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                     0            0
                                                                                           -------------
                                                                                               1,041,210
                                                                                           -------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                  0            0
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                   0            0
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                 560,000      618,733
  (St. Francis Medical Center) Series A 5.50% 6/1/32                              1,000,000    1,062,390
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                           0            0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                   0            0
Deschutes County Hospital Facilities Authority Hospital Revenue
  (Cascade Health Services) 5.60% 1/1/32                                                  0            0
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                   0            0
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                    0            0
Hannibal Industrial Development Authority Health Facilities Revenue
  Refunding (Hannibal Regional Hospital) Series A
  5.625% 3/1/12 (FSA)                                                             1,000,000    1,032,290
  5.75% 3/1/22 (FSA)                                                              1,000,000    1,032,540
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                               0            0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                       0            0
Joplin Industrial Development Authority Health Facilities Revenue
  (Freeman Health System Project)
  5.375% 2/15/35                                                                    255,000      266,518
  5.75% 2/15/35                                                                     405,000      440,790
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project) Series B
  5.75% 7/1/33                                                                            0            0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                0            0
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                  0            0
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                        0            0
  (Trinity Health Credit) Series C 5.375% 12/1/30                                         0            0
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                               500,000      535,840
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                   500,000      567,835
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                0            0
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                      0            0
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                       0            0
North Kansas City Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                              500,000      531,235
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                 0            0
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                     0            0
                                                                                           -------------
                                                                                               6,088,171
                                                                                           -------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                    0            0
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                               0            0
Mason County, West Virginia Pollution Control Revenue (Appalachian
  Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                       0            0
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875%
  7/23/09 (AMT)                                                                           0            0
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                    0            0
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph Light &
  Power Company Project) 5.85% 2/1/13 (AMBAC)                                     2,200,000    2,227,346
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                            0            0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                    0            0
  6.625% 12/1/24                                                                          0            0
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                     0            0
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                   0            0
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC)(AMT)                                                              0            0
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                     0            0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                               0            0
                                                                                           -------------
                                                                                               2,227,346
                                                                                           -------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                            0            0
  5.125% 1/1/37                                                                           0            0
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control  Revenue Unrefunded Balance
  (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                      1,060,000    1,073,324
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                     0            0
Oregon State Department of Administrative Services Lottery Revenue
  Refunding Series A 5.00% 4/1/18 (FSA)                                                   0            0
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                    0            0
                                                                                           -------------
                                                                                               1,073,324
                                                                                           -------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA)(AMT)                                                               0            0
Illinois Development Finance Authority Revenue (Section 8) Series A
  5.80% 7/1/28 (FHA)(MBIA)                                                                0            0
Illinois Housing Development Authority Multi Family Revenue (Crystal
  Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                     0            0
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                              0            0
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                          1,435,000    1,512,662
  San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                         500,000      522,665
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                           0            0
Oregon Health, Housing, Educational, & Cultural Facilities Authority
  (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                   0            0
St. Louis County Industrial Development Authority Housing
  Development Revenue Refunding Sub (Southfield & Oak Forest
  Apartment-A) 5.20% 1/20/36 (GNMA)                                               1,000,000    1,038,060
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                               0            0
                                                                                           -------------
                                                                                               3,073,387
                                                                                           -------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                         0            0
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                             0            0
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                  1,000,000    1,085,540
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue
  Series 2005A 5.00% 6/1/21 (AMBAC)                                                       0            0
  Series A 5.00% 6/1/45 (AMBAC)                                                           0            0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                     0            0
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                             0            0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                     435,000      461,909
  5.50% 12/1/24                                                                     500,000      534,680
  5.625% 12/1/28                                                                          0            0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Crackerneck Creek Project) Series C 5.00% 3/1/26                         500,000      514,295
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                           335,000      359,623
Oregon State Department of Administrative Services Certificates of
  Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                             0            0
  Series C 5.25% 11/1/15 (MBIA)                                                           0            0
St. Charles County Public Water Supply District #2 Certificate of
  Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                   1,000,000    1,083,980
  Series B 5.10% 12/1/25 (MBIA)                                                     500,000      527,510
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                1,000,000    1,077,980
^St. Louis Industrial Development Authority Leasehold Revenue
  (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                 3,035,000    1,609,674
                                                                                           -------------
                                                                                               7,255,191
                                                                                           -------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                            0            0
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                        0            0
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                           0            0
Taney County Reorganization School District R-V Hollister School
  District 5.00% 3/1/22 (FSA)                                                     1,000,000    1,071,270
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                           0            0
                                                                                           -------------
                                                                                               1,071,270
                                                                                           -------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                       0            0
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                 0            0
Deschutes County Administrative School District #1 Series A
  5.125% 6/15/21-11 (FSA)                                                                 0            0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                         0            0
  5.625% 6/1/38-13                                                                        0            0
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                   0            0
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                   0            0
Kansas City Land Clearance Redevelopment Authority Lease
  Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                      1,000,000    1,027,680
Liberty Sewer System Revenue
  6.15% 2/1/15-09 (MBIA)                                                          1,500,000    1,650,150
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                  0            0
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                   0            0
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                        0            0
  8.125% 10/1/21-05                                                                       0            0
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                       0            0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (Central Missouri State University Project)
  5.75% 10/1/25-05 (AMBAC)                                                        1,000,000    1,002,490
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                     0            0
New York City, New York Series H 6.125% 8/1/25-07                                         0            0
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                     0            0
Oregon State Department of Administrative Services Certificates of
  Participation Series A 5.80% 5/1/24-07 (AMBAC)                                          0            0
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                   0            0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                        0            0
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                        0            0
  5.375% 7/1/21-07 (MBIA)                                                                 0            0
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                       0            0
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                        0            0
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                1,250,000    1,269,525
St. Louis Municipal Finance Corporation Leasehold Revenue
  Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)             1,000,000    1,034,020
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                0            0
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                   0            0
                                                                                           -------------
                                                                                               5,983,865
                                                                                           -------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                    0            0
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                           1,000,000    1,171,310
                                                                                           -------------
                                                                                               1,171,310
                                                                                           -------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                       0            0
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                           0            0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                           0            0
                                                                                           -------------
                                                                                                       -
                                                                                           -------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                 0            0
Camdenton Reorganized School District R-III Camden County
  Refunding & Improvement 5.25% 3/1/24 (FSA)                                      1,000,000    1,110,930
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                 0            0
Clackamas County School District #12 (North Clackamas)
  5.00% 6/15/16 (FSA)                                                                     0            0
Greene County Reorganization School District R8 (Direct Deposit
  Project) 5.10% 3/1/22 (FSA)                                                     1,500,000    1,618,365
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                               0            0
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                       0            0
Lane County School District #19 Springfield Refunding
  6.00% 10/15/14 (FGIC)
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                           0            0
Lincoln County School District 5.25% 6/15/12 (FGIC)                                       0            0
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                    0            0
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                    0            0
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                               0            0
^St. Charles County Francis Howell School District (Capital
  Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)               1,500,000      938,460
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22
  (AMBAC)                                                                                 0            0
                                                                                           -------------
                                                                                               3,667,755
                                                                                           -------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
  Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                   185,000      185,235
Missouri State Housing Development Commission Mortgage
  Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                             140,000      140,878
  Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                              70,000       70,083
  Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                             160,000      162,659
Missouri State Housing Development Commission Mortgage Revenue
  Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                   345,000      354,919
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                            0            0
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                      0            0
New Mexico Mortgage Finance Authority Single Family Mortgage
  Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                              0            0
Oregon State Housing & Community Services Department Mortgage
  Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                     0            0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                         0            0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                             0            0
                                                                                           -------------
                                                                                                 913,774
                                                                                           -------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                        0            0
Portland River District Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.00% 6/15/23 (AMBAC)                                                 0            0
Portland, Oregon Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.25% 6/15/20 (FGIC)                                                  0            0
                                                                                           -------------
                                                                                                       -
                                                                                           -------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                          500,000      544,155
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                     0            0
                                                                                           -------------
                                                                                                 544,155
                                                                                           -------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series A 4.75% 7/1/38 (MBIA)                                                    1,000,000    1,057,650
  Series E 5.50% 7/1/19 (FSA)                                                             0            0
  Series G 5.00% 7/1/42                                                                   0            0
  Series J 5.50% 7/1/22                                                                   0            0
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                         0            0
^Puerto Rico Commonwealth Infrarastructure Financing Authority
  Series A 0.00% 7/1/30 (FGIC)                                                            0            0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                   0            0
Puerto Rico Commonwealth Public Improvement (Unrefunded
  Balance) 5.125% 7/1/30 (FSA)                                                            0            0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                        0            0
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                  0            0
  Series NN 5.125% 7/1/29                                                           400,000      430,124
  Series PP 5.00% 7/1/25 (FGIC)                                                   1,000,000    1,081,090
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
  ROLs 6.345% 7/1/19 (FSA)                                                        1,925,000    2,062,695
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                           0            0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                     0            0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                   0            0
  Series J 5.00% 7/1/36 (AMBAC)                                                           0            0
University of the Virgin Islands Series A 5.375% 6/1/34                             500,000      533,625
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                  0            0
                                                                                           -------------
                                                                                               5,165,184
                                                                                           -------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                    0            0
  5.50% 2/15/26 (FGIC)                                                                    0            0
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                     0            0
                                                                                           -------------
                                                                                                       -
                                                                                           -------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                          0            0
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                0            0
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                                     0            0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                          0            0
Green Bay, Wisconsin Water Systems Revenue Refunding and
  Improvements Bonds 5.25% 11/1/22 (FSA)                                                  0            0
Metropolitan St. Louis Sewer District Wastewater Revenue
  5.00% 5/1/34 (MBIA)                                                             1,250,000    1,327,075
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                  605,000      625,050
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                            0            0
Portland Sewer Systems Revenue (Second Lien) Series A
  5.00% 6/1/23 (FSA)                                                                      0            0
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                        0            0
                                                                                               1,952,125
                                                                                           -------------
Total Municipal Bonds                                                                         49,012,865
                                                                                           -------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                           1,068,051    1,068,051
                                                                                           -------------
                                                                                               1,068,051
                                                                                           -------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                      0            0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                     0            0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                       0            0
Portland, Oregon Multi-Family Housing Revenue (South Park Block
  Project) 2.40% 12/1/11 UBC                                                              0            0
                                                                                           -------------
                                                                                                       -
                                                                                           -------------
Total Short Term Investments                                                                   1,068,051
                                                                                           -------------

                                                                                           -------------
Total Investments at Market                                                                   50,080,916
                                                                                           -------------

Total Investments at Cost                                                                     46,957,112
                                                                                           -------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                     Delaware Tax-Free Oregon Insured Fund
                                                                                        Par                Market Value
                                                                                -----------------------------------------------
                                                                                -----------------------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project)
  Series A 7.00% 4/1/25 (AMT)                                                                       $0                     $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
  Corp.) 7.35% 12/1/11                                                                               0                      0
                                                                                                      -----------------------
                                                                                                                            -
                                                                                                      -----------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                             0                      0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                                        0                      0
Dallas-Fort Worth, Texas International Airport Revenue Series A
  5.50% 11/1/31 (FGIC)(AMT)                                                                          0                      0
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                          0                      0
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                                         0                      0
Portland Airport Revenue (Portland International Airport) Series 11
  5.625% 7/1/26 (FGIC)(AMT)                                                                 $1,500,000             $1,555,335
St. Louis Airport (Capital Improvement Project) Series A
  5.375% 7/1/21 (MBIA)                                                                               0                      0
                                                                                                      -----------------------
                                                                                                                    1,555,335
                                                                                                      -----------------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                            0                      0
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                   0                      0
New York City, New York
  Series H 6.125% 8/1/25                                                                             0                      0
  Series I 5.125% 3/1/23                                                                             0                      0
  Series J 5.25% 6/1/28                                                                              0                      0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                    0                      0
                                                                                                      -----------------------
                                                                                                                            -
                                                                                                      -----------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                              0                      0
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00% 8/1/31                                                                                       0                      0
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                           0                      0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                               0                      0
                                                                                                      -----------------------
                                                                                                                            -
                                                                                                      -----------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                                         0                      0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                                             0                      0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                                 0                      0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                                 0                      0
Missouri State Development Finance Board Infrastructure Facilities
  (Triumph Foods Project) Series A 5.25% 3/1/25                                                      0                      0
Phenix City, Alabama Industrial Development Board Environmental
  Improvement Revenue (Mead Westvaco Corporation Project)
  Series A 6.35% 5/15/35 (AMT)                                                                       0                      0
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
  6.25% 11/15/13                                                                                     0                      0
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95%
  11/15/25 (AMT)                                                                                     0                      0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                                 0                      0
                                                                                                      -----------------------
                                                                                                                            -
                                                                                                      -----------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                                      0                      0
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                               0                      0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                                      0                      0
New Jersey Economic Development Authority (Cigarette Tax)
  5.50% 6/15/331                                                                                     0                      0
  5.75% 6/15/34                                                                                      0                      0
New York City, New York Transitional Finance Authority Series D
  5.00% 2/1/31                                                                                       0                      0
New York State Sales Tax Asset Receivables Series A 5.25%
  10/15/27 (AMBAC)                                                                                   0                      0
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
  Sales Tax 5.75% 10/1/20 (MBIA)                                                                     0                      0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue
  6.30% 7/1/16                                                                                       0                      0
                                                                                                      -----------------------
                                                                                                                            -
                                                                                                      -----------------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                               0                      0
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  (Private Mortgage Insurance) 6.10% 3/1/16                                                          0                      0
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                                                0                      0
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                              0                      0
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                                0                      0
  5.50% 1/1/15 (FGIC)                                                                                0                      0
  5.50% 1/1/16 (FGIC)                                                                                0                      0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                                0                      0
Umatilla County Hospital Facility Authority Revenue (Catholic Health
  Initiatives) Series A 5.50% 3/1/32                                                         1,000,000              1,108,190
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                               0                      0
                                                                                                      -----------------------
                                                                                                                    1,108,190
                                                                                                      -----------------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities
  Revenue (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                0                      0
Chattanooga Tennessee Health Educational & Housing Facilities
  Board Revenue Series A 5.125% 10/1/35                                                              0                      0
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                                       0                      0
  6.25% 5/1/34                                                                                       0                      0
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                                0                      0
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                                  0                      0
Massachusetts State Industrial Finance Agency Revenue Higher
  Education (Clark University Project) 6.10% 7/1/16                                                  0                      0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                                      0                      0
  6.125% 10/1/29                                                                                     0                      0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                               0                      0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                             0                      0
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                                  0                      0
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                                     0                      0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                                      0                      0
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                         0                      0
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                        2,000,000              2,112,260
  ^5.50% 7/1/21 (MBIA)                                                                       2,000,000              1,016,560
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A 5.45% 10/1/32                                 1,000,000              1,034,890
  (College Independent Student Housing Project)
  Series A 5.25% 7/1/30 (XLCA)                                                                 630,000                685,717
  (Linfield College Project) Series A 5.00% 10/1/30                                            600,000                618,924
  (Willamette University Project) Series A
  5.00% 10/1/34 (FGIC)                                                                       1,000,000              1,067,260
  5.125% 10/1/25 (FGIC)                                                                        500,000                547,935
Pennsylvania State Higher Educational Facilities Authority Revenue
  (Widener University) 5.375% 7/15/29                                                                0                      0
University Massachusetts Building Authority Revenue
  (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                                  0                      0
University of Central Florida Athletics Association Certificates of
  Participation Series A 5.25% 10/1/34 (FGIC)                                                        0                      0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                                0                      0
                                                                                                      -----------------------
                                                                                                                    7,083,546
                                                                                                      -----------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                             0                      0
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                              0                      0
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                  0                      0
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                                 0                      0
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                                      0                      0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                              0                      0
Deschutes County Hospital Facilities Authority Hospital Revenue
  (Cascade Health Services) 5.60% 1/1/32                                                     1,250,000              1,335,825
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                              0                      0
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                               0                      0
Hannibal Industrial Development Authority Health Facilities Revenue
  Refunding (Hannibal Regional Hospital) Series A
  5.625% 3/1/12 (FSA)                                                                                0                      0
  5.75% 3/1/22 (FSA)                                                                                 0                      0
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                          0                      0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                                  0                      0
Joplin Industrial Development Authority Health Facilities Revenue
  (Freeman Health System Project)
  5.375% 2/15/35                                                                                     0                      0
  5.75% 2/15/35                                                                                      0                      0
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project) Series B
  5.75% 7/1/33                                                                                       0                      0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                           0                      0
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                             0                      0
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                   0                      0
  (Trinity Health Credit) Series C 5.375% 12/1/30                                                    0                      0
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                                                0                      0
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                    0                      0
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                     500,000                546,395
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                                 0                      0
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                                  0                      0
North Kansas City Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                               0                      0
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                            0                      0
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                                0                      0
                                                                                                      -----------------------
                                                                                                                    1,882,220
                                                                                                      -----------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                               0                      0
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                          0                      0
Mason County, West Virginia Pollution Control Revenue (Appalachian
  Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                                  0                      0
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875%
  7/23/09 (AMT)                                                                                      0                      0
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                               0                      0
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph Light &
  Power Company Project) 5.85% 2/1/13 (AMBAC)                                                        0                      0
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                                       0                      0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                               0                      0
  6.625% 12/1/24                                                                                     0                      0
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                          600,000                626,856
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                              0                      0
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC)(AMT)                                                                         0                      0
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                                0                      0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                          0                      0
                                                                                                      -----------------------
                                                                                                                      626,856
                                                                                                      -----------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                                       0                      0
  5.125% 1/1/37                                                                                      0                      0
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control  Revenue Unrefunded Balance
  (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                         0                      0
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                          800,000                884,576
Oregon State Department of Administrative Services Lottery Revenue
  Refunding Series A 5.00% 4/1/18 (FSA)                                                        500,000                545,300
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                               0                      0
                                                                                                      -----------------------
                                                                                                                    1,429,876
                                                                                                      -----------------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA)(AMT)                                                                          0                      0
Illinois Development Finance Authority Revenue (Section 8) Series A
  5.80% 7/1/28 (FHA)(MBIA)                                                                           0                      0
Illinois Housing Development Authority Multi Family Revenue (Crystal
  Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                                0                      0
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                         0                      0
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                             0                      0
  San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                          0                      0
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                                      0                      0
Oregon Health, Housing, Educational, & Cultural Facilities Authority
  (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                      1,095,000              1,102,566
St. Louis County Industrial Development Authority Housing
  Development Revenue Refunding Sub (Southfield & Oak Forest
  Apartment-A) 5.20% 1/20/36 (GNMA)                                                                  0                      0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                          0                      0
                                                                                                      -----------------------
                                                                                                                    1,102,566
                                                                                                      -----------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                    0                      0
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                                        0                      0
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                                     0                      0
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue
  Series 2005A 5.00% 6/1/21 (AMBAC)                                                                  0                      0
  Series A 5.00% 6/1/45 (AMBAC)                                                                      0                      0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                0                      0
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                        0                      0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                                      0                      0
  5.50% 12/1/24                                                                                      0                      0
  5.625% 12/1/28                                                                                     0                      0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Crackerneck Creek Project) Series C 5.00% 3/1/26                                          0                      0
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                            0                      0
Oregon State Department of Administrative Services Certificates of
  Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                                  500,000                532,915
  Series C 5.25% 11/1/15 (MBIA)                                                              1,000,000              1,097,910
St. Charles County Public Water Supply District #2 Certificate of
  Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                                      0                      0
  Series B 5.10% 12/1/25 (MBIA)                                                                      0                      0
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                                   0                      0
^St. Louis Industrial Development Authority Leasehold Revenue
  (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                                    0                      0
                                                                                                      -----------------------
                                                                                                                    1,630,825
                                                                                                      -----------------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                 500,000                545,790
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                           1,100,000              1,176,868
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                      0                      0
Taney County Reorganization School District R-V Hollister School
  District 5.00% 3/1/22 (FSA)                                                                        0                      0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                620,000                662,123
                                                                                                      -----------------------
                                                                                                                    2,384,781
                                                                                                      -----------------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                          1,500,000              1,533,405
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                            0                      0
Deschutes County Administrative School District #1 Series A
  5.125% 6/15/21-11 (FSA)                                                                    1,000,000              1,097,560
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                                    0                      0
  5.625% 6/1/38-13                                                                                   0                      0
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                      1,175,000              1,282,583
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                              0                      0
Kansas City Land Clearance Redevelopment Authority Lease
  Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                         0                      0
Liberty Sewer System Revenue
  6.15% 2/1/15-09 (MBIA)                                                                             0                      0
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                     2,000,000              2,295,361
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                        500,000                504,465
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                                   0                      0
  8.125% 10/1/21-05                                                                                  0                      0
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                                  0                      0
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (Central Missouri State University Project)
  5.75% 10/1/25-05 (AMBAC)                                                                           0                      0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                          500,000                503,410
New York City, New York Series H 6.125% 8/1/25-07                                                    0                      0
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                        1,000,000              1,022,180
Oregon State Department of Administrative Services Certificates of
  Participation Series A 5.80% 5/1/24-07 (AMBAC)                                             1,000,000              1,056,300
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                              0                      0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                             920,000              1,013,260
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                                   0                      0
  5.375% 7/1/21-07 (MBIA)                                                                            0                      0
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                          1,000,000              1,020,980
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                                   0                      0
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                   0                      0
St. Louis Municipal Finance Corporation Leasehold Revenue
  Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                                0                      0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                           0                      0
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                              0                      0
                                                                                                      -----------------------
                                                                                                                   11,329,504
                                                                                                      -----------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                               0                      0
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                              0                      0
                                                                                                      -----------------------
                                                                                                                            -
                                                                                                      -----------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                  0                      0
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                750,000                825,420
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                      0                      0
                                                                                                      -----------------------
                                                                                                                      825,420
                                                                                                      -----------------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                    1,000,000              1,076,020
Camdenton Reorganized School District R-III Camden County
  Refunding & Improvement 5.25% 3/1/24 (FSA)                                                         0                      0
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                      500,000                541,615
Clackamas County School District #12 (North Clackamas)
  5.00% 6/15/16 (FSA)                                                                        1,000,000              1,118,980
Greene County Reorganization School District R8 (Direct Deposit
  Project) 5.10% 3/1/22 (FSA)                                                                        0                      0
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                    500,000                537,745
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                  0                      0
Lane County School District #19 Springfield Refunding
  6.00% 10/15/14 (FGIC)                                                                        500,000                595,280
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                                      0                      0
Lincoln County School District 5.25% 6/15/12 (FGIC)                                            700,000                750,246
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                               0                      0
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                         500,000                543,865
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                          0                      0
^St. Charles County Francis Howell School District (Capital
  Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                                  0                      0
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22
  (AMBAC)                                                                                      200,000                 95,202
                                                                                                      -----------------------
                                                                                                                    5,258,953
                                                                                                      -----------------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
  Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                                    0                      0
Missouri State Housing Development Commission Mortgage
  Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                              0                      0
  Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                              0                      0
  Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                              0                      0
Missouri State Housing Development Commission Mortgage Revenue
  Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                                    0                      0
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                       0                      0
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                                 0                      0
New Mexico Mortgage Finance Authority Single Family Mortgage
  Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                                         0                      0
Oregon State Housing & Community Services Department Mortgage
  Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                        1,365,000              1,410,031
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                    0                      0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                        0                      0
                                                                                                      -----------------------
                                                                                                                    1,410,031
                                                                                                      -----------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                   0                      0
Portland River District Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.00% 6/15/23 (AMBAC)                                                      250,000                267,870
Portland, Oregon Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.25% 6/15/20 (FGIC)                                                       890,000                991,923
                                                                                                      -----------------------
                                                                                                                    1,259,793
                                                                                                      -----------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                           0                      0
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                                0                      0
                                                                                                      -----------------------
                                                                                                                            -
                                                                                                      -----------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series A 4.75% 7/1/38 (MBIA)                                                                       0                      0
  Series E 5.50% 7/1/19 (FSA)                                                                        0                      0
  Series G 5.00% 7/1/42                                                                              0                      0
  Series J 5.50% 7/1/22                                                                        400,000                445,516
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                                    0                      0
^Puerto Rico Commonwealth Infrarastructure Financing Authority
  Series A 0.00% 7/1/30 (FGIC)                                                               1,000,000                332,620
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                              0                      0
Puerto Rico Commonwealth Public Improvement (Unrefunded
  Balance) 5.125% 7/1/30 (FSA)                                                                 580,000                623,923
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                   0                      0
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                             0                      0
  Series NN 5.125% 7/1/29                                                                    1,000,000              1,075,310
  Series PP 5.00% 7/1/25 (FGIC)                                                              1,500,000              1,607,295
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
  ROLs 6.345% 7/1/19 (FSA)                                                                           0                      0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                      0                      0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                                0                      0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                              0                      0
  Series J 5.00% 7/1/36 (AMBAC)                                                              1,000,000              1,095,190
University of the Virgin Islands Series A 5.375% 6/1/34                                              0                      0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                             0                      0
                                                                                                      -----------------------
                                                                                                                    5,179,854
                                                                                                      -----------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                               0                      0
  5.50% 2/15/26 (FGIC)                                                                               0                      0
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                                0                      0
                                                                                                      -----------------------
                                                                                                                            -
                                                                                                      -----------------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                     0                      0
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                           0                      0
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                                                0                      0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                     0                      0
Green Bay, Wisconsin Water Systems Revenue Refunding and
  Improvements Bonds 5.25% 11/1/22 (FSA)                                                             0                      0
Metropolitan St. Louis Sewer District Wastewater Revenue
  5.00% 5/1/34 (MBIA)                                                                                0                      0
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                                   0                      0
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                                       0                      0
Portland Sewer Systems Revenue (Second Lien) Series A
  5.00% 6/1/23 (FSA)                                                                           325,000                348,134
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                   0                      0
                                                                                                                      348,134
                                                                                                      -----------------------
Total Municipal Bonds                                                                                              44,415,884
                                                                                                      -----------------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                      1,645,048              1,645,048
                                                                                                      -----------------------
                                                                                                                    1,645,048
                                                                                                      -----------------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                                 0                      0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                                0                      0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                  0                      0
Portland, Oregon Multi-Family Housing Revenue (South Park Block
  Project) 2.40% 12/1/11 UBC                                                                 1,050,000              1,050,000
                                                                                                      -----------------------
                                                                                                                    1,050,000
                                                                                                      -----------------------
Total Short Term Investments                                                                                        2,695,048
                                                                                                      -----------------------

                                                                                                      -----------------------
Total Investments at Market                                                                                        47,110,932
                                                                                                      -----------------------

Total Investments at Cost                                                                                        $ 44,393,036
                                                                                                      -----------------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)

                                                                                              Delaware Tax-Free USA Fund
                                                                                                  Pro Forma Combined
                                                                                     Par/Shares                 Market Value
                                                                                ----------------------------------------------
                                                                                ----------------------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
  Facilities Revenue (Northwest Airlines, Inc. Project)
  Series A 7.00% 4/1/25 (AMT)                                                                $1,300,000             $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
  Corp.) 7.35% 12/1/11                                                                        2,250,000              2,252,880
                                                                                                       -----------------------
                                                                                                                     3,440,742
                                                                                                       -----------------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
  Acquistion Project) 5.75% 1/1/32 (AMT)                                                      2,500,000              2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
  Project) 6.75% 1/1/32 (AMT)                                                                 2,395,000              2,431,931
Dallas-Fort Worth, Texas International Airport Revenue Series A
  5.50% 11/1/31 (FGIC)(AMT)                                                                   1,500,000              1,602,780
Grapevine, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.50% 1/1/24 (AMT)                                                                     920,000                966,892
Houston, Texas Industrial Development Corporate Revenue (Air
  Cargo) 6.375% 1/1/23 (AMT)                                                                  2,000,000              2,087,100
Portland Airport Revenue (Portland International Airport) Series 11
  5.625% 7/1/26 (FGIC)(AMT)                                                                   1,500,000              1,555,335
St. Louis Airport (Capital Improvement Project) Series A
  5.375% 7/1/21 (MBIA)                                                                        1,635,000              1,790,668
                                                                                                       -----------------------
                                                                                                                    12,976,906
                                                                                                       -----------------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                     1,000,000              1,135,880
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                            1,250,000              1,410,225
New York City, New York
  Series H 6.125% 8/1/25                                                                      4,245,000              4,511,798
  Series I 5.125% 3/1/23                                                                      5,875,000              6,262,398
  Series J 5.25% 6/1/28                                                                       5,400,000              5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                             2,000,000              2,229,660
                                                                                                       -----------------------
                                                                                                                    21,367,651
                                                                                                       -----------------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
  Series A 5.25% 6/1/34                                                                       4,275,000              4,486,527
Delaware County, Pennsylvania Industrial Development Authority
  Revenue Care Institute (Main Line Care Institute Project)
  9.00% 8/1/31                                                                                1,777,611              1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
  (Lanier Village Estates Project) Series C 7.25% 11/15/29                                    1,000,000              1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
  Communities) Series A 6.625% 8/15/30                                                        2,000,000              2,172,740
                                                                                                       -----------------------
                                                                                                                     9,493,796
                                                                                                       -----------------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
  Express Corp. Project) 6.375% 4/1/21 (AMT)                                                  2,000,000              2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp.
  Project) 5.90% 10/1/26                                                                      1,695,000              1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                            800,000                228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
  Corp. Project) 5.10% 1/15/17 (AMT)                                                          2,750,000              2,915,358
Missouri State Development Finance Board Infrastructure Facilities
  (Triumph Foods Project) Series A 5.25% 3/1/25                                                 500,000                518,790
Phenix City, Alabama Industrial Development Board Environmental
  Improvement Revenue (Mead Westvaco Corporation Project)
  Series A 6.35% 5/15/35 (AMT)                                                                3,000,000              3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
  Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
  6.25% 11/15/13                                                                              1,250,000              1,303,338
Richmond County, Georgia Development Authority Environmental
  Improvement Revenue (International Paper Co.) Series B 5.95%
  11/15/25 (AMT)                                                                              5,000,000              5,299,800
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
  North America Project) Series A 5.65% 6/1/37 (AMT)                                            500,000                524,025
                                                                                                       -----------------------
                                                                                                                    17,850,487
                                                                                                       -----------------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                               2,000,000              2,116,360
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                        1,000,000              1,057,500
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                              10,000,000             10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
  5.50% 6/15/331                                                                              1,000,000              1,058,090
  5.75% 6/15/34                                                                               2,000,000              2,151,860
New York City, New York Transitional Finance Authority Series D
  5.00% 2/1/31                                                                                5,000,000              5,267,150
New York State Sales Tax Asset Receivables Series A 5.25%
  10/15/27 (AMBAC)                                                                            1,000,000              1,103,150
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
  Sales Tax 5.75% 10/1/20 (MBIA)                                                              1,000,000              1,210,050
Truth or Consequences, New Mexico Gross Receipts Tax Revenue
  6.30% 7/1/16                                                                                1,000,000              1,019,300
                                                                                                       -----------------------
                                                                                                                    25,700,260
                                                                                                       -----------------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                          440,000                490,701
^Greene County Single Family Mortgage Revenue Municipal Multiplier
  (Private Mortgage Insurance) 6.10% 3/1/16                                                   1,225,000                802,424
Liberty Sewer System Revenue
  6.00% 2/1/08 (MBIA)                                                                           380,000                406,630
Louisiana Public Facilities Authority Hospital Revenue (Southern
  Baptist Hospital, Inc.) 8.00% 5/15/12                                                       5,555,000              6,476,408
New Jersey State Highway Authority Garden State Parkway General
  Revenue (Senior Parkway) (FGIC)
  5.50% 1/1/14 (FGIC)                                                                         5,000,000              5,715,200
  5.50% 1/1/15 (FGIC)                                                                         7,310,000              8,405,477
  5.50% 1/1/16 (FGIC)                                                                         1,000,000              1,154,750
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                        13,535,000             16,953,399
Umatilla County Hospital Facility Authority Revenue (Catholic Health
  Initiatives) Series A 5.50% 3/1/32                                                          1,000,000              1,108,190
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                        2,200,000              2,833,490
                                                                                                       -----------------------
                                                                                                                    44,346,669
                                                                                                       -----------------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities
  Revenue (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                         1,300,000              1,459,860
Chattanooga Tennessee Health Educational & Housing Facilities
  Board Revenue Series A 5.125% 10/1/35                                                       3,500,000              3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
  (Educational Advancement Fund-University Center Project)
  6.25% 5/1/30                                                                                5,000,000              5,420,200
  6.25% 5/1/34                                                                                1,000,000              1,031,210
Maryland State Economic Development Corporation, Student Housing
  Revenue (University of Maryland College Park Project) 5.625% 6/1/35                         1,125,000              1,192,601
Massachusetts State Development Finance Agency Revenue
  (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                             500,000                535,695
Massachusetts State Industrial Finance Agency Revenue Higher
  Education (Clark University Project) 6.10% 7/1/16                                           1,250,000              1,296,988
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
  6.00% 10/1/17                                                                               1,000,000              1,071,430
  6.125% 10/1/29                                                                              1,000,000              1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
  (Georgia College & State University Foundation Project) 6.00% 9/1/33                        1,000,000              1,092,630
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                      1,000,000              1,041,210
New Hampshire Higher Educational & Health Facilities Authority
  Revenue (New Hampton School Issue) 5.375% 10/1/28                                           3,070,000              3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
  Institute of Technology) Series B 5.25% 7/1/24                                              2,085,000              2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
  Floater 6.465% 5/15/15 (MBIA)                                                              20,000,000             23,918,200
New York State Dormitory Authority Revenue (Fashion Institute
  Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                  1,000,000              1,104,470
Oregon Health & Science University Revenue (Capital Appreciation
  Insured) Series A
  5.00% 7/1/32 (MBIA)                                                                         2,000,000              2,112,260
  ^5.50% 7/1/21 (MBIA)                                                                        2,000,000              1,016,560
Oregon State Facilities Authority Revenue
  (College Housing Northwest Project) Series A 5.45% 10/1/32                                  1,000,000              1,034,890
  (College Independent Student Housing Project)
  Series A 5.25% 7/1/30 (XLCA)                                                                1,630,000              1,774,157
  (Linfield College Project) Series A 5.00% 10/1/30                                             600,000                618,924
  (Willamette University Project) Series A
  5.00% 10/1/34 (FGIC)                                                                        1,000,000              1,067,260
  5.125% 10/1/25 (FGIC)                                                                         500,000                547,935
Pennsylvania State Higher Educational Facilities Authority Revenue
  (Widener University) 5.375% 7/15/29                                                         1,000,000              1,057,070
University Massachusetts Building Authority Revenue
  (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                           1,000,000              1,082,370
University of Central Florida Athletics Association Certificates of
  Participation Series A 5.25% 10/1/34 (FGIC)                                                   500,000                543,420
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                         1,000,000              1,060,090
                                                                                                       -----------------------
                                                                                                                    60,910,221
                                                                                                       -----------------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
  (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                      3,000,000              3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
  Medical Center Project) 7.125% 8/1/22                                                       1,000,000              1,011,810
Cape Girardeau County Industrial Development Authority Health Care
  Facilities Revenue Unrefunded Balance
  (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                             560,000                618,733
  (St. Francis Medical Center) Series A 5.50% 6/1/32                                          1,000,000              1,062,390
Chatham County, Georgia Hospital Authority Revenue (Memorial
  Health Medical Center) Series A 6.125% 1/1/24                                               1,000,000              1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
  Series A 5.50% 1/1/29                                                                       7,500,000              8,064,300
Deschutes County Hospital Facilities Authority Hospital Revenue
  (Cascade Health Services) 5.60% 1/1/32                                                      1,250,000              1,335,825
Duluth Economic Development Authority Health Care Facilities
  Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                       5,825,000              6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
  Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                        3,355,000              3,644,469
Hannibal Industrial Development Authority Health Facilities Revenue
  Refunding (Hannibal Regional Hospital) Series A
  5.625% 3/1/12 (FSA)                                                                         1,000,000              1,032,290
  5.75% 3/1/22 (FSA)                                                                          1,000,000              1,032,540
Henrico County, Virginia Economic Development Authority Revenue
  (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                   3,140,000              3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
  Healthcare Project) 5.625% 1/1/28                                                           2,000,000              2,141,020
Joplin Industrial Development Authority Health Facilities Revenue
  (Freeman Health System Project)
  5.375% 2/15/35                                                                                255,000                266,518
  5.75% 2/15/35                                                                                 405,000                440,790
Knox County, Tennessee Health Educational & Housing Facilities
  Board Hospital Revenue (East Tennessee Hospital Project) Series B
  5.75% 7/1/33                                                                                1,000,000              1,075,190
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
  Foundation Project) Series B 5.50% 5/15/32
Maryland State Health & Higher Educational Facilities Authority
  Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                    2,345,000              2,420,063
Michigan State Hospital Finance Authority Revenue
  (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                      3,500,000              3,718,925
  (Oakwood Obligation Group) Series A 5.75% 4/1/32                                            2,500,000              2,688,000
  (Trinity Health Credit) Series C 5.375% 12/1/30                                             6,000,000              6,380,400
Missouri State Health & Educational Facilities Authority Health
  Facilities Revenue Refunding
  (Lake Regional Health System Project) 5.70% 2/15/34                                           500,000                535,840
  (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                               500,000                567,835
Multnomah County, Oregon Hospital Facilities Authority Revenue
  (Providence Health System) 5.25% 10/1/22                                                    3,500,000              3,824,765
New York State Dormitory Authority (Catholic Health Services of Long
  Island- St. Francis Hospital Project) 5.10% 7/1/34                                          2,500,000              2,584,600
North Carolina Medical Care Commission Hospital Revenue
  (Northeast Medical Center Project) 5.125% 11/1/34                                           1,250,000              1,320,963
North Kansas City Missouri Hospital Revenue Series A
  5.00% 11/15/28 (FSA)                                                                          500,000                531,235
Prince William County, Virgina Industrial Development Authority
  Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                     1,750,000              1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
  (Baptist Health South Florida Group) 5.25% 11/15/33                                         4,000,000              4,198,840
                                                                                                       -----------------------
                                                                                                                    66,113,007
                                                                                                       -----------------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
  Project) Series B 6.30% 7/1/32 (AMT)                                                        3,500,000              3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
  Power Co. Project) Series C 7.20% 10/1/22                                                   8,000,000              8,127,199
Mason County, West Virginia Pollution Control Revenue (Appalachian
  Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                           3,000,000              3,351,840
Midland County, Michigan Economic Development Subordinate Limited
  Obligation (Midland Congeneration Project) Series A 6.875%
  7/23/09 (AMT)                                                                               3,050,000              3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
  (System Energy Resources, Inc. Project) 5.90% 5/1/22                                        3,000,000              3,084,480
Missouri State Environmental Improvement & Energy Resource
  Authority Pollution Control Revenue Refunding (St. Joseph Light &
  Power Company Project) 5.85% 2/1/13 (AMBAC)                                                 2,200,000              2,227,346
Pennsylvania Economic Development Financing (Reliant Energy)
  Series B 6.75% 12/1/36 (AMT)                                                                3,250,000              3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
  Light Co. Project)
  6.375% 11/2/29 (AMT)                                                                        5,000,000              5,359,651
  6.625% 12/1/24                                                                              4,500,000              4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
  Electric Co.) Series A 5.20% 5/1/33                                                         2,600,000              2,716,376
Sabine, Texas River Authority Pollution Control Revenue
  (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                       4,000,000              4,145,760
South Carolina Jobs Economic Development Authority Industrial
  Revenue (South Carolina Electric & Gas Co. Project) Series B
  5.45% 11/1/32 (AMBAC)(AMT)                                                                    500,000                537,630
Suffolk County, New York Industrial Agency Development Revenue
  (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                         3,500,000              3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
  Power Co. Project) Series A 6.05% 7/15/26                                                   5,000,000              5,190,600
                                                                                                       -----------------------
                                                                                                                    53,521,475
                                                                                                       -----------------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
  (Heldrich Center Hotel/Conference Project) Series A
  5.00% 1/1/32                                                                                1,500,000              1,508,235
  5.125% 1/1/37                                                                               1,500,000              1,513,740
Missouri State Environmental Improvement & Energy Resource
  Authority Water Pollution Control  Revenue Unrefunded Balance
  (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                  1,060,000              1,073,324
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                           800,000                884,576
Oregon State Department of Administrative Services Lottery Revenue
  Refunding Series A 5.00% 4/1/18 (FSA)                                                         500,000                545,300
Wisconsin Center District Tax Revenue (Junior Dedicated)
  5.25% 12/15/23 (FSA)                                                                        2,000,000              2,326,240
                                                                                                       -----------------------
                                                                                                                     7,851,415
                                                                                                       -----------------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
  5.80% 5/20/44 (GNMA)(AMT)                                                                   1,150,000              1,220,702
Illinois Development Finance Authority Revenue (Section 8) Series A
  5.80% 7/1/28 (FHA)(MBIA)                                                                    2,790,000              2,899,759
Illinois Housing Development Authority Multi Family Revenue (Crystal
  Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                         2,000,000              2,133,140
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
  (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                  1,455,000              1,545,254
Missouri State Housing Development Commission Multifamily Housing
  Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                      1,435,000              1,512,662
  San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                     500,000                522,665
North Dakota State Housing Finance Agency Multifamily Revenue
  Series A 6.15% 12/1/17 (FNMA)                                                               1,300,000              1,330,758
Oregon Health, Housing, Educational, & Cultural Facilities Authority
  (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                       1,095,000              1,102,566
St. Louis County Industrial Development Authority Housing
  Development Revenue Refunding Sub (Southfield & Oak Forest
  Apartment-A) 5.20% 1/20/36 (GNMA)                                                           1,000,000              1,038,060
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
  6.00% 12/1/31 (GNMA)(AMT)                                                                   1,500,000              1,547,415
                                                                                                       -----------------------
                                                                                                                    14,852,981
                                                                                                       -----------------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
  (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                             6,000,000              6,742,200
California State Public Works Board (Department of General
  Services-Butterfield) Series A 5.25% 6/1/30                                                 2,750,000              2,972,035
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                              1,000,000              1,085,540
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue
  Series 2005A 5.00% 6/1/21 (AMBAC)                                                           1,000,000              1,061,140
  Series A 5.00% 6/1/45 (AMBAC)                                                              10,000,000             10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                           350,000                333,907
Loudoun County, Virginia Industrial Development Authority Public
  Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                   700,000                769,979
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Branson Landing Project) Series A
  5.25% 12/1/19                                                                               1,435,000              1,523,769
  5.50% 12/1/24                                                                               2,480,000              2,652,013
  5.625% 12/1/28                                                                              2,930,000              3,146,498
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Crackerneck Creek Project) Series C 5.00% 3/1/26                                     500,000                514,295
  (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                       335,000                359,623
Oregon State Department of Administrative Services Certificates of
  Participation Refunding
  Series A 5.00% 5/1/30 (FSA)                                                                   500,000                532,915
  Series C 5.25% 11/1/15 (MBIA)                                                               1,000,000              1,097,910
St. Charles County Public Water Supply District #2 Certificate of
  Participation (Missouri Project)
  Series A 5.25% 12/1/28 (MBIA)                                                               1,000,000              1,083,980
  Series B 5.10% 12/1/25 (MBIA)                                                                 500,000                527,510
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                            1,000,000              1,077,980
^St. Louis Industrial Development Authority Leasehold Revenue
  (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                             3,035,000              1,609,674
                                                                                                       -----------------------
                                                                                                                    37,525,568
                                                                                                       -----------------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                  500,000                545,790
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                            1,100,000              1,176,868
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                 565,000                609,737
Taney County Reorganization School District R-V Hollister School
  District 5.00% 3/1/22 (FSA)                                                                 1,000,000              1,071,270
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                 620,000                662,123
                                                                                                       -----------------------
                                                                                                                     4,065,788
                                                                                                       -----------------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                           1,500,000              1,533,405
Cudahy, Wisconsin Community Development Authority Lease
  Revenue 6.00% 6/1/11-06                                                                     1,000,000              1,023,420
Deschutes County Administrative School District #1 Series A
  5.125% 6/15/21-11 (FSA)                                                                     1,000,000              1,097,560
Golden State, California Tobacco Securitization Corporation
  Settlement Revenue Series B
  5.50% 6/1/43-13                                                                             8,500,000              9,655,830
  5.625% 6/1/38-13                                                                            7,500,000              8,583,074
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                       1,175,000              1,282,583
Jackson, Ohio Local School District (Stark & Summit Counties)
  School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                       1,000,000              1,100,540
Kansas City Land Clearance Redevelopment Authority Lease
  Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                  1,000,000              1,027,680
Liberty Sewer System Revenue
  6.15% 2/1/15-09 (MBIA)                                                                      1,500,000              1,650,150
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                      2,000,000              2,295,361
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                         500,000                504,465
Michigan State Hospital Finance Authority Revenue (Genesys Health
  Systems) Series A
  7.50% 10/1/27-05                                                                            9,630,000              9,667,363
  8.125% 10/1/21-05                                                                           4,000,000              4,097,200
Mississippi Development Bank Special Obligation (Madison County
  Hospital Project) 6.30% 7/1/22-09                                                           2,070,000              2,337,527
Missouri State Health & Educational Facilities Authority Educational
  Facilities Revenue (Central Missouri State University Project)
  5.75% 10/1/25-05 (AMBAC)                                                                    1,000,000              1,002,490
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                           500,000                503,410
New York City, New York Series H 6.125% 8/1/25-07                                               755,000                808,401
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                         1,000,000              1,022,180
Oregon State Department of Administrative Services Certificates of
  Participation Series A 5.80% 5/1/24-07 (AMBAC)                                              1,000,000              1,056,300
Payne County, Oklahoma Economic Development Authority Student
  Housing Revenue (Collegiate Housing Foundation-Oklahoma State
  University) Series A 6.375% 6/1/30-11                                                       4,000,000              4,623,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                              920,000              1,013,260
Puerto Rico Commonwealth Public Improvement Series A
  5.125% 7/1/31-11                                                                            3,495,000              3,849,288
  5.375% 7/1/21-07 (MBIA)                                                                        50,000                 52,954
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                           1,000,000              1,020,980
Southeast Wisconsin Professional Baseball Park District Sales Tax
  Revenue 5.80% 12/15/26-07 (MBIA)                                                            1,000,000              1,051,950
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                            1,250,000              1,269,525
St. Louis Municipal Finance Corporation Leasehold Revenue
  Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                         1,000,000              1,034,020
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                    1,250,000              1,386,075
Wisconsin Housing & Economic Developing Authority Revenue
  6.10% 6/1/21-17 (FHA)                                                                         835,000                948,877
                                                                                                       -----------------------
                                                                                                                    66,499,628
                                                                                                       -----------------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
  Electric Revsalt River Project Series A 5.00% 1/1/35                                       15,000,000             16,107,450
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                       1,000,000              1,171,310
                                                                                                       -----------------------
                                                                                                                    17,278,760
                                                                                                       -----------------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
  Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                           5,000,000              5,333,950
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                 750,000                825,420
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                              10,000,000             10,531,300
                                                                                                       -----------------------
                                                                                                                    16,690,670
                                                                                                       -----------------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                     1,000,000              1,076,020
Camdenton Reorganized School District R-III Camden County
  Refunding & Improvement 5.25% 3/1/24 (FSA)                                                  1,000,000              1,110,930
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                       500,000                541,615
Clackamas County School District #12 (North Clackamas)
  5.00% 6/15/16 (FSA)                                                                         1,000,000              1,118,980
Greene County Reorganization School District R8 (Direct Deposit
  Project) 5.10% 3/1/22 (FSA)                                                                 1,500,000              1,618,365
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                     500,000                537,745
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                             490,000                528,328
Lane County School District #19 Springfield Refunding
  6.00% 10/15/14 (FGIC)                                                                         500,000                595,280
Lewisville, Texas Independent School District Permanent School Fund
  6.15% 8/15/21                                                                               2,160,000              2,382,286
Lincoln County School District 5.25% 6/15/12 (FGIC)                                             700,000                750,246
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                        1,000,000              1,342,280
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                          500,000                543,865
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                     700,000                758,548
^St. Charles County Francis Howell School District (Capital
  Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                           1,500,000                938,460
^Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22
  (AMBAC)                                                                                       200,000                 95,202
                                                                                                       -----------------------
                                                                                                                    13,938,150
                                                                                                       -----------------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
  Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                               185,000                185,235
Missouri State Housing Development Commission Mortgage
  Revenue Single Family Homeowner
  Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                         140,000                140,878
  Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                          70,000                 70,083
  Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                         160,000                162,659
Missouri State Housing Development Commission Mortgage Revenue
  Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                               345,000                354,919
New Mexico Mortgage Finance Authority
  Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                  310,000                313,896
  Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                            265,000                275,873
New Mexico Mortgage Finance Authority Single Family Mortgage
  Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                                    630,000                643,362
Oregon State Housing & Community Services Department Mortgage
  Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                         1,365,000              1,410,031
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
  6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                               215,000                215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
  7.20% 1/1/27 (FHA)(VA)(AMT)                                                                    20,000                 20,431
                                                                                                       -----------------------
                                                                                                                     3,793,225
                                                                                                       -----------------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
  Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                            1,000,000              1,074,170
Portland River District Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.00% 6/15/23 (AMBAC)                                                       250,000                267,870
Portland, Oregon Urban Renewal & Redevelopment Interstate
  Corridor Series A 5.25% 6/15/20 (FGIC)                                                        890,000                991,923
                                                                                                       -----------------------
                                                                                                                     2,333,963
                                                                                                       -----------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                      500,000                544,155
Puerto Rico Commonwealth Public Improvement Series A
  5.50% 7/1/19 (MBIA)                                                                         9,000,000             10,671,210
                                                                                                       -----------------------
                                                                                                                    11,215,365
                                                                                                       -----------------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Series A 4.75% 7/1/38 (MBIA)                                                                1,000,000              1,057,650
  Series E 5.50% 7/1/19 (FSA)                                                                 3,000,000              3,557,070
  Series G 5.00% 7/1/42                                                                       6,750,000              7,063,335
  Series J 5.50% 7/1/22                                                                         400,000                445,516
Puerto Rico Commonwealth Industrial Development Company
  General Purpose Revenues Series B 5.375% 7/1/16                                             1,000,000              1,056,880
^Puerto Rico Commonwealth Infrarastructure Financing Authority
  Series A 0.00% 7/1/30 (FGIC)                                                                1,000,000                332,620
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
  Revser B 5.00% 7/1/41                                                                       8,000,000              8,436,240
Puerto Rico Commonwealth Public Improvement (Unrefunded
  Balance) 5.125% 7/1/30 (FSA)                                                                  580,000                623,923
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                            6,880,000              7,209,483
Puerto Rico Electric Power Authority Power Revenue
  Series II 5.25% 7/1/31                                                                      6,000,000              6,448,980
  Series NN 5.125% 7/1/29                                                                     1,400,000              1,505,434
  Series PP 5.00% 7/1/25 (FGIC)                                                               2,500,000              2,688,385
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
  ROLs 6.345% 7/1/19 (FSA)                                                                    1,925,000              2,062,695
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
  Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                               1,240,000              1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
  Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
  6.25% 7/1/24 (MBIA)                                                                         1,200,000              1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
  Series I 5.25% 7/1/33                                                                      12,000,000             12,948,720
  Series J 5.00% 7/1/36 (AMBAC)                                                               2,000,000              2,190,380
University of the Virgin Islands Series A 5.375% 6/1/34                                         500,000                533,625
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                        510,000                526,422
                                                                                                       -----------------------
                                                                                                                    61,176,649
                                                                                                       -----------------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
  5.50% 2/15/24 (FGIC)                                                                        5,000,000              6,012,350
  5.50% 2/15/26 (FGIC)                                                                        2,590,000              3,135,325
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                           500,000                533,330
                                                                                                       -----------------------
                                                                                                                     9,681,005
                                                                                                       -----------------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                              1,000,000              1,090,080
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                    4,375,000              4,786,206
Clovis, California Public Financing Authority Wastewater Revenue
  5.25% 8/1/30 (MBIA)                                                                         1,000,000              1,097,600
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                              1,000,000              1,088,900
Green Bay, Wisconsin Water Systems Revenue Refunding and
  Improvements Bonds 5.25% 11/1/22 (FSA)                                                      1,000,000              1,105,180
Metropolitan St. Louis Sewer District Wastewater Revenue
  5.00% 5/1/34 (MBIA)                                                                         1,250,000              1,327,075
Missouri State Development Finance Board Infrastructure Facilities
  Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                              605,000                625,050
New York City, New York Municipal Water Finance Authority Water &
  Sewer System Revenue Series A 5.125% 6/15/34                                               12,125,000             12,927,432
Portland Sewer Systems Revenue (Second Lien) Series A
  5.00% 6/1/23 (FSA)                                                                            325,000                348,134
West Virginia State Water Development Authority Revenue (Loan
  Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                            2,890,000              3,249,892
                                                                                                                    27,645,549
                                                                                                       -----------------------
Total Municipal Bonds                                                                                              610,269,930
                                                                                                       -----------------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                       2,713,099              2,713,099
                                                                                                       -----------------------
                                                                                                                     2,713,099
                                                                                                       -----------------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
  Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                          6,000,000              6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                         4,400,000              4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
  (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                          10,000,000             10,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
  Project) 2.40% 12/1/11 UBC                                                                  1,050,000              1,050,000
                                                                                                       -----------------------
                                                                                                                    21,450,000
                                                                                                       -----------------------
Total Short Term Investments                                                                                        24,163,099
                                                                                                       -----------------------

                                                                                                       -----------------------
Total Investments at Market                                                                                        634,433,029
                                                                                                       -----------------------

Total Investments at Cost                                                                                        $ 486,277,401
                                                                                                       -----------------------

-------------------------------------------------------------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance
VA - Insured by the Veterans Administration

§Pre-Refunded  Bonds are  municipals  that are generally  backed or secured by
U.S. Treasury bonds. For Pre-Refunded  Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

oVariable rate notes. The interest rate shown is the rate as of August 31, 2005.

&An inverse  floater bond is a type of bond with  variable or floating  interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2005.

‡Non-income producing security. Security is currently in default.

(A) No adjustments  are shown to the unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment advisor of any of the Funds  from  buying or  selling  securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2005
(Unaudited)
                                                                                                                   Delaware Tax-
                                  Delaware Tax-   Delaware Tax    Delaware Tax-     Delaware Tax-    Pro           Free USA Fund
                                  Free USA        Free Insured    Free Missouri     Oregon Insured   Forma         Pro Forma
                                  Fund            Fund            Insured Fund      Fund             Adjustments   Combined
                                  --------------- --------------- ----------------- --------------   -----------   ---------------

Investments, at market value        $ 478,707,931    $ 60,091,780      $ 50,080,916   $ 47,110,932         $ -     $ 635,991,559
Cash                                    9,275,957         531,670             2,302          3,400           -         9,813,329
Receivable for securities sold          2,667,450               -            70,000              -           -         2,737,450
Receivable for fund shares sold            84,296         217,624           144,953         15,837           -           462,710
Interest receivable                     5,663,922         721,654           619,406        559,689           -         7,564,671
                                  --------------- --------------- ----------------- --------------   -----------   ---------------
     Total Assets                     496,399,556      61,562,728        50,917,577     47,689,858           -       656,569,719
                                  --------------- --------------- ----------------- --------------   -----------   ---------------

Liabilities

Accrued expenses and other
  liabilities                           1,384,449         167,830           129,718        110,197            -         1,792,194
Payable for securities purchased       18,563,400               -                 -              -            -        18,563,400
Payable for fund shares purchased                                           115,500          5,281            -           120,781
Transaction costs payable                       -               -                 -              -       34,716 *          34,716
                                  --------------- --------------- ----------------- --------------   -----------   ---------------
     Total Liabilities                 19,947,849         167,830           245,218        115,478       34,716        20,511,091
                                  --------------- --------------- ----------------- --------------   -----------   ---------------
Net Assets                          $ 476,451,707    $ 61,394,898      $ 50,672,359   $ 47,574,380    $ (34,716)    $ 636,058,628
                                  =============== =============== ================= ==============   ===========   ===============

Investment at Cost                  $ 441,884,365    $ 55,980,051      $ 46,957,112   $ 44,393,036          $ -       589,214,564

Analysis of Net Assets

Accumulated paid in capital         $ 447,927,164    $ 56,575,484      $ 47,554,884   $ 45,032,032          $ -     $ 597,089,564
Distributions in excess of net
  investment income                       (12,071)         (1,790)                -              -      (34,716)*         (48,577)
Accumulated net realized gain
  (loss) on investments                (8,286,952)        709,475            (6,329)      (175,548)           -        (7,759,354)
Unrealized appreciation of
  investments                          36,823,566       4,111,729         3,123,804      2,717,896            -        46,776,995
                                  --------------- --------------- ----------------- --------------   -----------   ---------------
Net Assets                          $ 476,451,707    $ 61,394,898      $ 50,672,359   $ 47,574,380    $ (34,716)    $ 636,058,628
                                  =============== =============== ================= ==============   ===========   ===============

* Adjustment reflects the costs of the transaction to be incurred by the funds.

Shares Outstanding                     40,516,197       5,444,317         4,688,927     4,464,316   $(1,020,076)       54,093,681

Retail Class A Shares                  38,605,351       4,637,117         4,273,525     3,194,497     $(835,836)       49,874,654
Retail Class B Shares                   1,403,728         544,550           286,829       646,429     $(106,033)        2,775,503
Retail Class C Shares                     507,118         262,650           128,573       623,390      $(78,207)        1,443,524

Net Assets:

Retail Class A Shares               $ 453,981,230    $ 52,291,497      $ 46,182,308  $ 34,028,754      $(30,991)    $ 586,452,798
Retail Class B Shares                  16,506,985       6,140,880         3,098,612     6,889,418        (2,339)       32,633,556
Retail Class C Shares                   5,963,492       2,962,521         1,391,439     6,656,208        (1,386)       16,972,274

Net asset value per share:

Retail Class A Shares                      $11.76          $11.28            $11.32        $10.65                          $11.76
Retail Class B Shares                      $11.76          $11.28            $10.80        $10.66                          $11.76
Retail Class C Shares                      $11.76          $11.28            $10.82        $10.68                          $11.76

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2005
(Unaudited)

                                                                                                                   Delaware Tax-
                                      Delaware Tax-  Delaware Tax    Delaware Tax-   Delaware Tax-   Pro           Free USA Fund
                                      Free USA       Free Insured    Free Missouri   Free Oregon     Forma         Pro Forma
                                      Fund           Fund            Insured Fund    Insured Fund    Adjustments   Combined
                                      ------------- -------------    -------------   --------------- ------------  -------------

Investment Income
  Interest income                      $ 25,231,691   $ 2,952,129      $ 2,598,108   $ 2,184,541            $ -     $ 32,966,469
                                      ------------- -------------    -------------   --------------- ------------  -------------

Expenses
  Management fees                         2,621,345       309,141          256,217       226,722       18,861  (A)     3,432,286
  Distribution expenses - Class A         1,229,782       144,780          115,325        79,429                       1,569,316
  Distribution expenses - Class B           189,661        62,930           38,115        70,849                         361,555
  Distribution expenses - Class C            58,662        23,137           13,598        65,012                         160,409
  Dividend disbursing and transfer
    agent fees and expenses                 307,953        35,772           33,637        27,334                         404,696
  Accounting and administration
    expenses                                165,019        21,394           17,708        15,712                         219,833
  Reports and statements to
    shareholders                             61,001         5,027            4,446         7,881      (10,000) (B)        68,355
  Legal and professional fees                72,803        18,171           22,105        20,398      (34,500) (B)        98,977
  Registration fees                          55,087        35,615            2,789         1,417      (39,621) (B)        55,287
  Insurance fees                             30,506         4,337            3,615         3,188                          41,646
  Trustees' fees                             24,809         3,217            2,430         2,240                          32,696
  Custodian fees                             17,682         2,360            3,264         3,083       (4,770) (B)        21,619
  Pricing fees                                4,179         1,608            3,408         3,037       (8,053) (B)         4,179
  Taxes (other than taxes on
    income)                                   2,785           365              149            89                           3,388
  Other                                      17,445         2,757              833           857                          21,892
                                      ------------- -------------    -------------   --------------- ------------  -------------
                                          4,858,719       670,611          517,639       527,248      (78,083)         6,496,134
  Less expenses absorbed or waived         (375,304)      (29,966)         (11,390)      (38,527)      (8,811) (C)      (463,998)
  Less waived distribution
    expenses - Class A                     (194,110)      (22,759)               -             -           -            (216,869)
  Less expenses paid indirectly             (12,079)       (1,583)             (60)         (130)       1,773  (B)       (12,079)
                                      ------------- -------------    -------------   --------------- ------------  -------------
  Total expenses                          4,277,226       616,303          506,189       488,591      (76,310)         6,484,055
                                      ------------- -------------    -------------   --------------- ------------  -------------

Net Investment Income                    20,954,465     2,335,826        2,091,919     1,695,950       76,310         26,482,414
                                      ------------- -------------    -------------   --------------- ------------  -------------

Net Realized and Unrealized Gain/
(Loss) on Investments:
  Net realized gain on investments        2,541,488       837,585          130,115       106,456            -          3,615,644
  Change in unrealized
    appreciation/ (depreciation)
    of investments                        9,862,168       173,220          380,933       366,029            -         10,782,350
                                      ------------- -------------    -------------   --------------- ------------  -------------
Net Realized and Unrealized Gain
on Investments                           12,403,656     1,010,805          511,048       472,485            -         14,397,994

Change in Net Assets Resulting
from Operations                        $ 33,358,121   $ 3,346,631      $ 2,602,967   $ 2,168,435     $ 76,310       $ 40,880,408
                                      ============= =============    ==============  =============== ============  =============

(A)  Increase to reflect higher management fee for the surviving fund.

(B)  Decrease to reflect appropriate expense levels by merging the funds.

(C)  Increase to reflect appropriate expense levels by merging the funds.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers three series: Delaware Tax-Free Insured Fund, Delaware Tax-Free
USA Fund and Delaware Tax-Free USA Intermediate Fund. These financial statements and related  notes pertain to the Delaware  Tax-Free USA Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C shares.  Class A shares are sold with a front-end  sales charge of up to 4.50%. Class B shares are sold with a contingent  deferred sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

1. Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Tax-Free Insured Fund, Delaware Tax-Free
Missouri  Insured Fund and  Delaware  Tax-Free  Oregon  Insured Fund by Delaware
Tax-Free  USA Fund,  as if such  acquisition  had taken place as of September 1,
2004.

Under the  terms of the Plan of  Reorganization,  the  combination  of  Delaware
Tax-Free  Insured  Fund,  Delaware  Tax-Free  Missouri  Insured  Fund,  Delaware
Tax-Free  Oregon  Insured Fund and Delaware  Tax-Free USA Fund will be accounted for by a method of accounting for tax-free mergers of investment companies.  The acquisition  would  be  accomplished  by an  acquisition  of the net  assets  of
Delaware  Tax-Free  Insured Fund,  Delaware  Tax-Free  Missouri Insured Fund and
Delaware  Tax-Free  Oregon  Insured  Fund in exchange for shares of the Delaware
Tax-Free USA Fund at net asset value.  The  statement of assets and  liabilities and the related  statement of  operations  of Delaware  Tax-Free  Insured  Fund,
Delaware Tax-Free  Missouri Insured Fund,  Delaware Tax-Free Oregon Insured Fund
and  Delaware  Tax-Free  USA Fund have been  combined  as of and for the  twelve months ended August 31, 2005.

The  accompanying pro forma financial  statements  should be read in conjunction with the  financial  statements  of Delaware  Tax-Free  Insured  Fund,  Delaware
Tax-Free  Missouri  Insured  Fund,  Delaware  Tax-Free  Oregon  Insured Fund and
Delaware  Tax-Free  USA Fund  included in their  annual  report dated August 31,
2005.

The following notes refer to the accompanying pro forma financial  statements as if the  above-mentioned  acquisition of Delaware Tax-Free Insured Fund, Delaware
Tax-Free  Missouri  Insured Fund and Delaware  Tax-Free  Oregon  Insured Fund by
Delaware Tax-Free USA Fund had taken place as of September 1, 2004.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive  earnings  credits from its  custodian  when  positive cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended August 31, 2005 were approximately  $12,079.
The  expenses  paid under the above  arrangement  is included in the  "custodian fees"  expense  caption on the Statement of  Operations  with the  corresponding expense offset shown as "expenses paid indirectly."

3. Investment Management,  Administration Agreements and Other Transactions with
Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, and extraordinary  expenses,  do not exceed 0.62% of average daily net assets of the Fund for at least one year after the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  Effective May
19, 2005,  each Fund pays DSC a monthly fee computed at the annual rate of 0.04%
of each  Fund's  average  daily net assets  for  accounting  and  administration services.  Prior to May 19,  2005,  the Fund  paid DSC a  monthly  fee  based on average net assets subject to certain minimums for accounting and administration services.  The Fund paid DSC a monthly  fee based on the  number of  shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class  B and C  shares.  The  Board  of  Trustees  has  adopted  a  formula  for calculating  12b-1 plan fees for Class A shares that went into effect on June 1,
1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the  average  daily net assets  representing  shares that were acquired prior to June 1, 1992 and 0.30%,  waived to 0.25%,  of the average daily net assets  representing  shares  that were  acquired  on or after June 1,
1992. The  contractual  12b-1 fee waiver of 0.25% of average daily net assets is applied to the Class A shares of the Fund  acquired  on or after June 1, 1992 in calculating  the applicable  12b-1 fee rate. All Class A shareholders  will bear
12b-1 fees at the same rate,  the blended rate based upon the  allocation of the rates described  above.  DDLP has contracted to waive  distribution  and service fees through December 31, 2006 in order to prevent distribution and service fees of Class A from exceeding 0.25% of the average daily net assets.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

4. Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $177,300,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2005, or at any time during the period.

5. Credit and Market Risks
The Fund concentrates  it's investments in securities issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Statements of Net Assets.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At
August 31, 2005,  there were no Rule 144A securities and no securities have been
determined  to  be  illiquid  under  the  Funds'  liquidity  procedures.   While
maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining  whether individual  securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

6. Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current refunding".  "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from  Moody's,  S&P,  and/or Fitch due to the strong  credit  quality of the escrow  securities and the irrevocable  nature of the escrow deposit  agreement.
Tax Free Insured Funds will  purchase  escrow  secured bonds without  additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

7. Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 32 filed October 31, 2005

Item 16.  Exhibits.  The following  exhibits are incorporated by reference to the
          Registrant's  previously  filed  registration  statements on Form N-1A indicated below, except as noted:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 25 filed August 16, 1999.

               (b)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed August 16, 1999.

          (2)  Copies of the existing bylaws or corresponding  instrument of the
               Registrant;

               (a)  Amended and Restated  By-Laws  (May 19,  2005)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 32 filed October 31, 2005.

          (3)  Copies  of any  voting  trust  agreement  affecting  more  than 5 percent of any class of equity securities of the Registrant;

               Not  applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Form of Plan of  Reorganization  by the Registrant on behalf of  two  of its  series,  Delaware  Tax-Free  USA  Fund  and
                    Delaware  Tax-Free Insured Fund is filed herewith as Exhibit
                    A to the Prospectus/Proxy Statement.

               (b)  Form of  Agreement  and Plan of  Reorganization  between the
                    Registrant,  on behalf of Delaware  Tax-Free  USA Fund,  and
                    Delaware  Investments  Municipal  Trust,  on  behalf  of its series, Delaware Tax-Free Missouri Insured Fund and Delaware
                    Tax-Free Oregon Insured Fund, is filed herewith as Exhibit B to the Prospectus/Proxy Statement.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into this filing by reference to Post-Effective  Amendment No. 25 filed August 16, 1999.

               (b)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 32 filed October 31, 2005.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant.

               (a)  Executed Investment  Management Agreement (November 1, 1999)
                    between  Delaware  Management  Company  and  the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed October 27, 2000.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 28 filed October 31, 2001.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial   Distributors,   Inc.   on   behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 31 filed  December 3,
                         2004.

                    (iii)Executed   Amendment   No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         EX-99.7.a.iii.

                    (iv) Dealer's  Agreement  (January 2001)  incorporated  into this filing by  reference to  Post-Effective  Amendment
                         No. 29 filed November 18, 2002.

                    (v)  Vision Mutual Fund Gateway(R)Agreement  (November 2000)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  29 filed  November  18,
                         2002.

                    (vi) Registered Investment Advisers Agreement (January 2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  29 filed  November  18,
                         2002.

                    (vii)Bank/Trust  Agreement  (August 2004)  incorporated into this filing by  reference to  Post-Effective  Amendment
                         No. 31 filed December 3, 2004.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not  applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly The Chase  Manhattan Bank) and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 24 filed October 28, 1998.

                    (i)  Executed Amendment (July 1, 2001) to the Global Custody
                         Agreement   between   JPMorgan   Chase   Bank  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 29 filed November 18,
                         2002.

                    (ii) Executed  Letter  to add  Delaware  Tax-Free  USA Fund,
                         Delaware  Tax-Free  Insured Fund and Delaware  Tax-Free
                         USA  Intermediate  Fund  to  Schedule  A of the  Global
                         Custody  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 24 filed October 28,
                         1998.

                    (iii)Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 30 filed
                         October 31, 2003.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (b)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (c)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (d)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October  31,
                    2005)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 33 filed December 29, 2005.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  To be filed by amendment.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  To be filed by amendment.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

                    (i)  Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         October 31, 2005.

                    (ii) Executed Letter  Amendment to the Shareholder  Services
                         Agreement  (August  23,  2002)  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 30
                         filed October 31, 2003.

               (b)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 22 filed October 30, 1996.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 32 filed October 31, 2005.

                    (ii) Executed   Amendment  No.  30  (October  31,  2005)  to
                         Schedule A of the Delaware  Investments Family of Funds
                         Fund Accounting Agreement incorporated into this filing
                         by reference to  Post-Effective  Amendment No. 33 filed
                         December 29, 2005.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Independent  Registered  Public  Accounting  Firm
                    (March 2006) attached as Exhibit No. EX-99.14.a.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not  applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of Attorney  (May 18,  2005)  incorporated  into this filing by reference to Post-Effective Amendment No. 32 filed
                    October 31, 2005.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.17.a.

               (b)  Code of Ethics for Delaware Investments (Delaware Management
                    Business  Trust,  Delaware  Management  Company and Delaware
                    Distributors,  L.P.) (February 2006) attached as Exhibit No.
                    EX-99.17.b.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.17.c.

Item 17. Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3)  The  undersigned  Registrant  agrees  to file  by  Post-Effective
               Amendment  the opinion and consent of counsel  regarding  the tax consequences of the proposed  reorganization  required by Item 16
               (12) of Form N-14 within a reasonable  time after receipt of such opinion.

                                   SIGNATURES

     As required by the  Securities  Act of 1933, as amended,  (the "1933 Act"), the  Registration  Statement has been signed on behalf of the  Registrant in the
City of  Philadelphia  and the  Commonwealth  of Pennsylvania on the 22nd day of
March, 2006.

                                        DELAWARE GROUP TAX-FREE FUND

                                        By:  /s/ Jude T. Driscoll
                                             Jude T. Driscoll
                                                 Chairman

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

      Signature                             Title                     Date

/s/ Jude T. Driscoll                  Chairman/President/        March 22, 2006
Jude T. Driscoll                      Chief Executive Officer
                                      (Principal Executive
                                      Officer) and Trustee

/s/ Thomas L. Bennett      *          Trustee                    March 22, 2006
Thomas L. Bennett

/s/ John A. Fry            *          Trustee                    March 22, 2006
John A. Fry

/s/ Anthony D. Knerr       *          Trustee                    March 22, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth    *          Trustee                    March 22, 2006
Lucinda S. Landreth

/s/ Ann R. Leven           *          Trustee                    March 22, 2006
Ann R. Leven

/s/ Thomas F. Madison      *          Trustee                    March 22, 2006
Thomas F. Madison

/s/ Janet L. Yeomans       *          Trustee                    March 22, 2006
Janet L. Yeomans

/s/ J. Richard Zecher      *          Trustee                    March 22, 2006
J. Richard Zecher

/s/ Michael P. Bishof      *          Senior Vice President/     March 22, 2006
Michael P. Bishof                     Chief Financial Officer
                                      (Principal Financial
                                      Officer)

                           * By: /s/ Jude T. Driscoll
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.         Exhibit

EX-99.7.a.iii.      Executed Amendment No. 1 (October 31, 2005) to Appendix A to
                    Second   Amended   and   Restated   Financial   Intermediary
                    Distribution Agreement

EX-99.14.a.         Consent of Independent  Registered  Public  Accounting Firm
                    (March 2006)

EX-99.17.a.         Code of Ethics for the Delaware Investments Family of Funds
                    (February 2006)

EX-99.17.b.         Code   of   Ethics   for   Delaware   Investments  (Delaware
                    Management  Business Trust,  Delaware Management Company and
                    Delaware Distributors, L.P.) (February 2006)

EX-99.17.c.         Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)